UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

REITs - APARTMENTS—18.12%
Apartment Investment and Management Co. Class A	1,424,593	$21,881,748
AvalonBay Communities Inc.	971,088	74,395,052
BRE Properties Inc. Class A	642,608	20,608,439
Camden Property Trust	778,292	30,174,381
Equity Residential	3,326,683	106,620,190
Essex Property Trust Inc.	342,675	27,307,771
UDR Inc.	1,830,392	28,480,899

		309,468,480
REITs - DIVERSIFIED—14.03%
Digital Realty Trust Inc.(a)	926,099	44,452,752
Duke Realty Corp.	2,721,659	30,809,180
Liberty Property Trust	1,358,189	41,288,946
Vornado Realty Trust	1,902,808	123,073,621

		239,624,499
REITs - HEALTH CARE—14.26%
HCP Inc.	3,559,080	100,899,918
Health Care REIT Inc.(a)	1,456,930	62,647,990
Ventas Inc.	1,896,408	80,028,418

		243,576,326
REITs - HOTELS—4.65%
Host Hotels & Resorts Inc.(b)	7,486,461	79,356,487

		79,356,487
REITs - OFFICE PROPERTY—15.11%
Alexandria Real Estate Equities Inc.(a)	527,297	31,495,450
Boston Properties Inc.	1,682,670	109,154,803
Corporate Office Properties Trust	704,970	25,160,379
Douglas Emmett Inc.	1,363,382	18,855,573
Mack-Cali Realty Corp.	950,341	31,000,123
SL Green Realty Corp.(a)	932,443	42,416,832

		258,083,160
REITs - REGIONAL MALLS—9.93%
Macerich Co. (The)(a)	1,146,140	35,358,419
Simon Property Group Inc.	1,865,043	134,283,096

		169,641,515
REITs - SHOPPING CENTERS—9.69%
Federal Realty Investment Trust	741,512	47,738,543
Kimco Realty Corp.	4,869,408	61,451,929
Regency Centers Corp.	974,986	32,652,281
Weingarten Realty Investors	1,266,156	23,639,132

		165,481,885

REITs - STORAGE—7.63%
Public Storage	1,646,272	130,351,817

		130,351,817
REITs - WAREHOUSE/INDUSTRIAL—6.46%
AMB Property Corp.	1,775,701	42,616,824
ProLogis	5,380,235	67,790,961

		110,407,785

TOTAL COMMON STOCKS
(Cost: $2,392,182,451)		1,705,991,954

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.39%

MONEY MARKET FUNDS—4.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	61,142,824	61,142,824
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	10,369,437	10,369,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	3,517,811	3,517,811

		75,030,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,030,072)		75,030,072

TOTAL INVESTMENTS IN SECURITIES—104.27%
(Cost: $2,467,212,523)		1,781,022,026
Other Assets, Less Liabilities—(4.27)%		(73,010,781)

NET ASSETS—100.00%		$1,708,011,245

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

AUSTRALIA—22.10%
Amcor Ltd.	179,816	$941,395
APA Group	113,544	321,946
Australia and New Zealand Banking Group Ltd.	94,012	1,815,815
Billabong International Ltd.	106,476	991,840
Bradken Ltd.	62,244	333,613
Commonwealth Bank of Australia	86,336	4,084,857
David Jones Ltd.	103,436	437,630
MAp Group	181,868	449,396
Metcash Ltd.	110,504	417,441
National Australia Bank Ltd.	104,272	2,444,029
Orica Ltd.	81,244	1,743,962
South Australian Coal Corp.	62,016	2,756
SP AusNet	40,964	32,588
Stockland Corp. Ltd.	244,720	811,347
Suncorp-Metway Ltd.	100,320	793,608
Tatts Group Ltd.	329,764	674,155
Telstra Corp. Ltd.	94,468	280,453
UGL Ltd.	91,808	1,056,766
Wesfarmers Ltd.	70,832	1,732,003
Westfield Group	213,788	2,401,922
Westpac Banking Corp.	99,180	2,103,406
WorleyParsons Ltd.	66,576	1,395,964

		25,266,892
AUSTRIA—4.93%
Oesterreichische Post AG	73,036	1,988,706
OMV AG	33,972	1,350,474
Telekom Austria AG	75,848	1,052,141
voestalpine AG	35,112	1,243,524

		5,634,845
CANADA—4.37%
Bank of Montreal	37,468	1,828,565
Emera Inc.	20,368	442,151
Manitoba Telecom Services Inc.	51,072	1,622,513
Russel Metals Inc.	46,512	755,192
TELUS Corp.	11,000	342,027

		4,990,448
FINLAND—5.35%
Cargotec Corp. Class B	26,220	751,485
Kesko OYJ Class B	37,316	1,208,510
Konecranes OYJ	38,760	1,148,065
Metso OYJ	23,104	785,173
Rautaruukki OYJ	78,128	1,618,051
YIT OYJ	27,208	610,000

		6,121,284

FRANCE—8.13%
Credit Agricole SA	17,632	280,367
France Telecom SA	31,540	728,824
GDF Suez	17,404	663,309
Neopost SA	27,208	2,179,816
PPR SA	14,820	1,821,987
Schneider Electric SA	18,544	1,933,916
Veolia Environnement	22,572	747,955
Vivendi SA	35,796	937,875

		9,294,049
GERMANY—3.16%
BASF SE	13,224	757,744
RWE AG	20,900	1,866,169
Wincor Nixdorf AG	14,592	993,825

		3,617,738
GREECE—0.76%
Hellenic Telecommunications Organization SA SP ADR	127,072	874,255

		874,255
HONG KONG—5.43%
CLP Holdings Ltd.	190,000	1,284,462
Esprit Holdings Ltd.	114,012	808,929
Hongkong Electric Holdings Ltd.	190,000	1,063,045
Television Broadcasts Ltd.	228,000	1,068,672
VTech Holdings Ltd.	152,000	1,506,123
Yue Yuen Industrial (Holdings) Ltd.	152,000	473,660

		6,204,891
ITALY—9.80%
A2A SpA	261,592	499,950
ACEA SpA	263,644	2,845,500
Edison SpA	217,132	322,929
Enel SpA	213,940	1,160,470
Eni SpA	211,812	4,984,329
Milano Assicurazioni SpA	395,656	1,094,385
Telecom Italia SpA	195,776	295,249

		11,202,812
JAPAN—1.08%
Eisai Co. Ltd.	15,200	564,205
Ono Pharmaceutical Co. Ltd.	15,200	673,190

		1,237,395
NETHERLANDS—2.07%
Koninklijke BAM Groep NV	110,048	1,090,308
Koninklijke KPN NV	76,912	1,281,777

		2,372,085
NEW ZEALAND—3.12%
Fletcher Building Ltd.	388,740	2,176,050
Telecom Corp. of New Zealand Ltd.	826,576	1,386,912

		3,562,962
NORWAY—1.23%
Fred Olsen Energy ASA	35,568	1,405,568

		1,405,568
PORTUGAL—1.41%
BRISA - Auto-estradas de Portugal SA	168,644	1,610,374

		1,610,374

SINGAPORE—4.61%
Jardine Cycle & Carriage Ltd.	152,000	2,739,519
Keppel Corp. Ltd.	152,000	906,315
SembCorp Industries Ltd.	228,000	573,350
StarHub Ltd.	456,000	704,912
Straits Asia Resources Ltd.	228,000	350,832

		5,274,928
SPAIN—4.14%
Endesa SA	77,900	2,388,593
Gas Natural SDG SA	55,024	1,102,468
Telefonica SA	51,224	1,236,367

		4,727,428
SWEDEN—1.26%
Peab AB	144,096	840,073
TeliaSonera AB	88,616	602,208

		1,442,281
SWITZERLAND—0.78%
Swisscom AG Registered	2,432	894,494

		894,494
UNITED KINGDOM—16.03%
Aviva PLC	189,316	1,178,553
BP PLC	135,736	1,276,527
British American Tobacco PLC	105,944	3,514,977
Cable & Wireless PLC	107,996	246,427
Close Brothers Group PLC	140,448	1,558,498
Dairy Crest Group PLC	112,176	606,839
DS Smith PLC	124,260	217,034
FirstGroup PLC	105,260	622,893
Hays PLC	92,872	164,890
HMV Group PLC	194,636	238,124
HSBC Holdings PLC	74,480	808,336
IMI PLC	79,192	695,397
Provident Financial PLC	180,804	2,714,679
Rexam PLC	86,336	414,896
Royal Dutch Shell PLC Class A	111,340	3,125,318
United Business Media Ltd.	127,528	873,396
Vodafone Group PLC	31,464	67,837

		18,324,621

TOTAL COMMON STOCKS
(Cost: $102,872,843)		114,059,350

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(a)(b)	31,175	31,175

		31,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,175)		31,175

TOTAL INVESTMENTS IN SECURITIES—99.79%
(Cost: $102,904,018)	114,090,525
Other Assets, Less Liabilities—0.21%	242,934

NET ASSETS—100.00%	$114,333,459

SP ADR - Sponsored American Depositary Receipts

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

AEROSPACE & DEFENSE—2.52%
General Dynamics Corp.	613,130	$40,987,740
Northrop Grumman Corp.	860,360	48,696,376

		89,684,116
AGRICULTURE—5.45%
Altria Group Inc.	1,919,803	38,127,288
Lorillard Inc.	1,380,882	104,532,767
Universal Corp.(a)	1,128,785	51,235,551

		193,895,606
APPAREL—1.84%
VF Corp.	912,115	65,699,643

		65,699,643
BANKS—6.18%
BancorpSouth Inc.	1,076,435	24,628,833
Bank of Hawaii Corp.	1,090,145	49,579,795
BB&T Corp.	647,912	18,057,307
F.N.B. Corp.	2,030,649	14,397,301
FirstMerit Corp.	905,884	18,561,563
Trustmark Corp.	1,276,675	29,108,190
United Bankshares Inc.(b)	1,757,650	43,765,485
Valley National Bancorp	1,587,880	21,833,350

		219,931,824
BEVERAGES—1.17%
Coca-Cola Co. (The)	767,798	41,653,041

		41,653,041
BUILDING MATERIALS—0.24%
Masco Corp.	625,891	8,487,082

		8,487,082
CHEMICALS—5.81%
Dow Chemical Co. (The)	624,261	16,911,230
Eastman Chemical Co.	812,337	45,921,411
International Flavors & Fragrances Inc.	665,841	26,480,497
PPG Industries Inc.	1,001,626	58,775,414
RPM International Inc.	1,135,307	21,230,241
Sensient Technologies Corp.	825,403	21,419,208
Valspar Corp. (The)	615,109	16,288,086

		207,026,087
COMMERCIAL SERVICES—1.80%
Deluxe Corp.	2,046,547	38,086,240
R.R. Donnelley & Sons Co.	1,306,151	25,887,913

		63,974,153

COSMETICS & PERSONAL CARE—0.59%
Avon Products Inc.	697,880	21,034,103

		21,034,103
DISTRIBUTION & WHOLESALE—2.65%
Genuine Parts Co.	1,159,847	43,703,035
Watsco Inc.	1,057,391	50,712,472

		94,415,507
ELECTRIC—22.50%
Alliant Energy Corp.	1,404,371	43,816,375
American Electric Power Co. Inc.	1,287,707	44,619,048
Black Hills Corp.	1,242,234	32,273,239
CenterPoint Energy Inc.	1,499,335	20,915,723
Cleco Corp.	952,446	24,687,400
DPL Inc.	1,105,379	29,668,372
DTE Energy Co.	1,348,564	56,693,631
Edison International	967,630	32,241,432
Entergy Corp.	1,003,592	76,584,106
FirstEnergy Corp.	1,320,217	57,587,866
FPL Group Inc.	940,943	45,880,381
Northeast Utilities	1,057,210	26,768,557
OGE Energy Corp.	1,070,856	38,786,404
PG&E Corp.	1,039,530	43,909,747
Pinnacle West Capital Corp.	1,582,623	56,689,556
PPL Corp.	1,188,627	35,052,610
Public Service Enterprise Group Inc.	1,113,661	34,066,890
SCANA Corp.	1,400,282	49,864,042
TECO Energy Inc.	1,407,426	21,913,623
UniSource Energy Corp.	944,643	29,038,326

		801,057,328
ELECTRICAL COMPONENTS & EQUIPMENT—2.04%
Emerson Electric Co.	882,164	36,645,093
Hubbell Inc. Class B	836,278	36,010,131

		72,655,224
ENVIRONMENTAL CONTROL—1.40%
Republic Services Inc.	717,595	19,224,370
Waste Management Inc.	956,265	30,648,293

		49,872,663
FOOD—3.52%
General Mills Inc.	749,324	53,434,294
Kraft Foods Inc. Class A	1,195,416	33,065,207
Sara Lee Corp.	1,008,415	12,242,158
Sysco Corp.	952,392	26,657,452

		125,399,111
FOREST PRODUCTS & PAPER—0.61%
MeadWestvaco Corp.	903,609	21,749,869

		21,749,869
GAS—5.43%
AGL Resources Inc.	1,308,405	46,173,612
New Jersey Resources Corp.	919,750	33,561,677
Nicor Inc.	1,211,918	49,106,917
NiSource Inc.	1,722,932	24,551,781
Sempra Energy	785,056	39,841,592

		193,235,579

HOUSEHOLD PRODUCTS & WARES—4.38%
Avery Dennison Corp.	585,484	19,034,085
Clorox Co. (The)	883,878	52,299,061
Kimberly-Clark Corp.	1,016,357	60,361,442
Tupperware Brands Corp.	568,936	24,157,023

		155,851,611
INSURANCE—5.85%
Allstate Corp. (The)	858,649	25,699,365
Arthur J. Gallagher & Co.	1,611,604	36,341,670
Cincinnati Financial Corp.	1,773,364	46,799,076
Mercury General Corp.	1,747,146	66,775,920
Zenith National Insurance Corp.	1,176,175	32,815,283

		208,431,314
IRON & STEEL—0.20%
Steel Dynamics Inc.	474,141	7,197,460

		7,197,460
MACHINERY—1.49%
Briggs & Stratton Corp.	646,754	10,690,844
Caterpillar Inc.	808,824	42,252,966

		52,943,810
MANUFACTURING—3.64%
Eaton Corp.	850,692	52,096,378
General Electric Co.	717,671	11,540,150
Honeywell International Inc.	825,232	31,886,964
Leggett & Platt Inc.	1,444,287	26,372,681
Trinity Industries Inc.	492,225	7,698,399

		129,594,572
MEDIA—0.74%
McGraw-Hill Companies Inc. (The)	738,733	26,188,085

		26,188,085
METAL FABRICATE & HARDWARE—0.31%
Commercial Metals Co.	794,672	10,918,793

		10,918,793
OFFICE & BUSINESS EQUIPMENT—1.02%
Pitney Bowes Inc.	1,738,758	36,374,817

		36,374,817
OIL & GAS—2.83%
Chevron Corp.	960,724	69,287,415
Sunoco Inc.	1,260,598	31,628,404

		100,915,819
PACKAGING & CONTAINERS—0.78%
Sonoco Products Co.	1,006,522	27,941,051

		27,941,051
PHARMACEUTICALS—4.10%
Bristol-Myers Squibb Co.	1,291,316	31,456,458
Eli Lilly and Co.	1,532,633	53,948,682
Merck & Co. Inc.	1,110,845	42,412,062
Pfizer Inc.	967,964	18,062,208

		145,879,410
PIPELINES—1.31%
ONEOK Inc.	1,107,145	46,710,448

		46,710,448

RETAIL—3.31%
Darden Restaurants Inc.	856,232	31,646,335
Home Depot Inc. (The)	886,282	24,824,759
McDonald’s Corp.	986,226	61,570,089

		118,041,183
SAVINGS & LOANS—2.30%
Astoria Financial Corp.	1,286,372	16,980,110
First Niagara Financial Group Inc.	1,180,113	16,202,951
New York Community Bancorp Inc.	2,119,754	31,859,903
People’s United Financial Inc.	1,033,480	16,711,372

		81,754,336
TELECOMMUNICATIONS—3.17%
AT&T Inc.	1,620,003	41,083,276
CenturyTel Inc.	2,112,734	71,854,083

		112,937,359
TOYS, GAMES & HOBBIES—0.58%
Mattel Inc.	1,044,939	20,606,197

		20,606,197

TOTAL COMMON STOCKS
(Cost: $3,558,825,920)		3,552,057,201

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.57%

MONEY MARKET FUNDS—0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(a)(c)(d)	15,468,834	15,468,834
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(a)(c)(d)	2,623,416	2,623,416
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(a)(c)	2,254,528	2,254,528

		20,346,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,346,778)		20,346,778

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $3,579,172,698)		3,572,403,979
Other Assets, Less Liabilities—(0.33)%		(11,684,251)

NET ASSETS—100.00%		$3,560,719,728

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.94%

AIRLINES—7.79%
AMR Corp.(a)	785,265	$5,434,034
Continental Airlines Inc. Class B(a)	744,655	13,694,205
Delta Air Lines Inc.(a)	276,158	3,377,412
JetBlue Airways Corp.(a)	1,026,694	5,071,868
Southwest Airlines Co.	1,014,781	11,497,469

		39,074,988
TRANSPORTATION—87.86%
Alexander & Baldwin Inc.	717,107	22,911,569
Burlington Northern Santa Fe Corp.	688,026	68,616,834
C.H. Robinson Worldwide Inc.	584,219	33,084,322
Con-way Inc.	697,413	19,959,960
CSX Corp.	528,829	22,665,611
Expeditors International of Washington Inc.	656,502	22,386,718
FedEx Corp.	676,949	53,038,954
J.B. Hunt Transport Services Inc.	722,238	22,143,817
Landstar System Inc.	613,923	22,279,266
Norfolk Southern Corp.	480,904	22,631,342
Overseas Shipholding Group Inc.(b)	549,400	24,508,734
Ryder System Inc.	624,512	22,732,237
Union Pacific Corp.	699,428	42,315,394
United Parcel Service Inc. Class B	713,009	41,190,530

		440,465,288
TRUCKING & LEASING—4.29%
GATX Corp.	820,819	21,521,874

		21,521,874

TOTAL COMMON STOCKS
(Cost: $601,322,161)		501,062,150

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.97%

MONEY MARKET FUNDS—2.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	12,295,744	12,295,744
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	2,085,280	2,085,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	500,676	500,676

		14,881,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,881,700)	14,881,700

TOTAL INVESTMENTS IN SECURITIES—102.91%
(Cost: $616,203,861)	515,943,850
Other Assets, Less Liabilities—(2.91)%	(14,582,672)

NET ASSETS—100.00%	$501,361,178

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

ADVANCED MATERIALS/PRODUCTS—3.33%
Ceradyne Inc.(a)	146,438	$2,861,398
Hexcel Corp.(a)	321,862	3,540,482

		6,401,880
AEROSPACE/DEFENSE—45.49%
Boeing Co. (The)	250,924	15,205,994
Cubic Corp.	77,615	3,030,866
Esterline Technologies Corp.(a)	93,144	3,517,117
General Dynamics Corp.	168,781	11,283,010
Lockheed Martin Corp.	154,855	11,539,795
Northrop Grumman Corp.	185,209	10,482,829
Raytheon Co.	211,950	11,112,538
Rockwell Collins Inc.	146,303	7,781,857
Spirit AeroSystems Holdings Inc. Class A(a)	235,516	5,051,818
Teledyne Technologies Inc.(a)	107,691	4,012,567
TransDigm Group Inc.	93,539	4,515,127

		87,533,518
AEROSPACE/DEFENSE - EQUIPMENT—29.10%
AAR Corp.(a)	160,300	3,714,151
Alliant Techsystems Inc.(a)	60,339	4,764,971
BE Aerospace Inc.(a)	215,755	4,839,385
Curtiss-Wright Corp.	134,151	4,099,655
Goodrich Corp.	125,459	7,767,167
HEICO Corp. Class A	94,110	3,175,271
Moog Inc. Class A(a)	135,677	4,094,732
Orbital Sciences Corp.(a)	238,098	3,764,329
Triumph Group Inc.	67,092	3,416,996
United Technologies Corp.	242,283	16,349,257

		55,985,914
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—1.16%
Force Protection Inc.(a)	439,341	2,236,246

		2,236,246
DIVERSIFIED MANUFACTURING OPERATIONS—3.48%
Textron Inc.	342,994	6,698,673

		6,698,673
ELECTRONIC MEASURING INSTRUMENTS—3.20%
FLIR Systems Inc.(a)	208,313	6,161,899

		6,161,899
ELECTRONIC SECURITY DEVICES—1.42%
Taser International Inc.(a)	484,167	2,730,702

		2,730,702

ELECTRONICS - MILITARY—4.44%
L-3 Communications Holdings Inc.	102,444	8,537,683

		8,537,683
ENTERPRISE SOFTWARE/SERVICES—1.93%
ManTech International Corp. Class A(a)	77,387	3,707,611

		3,707,611
METAL PROCESSORS & FABRICATORS—6.35%
Precision Castparts Corp.	90,753	9,551,753
RBC Bearings Inc.(a)	114,514	2,661,305

		12,213,058

TOTAL COMMON STOCKS
(Cost: $243,759,877)		192,207,184

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(b)(c)	207,952	207,952

		207,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,952)		207,952

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $243,967,829)		192,415,136
Other Assets, Less Liabilities—(0.01)%		(15,030)

NET ASSETS—100.00%		$192,400,106

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

CHEMICALS—53.09%
A. Schulman Inc.	47,981	$1,080,532
Air Products and Chemicals Inc.	404,151	30,699,310
Airgas Inc.	143,101	6,047,448
Albemarle Corp.	187,381	6,693,249
Ashland Inc.	136,607	5,520,289
Cabot Corp.	103,432	2,666,477
Celanese Corp. Series A	293,847	8,550,948
CF Industries Holdings Inc.	115,845	10,757,367
Cytec Industries Inc.	99,511	3,712,755
Dow Chemical Co. (The)	2,341,166	63,422,187
E.I. du Pont de Nemours and Co.	1,734,139	56,550,273
Eastman Chemical Co.	139,987	7,913,465
Ecolab Inc.	484,498	21,269,462
FMC Corp.	148,936	7,586,800
H.B. Fuller Co.	99,404	1,990,068
Huntsman Corp.	341,049	4,157,387
International Flavors & Fragrances Inc.	161,058	6,405,277
Intrepid Potash Inc.(a)(b)	87,398	2,140,377
Lubrizol Corp.	137,804	10,154,777
Minerals Technologies Inc.	38,610	1,845,558
Mosaic Co. (The)	305,176	16,329,968
NewMarket Corp.	22,396	2,020,567
Olin Corp.	141,468	2,334,222
OM Group Inc.(a)	63,058	2,056,952
PPG Industries Inc.	338,761	19,878,495
Praxair Inc.	631,527	47,566,614
Rockwood Holdings Inc.(a)	104,187	2,282,737
RPM International Inc.	263,981	4,936,445
Sensient Technologies Corp.	99,977	2,594,403
Sigma-Aldrich Corp.	215,044	10,289,855
Solutia Inc.(a)	249,383	3,429,016
Terra Industries Inc.	204,679	6,467,856
Valspar Corp. (The)	190,628	5,047,829
W.R. Grace & Co.(a)	124,234	2,966,708

		387,365,673
COAL—10.40%
Alpha Natural Resources Inc.(a)	321,724	13,065,212
Arch Coal Inc.	334,398	7,045,766
CONSOL Energy Inc.	352,454	16,427,881
Massey Energy Co.	176,052	6,781,523
Patriot Coal Corp.(a)(b)	158,693	2,458,155
Peabody Energy Corp.	547,193	23,047,769
Walter Energy Inc.	108,883	7,068,684

		75,894,990

ENVIRONMENTAL CONTROL—0.21%
Calgon Carbon Corp.(a)(b)	115,330	1,544,269

		1,544,269
FOREST PRODUCTS & PAPER—3.25%
Domtar Corp.(a)	86,018	4,177,894
International Paper Co.	814,163	18,652,474
Wausau Paper Corp.(a)	101,088	891,596

		23,721,964
HOUSEHOLD PRODUCTS & WARES—1.03%
Avery Dennison Corp.	231,037	7,511,013

		7,511,013
IRON & STEEL—10.22%
AK Steel Holding Corp.	225,852	4,593,830
Allegheny Technologies Inc.	188,715	7,709,008
Carpenter Technology Corp.	91,443	2,450,672
Cliffs Natural Resources Inc.	269,326	10,759,574
Nucor Corp.	584,731	23,857,025
Reliance Steel & Aluminum Co.	132,156	5,384,035
Steel Dynamics Inc.	443,195	6,727,700
United States Steel Corp.(b)	294,411	13,080,681

		74,562,525
METAL FABRICATE & HARDWARE—0.70%
Commercial Metals Co.	232,746	3,197,930
Worthington Industries Inc.	132,522	1,917,593

		5,115,523
MINING—20.99%
Alcoa Inc.	1,996,152	25,411,015
Coeur d’Alene Mines Corp.(a)	160,439	2,249,355
Compass Minerals International Inc.	66,896	4,217,124
Freeport-McMoRan Copper & Gold Inc.	844,296	56,306,100
Hecla Mining Co.(a)(b)	485,710	2,214,838
Kaiser Aluminum Corp.	32,757	1,151,409
Newmont Mining Corp.	978,449	41,936,324
Royal Gold Inc.	82,950	3,535,329
RTI International Metals Inc.(a)	60,270	1,491,683
Southern Copper Corp.	435,322	11,592,625
Titanium Metals Corp.(a)(b)	178,070	2,070,954
USEC Inc.(a)(b)	231,595	926,380

		153,103,136

TOTAL COMMON STOCKS
(Cost: $928,574,855)		728,819,093

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.28%

MONEY MARKET FUNDS—2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	14,015,743	14,015,743

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	2,376,981	2,376,981
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	213,188	213,188

		16,605,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,605,912)		16,605,912

TOTAL INVESTMENTS IN SECURITIES—102.17%
(Cost: $945,180,767)		745,425,005
Other Assets, Less Liabilities—(2.17)%		(15,798,053)

NET ASSETS—100.00%		$729,626,952

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.96%

FINANCE - INVESTMENT BANKER/BROKER—69.93%
Charles Schwab Corp. (The)	583,112	$10,665,118
E*TRADE Financial Corp.(a)	3,619,226	5,501,223
GFI Group Inc.	554,411	2,699,981
Goldman Sachs Group Inc. (The)	103,037	15,323,663
Greenhill & Co. Inc.	63,212	4,917,894
Interactive Brokers Group Inc. Class A(a)	197,344	3,137,770
Investment Technology Group Inc.(a)	190,640	3,908,120
Jefferies Group Inc.(a)(b)	238,807	6,099,131
KBW Inc.(a)(b)	150,410	3,994,890
Knight Capital Group Inc. Class A(a)	295,032	4,614,300
MF Global Holdings Ltd.(a)(b)	534,858	3,503,320
Morgan Stanley	461,628	12,362,398
optionsXpress Holdings Inc.	232,442	3,335,543
Piper Jaffray Companies(a)	81,208	3,945,085
Raymond James Financial Inc.	228,468	5,782,525
Stifel Financial Corp.(a)	86,389	4,518,145
SWS Group Inc.	239,998	2,879,976
TD AMERITRADE Holding Corp.(a)	360,221	6,397,525
TradeStation Group Inc.(a)	325,190	2,299,093

		105,885,700
FINANCE - OTHER SERVICES—19.92%
CME Group Inc.	35,658	10,227,427
IntercontinentalExchange Inc.(a)	76,830	7,335,728
NASDAQ OMX Group Inc. (The)(a)	306,597	5,515,680
NYSE Euronext Inc.	302,592	7,083,679

		30,162,514
INVESTMENT MANAGEMENT/ADVISORY SERVICES—10.11%
Ameriprise Financial Inc.	234,811	8,979,173
Legg Mason Inc.	245,767	6,335,873

		15,315,046

TOTAL COMMON STOCKS
(Cost: $184,528,809)		151,363,260

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.42%

MONEY MARKET FUNDS—4.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,629,578	5,629,578

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	954,741	954,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	100,710	100,710

		6,685,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,685,029)		6,685,029

TOTAL INVESTMENTS IN SECURITIES—104.38%
(Cost: $191,213,838)		158,048,289
Other Assets, Less Liabilities—(4.38)%		(6,626,978)

NET ASSETS—100.00%		$151,421,311

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

AGRICULTURE—18.75%
Altria Group Inc.	572,771	$11,375,232
Archer-Daniels-Midland Co.	163,335	4,895,150
Bunge Ltd.(a)	33,989	1,998,213
Lorillard Inc.	44,703	3,384,017
Monsanto Co.	150,484	11,418,726
Philip Morris International Inc.	529,670	24,105,282
Reynolds American Inc.	47,057	2,503,432
Universal Corp.	6,946	315,279

		59,995,331
APPAREL—4.12%
Carter’s Inc.(b)	15,831	409,390
Coach Inc.	88,222	3,077,183
Deckers Outdoor Corp.(b)	3,676	360,873
Hanesbrands Inc.(b)	25,927	595,543
Iconix Brand Group Inc.(b)	19,963	251,933
Jones Apparel Group Inc.	23,792	343,557
Nike Inc. Class B	75,118	4,788,773
Phillips-Van Heusen Corp.	14,351	563,851
Timberland Co. Class A(b)	12,298	211,526
VF Corp.	24,193	1,742,622
Warnaco Group Inc. (The)(b)	12,627	488,917
Wolverine World Wide Inc.	13,679	361,810

		13,195,978
AUTO MANUFACTURERS—2.97%
Ford Motor Co.(b)	875,221	9,487,396

		9,487,396
AUTO PARTS & EQUIPMENT—2.63%
BorgWarner Inc.(b)	32,311	1,133,793
Cooper Tire & Rubber Co.	16,954	288,727
Goodyear Tire & Rubber Co. (The)(b)	66,868	892,019
Johnson Controls Inc.	186,582	5,192,577
TRW Automotive Holdings Corp.(b)	19,236	443,005
WABCO Holdings Inc.	17,912	463,025

		8,413,146
BEVERAGES—21.76%
Brown-Forman Corp. Class A	5,206	277,948
Brown-Forman Corp. Class B NVS	25,545	1,310,969
Coca-Cola Co. (The)	592,027	32,117,465
Coca-Cola Enterprises Inc.	88,390	1,784,594
Constellation Brands Inc. Class A(b)	55,010	884,561
Dr Pepper Snapple Group Inc.	65,279	1,805,617
Green Mountain Coffee Roasters Inc.(b)	10,772	913,681
Hansen Natural Corp.(b)	19,741	759,041

Molson Coors Brewing Co. Class B NVS	43,597	1,831,074
Pepsi Bottling Group Inc.	39,861	1,482,829
PepsiAmericas Inc.	17,215	500,096
PepsiCo Inc.	435,353	25,955,746

		69,623,621
BIOTECHNOLOGY—0.06%
Martek Biosciences Corp.(b)	9,185	197,845

		197,845
COSMETICS & PERSONAL CARE—21.18%
Alberto-Culver Co.	24,445	693,994
Avon Products Inc.	118,708	3,577,859
Chattem Inc.(b)	5,323	497,488
Colgate-Palmolive Co.	138,920	11,117,768
Estee Lauder Companies Inc. (The) Class A	32,865	1,726,070
Procter & Gamble Co. (The)	815,037	50,165,527

		67,778,706
DISTRIBUTION & WHOLESALE—1.00%
Central European Distribution Corp.(b)	16,973	543,985
Genuine Parts Co.	44,282	1,668,546
LKQ Corp.(b)	39,028	731,775
Pool Corp.	13,541	248,613

		3,192,919
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Energizer Holdings Inc.(b)	19,311	1,071,761

		1,071,761
ELECTRONICS—0.56%
Garmin Ltd.(a)	33,039	1,067,490
Gentex Corp.	38,068	729,764

		1,797,254
ENVIRONMENTAL CONTROL—0.06%
Darling International Inc.(b)	22,719	176,981

		176,981
FOOD—13.42%
Campbell Soup Co.	59,408	1,966,999
Chiquita Brands International Inc.(b)	12,494	183,287
ConAgra Foods Inc.	124,308	2,826,764
Corn Products International Inc.	20,465	581,615
Dean Foods Co.(b)	50,285	886,525
Del Monte Foods Co.	55,101	627,049
Flowers Foods Inc.	23,653	574,531
Fresh Del Monte Produce Inc.(b)	11,804	239,975
General Mills Inc.	86,170	6,144,783
H.J. Heinz Co.	87,221	3,805,452
Hain Celestial Group Inc.(b)	11,379	181,950
Hershey Co. (The)	43,138	1,571,517
Hormel Foods Corp.	20,144	779,573
J.M. Smucker Co. (The)	33,026	1,983,872
Kellogg Co.	66,328	3,609,570
Kraft Foods Inc. Class A	373,763	10,338,285
McCormick & Co. Inc. NVS	30,218	1,096,913
Ralcorp Holdings Inc.(b)	15,724	971,743
Sara Lee Corp.	183,201	2,224,060
Smithfield Foods Inc.(b)	42,768	644,086

Tootsie Roll Industries Inc.(a)	6,318	164,458
TreeHouse Foods Inc.(b)	8,823	341,803
Tyson Foods Inc. Class A	85,652	1,183,711

		42,928,521
HAND & MACHINE TOOLS—0.90%
Black & Decker Corp. (The)	16,696	1,079,563
Snap-on Inc.	15,881	649,215
Stanley Works (The)(a)	22,380	1,146,975

		2,875,753
HOME BUILDERS—1.75%
D.R. Horton Inc.	77,386	912,381
KB Home	21,371	326,549
Lennar Corp. Class A	42,038	645,704
M.D.C. Holdings Inc.	10,119	339,998
NVR Inc.(b)	1,653	1,130,883
Pulte Homes Inc.(b)	93,075	979,149
Ryland Group Inc.	12,035	267,899
Thor Industries Inc.	10,524	334,137
Toll Brothers Inc.(b)	36,336	671,126

		5,607,826
HOME FURNISHINGS—0.93%
Harman International Industries Inc.	19,169	681,458
Tempur-Pedic International Inc.(b)	19,691	490,109
TiVo Inc.(b)	30,205	272,449
Whirlpool Corp.	20,416	1,534,875

		2,978,891
HOUSEHOLD PRODUCTS & WARES—4.01%
Church & Dwight Co. Inc.	19,486	1,174,811
Clorox Co. (The)	38,524	2,279,465
Fossil Inc.(b)	13,162	429,739
Jarden Corp.	24,523	747,461
Kimberly-Clark Corp.	115,461	6,857,229
Scotts Miracle-Gro Co. (The) Class A	12,203	484,459
Tupperware Brands Corp.	17,469	741,734
WD-40 Co.	4,203	129,326

		12,844,224
HOUSEWARES—0.33%
Newell Rubbermaid Inc.	77,651	1,053,724

		1,053,724
LEISURE TIME—0.71%
Brunswick Corp.	24,055	258,110
Callaway Golf Co.	18,311	136,600
Harley-Davidson Inc.(a)	64,672	1,470,641
Polaris Industries Inc.(a)	8,973	396,696

		2,262,047
MACHINERY—0.07%
Briggs & Stratton Corp.	13,902	229,800

		229,800
MANUFACTURING—0.47%
Eastman Kodak Co. (b)	70,779	428,213
Lancaster Colony Corp.	5,675	309,571
Leggett & Platt Inc.	42,425	774,681

		1,512,465

OFFICE FURNISHINGS—0.16%
Herman Miller Inc.	15,647	264,278
HNI Corp.	10,411	260,483

		524,761
PHARMACEUTICALS—1.23%
Herbalife Ltd.	17,195	668,026
Mead Johnson Nutrition Co. Class A	56,925	2,574,718
NBTY Inc.(b)	15,466	688,701

		3,931,445
RETAIL—0.19%
Nu Skin Enterprises Inc. Class A	14,134	328,474
Under Armour Inc. Class A(b)	10,496	266,598

		595,072
SOFTWARE—1.02%
Activision Blizzard Inc.(b)	157,452	1,599,711
Electronic Arts Inc.(b)	89,397	1,455,383
Take-Two Interactive Software Inc.(b)	22,549	209,255

		3,264,349
TEXTILES—0.20%
Mohawk Industries Inc.(b)	15,422	638,625

		638,625
TOYS, GAMES & HOBBIES—0.95%
Hasbro Inc.	34,599	1,056,999
Mattel Inc.	100,293	1,977,778

		3,034,777

TOTAL COMMON STOCKS
(Cost: $361,036,844)		319,213,218

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.52%

MONEY MARKET FUNDS—1.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	3,848,104	3,848,104
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	652,614	652,614
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	345,140	345,140

		4,845,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,845,858)		4,845,858

TOTAL INVESTMENTS IN SECURITIES—101.28%
(Cost: $365,882,702)		324,059,076
Other Assets, Less Liabilities—(1.28)%		(4,084,893)

NET ASSETS—100.00%		$319,974,183

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—1.20%
Interpublic Group of Companies Inc. (The)(a)	54,404	$351,450
Lamar Advertising Co. Class A(a)	6,369	182,153
Omnicom Group Inc.	34,773	1,227,487

		1,761,090
AIRLINES—2.13%
Alaska Air Group Inc.(a)	3,889	121,881
AMR Corp.(a)	37,315	258,220
Continental Airlines Inc. Class B(a)	15,500	285,045
Delta Air Lines Inc.(a)	86,362	1,056,207
JetBlue Airways Corp.(a)	27,413	135,420
SkyWest Inc.	6,474	94,715
Southwest Airlines Co.	82,924	939,529
UAL Corp.(a)	18,762	229,459

		3,120,476
APPAREL—0.63%
Guess? Inc.	6,614	262,642
Gymboree Corp.(a)	3,355	130,878
Polo Ralph Lauren Corp.	6,344	520,208

		913,728
COMMERCIAL SERVICES—4.68%
Aaron’s Inc.	5,259	146,516
Apollo Group Inc. Class A(a)	14,207	860,802
Arbitron Inc.	3,141	79,499
Avis Budget Group Inc.(a)	11,416	123,521
Career Education Corp.(a)	6,885	149,749
Chemed Corp.	2,503	116,389
Corinthian Colleges Inc.(a)	8,765	122,710
DeVry Inc.	6,942	423,878
H&R Block Inc.	37,868	814,919
Hertz Global Holdings Inc.(a)	20,600	213,416
Hillenbrand Inc.	6,872	126,101
Interactive Data Corp.	3,968	113,604
ITT Educational Services Inc.(a)	4,138	400,848
Live Nation Inc.(a)	15,908	182,465
McKesson Corp.	30,019	1,765,718
Morningstar Inc.(a)	2,413	114,038
Rent-A-Center Inc.(a)	7,329	146,580
Rollins Inc.	5,858	115,285
Service Corp. International	28,241	216,608
Sotheby’s	7,584	176,252
Strayer Education Inc.	1,571	326,422
Weight Watchers International Inc.	3,923	113,218

		6,848,538

COMPUTERS—0.39%
FactSet Research Systems Inc.	4,832	304,416
IHS Inc. Class A(a)	5,139	264,350

		568,766
ELECTRONICS—0.20%
Dolby Laboratories Inc. Class A(a)	5,862	295,034

		295,034
ENTERTAINMENT—1.28%
Bally Technologies Inc.(a)	6,106	242,225
DreamWorks Animation SKG Inc. Class A(a)	7,784	303,109
International Game Technology	33,182	608,558
International Speedway Corp. Class A	3,117	80,138
Penn National Gaming Inc.(a)	7,551	203,726
Pinnacle Entertainment Inc.(a)	6,861	55,986
Regal Entertainment Group Class A	8,919	131,734
Scientific Games Corp. Class A(a)	7,656	107,796
Vail Resorts Inc.(a)	4,091	137,867

		1,871,139
FOOD—3.60%
Kroger Co. (The)	68,171	1,460,904
Ruddick Corp.	4,679	132,650
Safeway Inc.	45,522	1,021,969
SUPERVALU Inc.	23,733	349,112
Sysco Corp.	65,839	1,842,834
United Natural Foods Inc.(a)	4,351	117,956
Whole Foods Market Inc.(a)	12,440	338,617

		5,264,042
INTERNET—6.77%
Amazon.com Inc.(a)	34,509	4,327,774
eBay Inc.(a)	122,769	2,826,142
Expedia Inc.(a)	23,719	507,824
Liberty Media Corp. - Liberty Interactive Group Series A(a)	63,172	655,725
Netflix Inc.(a)(b)	5,300	329,925
Priceline.com Inc.(a)	4,911	959,364
ValueClick Inc.(a)	9,548	88,319
WebMD Health Corp.(a)(b)	5,144	200,513

		9,895,586
LEISURE TIME—1.62%
Carnival Corp.(a)	47,191	1,572,876
Interval Leisure Group Inc.(a)	4,522	57,520
Life Time Fitness Inc.(a)	4,616	110,553
Royal Caribbean Cruises Ltd.(a)(b)	15,001	391,376
WMS Industries Inc.(a)	6,557	243,134

		2,375,459
LODGING—2.66%
Boyd Gaming Corp.(a)	6,313	49,241
Choice Hotels International Inc.	3,308	104,996
Gaylord Entertainment Co.(a)	3,915	75,325
Las Vegas Sands Corp.(a)(b)	48,370	749,735
Marriott International Inc. Class A	34,792	912,594
MGM MIRAGE(a)	27,922	308,817
Orient-Express Hotels Ltd. Class A(a)	9,925	96,868
Starwood Hotels & Resorts Worldwide Inc.(b)	19,266	641,943
Wyndham Worldwide Corp.	19,933	418,394
Wynn Resorts Ltd.	8,579	530,868

		3,888,781

MANUFACTURING—0.08%
Matthews International Corp. Class A	3,391	114,785

		114,785
MEDIA—21.58%
Cablevision NY Group Class A	27,647	708,869
CBS Corp. Class B NVS	65,290	844,200
Comcast Corp. Class A	230,272	3,645,206
Comcast Corp. Class A Special(b)	89,408	1,353,637
CTC Media Inc.(a)	5,811	78,448
DIRECTV Class A(a)	107,592	3,265,417
Discovery Communications Inc. Series A(a)	14,962	443,773
Discovery Communications Inc. Series C(a)	15,654	411,074
DISH Network Corp. Class A	23,572	430,425
Gannett Co. Inc.	25,678	414,700
John Wiley & Sons Inc. Class A	5,426	226,535
Liberty Global Inc. Series A(a)	13,881	352,300
Liberty Global Inc. Series C(a)	14,055	352,218
Liberty Media Corp. - Liberty Capital Group Series A(a)	9,422	243,936
Liberty Media Corp. - Liberty Starz Group Series A(a)	5,590	262,171
McGraw-Hill Companies Inc. (The)	35,197	1,247,734
Meredith Corp.	3,968	122,929
New York Times Co. (The) Class A(a)	10,827	139,885
News Corp. Class A NVS	203,064	2,560,637
News Corp. Class B	48,673	714,520
Scholastic Corp.	3,094	92,511
Scripps Networks Interactive Inc. Class A	9,963	425,420
Time Warner Cable Inc.	39,407	1,717,751
Time Warner Inc.	130,589	3,584,668
Viacom Inc. Class B NVS(a)	61,338	1,787,389
Walt Disney Co. (The)	198,349	5,861,213
Washington Post Co. (The) Class B	658	285,980

		31,573,546
PHARMACEUTICALS—1.92%
AmerisourceBergen Corp.	33,273	907,022
Cardinal Health Inc.	40,296	1,332,589
Omnicare Inc.	13,141	328,525
VCA Antech Inc.(a)	9,496	241,103

		2,809,239
RETAIL—50.78%
Abercrombie & Fitch Co. Class A	9,773	308,240
Advance Auto Parts Inc.	10,595	417,973
Aeropostale Inc.(a)	7,429	244,340
American Eagle Outfitters Inc.	19,587	311,237
AnnTaylor Stores Corp.(a)	6,560	82,394
AutoNation Inc.(a)	8,325	149,850
AutoZone Inc.(a)	3,325	515,475
Barnes & Noble Inc.(b)	4,339	75,846
Bed Bath & Beyond Inc.(a)	29,314	1,134,452
Best Buy Co. Inc.	37,960	1,391,234
Big Lots Inc.(a)	9,173	260,605
BJ’s Wholesale Club Inc.(a)	6,075	205,274
Bob Evans Farms Inc.	3,482	97,183
Brinker International Inc.	11,383	185,771
Buckle Inc. (The)	2,975	90,261
Burger King Holdings Inc.	10,368	180,818
CarMax Inc.(a)	22,025	454,376
Casey’s General Stores Inc.	5,741	176,134
Cato Corp. (The) Class A	3,105	63,497
CEC Entertainment Inc.(a)	2,523	83,738

Cheesecake Factory Inc. (The)(a)	6,344	134,112
Chico’s FAS Inc.(a)	19,739	252,067
Children’s Place Retail Stores Inc. (The)(a)	2,152	68,434
Chipotle Mexican Grill Inc.(a)	3,532	340,697
Collective Brands Inc.(a)	7,193	141,558
Copart Inc.(a)	8,374	282,706
Costco Wholesale Corp.	48,297	2,773,697
Cracker Barrel Old Country Store Inc.	2,536	93,731
CVS Caremark Corp.	157,765	5,106,853
Darden Restaurants Inc.	15,572	575,541
Dick’s Sporting Goods Inc.(a)	9,686	216,676
Dillard’s Inc. Class A	6,105	101,099
Dollar Tree Inc.(a)	10,091	499,706
Dress Barn Inc.(a)	7,139	168,052
Family Dollar Stores Inc.	14,887	459,711
Foot Locker Inc.	17,297	195,283
GameStop Corp. Class A(a)	18,163	359,082
Gap Inc. (The)	56,729	1,082,389
Genesco Inc.(a)	2,465	58,125
Group 1 Automotive Inc.(a)	2,634	76,386
Home Depot Inc. (The)	189,969	5,321,032
HSN Inc.(a)	4,534	86,781
J. Crew Group Inc.(a)	5,807	227,692
J.C. Penney Co. Inc.	23,192	575,857
Jack in the Box Inc.(a)	6,416	125,176
Kohl’s Corp.(a)	32,085	1,616,121
Limited Brands Inc.	30,654	583,039
Lowe’s Companies Inc.	163,584	3,541,594
Macy’s Inc.	46,901	747,133
McDonald’s Corp.	120,707	7,535,738
Men’s Wearhouse Inc. (The)	5,264	106,070
99 Cents Only Stores(a)	5,165	67,352
Nordstrom Inc.	18,872	651,839
Office Depot Inc.(a)	30,437	172,882
OfficeMax Inc.(a)	8,346	108,248
O’Reilly Automotive Inc.(a)	15,308	578,642
P.F. Chang’s China Bistro Inc.(a)(b)	2,510	96,886
Panera Bread Co. Class A(a)	3,321	237,186
Papa John’s International Inc.(a)	2,381	56,192
PetSmart Inc.	14,229	366,397
RadioShack Corp.	13,958	272,460
Regis Corp.	6,289	100,184
Rite Aid Corp.(a)	67,639	91,989
Ross Stores Inc.	14,021	643,984
Saks Inc.(a)(b)	15,305	98,564
Sally Beauty Holdings Inc.(a)	9,592	79,997
Sears Holdings Corp.(a)	6,452	601,843
Signet Jewelers Ltd.(a)	9,531	260,768
Sonic Corp.(a)	6,944	58,538
Staples Inc.	80,859	1,896,952
Starbucks Corp.(a)	81,615	1,778,391
Target Corp.	76,471	3,920,668
Tiffany & Co.	13,901	564,520
TJX Companies Inc. (The)	47,361	1,800,192
Tractor Supply Co.(a)	4,024	203,091
Urban Outfitters Inc.(a)	14,770	466,289
Walgreen Co.	110,877	3,997,116
Wal-Mart Stores Inc.	244,729	13,075,870
Wendy’s/Arby’s Group Inc. Class A	41,283	190,315
Williams-Sonoma Inc.	10,550	200,239
Yum! Brands Inc.	51,686	1,768,178

		74,286,608

SOFTWARE—0.41%
Acxiom Corp.(a)	8,823	135,698
Dun & Bradstreet Corp. (The)	5,912	466,871

		602,569

TOTAL COMMON STOCKS
(Cost: $205,603,049)		146,189,386

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.74%

MONEY MARKET FUNDS—1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	1,945,875	1,945,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	330,008	330,008
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	266,225	266,225

		2,542,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,542,108)		2,542,108

TOTAL INVESTMENTS IN SECURITIES—101.67%
(Cost: $208,145,157)		148,731,494
Other Assets, Less Liabilities—(1.67)%		(2,436,912)

NET ASSETS—100.00%		$146,294,582

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

ELECTRIC—1.19%
OGE Energy Corp.	226,223	$8,193,797

		8,193,797
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
SunPower Corp. Class A(a)	21,976	448,091
SunPower Corp. Class B(a)	70,615	1,311,321

		1,759,412
ENERGY-ALTERNATE SOURCES—0.42%
First Solar Inc.(a)(b)	25,405	2,878,387

		2,878,387
GAS—0.14%
Energen Corp.	21,002	923,038
Southern Union Co.	80	1,763

		924,801
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	100	1,613

		1,613
OIL & GAS—80.43%
Anadarko Petroleum Corp.	310,543	19,806,433
Apache Corp.	241,276	23,830,831
Arena Resources Inc.(a)	19,989	766,378
Atlas Energy Inc.	45	1,361
Atwood Oceanics Inc.(a)	18,419	617,405
Berry Petroleum Co. Class A	50	1,354
Bill Barrett Corp.(a)	18,286	566,866
Cabot Oil & Gas Corp.	58,838	2,251,730
Carrizo Oil & Gas Inc.(a)(b)	7,381	177,144
Chesapeake Energy Corp.	315,712	7,823,343
Chevron Corp.	1,131,434	81,599,020
Cimarex Energy Co.	40,252	1,980,801
Comstock Resources Inc.(a)	24,649	961,065
Concho Resources Inc.(a)	33,619	1,508,485
ConocoPhillips	786,714	37,762,272
Continental Resources Inc.(a)	7,259	275,624
Denbury Resources Inc.(a)(b)	138,703	1,879,426
Devon Energy Corp.	281,394	18,828,073
Diamond Offshore Drilling Inc.	60,888	5,573,079
Encore Acquisition Co.(a)	25,080	1,194,310
EOG Resources Inc.	168,270	15,214,973
EXCO Resources Inc.	70,500	1,236,570
Exxon Mobil Corp.	2,471,911	159,265,226
Forest Oil Corp.(a)	39,451	951,558

Frontier Oil Corp.	85,090	1,060,221
Goodrich Petroleum Corp.(a)(b)	3,166	65,948
Helmerich & Payne Inc.	51,766	2,165,372
Hess Corp.	203,805	11,777,891
Holly Corp.	57,201	1,492,946
Marathon Oil Corp.	499,721	14,896,683
Mariner Energy Inc.(a)	16,668	240,853
Murphy Oil Corp.	154,342	7,883,789
Nabors Industries Ltd.(a)	115,425	2,573,978
Newfield Exploration Co.(a)	82,269	4,026,245
Noble Corp.	163,608	6,596,675
Noble Energy Inc.	111,844	8,269,745
Occidental Petroleum Corp.	431,891	33,834,341
Patterson-UTI Energy Inc.	52,479	806,077
Petrohawk Energy Corp.(a)	114,123	2,548,367
Pioneer Natural Resources Co.	57,083	2,510,510
Plains Exploration & Production Co.(a)	57,035	1,902,117
Pride International Inc.(a)	84,537	2,502,295
Quicksilver Resources Inc.(a)	34,643	460,405
Range Resources Corp.	86,931	3,998,826
Rowan Companies Inc.(a)	37,478	805,027
SandRidge Energy Inc.(a)(b)	83,435	705,860
Southwestern Energy Co.(a)	205,998	8,833,194
St. Mary Land & Exploration Co.	26,946	863,350
Sunoco Inc.	111,028	2,785,693
Swift Energy Co.(a)	38	952
Tesoro Corp.	85,158	1,064,475
Transocean Ltd.(a)	193,692	16,413,460
Ultra Petroleum Corp.(a)	89,179	4,096,883
Unit Corp.(a)	14,231	648,080
Valero Energy Corp.	293,064	5,398,239
Whiting Petroleum Corp.(a)	9,014	599,972
XTO Energy Inc.	360,872	16,084,065

		551,985,861
OIL & GAS SERVICES—15.97%
Baker Hughes Inc.	211,071	9,557,295
BJ Services Co.	140,764	2,909,592
Cameron International Corp.(a)	136,685	5,147,557
Complete Production Services Inc.(a)	24,914	312,172
Core Laboratories NV(b)	12,414	1,451,817
Dresser-Rand Group Inc.(a)	47,095	1,393,070
Dril-Quip Inc.(a)	16,790	881,307
FMC Technologies Inc.(a)	71,548	3,804,207
Halliburton Co.	520,314	15,198,372
Helix Energy Solutions Group Inc.(a)	28,209	299,297
Hercules Offshore Inc.(a)	162,316	633,032
Key Energy Services Inc.(a)	6,763	65,398
National Oilwell Varco Inc.	234,924	9,608,392
Oceaneering International Inc.(a)	32,147	1,758,441
Oil States International Inc.(a)	29	1,068
Schlumberger Ltd.	672,974	42,706,930
SEACOR Holdings Inc.(a)	19,593	1,376,408
Smith International Inc.	132,856	4,028,194
Superior Energy Services Inc.(a)	33,331	765,613
Tetra Technologies Inc.(a)	17,361	181,596
Tidewater Inc.	28,478	1,333,340
Weatherford International Ltd.(a)	395,018	6,193,882

		109,606,980

PIPELINES—1.31%
El Paso Corp.	460,259	4,671,629
Williams Companies Inc. (The)	207,987	4,334,449

		9,006,078
TRANSPORTATION—0.15%
Bristow Group Inc.(a)	28,993	1,035,050

		1,035,050

TOTAL COMMON STOCKS
(Cost: $845,445,515)		685,391,979

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	4,889,099	4,889,099
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	829,160	829,160
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	1,155,582	1,155,582

		6,873,841

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,873,841)		6,873,841

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $852,319,356)		692,265,820
Other Assets, Less Liabilities—(0.87)%		(5,950,232)

NET ASSETS—100.00%		$686,315,588

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

BANKS—31.08%
Associated Banc-Corp	45,407	$577,577
BancorpSouth Inc.	21,178	484,553
Bank of America Corp.	2,366,223	35,919,265
Bank of Hawaii Corp.	13,005	591,467
Bank of New York Mellon Corp. (The)	326,978	9,511,790
BB&T Corp.	186,248	5,190,732
BOK Financial Corp.	6,231	295,412
CapitalSource Inc.	72,181	345,747
Cathay General Bancorp	14,692	140,749
City National Corp.	11,429	564,478
Comerica Inc.	41,407	1,428,956
Commerce Bancshares Inc.	18,470	731,043
Cullen/Frost Bankers Inc.	15,328	786,633
Discover Financial Services	148,604	2,032,903
East West Bancorp Inc.	23,939	393,318
F.N.B. Corp.	30,553	216,621
Fifth Third Bancorp	217,330	2,703,585
First Financial Bankshares Inc.	5,587	296,390
First Horizon National Corp.(a)	60,377	781,882
First Midwest Bancorp Inc.	17,892	235,638
FirstMerit Corp.	23,286	477,130
Fulton Financial Corp.	47,470	438,623
Glacier Bancorp Inc.	17,033	244,253
Hancock Holding Co.	8,758	358,552
Huntington Bancshares Inc.	191,244	916,059
IBERIABANK Corp.	5,639	301,348
International Bancshares Corp.(b)	14,809	308,620
KeyCorp	239,804	1,721,793
M&T Bank Corp.	19,445	1,434,069
Marshall & Ilsley Corp.	138,059	953,988
MB Financial Inc.	13,506	273,902
National Penn Bancshares Inc.	34,651	207,906
Northern Trust Corp.	65,966	3,332,602
Old National Bancorp	23,783	286,347
PacWest Bancorp	7,227	149,960
Park National Corp.	3,191	174,867
PNC Financial Services Group Inc. (The)(c)	126,258	6,998,481
Popular Inc.	173,094	372,152
PrivateBancorp Inc.	19,780	269,008
Prosperity Bancshares Inc.	12,504	504,161
Regions Financial Corp.	324,694	2,061,807
State Street Corp.	135,331	5,802,993
Sterling Bancshares Inc.	22,732	116,161
SunTrust Banks Inc.	136,310	3,316,422
Susquehanna Bancshares Inc.	23,810	186,908
SVB Financial Group(a)	11,045	479,243
Synovus Financial Corp.	117,384	323,980
TCF Financial Corp.	32,702	478,757
TrustCo Bank Corp. NY	21,425	128,550

Trustmark Corp.	15,352	350,026
U.S. Bancorp	522,921	13,114,859
UMB Financial Corp.	9,228	364,598
Umpqua Holdings Corp.	24,040	297,134
United Bankshares Inc.(b)	11,933	297,132
Valley National Bancorp	38,534	529,842
Webster Financial Corp.	19,715	304,991
Wells Fargo & Co.	1,340,251	38,103,336
Westamerica Bancorporation(b)	7,858	436,748
Whitney Holding Corp.	25,574	317,629
Wilmington Trust Corp.	19,191	251,786
Wintrust Financial Corp.	6,572	228,311
Zions Bancorporation(b)	38,004	720,936

		151,164,709
COMMERCIAL SERVICES—3.36%
Equifax Inc.	34,656	1,108,992
Moody’s Corp.	51,470	1,420,057
Visa Inc. Class A	125,843	10,322,901
Western Union Co.	189,124	3,506,359

		16,358,309
DIVERSIFIED FINANCIAL SERVICES—31.05%
Affiliated Managers Group Inc.(a)	11,391	689,953
American Express Co.	287,833	10,839,791
AmeriCredit Corp.(a)	18,742	393,020
Ameriprise Financial Inc.	69,715	2,665,902
BlackRock Inc.(c)	11,480	2,454,654
Capital One Financial Corp.	122,325	4,508,899
Charles Schwab Corp. (The)	257,291	4,705,852
Citigroup Inc.(a)	5,632,466	18,699,787
CME Group Inc.	18,303	5,249,666
E*TRADE Financial Corp.(a)	512,173	778,503
Eaton Vance Corp.	31,924	919,730
Federated Investors Inc. Class B	28,110	713,432
Franklin Resources Inc.	42,560	4,214,717
GLG Partners Inc.(a)(b)	47,291	138,563
Goldman Sachs Group Inc. (The)	117,887	17,532,155
Greenhill & Co. Inc.	7,098	552,224
IntercontinentalExchange Inc.(a)	19,742	1,884,966
Invesco Ltd.	117,169	2,261,362
Investment Technology Group Inc.(a)	12,037	246,758
Janus Capital Group Inc.	48,954	597,728
Jefferies Group Inc.(a)	29,965	765,306
JPMorgan Chase & Co.	1,075,571	41,882,735
KBW Inc.(a)	9,641	256,065
Knight Capital Group Inc. Class A(a)	25,705	402,026
Legg Mason Inc.	43,686	1,126,225
MasterCard Inc. Class A	26,323	6,578,118
MF Global Holdings Ltd.(a)(b)	26,875	176,031
Morgan Stanley	339,054	9,079,866
NASDAQ OMX Group Inc. (The)(a)	45,474	818,077
NYSE Euronext Inc.	70,775	1,656,843
optionsXpress Holdings Inc.	12,068	173,176
Piper Jaffray Companies(a)	5,452	264,858
Raymond James Financial Inc.	26,982	682,914
SLM Corp.(a)	129,692	1,365,657
Stifel Financial Corp.(a)	8,155	426,506
T. Rowe Price Group Inc.	69,805	3,463,724
TD AMERITRADE Holding Corp.(a)	64,305	1,142,057
Waddell & Reed Financial Inc. Class A	23,505	736,412

		151,044,258

INSURANCE—19.10%
ACE Ltd.(a)	90,969	4,482,043
Aflac Inc.	127,561	6,177,779
Alleghany Corp.(a)	1,733	452,504
Allied World Assurance Holdings Ltd.	11,093	496,523
Allstate Corp. (The)	146,455	4,383,398
American Financial Group Inc.	21,011	521,283
American International Group Inc.(a)(b)	32,368	784,277
American National Insurance Co.	4,328	460,672
Aon Corp.	66,699	2,594,591
Arch Capital Group Ltd.(a)(b)	15,146	1,083,545
Argo Group International Holdings Ltd.(a)(b)	8,490	227,023
Arthur J. Gallagher & Co.	27,203	613,428
Aspen Insurance Holdings Ltd.	20,587	548,232
Assurant Inc.	32,144	1,010,286
Assured Guaranty Ltd.	34,238	775,833
Axis Capital Holdings Ltd.	40,559	1,168,099
Brown & Brown Inc.	31,312	551,091
Chubb Corp.	93,337	4,666,850
Cincinnati Financial Corp.	41,683	1,100,014
Delphi Financial Group Inc. Class A	13,211	267,523
Endurance Specialty Holdings Ltd.(b)	13,870	499,597
Erie Indemnity Co. Class A	8,776	342,264
Everest Re Group Ltd.(b)	15,646	1,341,488
Fidelity National Financial Inc. Class A	63,027	813,048
First American Corp.	32,894	972,676
Genworth Financial Inc. Class A(a)	131,346	1,817,829
Hanover Insurance Group Inc. (The)	13,631	578,227
Hartford Financial Services Group Inc. (The)	105,324	2,526,723
HCC Insurance Holdings Inc.	30,663	830,967
Horace Mann Educators Corp.	11,051	132,501
Lincoln National Corp.	82,548	2,029,030
Loews Corp.	96,814	3,463,037
Markel Corp.(a)	2,688	873,627
Marsh & McLennan Companies Inc.	142,788	3,078,509
Max Capital Group Ltd.(b)	12,911	290,756
MBIA Inc.(a)(b)	44,743	220,583
Mercury General Corp.	7,288	278,547
MetLife Inc.	158,573	5,600,798
MGIC Investment Corp.(a)(b)	34,188	206,837
Montpelier Re Holdings Ltd.	21,553	364,030
Old Republic International Corp.	61,464	650,904
PartnerRe Ltd.	16,570	1,235,956
Platinum Underwriters Holdings Ltd.	13,529	490,562
Principal Financial Group Inc.	82,047	1,891,183
ProAssurance Corp.(a)	9,026	458,160
Progressive Corp. (The)	173,321	2,873,662
Protective Life Corp.	23,231	391,442
Prudential Financial Inc.	126,161	6,306,788
Reinsurance Group of America Inc.	19,997	974,254
RenaissanceRe Holdings Ltd.	17,070	924,853
RLI Corp.	5,374	276,546
Selective Insurance Group Inc.	14,607	225,970
StanCorp Financial Group Inc.	13,328	572,837
Torchmark Corp.	22,681	1,018,377
Tower Group Inc.	11,187	247,233
Transatlantic Holdings Inc.	15,628	776,555
Travelers Companies Inc. (The)	149,487	7,574,506
Unitrin Inc.	12,701	275,612
Unum Group	90,484	1,770,772
Validus Holdings Ltd.	25,831	684,521
W.R. Berkley Corp.	38,391	934,053
White Mountains Insurance Group Ltd.	2,094	671,064

Willis Group Holdings PLC(b)	45,660	1,197,662
XL Capital Ltd. Class A	93,502	1,568,029
Zenith National Insurance Corp.	10,093	281,595

		92,899,164
REAL ESTATE—0.72%
Brookfield Properties Corp.	70,792	847,380
CB Richard Ellis Group Inc. Class A(a)	68,544	843,091
Forest City Enterprises Inc. Class A(a)	32,212	364,318
Forestar Group Inc.(a)	9,784	181,689
Jones Lang LaSalle Inc.	11,189	637,885
St. Joe Co. (The)(a)(b)	25,066	651,716

		3,526,079
REAL ESTATE INVESTMENT TRUSTS—12.68%
Alexandria Real Estate Equities Inc.	11,854	708,039
AMB Property Corp.	40,104	962,496
American Campus Communities Inc.	14,246	365,552
Annaly Capital Management Inc.	151,053	2,625,301
Apartment Investment and Management Co. Class A	31,763	487,880
AvalonBay Communities Inc.	22,246	1,704,266
BioMed Realty Trust Inc.	26,077	379,942
Boston Properties Inc.	37,870	2,456,627
Brandywine Realty Trust	34,763	390,388
BRE Properties Inc. Class A	14,963	479,863
Camden Property Trust	17,525	679,444
CBL & Associates Properties Inc.	38,168	381,680
Chimera Investment Corp.	171,661	672,911
Colonial Properties Trust	18,376	202,320
Corporate Office Properties Trust	15,803	564,009
DCT Industrial Trust Inc.	55,908	276,745
Developers Diversified Realty Corp.	35,256	290,862
DiamondRock Hospitality Co.(a)	33,782	274,985
Digital Realty Trust Inc.(b)	19,199	921,552
Douglas Emmett Inc.	33,287	460,359
Duke Realty Corp.	61,171	692,456
EastGroup Properties Inc.	7,233	276,735
Entertainment Properties Trust	11,627	405,899
Equity Lifestyle Properties Inc.	8,212	396,804
Equity Residential	74,831	2,398,334
Essex Property Trust Inc.	7,952	633,695
Federal Realty Investment Trust	16,576	1,067,163
Franklin Street Properties Corp.	19,885	249,756
Hatteras Financial Corp.	10,022	274,503
HCP Inc.	79,465	2,252,833
Health Care REIT Inc.	33,616	1,445,488
Healthcare Realty Trust Inc.	16,291	341,622
Highwoods Properties Inc.	19,335	584,110
Home Properties Inc.	9,076	402,339
Hospitality Properties Trust	33,377	738,299
Host Hotels & Resorts Inc.(a)	172,476	1,828,246
HRPT Properties Trust	62,300	415,541
Kilroy Realty Corp.	11,951	345,264
Kimco Realty Corp.	109,787	1,385,512
LaSalle Hotel Properties	17,558	353,794
Lexington Realty Trust	27,299	162,429
Liberty Property Trust	30,618	930,787
Macerich Co. (The)	25,863	797,874
Mack-Cali Realty Corp.	21,635	705,734
MFA Financial Inc.	74,219	546,252
Mid-America Apartment Communities Inc.	7,969	373,905
National Retail Properties Inc.	22,637	457,267

Nationwide Health Properties Inc.	30,801	1,015,201
Omega Healthcare Investors Inc.	23,276	435,494
Plum Creek Timber Co. Inc.(b)	44,490	1,609,203
Post Properties Inc.	13,427	239,672
Potlatch Corp.	10,941	335,889
ProLogis	129,311	1,629,319
Public Storage	35,128	2,781,435
Rayonier Inc.	21,477	900,745
Realty Income Corp.(b)	28,496	795,893
Redwood Trust Inc.	19,309	276,119
Regency Centers Corp.	24,176	809,654
Senior Housing Properties Trust	34,699	723,474
Simon Property Group Inc.	78,036	5,618,592
SL Green Realty Corp.	21,083	959,066
Sunstone Hotel Investors Inc.(a)	26,513	227,747
Tanger Factory Outlet Centers Inc.	10,776	412,721
Taubman Centers Inc.	14,305	452,896
UDR Inc.	41,612	647,483
Ventas Inc.	42,769	1,804,852
Vornado Realty Trust	49,229	3,184,132
Washington Real Estate Investment Trust	16,502	432,187
Weingarten Realty Investors	32,638	609,351

		61,648,987
SAVINGS & LOANS—1.57%
Astoria Financial Corp.	24,437	322,568
Capitol Federal Financial	5,844	190,631
First Niagara Financial Group Inc.	50,023	686,816
Hudson City Bancorp Inc.	131,677	1,747,354
New York Community Bancorp Inc.	115,646	1,738,159
NewAlliance Bancshares Inc.	27,643	321,764
People’s United Financial Inc.	94,545	1,528,793
Provident Financial Services Inc.	15,089	172,015
TFS Financial Corp.	26,013	334,527
Washington Federal Inc.	30,598	570,653

		7,613,280
SOFTWARE—0.33%
MSCI Inc. Class A(a)	28,357	838,233
SEI Investments Co.	42,597	754,393

		1,592,626

TOTAL COMMON STOCKS
(Cost: $720,881,143)		485,847,412

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.10%

MONEY MARKET FUNDS—2.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	7,935,894	7,935,894
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	1,345,878	1,345,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	932,030	932,030

		10,213,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,213,802)	10,213,802

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $731,094,945)	496,061,214
Other Assets, Less Liabilities—(1.99)%	(9,683,529)

NET ASSETS—100.00%	$486,377,685

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.96%

BANKS—45.95%
Associated Banc-Corp	43,275	$550,458
BancorpSouth Inc.	20,324	465,013
Bank of America Corp.	2,253,291	34,204,957
Bank of Hawaii Corp.	12,436	565,589
Bank of New York Mellon Corp. (The)	311,356	9,057,346
BB&T Corp.	177,530	4,947,761
BOK Financial Corp.	5,815	275,689
CapitalSource Inc.	67,238	322,070
Cathay General Bancorp(a)	14,046	134,561
City National Corp.	10,953	540,969
Comerica Inc.	39,346	1,357,830
Commerce Bancshares Inc.	17,615	697,202
Cullen/Frost Bankers Inc.	14,610	749,785
Discover Financial Services	141,658	1,937,881
East West Bancorp Inc.	22,745	373,700
F.N.B. Corp.	29,358	208,148
Fifth Third Bancorp	207,159	2,577,058
First Financial Bankshares Inc.	5,358	284,242
First Horizon National Corp.(b)	57,557	745,363
First Midwest Bancorp Inc.	17,055	224,614
FirstMerit Corp.	22,371	458,382
Fulton Financial Corp.	45,669	421,982
Glacier Bancorp Inc.	16,275	233,383
Hancock Holding Co.	8,166	334,316
Huntington Bancshares Inc.	182,390	873,648
IBERIABANK Corp.	5,322	284,408
International Bancshares Corp.(a)	13,783	287,238
KeyCorp	228,859	1,643,208
M&T Bank Corp.	18,581	1,370,349
Marshall & Ilsley Corp.	131,393	907,926
MB Financial Inc.	12,576	255,041
National Penn Bancshares Inc.	32,237	193,422
Northern Trust Corp.	62,876	3,176,496
Old National Bancorp	22,868	275,331
PacWest Bancorp	6,791	140,913
Park National Corp.	2,957	162,044
PNC Financial Services Group Inc. (The)(c)	120,181	6,661,633
Popular Inc.	166,132	357,184
PrivateBancorp Inc.	18,899	257,026
Prosperity Bancshares Inc.	11,999	483,800
Regions Financial Corp.	309,510	1,965,389
State Street Corp.	128,797	5,522,815
Sterling Bancshares Inc.	21,063	107,632
SunTrust Banks Inc.	129,932	3,161,246
Susquehanna Bancshares Inc.	22,165	173,995
SVB Financial Group(b)	10,615	460,585
Synovus Financial Corp.	108,963	300,738
TCF Financial Corp.	31,445	460,355
TrustCo Bank Corp. NY	19,999	119,994

Trustmark Corp.	14,359	327,385
U.S. Bancorp	497,981	12,489,363
UMB Financial Corp.	8,644	341,524
Umpqua Holdings Corp.	22,459	277,593
United Bankshares Inc.(a)	11,402	283,910
Valley National Bancorp	36,921	507,664
Webster Financial Corp.	18,565	287,201
Wells Fargo & Co.	1,276,285	36,284,783
Westamerica Bancorporation(a)	7,559	420,129
Whitney Holding Corp.	24,452	303,694
Wilmington Trust Corp.	17,819	233,785
Wintrust Financial Corp.	6,283	218,271
Zions Bancorporation(a)	36,020	683,299

		143,929,316
COMMERCIAL SERVICES—6.97%
Equifax Inc.	32,903	1,052,896
MasterCard Inc. Class A	25,055	6,261,245
Moody’s Corp.	49,109	1,354,917
Visa Inc. Class A	119,837	9,830,229
Western Union Co.	180,268	3,342,169

		21,841,456
DIVERSIFIED FINANCIAL SERVICES—43.93%
Affiliated Managers Group Inc.(b)	10,859	657,730
American Express Co.	274,104	10,322,757
AmeriCredit Corp.(b)	17,539	367,793
Ameriprise Financial Inc.	66,454	2,541,201
BlackRock Inc.(c)	10,940	2,339,191
Capital One Financial Corp.	116,599	4,297,839
Charles Schwab Corp. (The)	245,248	4,485,586
Citigroup Inc.(b)	5,363,214	17,805,870
CME Group Inc.	17,444	5,003,288
E*TRADE Financial Corp.(b)	486,012	738,738
Eaton Vance Corp.	30,345	874,239
Federated Investors Inc. Class B	26,800	680,184
Franklin Resources Inc.	40,565	4,017,152
GLG Partners Inc.(a)(b)	44,283	129,749
Goldman Sachs Group Inc. (The)	112,265	16,696,051
Greenhill & Co. Inc.	6,777	527,251
IntercontinentalExchange Inc.(b)	18,821	1,797,029
Invesco Ltd.	111,687	2,155,559
Investment Technology Group Inc.(b)	11,506	235,873
Janus Capital Group Inc.	46,755	570,879
Jefferies Group Inc.(b)	28,587	730,112
JPMorgan Chase & Co.	1,024,230	39,883,516
KBW Inc.(b)	8,974	238,349
Knight Capital Group Inc. Class A(b)	24,163	377,909
Legg Mason Inc.	41,720	1,075,542
MF Global Holdings Ltd.(a)(b)	25,471	166,835
Morgan Stanley	322,848	8,645,869
NASDAQ OMX Group Inc. (The)(b)	43,238	777,852
NYSE Euronext Inc.	67,462	1,579,285
optionsXpress Holdings Inc.	11,912	170,937
Piper Jaffray Companies(b)	5,076	246,592
Raymond James Financial Inc.(a)	25,777	652,416
SLM Corp.(b)	123,626	1,301,782
Stifel Financial Corp.(b)	7,837	409,875
T. Rowe Price Group Inc.	66,542	3,301,814
TD AMERITRADE Holding Corp.(b)	61,478	1,091,849
Waddell & Reed Financial Inc. Class A	22,423	702,513

		137,597,006

INSURANCE—0.31%
Fidelity National Financial Inc. Class A	60,088	775,135
MGIC Investment Corp.(a)(b)	33,072	200,086

		975,221
SAVINGS & LOANS—2.31%
Astoria Financial Corp.	22,833	301,396
Capitol Federal Financial	5,549	181,008
First Niagara Financial Group Inc.	47,722	655,223
Hudson City Bancorp Inc.	125,516	1,665,597
New York Community Bancorp Inc.	110,241	1,656,922
NewAlliance Bancshares Inc.	25,870	301,127
People’s United Financial Inc.	90,122	1,457,273
Provident Financial Services Inc.	14,727	167,888
TFS Financial Corp.	24,299	312,485
Washington Federal Inc.	29,154	543,722

		7,242,641
SOFTWARE—0.49%
MSCI Inc. Class A(b)	26,963	797,026
SEI Investments Co.	40,611	719,221

		1,516,247

TOTAL COMMON STOCKS
(Cost: $397,149,871)		313,101,887

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.56%

MONEY MARKET FUNDS—0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	1,448,114	1,448,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	245,591	245,591
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	61,470	61,470

		1,755,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,755,175)		1,755,175

TOTAL INVESTMENTS IN SECURITIES—100.52%
(Cost: $398,905,046)		314,857,062
Other Assets, Less Liabilities—(0.52)%		(1,614,909)

NET ASSETS—100.00%		$313,242,153

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

COMMERCIAL SERVICES—1.55%
Healthcare Services Group Inc.	72,684	$1,490,022
HMS Holdings Corp.(a)	43,622	1,966,916

		3,456,938
DIALYSIS CENTERS—3.04%
DaVita Inc.(a)	113,172	6,763,159

		6,763,159
HUMAN RESOURCES—0.84%
Emergency Medical Services Corp. Class A(a)	35,822	1,881,013

		1,881,013
INTERNET APPLICATIONS SOFTWARE—0.32%
eResearchTechnology Inc.(a)	116,934	719,144

		719,144
LIFE/HEALTH INSURANCE—0.54%
Universal American Corp.(a)	89,137	1,190,870

		1,190,870
MEDICAL - DRUGS—0.48%
PharMerica Corp.(a)	65,058	1,059,144

		1,059,144
MEDICAL - HMO—43.52%
Aetna Inc.	390,623	11,706,971
AMERIGROUP Corp.(a)	87,288	2,221,480
Centene Corp.(a)	91,316	1,757,833
CIGNA Corp.	268,469	9,066,198
Coventry Health Care Inc.(a)	192,552	4,405,590
Health Net Inc.(a)	146,370	3,550,936
HealthSpring Inc.(a)	92,829	1,614,296
Humana Inc.(a)	180,756	8,788,357
Magellan Health Services Inc.(a)	49,658	1,960,498
Molina Healthcare Inc.(a)	31,713	705,614
UnitedHealth Group Inc.	818,081	26,996,673
WellCare Health Plans Inc.(a)	66,870	2,085,007
WellPoint Inc.(a)	346,264	22,063,942

		96,923,395
MEDICAL - HOSPITALS—7.54%
Community Health Systems Inc.(a)	126,980	4,142,088
Health Management Associates Inc. Class A(a)	383,540	2,546,706
LifePoint Hospitals Inc.(a)	86,037	2,579,389
Tenet Healthcare Corp.(a)	685,607	3,798,263
Universal Health Services Inc. Class B	127,867	3,728,602

		16,795,048

MEDICAL - NURSING HOMES—1.42%
Kindred Healthcare Inc.(a)	77,087	1,303,541
Odyssey Healthcare Inc.(a)	68,940	1,012,039
Sun Healthcare Group Inc.(a)	96,520	843,585

		3,159,165
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—4.19%
Amedisys Inc.(a)(b)	46,921	2,578,309
AmSurg Corp.(a)	59,776	1,261,871
Gentiva Health Services Inc.(a)	55,115	1,407,637
Lincare Holdings Inc.(a)	96,076	3,537,518
Res-Care Inc.(a)	61,115	550,646

		9,335,981
MEDICAL LABS & TESTING SERVICES—10.08%
Covance Inc.(a)	83,992	4,880,775
Genoptix Inc.(a)	33,849	1,102,123
Laboratory Corp. of America Holdings(a)(b)	110,564	7,861,100
Quest Diagnostics Inc.	154,746	8,614,710

		22,458,708
PHARMACY SERVICES—18.15%
Catalyst Health Solutions Inc.(a)	62,091	2,442,039
Express Scripts Inc.(a)	200,257	16,793,552
Medco Health Solutions Inc.(a)	344,424	21,175,188

		40,410,779
PHYSICAL THERAPY/REHAB CENTERS—2.68%
HealthSouth Corp.(a)(b)	143,819	2,590,180
Psychiatric Solutions Inc.(a)	91,559	2,018,876
RehabCare Group Inc.(a)	46,432	1,349,314

		5,958,370
PHYSICIAN PRACTICE MANAGEMENT—2.14%
Healthways Inc.(a)	67,791	1,156,515
MEDNAX Inc.(a)	63,569	3,614,533

		4,771,048
RESEARCH & DEVELOPMENT—2.60%
PAREXEL International Corp.(a)	109,882	2,125,118
Pharmaceutical Product Development Inc.	156,967	3,666,749

		5,791,867
RETIREMENT/AGED CARE FACILITIES—0.80%
Brookdale Senior Living Inc.(a)	97,919	1,787,022

		1,787,022

TOTAL COMMON STOCKS
(Cost: $243,254,344)		222,461,651

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.65%

MONEY MARKET FUNDS—2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	4,960,212	4,960,212
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	841,221	841,221
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	102,432	102,432

		5,903,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,903,865)		5,903,865

TOTAL INVESTMENTS IN SECURITIES—102.54%
(Cost: $249,158,209)		228,365,516
Other Assets, Less Liabilities—(2.54)%		(5,655,941)

NET ASSETS—100.00%		$222,709,575

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

BIOTECHNOLOGY—11.44%
Acorda Therapeutics Inc.(a)	17,506	$489,818
Alexion Pharmaceuticals Inc.(a)	40,678	1,886,239
Amgen Inc.(a)	467,124	27,317,412
Biogen Idec Inc.(a)	133,058	7,150,537
Bio-Rad Laboratories Inc. Class A(a)	8,627	803,864
Celera Corp.(a)	36,942	248,620
Celgene Corp.(a)	212,373	12,058,539
Charles River Laboratories International Inc.(a)	30,606	1,112,222
Genzyme Corp.(a)	122,453	6,644,300
Human Genome Sciences Inc.(a)	83,138	2,200,663
Illumina Inc.(a)	57,146	2,096,687
Incyte Corp.(a)	50,841	542,982
Life Technologies Corp.(a)	82,242	4,088,250
Millipore Corp.(a)	25,551	1,762,252
Myriad Genetics Inc.(a)	43,826	1,029,911
Nektar Therapeutics(a)	42,590	486,378
PDL BioPharma Inc.	55,163	353,043
Regeneron Pharmaceuticals Inc.(a)	29,064	774,846
Savient Pharmaceuticals Inc.(a)	28,284	362,884
Vertex Pharmaceuticals Inc.(a)	88,795	3,409,728

		74,819,175
COMMERCIAL SERVICES—0.42%
Emergency Medical Services Corp. Class A(a)	9,229	484,615
HMS Holdings Corp.(a)	11,925	537,698
PAREXEL International Corp.(a)	26,986	521,909
Pharmaceutical Product Development Inc.	50,960	1,190,426

		2,734,648
DISTRIBUTION & WHOLESALE—0.12%
Owens & Minor Inc.	19,113	766,240

		766,240
ELECTRONICS—1.82%
Thermo Fisher Scientific Inc.(a)	188,386	8,694,014
Varian Inc.(a)	13,289	685,181
Waters Corp.(a)	44,513	2,536,351

		11,915,546
HEALTH CARE - PRODUCTS—32.16%
Alcon Inc.	35,209	5,482,393
American Medical Systems Holdings Inc.(a)	33,973	652,282
Baxter International Inc.	279,161	16,076,882
Beckman Coulter Inc.	32,048	2,094,978
Becton, Dickinson and Co.	104,478	7,874,507
Boston Scientific Corp.(a)	695,386	6,001,181
C.R. Bard Inc.	44,531	3,691,175

CareFusion Corp.(a)	83,103	2,139,902
Cepheid Inc.(a)	26,833	394,177
Cooper Companies Inc. (The)	20,853	736,528
Covidien PLC(b)	232,493	11,754,846
DENTSPLY International Inc.	68,741	2,304,886
Edwards Lifesciences Corp.(a)	25,978	2,328,148
Gen-Probe Inc.(a)	22,577	969,231
Haemonetics Corp.(a)	11,794	667,658
Henry Schein Inc.(a)	41,623	2,249,723
Hill-Rom Holdings Inc.	28,790	672,822
Hologic Inc.(a)	117,879	1,776,437
IDEXX Laboratories Inc.(a)	27,470	1,441,900
Immucor Inc.(a)	32,172	596,791
Intuitive Surgical Inc.(a)	17,478	5,733,833
Invacare Corp.	14,361	359,599
Inverness Medical Innovations Inc.(a)	38,301	1,546,211
Johnson & Johnson	1,276,216	80,222,938
Kinetic Concepts Inc.(a)(b)	28,694	1,184,775
Masimo Corp.(a)	23,869	662,603
Medtronic Inc.	512,068	21,962,597
NuVasive Inc.(a)(b)	17,343	478,667
Patterson Companies Inc.(a)	46,283	1,321,842
PSS World Medical Inc.(a)	27,363	561,489
ResMed Inc.(a)	34,820	1,780,695
St. Jude Medical Inc.(a)	154,255	5,820,041
Steris Corp.	24,772	646,054
Stryker Corp.	140,377	7,288,374
TECHNE Corp.	17,351	1,138,573
Thoratec Corp.(a)	25,731	729,474
Varian Medical Systems Inc.(a)	57,305	2,881,868
West Pharmaceutical Services Inc.	15,059	547,093
Zimmer Holdings Inc.(a)	99,237	5,589,028

		210,362,201
HEALTH CARE - SERVICES—10.50%
Aetna Inc.	201,283	6,032,451
Amedisys Inc.(a)(b)	12,593	691,985
AMERIGROUP Corp.(a)	24,411	621,260
Brookdale Senior Living Inc.(a)	25,385	463,276
Centene Corp.(a)	21,075	405,694
Community Health Systems Inc.(a)	43,080	1,405,270
Covance Inc.(a)	29,454	1,711,572
Coventry Health Care Inc.(a)	68,379	1,564,511
DaVita Inc.(a)	47,173	2,819,058
Health Management Associates Inc. Class A(a)	112,118	744,464
Health Net Inc.(a)	47,995	1,164,359
HealthSouth Corp.(a)	42,950	773,529
Healthways Inc.(a)	15,796	269,480
Humana Inc.(a)	78,417	3,812,635
Laboratory Corp. of America Holdings(a)	48,978	3,482,336
LifePoint Hospitals Inc.(a)	25,210	755,796
Lincare Holdings Inc.(a)	31,408	1,156,443
Magellan Health Services Inc.(a)	16,397	647,354
MEDNAX Inc.(a)	21,096	1,199,519
Odyssey Healthcare Inc.(a)	15,095	221,595
Psychiatric Solutions Inc.(a)	24,459	539,321
Quest Diagnostics Inc.	71,305	3,969,549
Tenet Healthcare Corp.(a)	222,054	1,230,179
UnitedHealth Group Inc.	536,349	17,699,517
Universal Health Services Inc. Class B	42,003	1,224,807

WellCare Health Plans Inc.(a)	19,421	605,547
WellPoint Inc.(a)	211,481	13,475,569

		68,687,076
INSURANCE—0.65%
CIGNA Corp.	125,295	4,231,212

		4,231,212
PHARMACEUTICALS—42.77%
Abbott Laboratories	709,954	37,584,964
Alkermes Inc.(a)	43,904	480,310
Allergan Inc.	141,960	8,162,700
Amylin Pharmaceuticals Inc.(a)	58,804	1,057,296
Auxilium Pharmaceuticals Inc.(a)	19,613	552,302
BioMarin Pharmaceutical Inc.(a)	45,689	887,737
Bristol-Myers Squibb Co.	783,765	19,092,515
Catalyst Health Solutions Inc.(a)	17,413	684,853
Cephalon Inc.(a)	34,493	2,202,033
Cubist Pharmaceuticals Inc.(a)	26,558	544,173
Dendreon Corp.(a)	60,505	1,675,988
Eli Lilly and Co.	453,023	15,946,410
Endo Pharmaceuticals Holdings Inc.(a)	47,685	958,945
Express Scripts Inc.(a)	117,426	9,847,344
Forest Laboratories Inc.(a)	139,076	4,122,213
Gilead Sciences Inc.(a)	420,117	20,279,048
Hospira Inc.(a)	73,439	3,718,951
Isis Pharmaceuticals Inc.(a)	42,783	477,458
King Pharmaceuticals Inc.(a)	113,738	1,365,993
Medco Health Solutions Inc.(a)	218,585	13,438,606
Medicis Pharmaceutical Corp. Class A	27,078	625,773
Merck & Co. Inc.	1,406,549	53,702,041
Mylan Inc.(a)(b)	139,646	2,545,747
Onyx Pharmaceuticals Inc.(a)	26,257	755,151
OSI Pharmaceuticals Inc.(a)	26,597	910,149
Par Pharmaceutical Companies Inc.(a)	16,070	422,962
Perrigo Co.	37,941	1,680,027
Pfizer Inc.	3,716,865	69,356,701
PharMerica Corp.(a)	13,742	223,720
Salix Pharmaceuticals Ltd.(a)	25,410	743,497
Theravance Inc.(a)	24,853	272,637
United Therapeutics Corp.(a)	21,560	1,284,329
Valeant Pharmaceuticals International(a)(b)	32,310	1,081,416
Warner Chilcott PLC Class A(a)(b)	45,056	1,231,380
Watson Pharmaceuticals Inc.(a)	48,893	1,876,024

		279,791,393

TOTAL COMMON STOCKS
(Cost: $802,469,074)		653,307,491

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.42%

MONEY MARKET FUNDS—2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	12,588,470	12,588,470

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	2,134,925	2,134,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	1,074,921	1,074,921

		15,798,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,798,316)		15,798,316

TOTAL INVESTMENTS IN SECURITIES—102.30%
(Cost: $818,267,390)		669,105,807
Other Assets, Less Liabilities—(2.30)%		(15,018,957)

NET ASSETS—100.00%		$654,086,850

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—4.72%
Cavco Industries Inc.(a)(b)(c)	259,525	$9,301,376
Skyline Corp.	295,018	5,401,780

		14,703,156
BUILDING - RESIDENTIAL/COMMERCIAL—68.26%
D.R. Horton Inc.	2,550,612	30,071,715
KB Home(b)	996,350	15,224,228
Lennar Corp. Class A	1,694,163	26,022,344
M.D.C. Holdings Inc.	450,643	15,141,605
M/I Homes Inc.(a)	442,363	4,565,186
Meritage Homes Corp.(a)	512,425	11,473,196
NVR Inc.(a)	48,337	33,069,275
Pulte Homes Inc.(a)	3,014,733	31,714,991
Ryland Group Inc.	637,827	14,198,029
Standard-Pacific Corp.(a)	2,072,220	7,522,159
Toll Brothers Inc.(a)	1,284,660	23,727,670

		212,730,398
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—2.39%
Owens Corning(a)	289,419	7,446,751

		7,446,751
BUILDING PRODUCTS - AIR AND HEATING—1.97%
Lennox International Inc.	160,747	6,143,750

		6,143,750
BUILDING PRODUCTS - CEMENT/AGGREGATES—1.12%
Eagle Materials Inc.	153,102	3,492,257

		3,492,257
BUILDING PRODUCTS - WOOD—2.89%
Masco Corp.	664,447	9,009,901

		9,009,901
COATINGS/PAINT—3.00%
Sherwin-Williams Co. (The)	147,842	9,365,791

		9,365,791
DISTRIBUTION/WHOLESALE—2.27%
Beacon Roofing Supply Inc.(a)	132,881	2,232,401
Watsco Inc.	101,077	4,847,653

		7,080,054
DIVERSIFIED MANUFACTURING OPERATIONS—2.26%
Leggett & Platt Inc.	385,647	7,041,914

		7,041,914

HOME FURNISHINGS—0.52%
Ethan Allen Interiors Inc.	111,003	1,608,433

		1,608,433
REAL ESTATE OPERATING/DEVELOPMENT—1.18%
Avatar Holdings Inc.(a)	217,220	3,679,707

		3,679,707
RETAIL - BUILDING PRODUCTS—7.15%
Home Depot Inc. (The)	418,051	11,709,608
Lowe’s Companies Inc.	488,635	10,578,948

		22,288,556
TEXTILE - HOME FURNISHINGS—2.09%
Mohawk Industries Inc.(a)(b)	157,189	6,509,196

		6,509,196

TOTAL COMMON STOCKS
(Cost: $337,245,713)		311,099,864

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	534,814	534,814
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	90,701	90,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	519,694	519,694

		1,145,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,145,209)		1,145,209

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $338,390,922)		312,245,073
Other Assets, Less Liabilities—(0.19)%		(593,066)

NET ASSETS—100.00%		$311,652,007

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—15.58%
AAR Corp.(a)	7,957	$184,364
Alliant Techsystems Inc.(a)	6,750	533,047
BE Aerospace Inc.(a)	19,588	439,359
Boeing Co. (The)	134,563	8,154,518
Curtiss-Wright Corp.	9,355	285,889
Esterline Technologies Corp.(a)	6,053	228,561
General Dynamics Corp.	66,131	4,420,857
Goodrich Corp.	25,357	1,569,852
Kaman Corp.	5,192	129,229
L-3 Communications Holdings Inc.	23,986	1,998,993
Lockheed Martin Corp.	62,869	4,684,998
Moog Inc. Class A(a)	8,450	255,021
Northrop Grumman Corp.	60,092	3,401,207
Orbital Sciences Corp.(a)	11,560	182,764
Raytheon Co.	78,765	4,129,649
Rockwell Collins Inc.	32,552	1,731,441
Spirit AeroSystems Holdings Inc. Class A(a)	21,654	464,478
Teledyne Technologies Inc.(a)	7,380	274,979
TransDigm Group Inc.	7,560	364,921
United Technologies Corp.	177,797	11,997,742

		45,431,869
AUTO MANUFACTURERS—1.24%
Navistar International Corp.(a)	10,911	403,598
Oshkosh Corp.	17,940	647,096
PACCAR Inc.	70,878	2,553,734

		3,604,428
BUILDING MATERIALS—1.20%
Eagle Materials Inc.	8,943	203,990
Lennox International Inc.	10,694	408,725
Martin Marietta Materials Inc.(b)	9,105	720,934
Masco Corp.	74,016	1,003,657
Owens Corning(a)	20,546	528,649
Quanex Building Products Corp.	7,761	124,797
Simpson Manufacturing Co. Inc.	7,748	191,066
Texas Industries Inc.	4,827	163,828
USG Corp.(a)(b)	13,902	166,963

		3,512,609
CHEMICALS—0.43%
Sherwin-Williams Co. (The)	19,641	1,244,257

		1,244,257
COMMERCIAL SERVICES—5.39%
ABM Industries Inc.	8,859	172,042
Accenture PLC Class A(b)	117,941	4,834,402
Administaff Inc.	4,589	104,813
Alliance Data Systems Corp.(a)	10,754	639,433
Brink’s Home Security Holdings Inc.(a)	9,465	388,065
Convergys Corp.(a)	24,083	257,688
Corporate Executive Board Co. (The)	7,070	163,600
Corrections Corp. of America(a)	23,748	444,325
Deluxe Corp.	10,505	195,498

Euronet Worldwide Inc.(a)	9,819	200,504
FTI Consulting Inc.(a)	10,604	439,536
Hewitt Associates Inc. Class A(a)	17,737	700,257
Iron Mountain Inc.(a)	37,946	867,446
Lender Processing Services Inc.	19,396	751,789
Manpower Inc.	16,052	831,333
Monster Worldwide Inc.(a)	26,013	405,543
Navigant Consulting Inc.(a)	10,297	139,627
PHH Corp.(a)	10,225	178,324
Quanta Services Inc.(a)	40,380	735,724
R.R. Donnelley & Sons Co.	41,952	831,489
Resources Connection Inc.(a)	9,250	165,205
Robert Half International Inc.	31,145	838,423
TeleTech Holdings Inc.(a)	6,437	122,560
Towers Watson & Co. Class A	8,753	381,893
TrueBlue Inc.(a)	8,934	129,632
United Rentals Inc.(a)	12,381	99,172
VistaPrint NV(a)(b)	8,263	462,811
Wright Express Corp.(a)	7,844	230,300

		15,711,434
COMPUTERS—0.52%
Affiliated Computer Services Inc. Class A(a)	18,648	1,147,225
Jack Henry & Associates Inc.	17,240	378,590

		1,525,815
DISTRIBUTION & WHOLESALE—1.11%
Fastenal Co.(b)	28,530	1,183,424
United Stationers Inc.(a)	4,879	266,198
W.W. Grainger Inc.	12,663	1,257,183
Watsco Inc.	5,727	274,667
WESCO International Inc.(a)	8,745	242,411

		3,223,883
ELECTRIC—0.27%
MDU Resources Group Inc.	35,781	787,898

		787,898
ELECTRICAL COMPONENTS & EQUIPMENT—3.32%
American Superconductor Corp.(a)	8,274	314,577
AMETEK Inc.	21,830	795,485
Belden Inc.	9,454	215,835
Emerson Electric Co.	155,275	6,450,123
EnerSys Inc.(a)	8,591	167,439
General Cable Corp.(a)	10,717	311,865
GrafTech International Ltd.(a)	24,474	307,393
Hubbell Inc. Class B	10,700	460,742
Littelfuse Inc.(a)	4,421	132,895
Molex Inc.	13,138	264,862
Molex Inc. Class A NVS	14,425	254,313

		9,675,529
ELECTRONICS—5.01%
Agilent Technologies Inc.(a)	71,042	1,991,307
Amphenol Corp. Class A	35,258	1,404,679
Arrow Electronics Inc.(a)	24,448	642,249
Avnet Inc.(a)	31,168	824,082
AVX Corp.	10,529	125,084
Benchmark Electronics Inc.(a)	13,332	242,909
Brady Corp. Class A	10,042	283,787
Checkpoint Systems Inc.(a)	7,866	126,171
Dionex Corp.(a)	3,680	257,048
Flextronics International Ltd.(a)	166,907	1,058,190
FLIR Systems Inc.(a)	30,985	916,536
Itron Inc.(a)	8,233	506,659
Jabil Circuit Inc.	40,711	589,495
Mettler-Toledo International Inc.(a)	6,920	674,492
National Instruments Corp.	12,662	372,136

PerkinElmer Inc.	24,064	484,649
Plexus Corp.(a)	8,031	273,134
Thomas & Betts Corp.(a)	10,974	370,482
Trimble Navigation Ltd.(a)	24,506	560,942
Tyco Electronics Ltd.	94,182	2,343,248
Vishay Intertechnology Inc.(a)	34,825	262,580
Woodward Governor Co.	11,854	301,447

		14,611,306
ENGINEERING & CONSTRUCTION—2.63%
AECOM Technology Corp.(a)	19,642	529,745
EMCOR Group Inc.(a)	13,515	325,171
Fluor Corp.	37,329	1,692,497
Foster Wheeler AG(a)(b)	25,990	727,200
Granite Construction Inc.	7,070	218,322
Insituform Technologies Inc. Class A(a)	7,994	163,717
Jacobs Engineering Group Inc.(a)	25,510	964,023
KBR Inc.	33,322	624,121
McDermott International Inc.(a)	46,582	1,100,267
Shaw Group Inc. (The)(a)	17,091	551,868
URS Corp.(a)	17,190	771,487

		7,668,418
ENVIRONMENTAL CONTROL—2.59%
Clean Harbors Inc.(a)	4,720	270,267
Mine Safety Appliances Co.	6,482	156,151
Nalco Holding Co.	28,400	669,672
Republic Services Inc.	63,724	1,707,166
Stericycle Inc.(a)(b)	17,385	920,188
Tetra Tech Inc.(a)	12,439	281,619
Waste Connections Inc.(a)	16,208	521,411
Waste Management Inc.	93,993	3,012,476

		7,538,950
FOREST PRODUCTS & PAPER—1.15%
Louisiana-Pacific Corp.(a)	25,078	178,305
MeadWestvaco Corp.	30,748	740,104
Rock-Tenn Co. Class A	7,820	333,836
Temple-Inland Inc.	21,878	380,021
Weyerhaeuser Co.	43,142	1,721,366

		3,353,632
HAND & MACHINE TOOLS—0.48%
Baldor Electric Co.	8,798	217,135
Kennametal Inc.	16,513	404,238
Lincoln Electric Holdings Inc.	8,330	406,754
Regal Beloit Corp.	7,589	359,719

		1,387,846
HOUSEHOLD PRODUCTS & WARES—0.44%
Fortune Brands Inc.	30,861	1,282,892

		1,282,892
HOUSEWARES—0.09%
Toro Co. (The)	7,046	274,442

		274,442
INTERNET—0.09%
CyberSource Corp.(a)	14,279	258,164

		258,164
IRON & STEEL—0.06%
Schnitzer Steel Industries Inc. Class A	4,552	184,356

		184,356
MACHINERY—7.09%
AGCO Corp.(a)	18,862	583,024
Astec Industries Inc.(a)	3,483	86,692

Bucyrus International Inc.	15,402	806,757
Caterpillar Inc.	127,763	6,674,339
Cognex Corp.	7,555	123,675
Cummins Inc.	37,137	1,677,107
Deere & Co.	86,520	4,321,674
Flowserve Corp.	11,640	1,049,579
Gardner Denver Inc.	10,522	419,302
Graco Inc.	12,301	328,314
IDEX Corp.	16,665	470,286
Joy Global Inc.	21,015	961,226
Manitowoc Co. Inc. (The)	26,740	291,466
Nordson Corp.	6,292	355,750
Rockwell Automation Inc.	29,006	1,399,249
Terex Corp.(a)	22,232	434,636
Wabtec Corp.	10,033	384,565
Zebra Technologies Corp. Class A(a)	12,298	320,978

		20,688,619
MANUFACTURING—28.15%
A.O. Smith Corp.	5,109	217,541
Actuant Corp. Class A	13,978	234,411
Acuity Brands Inc.	8,864	317,154
AptarGroup Inc.	12,948	459,395
Brink’s Co. (The)	9,860	230,527
Carlisle Companies Inc.	12,533	420,106
Ceradyne Inc.(a)	5,334	104,226
CLARCOR Inc.	10,336	334,680
Cooper Industries PLC(b)	41,742	1,790,732
Crane Co.	10,499	320,429
Danaher Corp.	50,693	3,616,946
Donaldson Co. Inc.	14,696	561,975
Dover Corp.	38,287	1,641,747
Eaton Corp.	34,094	2,087,917
ESCO Technologies Inc.	5,310	173,584
General Electric Co.	2,171,557	34,918,637
Harsco Corp.	16,562	492,885
Hexcel Corp.(a)	19,860	218,460
Honeywell International Inc.	143,556	5,547,004
Illinois Tool Works Inc.	88,158	3,842,807
Ingersoll-Rand PLC(b)	65,323	2,120,385
ITT Corp.	37,221	1,798,146
Pall Corp.	24,078	829,969
Parker Hannifin Corp.	33,148	1,853,305
Pentair Inc.	20,272	619,107
Roper Industries Inc.	18,535	928,233
SPX Corp.	9,994	544,073
Teleflex Inc.	8,124	464,368
Textron Inc.	55,611	1,086,083
3M Co.	131,778	10,606,811
Trinity Industries Inc.	16,237	253,947
Tyco International Ltd.(a)(b)	97,619	3,458,641

		82,094,231
METAL FABRICATE & HARDWARE—1.45%
Kaydon Corp.	6,871	224,613
Mueller Industries Inc.	7,698	189,294
Mueller Water Products Inc. Class A	30,746	138,664
Precision Castparts Corp.	28,665	3,016,991
Timken Co. (The)	15,799	354,056
Valmont Industries Inc.	4,338	301,317

		4,224,935
MINING—0.35%
Vulcan Materials Co.(b)	23,244	1,027,152

		1,027,152
OIL & GAS SERVICES—0.10%
World Fuel Services Corp.	12,110	291,003

		291,003

PACKAGING & CONTAINERS—2.11%
Ball Corp.	19,455	988,119
Bemis Co. Inc.	22,231	623,802
Crown Holdings Inc.(a)	32,887	783,039
Greif Inc. Class A	5,045	243,976
Owens-Illinois Inc.(a)	34,188	930,597
Packaging Corp. of America	21,177	466,741
Pactiv Corp.(a)	27,192	613,180
Sealed Air Corp.	32,603	646,844
Silgan Holdings Inc.	5,266	273,042
Sonoco Products Co.	20,521	569,663

		6,139,003
RETAIL—0.13%
MSC Industrial Direct Co. Inc. Class A	8,991	388,321

		388,321
SEMICONDUCTORS—0.08%
Veeco Instruments Inc.(a)	7,784	247,687

		247,687
SOFTWARE—4.17%
Automatic Data Processing Inc.	103,100	4,205,449
Broadridge Financial Solutions Inc.	28,897	627,643
Fidelity National Information Services Inc.	67,711	1,595,271
Fiserv Inc.(a)	32,047	1,443,397
Global Payments Inc.	16,602	738,789
IMS Health Inc.	37,372	808,730
ManTech International Corp. Class A(a)	4,486	214,924
Paychex Inc.(b)	66,688	1,933,285
Total System Services Inc.	40,480	579,269

		12,146,757
TELECOMMUNICATIONS—0.42%
Anixter International Inc.(a)	6,111	254,706
Black Box Corp.	3,575	98,277
CommScope Inc.(a)	19,261	524,092
NeuStar Inc. Class A(a)	15,323	344,155

		1,221,230
TEXTILES—0.27%
Cintas Corp.	27,297	685,428
G&K Services Inc. Class A	3,861	96,525

		781,953
TRANSPORTATION—13.89%
Alexander & Baldwin Inc.	8,515	272,054
Arkansas Best Corp.	4,712	106,208
Burlington Northern Santa Fe Corp.	56,916	5,676,233
C.H. Robinson Worldwide Inc.	34,412	1,948,752
Con-way Inc.	10,087	288,690
CSX Corp.	80,466	3,448,773
Expeditors International of Washington Inc.	43,890	1,496,649
FedEx Corp.	59,758	4,682,039
Forward Air Corp.	5,950	140,598
Genco Shipping & Trading Ltd.(a)	5,672	108,675
Genesee & Wyoming Inc. Class A(a)	7,906	232,990
Heartland Express Inc.	11,540	160,291
Hub Group Inc. Class A(a)	7,849	189,239
J.B. Hunt Transport Services Inc.	19,458	596,582
Kansas City Southern Industries Inc.(a)	19,778	587,407
Kirby Corp.(a)	10,990	356,516
Knight Transportation Inc.	12,043	217,978
Landstar System Inc.	10,472	380,029
Norfolk Southern Corp.	75,332	3,545,124
Old Dominion Freight Line Inc.(a)	6,306	173,415

Overseas Shipholding Group Inc.	4,885	217,920
Ryder System Inc.	11,322	412,121
Teekay Corp.	8,771	218,924
Union Pacific Corp.	103,482	6,260,661
United Parcel Service Inc. Class B	143,769	8,305,535
UTi Worldwide Inc.	20,556	282,234
Werner Enterprises Inc.	10,437	206,444

		40,512,081
TRUCKING & LEASING—0.07%
GATX Corp.	8,338	218,622

		218,622

TOTAL COMMON STOCKS
(Cost: $389,694,170)		291,259,322

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.63%

MONEY MARKET FUNDS—2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	6,085,650	6,085,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	1,032,088	1,032,088
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	550,576	550,576

		7,668,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,668,314)		7,668,314

TOTAL INVESTMENTS IN SECURITIES—102.51%
(Cost: $397,362,484)		298,927,636
Other Assets, Less Liabilities—(2.51)%		(7,324,566)

NET ASSETS—100.00%		$291,603,070

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

FINANCIAL GUARANTEE INSURANCE—1.47%
Assured Guaranty Ltd.	19,176	$434,528
MBIA Inc.(a)(b)	26,974	132,982

		567,510
INSURANCE BROKERS—2.22%
Arthur J. Gallagher & Co.	15,434	348,037
Brown & Brown Inc.	17,846	314,090
Erie Indemnity Co. Class A	5,057	197,223

		859,350
LIFE/HEALTH INSURANCE—28.12%
Aflac Inc.	63,865	3,092,982
American Equity Investment Life Holding Co.	9,860	72,372
Conseco Inc.(a)	37,031	176,268
Delphi Financial Group Inc. Class A	7,420	150,255
Lincoln National Corp.	43,994	1,081,373
National Western Life Insurance Co. Class A	353	57,362
Principal Financial Group Inc.	43,713	1,007,585
Protective Life Corp.	13,540	228,149
Prudential Financial Inc.	63,322	3,165,467
StanCorp Financial Group Inc.	7,607	326,949
Torchmark Corp.	12,478	560,262
Unum Group	48,418	947,540

		10,866,564
MULTI-LINE INSURANCE—32.32%
Allstate Corp. (The)	74,860	2,240,560
American Financial Group Inc.	12,047	298,886
American National Insurance Co.	2,489	264,929
Assurant Inc.	17,756	558,071
Cincinnati Financial Corp.	22,803	601,771
CNA Financial Corp.(a)	4,849	113,903
Genworth Financial Inc. Class A(a)	71,015	982,848
Hartford Financial Services Group Inc. (The)	55,214	1,324,584
Horace Mann Educators Corp.	6,533	78,331
Loews Corp.	49,939	1,786,318
MetLife Inc.	79,526	2,808,858
Old Republic International Corp.	34,596	366,372
United Fire & Casualty Co.	3,857	64,875
Unitrin Inc.	7,335	159,170
XL Capital Ltd. Class A	50,103	840,227

		12,489,703
PROPERTY/CASUALTY INSURANCE—33.07%
Alleghany Corp.(a)	994	259,543
AmTrust Financial Services Inc.	4,205	50,334
Arch Capital Group Ltd.(a)(b)	8,287	592,852
Chubb Corp.	47,473	2,373,650
Employers Holdings Inc.	5,058	66,917
First American Corp.	18,129	536,075
Hanover Insurance Group Inc. (The)	7,720	327,482
Harleysville Group Inc.	2,170	70,091
HCC Insurance Holdings Inc.	17,091	463,166
Infinity Property and Casualty Corp.	2,286	90,663

Markel Corp.(a)	1,480	481,015
Mercury General Corp.	4,236	161,900
Navigators Group Inc. (The)(a)	2,370	101,128
OneBeacon Insurance Group Ltd.	3,931	51,024
ProAssurance Corp.(a)	5,163	262,074
Progressive Corp. (The)	90,090	1,493,692
RLI Corp.	3,120	160,555
Safety Insurance Group Inc.	2,574	90,090
Selective Insurance Group Inc.	8,609	133,181
Tower Group Inc.	6,520	144,092
Travelers Companies Inc. (The)	73,899	3,744,462
W.R. Berkley Corp.	21,225	516,404
Wesco Financial Corp.	235	82,955
White Mountains Insurance Group Ltd.	1,179	377,834
Zenith National Insurance Corp.	5,325	148,568

		12,779,747
REINSURANCE—2.67%
Allied World Assurance Holdings Ltd.	6,357	284,539
Argo Group International Holdings Ltd.(a)	4,949	132,336
Axis Capital Holdings Ltd.	21,408	616,550

		1,033,425

TOTAL COMMON STOCKS
(Cost: $47,696,095)		38,596,299

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.57%

MONEY MARKET FUNDS—0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	160,797	160,797
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	27,270	27,270
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	32,670	32,670

		220,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,737)		220,737

TOTAL INVESTMENTS IN SECURITIES—100.44%
(Cost: $47,916,832)		38,817,036
Other Assets, Less Liabilities—(0.44)%		(170,833)

NET ASSETS—100.00%		$38,646,203

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.92%

DENTAL SUPPLIES & EQUIPMENT—1.03%
Sirona Dental Systems Inc.(a)	115,358	$3,711,067

		3,711,067
DIAGNOSTIC EQUIPMENT—3.08%
Cepheid Inc.(a)	350,414	5,147,582
Immucor Inc.(a)	319,136	5,919,973

		11,067,555
ELECTRONIC MEASURING INSTRUMENTS—1.07%
Analogic Corp.	96,265	3,850,600

		3,850,600
ENTERPRISE SOFTWARE/SERVICES—0.87%
Omnicell Inc.(a)	262,175	3,140,856

		3,140,856
HOSPITAL BEDS/EQUIPMENT—4.43%
Hill-Rom Holdings Inc.	278,821	6,516,047
Kinetic Concepts Inc.(a)(b)	227,702	9,401,816

		15,917,863
INSTRUMENTS - SCIENTIFIC—11.76%
Thermo Fisher Scientific Inc.(a)	506,090	23,356,053
Varian Inc.(a)	126,718	6,533,580
Waters Corp.(a)	217,909	12,416,455

		42,306,088
MEDICAL - BIOMEDICAL/GENE—4.87%
Bio-Rad Laboratories Inc. Class A(a)	76,341	7,113,454
Millipore Corp.(a)	151,113	10,422,264

		17,535,718
MEDICAL INSTRUMENTS—40.09%
Beckman Coulter Inc.	174,166	11,385,231
Boston Scientific Corp.(a)	2,262,884	19,528,689
Bruker Corp.(a)	347,659	4,265,776
ev3 Inc.(a)	380,796	5,552,006
Integra LifeSciences Holdings Corp.(a)	130,060	4,994,304
Intuitive Surgical Inc.(a)(b)	61,497	20,174,706
Medtronic Inc.	843,730	36,187,580
Natus Medical Inc.(a)	229,945	3,120,354
NuVasive Inc.(a)(b)	190,284	5,251,838
St. Jude Medical Inc.(a)	510,057	19,244,451
Symmetry Medical Inc.(a)	322,163	2,873,694
Thoratec Corp.(a)	234,270	6,641,554
Volcano Corp.(a)	255,135	5,054,224

		144,274,407

MEDICAL PRODUCTS—25.32%
ABIOMED Inc.(a)	308,889	2,446,401
Accuray Inc.(a)	447,962	2,660,894
American Medical Systems Holdings Inc.(a)	337,821	6,486,163
CareFusion Corp.(a)	467,592	12,040,494
Invacare Corp.	184,830	4,628,143
Stryker Corp.	421,404	21,879,296
Varian Medical Systems Inc.(a)(b)	283,910	14,277,834
Wright Medical Group Inc.(a)	239,041	4,274,053
Zimmer Holdings Inc.(a)	327,464	18,442,772
Zoll Medical Corp.(a)	143,021	3,981,705

		91,117,755
MEDICAL STERILIZATION PRODUCTS—1.67%
Steris Corp.	230,707	6,016,838

		6,016,838
PATIENT MONITORING EQUIPMENT—1.79%
Masimo Corp.(a)	232,133	6,444,012

		6,444,012
RESPIRATORY PRODUCTS—2.90%
ResMed Inc.(a)	203,819	10,423,304

		10,423,304
ULTRA SOUND IMAGING SYSTEMS—1.04%
SonoSite Inc.(a)	137,769	3,751,450

		3,751,450

TOTAL COMMON STOCKS
(Cost: $399,666,614)		359,557,513

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.44%

MONEY MARKET FUNDS—9.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	28,703,303	28,703,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	4,867,899	4,867,899
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	421,244	421,244

		33,992,446

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,992,446)		33,992,446

TOTAL INVESTMENTS IN SECURITIES—109.36%
(Cost: $433,659,060)		393,549,959
Other Assets, Less Liabilities—(9.36)%		(33,696,832)

NET ASSETS—100.00%		$359,853,127

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

OIL - FIELD SERVICES—58.13%
Baker Hughes Inc.	555,705	$25,162,322
BJ Services Co.	624,618	12,910,854
Cal Dive International Inc.(a)	301,652	2,123,630
CARBO Ceramics Inc.	58,450	3,853,024
Exterran Holdings Inc.(a)	177,122	3,592,034
Global Industries Ltd.(a)	341,284	2,378,750
Halliburton Co.	1,371,043	40,048,166
Helix Energy Solutions Group Inc.(a)	278,080	2,950,429
Hornbeck Offshore Services Inc.(a)	80,455	1,730,587
Key Energy Services Inc.(a)	369,538	3,573,432
Matrix Service Co.(a)	106,015	1,069,691
Newpark Resources Inc.(a)	340,149	1,357,195
Oceaneering International Inc.(a)	124,652	6,818,464
Oil States International Inc.(a)	131,869	4,858,054
RPC Inc.	124,342	1,535,624
Schlumberger Ltd.	1,347,252	85,496,612
SEACOR Holdings Inc.(a)	52,894	3,715,804
Smith International Inc.	459,178	13,922,277
Superior Energy Services Inc.(a)	211,446	4,856,915
Tetra Technologies Inc.(a)	241,783	2,529,050

		224,482,914
OIL & GAS DRILLING—18.62%
Atwood Oceanics Inc.(a)	145,728	4,884,803
Diamond Offshore Drilling Inc.	135,013	12,357,740
Helmerich & Payne Inc.	222,508	9,307,510
Hercules Offshore Inc.(a)	387,147	1,509,873
Nabors Industries Ltd.(a)(b)	596,473	13,301,348
Parker Drilling Co.(a)	394,556	1,897,814
Patterson-UTI Energy Inc.	390,151	5,992,719
Pioneer Drilling Co.(a)	176,388	1,402,285
Pride International Inc.(a)	337,174	9,980,350
Rowan Companies Inc.(a)	261,487	5,616,741
Unit Corp.(a)	124,345	5,662,671

		71,913,854
OIL FIELD MACHINERY & EQUIPMENT—19.74%
Cameron International Corp.(a)	464,329	17,486,630
Chart Industries Inc.(a)	96,300	1,553,319
Complete Production Services Inc.(a)	197,916	2,479,887
Dresser-Rand Group Inc.(a)	206,426	6,106,081
Dril-Quip Inc.(a)	82,008	4,304,600
FMC Technologies Inc.(a)	251,702	13,382,995
Lufkin Industries Inc.	44,910	2,846,396
National Oilwell Varco Inc.	686,293	28,069,384

		76,229,292

SEISMIC DATA COLLECTION—0.37%
ION Geophysical Corp.(a)	306,192	1,454,412

		1,454,412
TRANSPORTATION - MARINE—2.12%
GulfMark Offshore Inc.(a)	83,575	2,051,766
Tidewater Inc.	130,772	6,122,745

		8,174,511
TRANSPORTATION - SERVICES—0.90%
Bristow Group Inc.(a)	97,484	3,480,179

		3,480,179

TOTAL COMMON STOCKS
(Cost: $408,443,741)		385,735,162

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.74%

MONEY MARKET FUNDS—1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,298,353	5,298,353
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	898,567	898,567
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	516,053	516,053

		6,712,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,712,973)		6,712,973

TOTAL INVESTMENTS IN SECURITIES—101.62%
(Cost: $415,156,714)		392,448,135
Other Assets, Less Liabilities—(1.62)%		(6,262,381)

NET ASSETS—100.00%		$386,185,754

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.94%

GAS - DISTRIBUTION—2.09%
Energen Corp.	92,465	$4,063,837
Southern Union Co.	144,821	3,191,855

		7,255,692
OIL - U.S. ROYALTY TRUSTS—1.08%
BP Prudhoe Bay Royalty Trust(a)	31,400	2,559,414
Hugoton Royalty Trust	71,622	1,190,358

		3,749,772
OIL & GAS DRILLING—0.96%
Atlas Energy Inc.	109,811	3,321,783

		3,321,783
OIL COMPANIES - EXPLORATION & PRODUCTION—89.47%
Anadarko Petroleum Corp.	389,925	24,869,416
Apache Corp.	259,245	25,605,629
Arena Resources Inc.(b)	56,620	2,170,811
ATP Oil & Gas Corp.(a)(b)	74,640	1,080,041
Berry Petroleum Co. Class A	75,046	2,032,246
Bill Barrett Corp.(b)	55,118	1,708,658
BPZ Resources Inc.(a)(b)	175,709	1,043,711
Brigham Exploration Co.(b)	157,282	2,050,957
Cabot Oil & Gas Corp.	126,487	4,840,657
Carrizo Oil & Gas Inc.(a)(b)	49,498	1,187,952
Chesapeake Energy Corp.	593,950	14,718,081
Cimarex Energy Co.	101,279	4,983,940
Clayton Williams Energy Inc.(b)	19,462	638,743
CNX Gas Corp.(b)	47,952	1,286,552
Comstock Resources Inc.(b)	66,933	2,609,718
Concho Resources Inc.(b)	92,840	4,165,731
Contango Oil & Gas Co.(b)	24,062	1,173,022
Continental Resources Inc.(a)(b)	48,853	1,854,948
Denbury Resources Inc.(a)(b)	315,291	4,272,193
Devon Energy Corp.	337,487	22,581,255
Encore Acquisition Co.(b)	74,529	3,549,071
EOG Resources Inc.	211,756	19,146,978
EXCO Resources Inc.	217,339	3,812,126
Forest Oil Corp.(b)	142,717	3,442,334
GMX Resources Inc.(a)(b)	58,674	621,358
Goodrich Petroleum Corp.(a)(b)	48,231	1,004,652
Mariner Energy Inc.(b)	155,633	2,248,897
McMoRan Exploration Co.(a)(b)	144,564	2,198,818
Newfield Exploration Co.(b)	150,287	7,355,046
Noble Energy Inc.	168,115	12,430,423
Occidental Petroleum Corp.	527,825	41,349,810
Penn Virginia Corp.	76,449	1,855,417
Petrohawk Energy Corp.(b)	329,894	7,366,533
Petroleum Development Corp.(b)	38,736	811,907
Pioneer Natural Resources Co.	135,074	5,940,555
Plains Exploration & Production Co.(b)	172,489	5,752,508

Quicksilver Resources Inc.(b)	177,891	2,364,171
Range Resources Corp.	170,174	7,828,004
Rosetta Resources Inc.(b)	86,020	1,768,571
SandRidge Energy Inc.(a)(b)	270,208	2,285,960
Southwestern Energy Co.(b)	316,316	13,563,630
St. Mary Land & Exploration Co.	87,307	2,797,316
Stone Energy Corp.(b)	73,522	1,171,941
Swift Energy Co.(b)	61,978	1,553,169
Ultra Petroleum Corp.(b)	164,280	7,547,023
W&T Offshore Inc.	73,343	653,486
Whiting Petroleum Corp.(b)	64,185	4,272,154
XTO Energy Inc.	475,444	21,190,539

		310,756,658
OIL REFINING & MARKETING—6.34%
CVR Energy Inc.(b)	109,022	874,356
Frontier Oil Corp.	162,628	2,026,345
Holly Corp.	67,546	1,762,951
Sunoco Inc.	151,456	3,800,031
Tesoro Corp.(a)	200,307	2,503,837
Valero Energy Corp.	570,655	10,511,465
Western Refining Inc.(a)(b)	116,379	531,852

		22,010,837

TOTAL COMMON STOCKS
(Cost: $402,696,503)		347,094,742

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.14%

MONEY MARKET FUNDS—4.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	12,020,652	12,020,652
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	2,038,627	2,038,627
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	312,634	312,634

		14,371,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,371,913)		14,371,913

TOTAL INVESTMENTS IN SECURITIES—104.08%
(Cost: $417,068,416)		361,466,655
Other Assets, Less Liabilities—(4.08)%		(14,155,436)

NET ASSETS—100.00%		$347,311,219

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

CONSUMER PRODUCTS - MISCELLANEOUS—1.22%
Prestige Brands Holdings Inc.(a)	314,524	$2,443,852

		2,443,852
DRUG DELIVERY SYSTEMS—1.99%
Alkermes Inc.(a)	365,263	3,995,977

		3,995,977
MEDICAL - BIOMEDICAL/GENE—5.38%
AMAG Pharmaceuticals Inc.(a)	92,100	4,050,558
Medicines Co. (The)(a)	319,553	2,649,094
Talecris Biotherapeutics Holdings Corp.(a)	174,660	4,087,044

		10,786,696
MEDICAL - DRUGS—65.59%
Abbott Laboratories	263,761	13,963,507
Allergan Inc.	147,825	8,499,938
Auxilium Pharmaceuticals Inc.(a)	116,484	3,280,189
Bristol-Myers Squibb Co.	411,844	10,032,520
Cephalon Inc.(a)	97,234	6,207,419
Eli Lilly and Co.	307,560	10,826,112
Endo Pharmaceuticals Holdings Inc.(a)	220,575	4,435,763
Forest Laboratories Inc.(a)	234,895	6,962,288
King Pharmaceuticals Inc.(a)	414,386	4,976,776
Medicis Pharmaceutical Corp. Class A	156,533	3,617,478
Medivation Inc.(a)(b)	103,566	3,447,712
Merck & Co. Inc.	422,286	16,122,879
Pfizer Inc.	943,186	17,599,851
Rigel Pharmaceuticals Inc.(a)	288,121	2,365,473
Salix Pharmaceuticals Ltd.(a)	161,593	4,728,211
Valeant Pharmaceuticals International(a)(b)	139,780	4,678,437
ViroPharma Inc.(a)	369,415	3,649,820
VIVUS Inc.(a)(b)	349,828	2,956,047
XenoPort Inc.(a)	166,590	3,078,583

		131,429,003
MEDICAL - GENERIC DRUGS—11.93%
Impax Laboratories Inc.(a)	237,170	3,154,361
Mylan Inc.(a)(b)	336,616	6,136,510
Par Pharmaceutical Companies Inc.(a)	130,652	3,438,761
Perrigo Co.	127,683	5,653,803
Watson Pharmaceuticals Inc.(a)	143,793	5,517,337

		23,900,772
MEDICAL PRODUCTS—12.54%
Hospira Inc.(a)	141,950	7,188,348
Johnson & Johnson	285,260	17,931,444

		25,119,792

THERAPEUTICS—1.24%
Theravance Inc.(a)(b)	227,355	2,494,084

		2,494,084

TOTAL COMMON STOCKS
(Cost: $195,379,827)		200,170,176

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.06%

MONEY MARKET FUNDS—6.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	10,118,851	10,118,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	1,716,093	1,716,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	298,116	298,116

		12,133,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,133,060)		12,133,060

TOTAL INVESTMENTS IN SECURITIES—105.95%
(Cost: $207,512,887)		212,303,236
Other Assets, Less Liabilities—(5.95)%		(11,917,516)

NET ASSETS—100.00%		$200,385,720

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

REAL ESTATE MANAGEMENT/SERVICES—2.27%
CB Richard Ellis Group Inc. Class A(a)	2,317,327	$28,503,122
Jones Lang LaSalle Inc.	379,811	21,653,025

		50,156,147
REAL ESTATE OPERATING/DEVELOPMENT—6.98%
Brookfield Properties Corp.	2,400,219	28,730,621
Forest City Enterprises Inc. Class A(a)(b)	1,103,729	12,483,175
Forestar Group Inc.(a)	330,569	6,138,666
Plum Creek Timber Co. Inc.(b)	1,508,578	54,565,266
Rayonier Inc.	726,470	30,468,152
St. Joe Co. (The)(a)(b)	849,808	22,095,008

		154,480,888
REITs - APARTMENTS—12.90%
American Campus Communities Inc.	488,323	12,530,368
Apartment Investment and Management Co. Class A	1,082,716	16,630,518
AvalonBay Communities Inc.	754,563	57,807,071
BRE Properties Inc. Class A	503,501	16,147,277
Camden Property Trust	594,132	23,034,498
Equity Residential	2,537,460	81,325,593
Essex Property Trust Inc.	269,795	21,499,964
Home Properties Inc.	310,861	13,780,468
Mid-America Apartment Communities Inc.	267,109	12,532,754
Post Properties Inc.	449,165	8,017,595
UDR Inc.	1,415,983	22,032,695

		285,338,801
REITs - DIVERSIFIED—11.10%
Colonial Properties Trust	613,989	6,760,019
Digital Realty Trust Inc.(b)	649,132	31,158,336
Duke Realty Corp.	2,073,922	23,476,797
Entertainment Properties Trust	389,289	13,590,079
Lexington Realty Trust	898,363	5,345,260
Liberty Property Trust	1,034,543	31,450,107
Potlatch Corp.	366,002	11,236,261
Vornado Realty Trust	1,669,345	107,973,235
Washington Real Estate Investment Trust	553,404	14,493,651

		245,483,745
REITs - HEALTH CARE—12.31%
HCP Inc.	2,694,575	76,391,201
Health Care REIT Inc.	1,139,828	49,012,604
Healthcare Realty Trust Inc.	544,967	11,427,958
Nationwide Health Properties Inc.	1,039,899	34,275,071
Omega Healthcare Investors Inc.	828,365	15,498,709
Senior Housing Properties Trust	1,176,411	24,528,169
Ventas Inc.	1,448,245	61,115,939

		272,249,651

REITs - HOTELS—5.26%
DiamondRock Hospitality Co.(a)	1,215,339	9,892,859
Hospitality Properties Trust	1,131,600	25,030,992
Host Hotels & Resorts Inc.(a)	5,848,431	61,993,369
LaSalle Hotel Properties	587,338	11,834,861
Sunstone Hotel Investors Inc.(a)	881,135	7,568,950

		116,321,031
REITs - MANUFACTURED HOMES—0.61%
Equity Lifestyle Properties Inc.	281,387	13,596,620

		13,596,620
REITs - MORTGAGE—6.73%
Annaly Capital Management Inc.	5,122,113	89,022,324
Chimera Investment Corp.	5,823,441	22,827,889
Hatteras Financial Corp.	335,377	9,185,976
MFA Financial Inc.	2,526,752	18,596,895
Redwood Trust Inc.	646,080	9,238,944

		148,872,028
REITs - OFFICE PROPERTY—12.52%
Alexandria Real Estate Equities Inc.	401,866	24,003,456
BioMed Realty Trust Inc.	892,656	13,005,998
Boston Properties Inc.	1,284,127	83,301,318
Brandywine Realty Trust	1,191,350	13,378,860
Corporate Office Properties Trust	537,550	19,185,159
Douglas Emmett Inc.	1,050,185	14,524,059
Franklin Street Properties Corp.	659,859	8,287,829
Highwoods Properties Inc.	655,812	19,812,081
HRPT Properties Trust	2,088,673	13,931,449
Kilroy Realty Corp.	399,775	11,549,500
Mack-Cali Realty Corp.	725,834	23,676,705
SL Green Realty Corp.(b)	711,039	32,345,164

		277,001,578
REITs - OUTLET CENTERS—1.92%
National Retail Properties Inc.	763,444	15,421,569
Realty Income Corp.(b)	966,118	26,983,676

		42,405,245
REITs - REGIONAL MALLS—11.10%
CBL & Associates Properties Inc.(b)	1,277,296	12,772,960
Macerich Co. (The)	875,788	27,018,060
Simon Property Group Inc.	2,641,901	190,216,871
Taubman Centers Inc.(b)	487,474	15,433,427

		245,441,318
REITs - SHOPPING CENTERS—7.02%
Developers Diversified Realty Corp.	1,179,586	9,731,585
Federal Realty Investment Trust	563,697	36,290,813
Kimco Realty Corp.	3,722,613	46,979,376
Regency Centers Corp.	818,314	27,405,336
Tanger Factory Outlet Centers Inc.	368,878	14,128,027
Weingarten Realty Investors	1,108,221	20,690,486

		155,225,623
REITs - STORAGE—4.26%
Public Storage	1,191,154	94,315,574

		94,315,574
REITs - WAREHOUSE/INDUSTRIAL—4.81%
AMB Property Corp.	1,353,117	32,474,808
DCT Industrial Trust Inc.	1,921,242	9,510,148

EastGroup Properties Inc.	240,610	9,205,739
ProLogis	4,384,713	55,247,384

		106,438,079

TOTAL COMMON STOCKS
(Cost: $2,562,009,853)		2,207,326,328

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.50%

MONEY MARKET FUNDS—6.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	121,347,166	121,347,166
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	20,579,713	20,579,713
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	1,965,795	1,965,795

		143,892,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,892,674)		143,892,674

TOTAL INVESTMENTS IN SECURITIES—106.29%
(Cost: $2,705,902,527)		2,351,219,002
Other Assets, Less Liabilities—(6.29)%		(139,161,862)

NET ASSETS—100.00%		$2,212,057,140

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

COMMERCIAL BANKS - CENTRAL U.S.—10.94%
Associated Banc-Corp	82,096	$1,044,261
BOK Financial Corp.	11,093	525,919
Commerce Bancshares Inc.	33,379	1,321,141
Cullen/Frost Bankers Inc.	27,692	1,421,154
First Financial Bankshares Inc.	10,197	540,951
First Midwest Bancorp Inc.	32,354	426,102
FirstMerit Corp.	42,468	870,169
International Bancshares Corp.(a)	26,366	549,467
Marshall & Ilsley Corp.	249,088	1,721,198
MB Financial Inc.	24,032	487,369
Old National Bancorp	42,977	517,443
Park National Corp.	5,683	311,428
PrivateBancorp Inc.	35,325	480,420
Prosperity Bancshares Inc.	22,792	918,973
Sterling Bancshares Inc.	40,649	207,716
TCF Financial Corp.	59,616	872,778
UMB Financial Corp.	16,487	651,401
Wintrust Financial Corp.	11,743	407,952

		13,275,842
COMMERCIAL BANKS - EASTERN U.S.—5.65%
CapitalSource Inc.	128,981	617,819
F.N.B. Corp.	56,404	399,904
Fulton Financial Corp.	86,651	800,655
M&T Bank Corp.(a)	35,220	2,597,475
National Penn Bancshares Inc.	62,211	373,266
Susquehanna Bancshares Inc.	42,494	333,578
TrustCo Bank Corp. NY	37,389	224,334
Valley National Bancorp	69,971	962,101
Webster Financial Corp.	35,079	542,672

		6,851,804
COMMERCIAL BANKS - SOUTHERN U.S.—15.68%
BancorpSouth Inc.	38,504	880,972
BB&T Corp.	336,664	9,382,826
First Horizon National Corp.(b)	109,121	1,413,117
Hancock Holding Co.	15,608	638,992
Popular Inc.	315,800	678,970
Regions Financial Corp.	586,892	3,726,764
Synovus Financial Corp.	209,066	577,022
Trustmark Corp.	27,347	623,512
United Bankshares Inc.(a)	21,332	531,167
Whitney Holding Corp.	45,545	565,669

		19,019,011
COMMERCIAL BANKS - WESTERN U.S.—5.97%
Bank of Hawaii Corp.	23,552	1,071,145
Cathay General Bancorp(a)	26,219	251,178
City National Corp.	20,762	1,025,435

East West Bancorp Inc.	42,754	702,448
Glacier Bancorp Inc.	30,437	436,467
PacWest Bancorp	12,614	261,741
SVB Financial Group(b)	20,118	872,920
Umpqua Holdings Corp.	42,800	529,008
Westamerica Bancorporation	14,395	800,074
Zions Bancorporation(a)	68,272	1,295,120

		7,245,536
FIDUCIARY BANKS—5.34%
Northern Trust Corp.	119,225	6,023,247
Wilmington Trust Corp.	34,300	450,016

		6,473,263
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—0.78%
Capitol Federal Financial	10,517	343,065
TFS Financial Corp.	46,481	597,746

		940,811
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—9.70%
Astoria Financial Corp.	43,511	574,345
First Niagara Financial Group Inc.	90,442	1,241,769
Hudson City Bancorp Inc.	237,993	3,158,167
New York Community Bancorp Inc.	209,042	3,141,901
NewAlliance Bancshares Inc.	49,221	572,932
People’s United Financial Inc.	170,855	2,762,725
Provident Financial Services Inc.	28,001	319,211

		11,771,050
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.85%
Washington Federal Inc.	55,441	1,033,975

		1,033,975
SUPER-REGIONAL BANKS - U.S.—44.97%
Comerica Inc.	74,597	2,574,343
Fifth Third Bancorp	392,833	4,886,843
Huntington Bancshares Inc.	345,773	1,656,253
KeyCorp	433,931	3,115,625
PNC Financial Services Group Inc. (The)(c)	227,908	12,632,940
SunTrust Banks Inc.	246,394	5,994,766
U.S. Bancorp	944,403	23,685,627

		54,546,397

TOTAL COMMON STOCKS
(Cost: $166,990,593)		121,157,689

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.04%

MONEY MARKET FUNDS—3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	3,057,723	3,057,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	518,571	518,571
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	107,322	107,322

		3,683,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,683,616)	3,683,616

TOTAL INVESTMENTS IN SECURITIES—102.92%
(Cost: $170,674,209)	124,841,305
Other Assets, Less Liabilities—(2.92)%	(3,537,667)

NET ASSETS—100.00%	$121,303,638

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.92%

COMMERCIAL SERVICES—0.33%
Gartner Inc.(a)	47,194	$1,009,952
SAIC Inc.(a)	173,131	3,173,491

		4,183,443
COMPUTERS—31.01%
Apple Inc.(a)	621,092	119,324,195
Brocade Communications Systems Inc.(a)	264,623	1,817,960
CACI International Inc. Class A(a)	27,066	1,298,356
Cadence Design Systems Inc.(a)	142,741	829,325
Cognizant Technology Solutions Corp. Class A(a)	200,557	8,756,319
Computer Sciences Corp.(a)	118,718	6,090,233
Dell Inc.(a)	1,220,671	15,746,656
Diebold Inc.	65,349	1,736,323
DST Systems Inc.(a)	30,464	1,380,933
Electronics For Imaging Inc.(a)	44,828	519,557
EMC Corp.(a)	1,444,494	24,079,715
Hewlett-Packard Co.	1,288,108	60,631,244
Insight Enterprises Inc.(a)	8,976	103,314
International Business Machines Corp.	928,744	113,668,978
Lexmark International Inc. Class A(a)	52,769	1,360,913
Mentor Graphics Corp.(a)	58,042	465,497
MICROS Systems Inc.(a)	61,164	1,748,067
NCR Corp.(a)	121,446	1,453,709
NetApp Inc.(a)	237,805	6,927,260
Palm Inc.(a)(b)	105,577	1,096,945
Riverbed Technology Inc.(a)	33,766	757,034
SanDisk Corp.(a)	158,003	4,016,436
Seagate Technology	347,458	5,812,972
SRA International Inc. Class A(a)	22,703	390,946
STEC Inc.(a)(b)	29,143	408,585
Synaptics Inc.(a)(b)	19,156	484,838
Synopsys Inc.(a)	102,671	2,183,812
Teradata Corp.(a)	128,417	3,591,823
Unisys Corp.(a)	18,239	526,925
Western Digital Corp.(a)	166,572	6,328,070

		393,536,940
DISTRIBUTION & WHOLESALE—0.37%
Brightpoint Inc.(a)	35,760	208,838
Ingram Micro Inc. Class A(a)	135,273	2,286,114
Tech Data Corp.(a)	52,826	2,152,659

		4,647,611
ELECTRONICS—0.06%
Cymer Inc.(a)	26,619	835,038

		835,038

INTERNET—11.09%
Akamai Technologies Inc.(a)	113,444	2,802,067
AOL Inc.(a)	74,832	1,793,723
Ariba Inc.(a)	50,360	634,032
Check Point Software Technologies Ltd.(a)	141,819	4,535,372
Digital River Inc.(a)	25,973	652,701
EarthLink Inc.	88,291	716,040
Equinix Inc.(a)(b)	23,167	2,229,360
F5 Networks Inc.(a)	62,926	3,110,432
Google Inc. Class A(a)	168,185	89,040,503
IAC/InterActiveCorp(a)	51,851	1,041,168
j2 Global Communications Inc.(a)	41,558	853,601
McAfee Inc.(a)	114,979	4,334,708
Rackspace Hosting Inc.(a)	41,760	760,867
Symantec Corp.(a)	573,834	9,726,486
TIBCO Software Inc.(a)	125,670	1,126,003
United Online Inc.	50,402	318,541
VeriSign Inc.(a)	141,868	3,250,196
Websense Inc.(a)	15,884	294,331
Yahoo! Inc.(a)	903,633	13,563,531

		140,783,662
MACHINERY—0.05%
Intermec Inc.(a)	47,799	634,293

		634,293
OFFICE & BUSINESS EQUIPMENT—0.72%
Pitney Bowes Inc.	159,020	3,326,698
Xerox Corp.	662,076	5,773,303

		9,100,001
SEMICONDUCTORS—15.84%
Advanced Micro Devices Inc.(a)	398,976	2,976,361
Altera Corp.	221,148	4,714,875
Amkor Technology Inc.(a)	61,329	348,962
Analog Devices Inc.	232,533	6,269,090
Applied Materials Inc.	1,036,187	12,620,758
Applied Micro Circuits Corp.(a)	46,462	340,567
Atmel Corp.(a)	363,397	1,686,162
ATMI Inc.(a)	15,445	259,167
Broadcom Corp. Class A(a)	317,858	8,493,166
Cabot Microelectronics Corp.(a)	18,277	642,437
Cree Inc.(a)	74,073	4,141,421
Cypress Semiconductor Corp.(a)	101,868	1,023,773
Emulex Corp.(a)	59,940	673,726
Fairchild Semiconductor International Inc.(a)	59,388	533,304
FormFactor Inc.(a)	39,117	605,140
Integrated Device Technology Inc.(a)	103,213	585,218
Intel Corp.	3,260,142	63,246,755
International Rectifier Corp.(a)	59,137	1,066,831
Intersil Corp. Class A	86,091	1,159,646
KLA-Tencor Corp.	134,744	3,799,781
Lam Research Corp.(a)	90,391	2,983,807
Linear Technology Corp.	157,296	4,105,426
LSI Corp.(a)	449,323	2,242,122
Marvell Technology Group Ltd.(a)(b)	338,778	5,904,901
Maxim Integrated Products Inc.	258,364	4,516,203
MEMC Electronic Materials Inc.(a)	154,564	1,944,415
Microchip Technology Inc.	167,602	4,325,808
Micron Technology Inc.(a)	583,204	5,085,539
Microsemi Corp.(a)	53,626	801,172
National Semiconductor Corp.	169,629	2,249,281
Novellus Systems Inc.(a)	74,617	1,559,495
NVIDIA Corp.(a)	391,087	6,018,829
OmniVision Technologies Inc.(a)	32,911	424,552

ON Semiconductor Corp.(a)	279,556	2,015,599
PMC-Sierra Inc.(a)	147,483	1,172,490
QLogic Corp.(a)	111,178	1,911,150
Rambus Inc.(a)(b)	71,330	1,564,980
Rovi Corp.(a)	56,078	1,618,972
Semtech Corp.(a)	52,941	793,056
Silicon Laboratories Inc.(a)(b)	36,053	1,522,879
Skyworks Solutions Inc.(a)	110,242	1,398,971
Teradyne Inc.(a)	108,232	1,010,887
Tessera Technologies Inc.(a)	33,218	570,353
Texas Instruments Inc.	975,999	21,959,977
TriQuint Semiconductor Inc.(a)	98,362	590,172
Varian Semiconductor Equipment Associates Inc.(a)	58,413	1,713,253
Xilinx Inc.	226,175	5,333,206
Zoran Corp.(a)	42,751	468,978

		200,993,613
SOFTWARE—23.12%
ACI Worldwide Inc.(a)	16,318	261,251
Adobe Systems Inc.(a)	377,546	12,194,736
Advent Software Inc.(a)	12,869	485,805
Allscripts-Misys Healthcare Solutions Inc.(a)	53,581	881,943
ANSYS Inc.(a)	62,901	2,633,036
athenahealth Inc.(a)	13,712	539,430
Autodesk Inc.(a)	160,802	3,825,480
Blackboard Inc.(a)	6,025	237,445
BMC Software Inc.(a)	142,886	5,521,115
CA Inc.	301,547	6,646,096
Cerner Corp.(a)	59,155	4,475,076
Citrix Systems Inc.(a)	135,103	5,613,530
Compuware Corp.(a)	166,768	1,265,769
Concur Technologies Inc.(a)	30,425	1,206,351
CSG Systems International Inc.(a)	30,743	596,722
Fair Isaac Corp.	34,721	761,432
Informatica Corp.(a)	60,372	1,430,213
Intuit Inc.(a)	226,104	6,694,939
JDA Software Group Inc.(a)	20,938	548,785
Microsoft Corp.	5,521,936	155,608,156
Novell Inc.(a)	204,976	916,243
Nuance Communications Inc.(a)	130,862	1,965,547
Oracle Corp.	2,639,275	60,861,681
Parametric Technology Corp.(a)	83,288	1,379,249
Progress Software Corp.(a)	24,725	695,514
Quality Systems Inc.	6,646	342,535
Quest Software Inc.(a)	48,275	831,295
Red Hat Inc.(a)	128,956	3,510,182
Salesforce.com Inc.(a)	73,046	4,642,073
Solera Holdings Inc.	59,222	1,960,840
Sybase Inc.(a)	64,842	2,637,124
VeriFone Holdings Inc.(a)	54,459	968,826
VMware Inc. Class A(a)	30,062	1,365,115

		293,503,534
TELECOMMUNICATIONS—17.33%
ADC Telecommunications Inc.(a)	30,017	159,390
ADTRAN Inc.	43,639	925,147
Amdocs Ltd.(a)	131,865	3,770,020
American Tower Corp. Class A(a)	300,770	12,767,687
ARRIS Group Inc.(a)	86,431	867,767
Atheros Communications Inc.(a)	40,151	1,287,643
Ciena Corp.(a)(b)	47,298	603,049
Cisco Systems Inc.(a)	4,063,315	91,302,688
Comtech Telecommunications Corp.(a)	19,605	693,233

Corning Inc.	1,090,215	19,711,087
Crown Castle International Corp.(a)	177,203	6,545,879
EchoStar Corp. Class A(a)	27,558	529,114
Harmonic Inc.(a)	63,908	387,922
Harris Corp.	100,774	4,325,220
InterDigital Inc.(a)	30,953	767,325
JDS Uniphase Corp.(a)	117,436	923,047
Juniper Networks Inc.(a)	377,131	9,364,163
Motorola Inc.(a)	1,451,433	8,926,313
Plantronics Inc.	32,940	870,275
Polycom Inc.(a)	60,062	1,347,191
QUALCOMM Inc.	1,156,953	45,340,988
RF Micro Devices Inc.(a)	147,132	566,458
SAVVIS Inc.(a)	19,222	302,554
SBA Communications Corp. Class A(a)	78,553	2,599,319
Sonus Networks Inc.(a)	172,049	363,023
Sycamore Networks Inc.	12,930	250,713
Syniverse Holdings Inc.(a)	5,884	98,910
Tekelec(a)	41,940	628,261
Tellabs Inc.(a)	264,554	1,701,082
3Com Corp.(a)	272,091	2,027,078

		219,952,546

TOTAL COMMON STOCKS
(Cost: $1,382,130,444)		1,268,170,681

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.95%

MONEY MARKET FUNDS—0.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,319,682	5,319,682
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	902,184	902,184
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	5,870,895	5,870,895

		12,092,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,092,761)		12,092,761

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $1,394,223,205)		1,280,263,442
Other Assets, Less Liabilities—(0.87)%		(11,067,791)

NET ASSETS—100.00%		$1,269,195,651

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.94%

HOLDING COMPANIES - DIVERSIFIED—4.27%
Leucadia National Corp.(a)	1,133,645	$25,314,293

		25,314,293
INTERNET—2.22%
AboveNet Inc.(a)	223,953	13,132,604

		13,132,604
TELECOMMUNICATIONS—93.45%
Alaska Communications Systems Group Inc.	781,026	6,365,362
AT&T Inc.	4,133,440	104,824,038
Atlantic Tele-Network Inc.	151,199	7,322,568
Cbeyond Inc.(a)(b)	454,744	5,666,110
CenturyTel Inc.	1,116,162	37,960,670
Cincinnati Bell Inc.(a)	2,833,156	8,244,484
Consolidated Communications Holdings Inc.	420,965	7,211,130
Frontier Communications Corp.	2,388,020	18,172,832
General Communication Inc. Class A(a)	834,422	4,948,122
Global Crossing Ltd.(a)(b)	546,915	7,640,403
Iowa Telecommunications Services Inc.	488,236	7,987,541
Leap Wireless International Inc.(a)(b)	724,595	9,557,408
Level 3 Communications Inc.(a)	12,587,946	17,497,245
MetroPCS Communications Inc.(a)	2,188,465	12,321,058
NII Holdings Inc.(a)	878,342	28,756,917
NTELOS Holdings Corp.	451,539	7,337,509
PAETEC Holding Corp.(a)	1,997,611	6,332,427
Qwest Communications International Inc.	7,108,393	29,926,335
RCN Corp.(a)	667,957	6,552,658
Shenandoah Telecommunications Co.	383,441	6,595,185
Sprint Nextel Corp.(a)	10,457,326	34,300,029
SureWest Communications(a)	410,661	3,675,416
Telephone and Data Systems Inc.	663,293	20,926,894
tw telecom inc.(a)	1,040,088	16,027,756
United States Cellular Corp.(a)	220,325	8,057,285
USA Mobility Inc.	491,078	5,102,300
Verizon Communications Inc.	2,578,844	75,869,591
Virgin Media Inc.	1,629,008	23,115,624
Windstream Corp.	2,475,804	25,525,539

		553,820,436

TOTAL COMMON STOCKS
(Cost: $722,221,940)		592,267,333

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.52%

MONEY MARKET FUNDS—1.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	1,182,590	1,182,590
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	6,973,078	6,973,078
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	881,516	881,516

		9,037,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,037,184)		9,037,184

TOTAL INVESTMENTS IN SECURITIES—101.46%
(Cost: $731,259,124)		601,304,517
Other Assets, Less Liabilities—(1.46)%		(8,676,020)

NET ASSETS—100.00%		$592,628,497

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.14%
Interpublic Group of Companies Inc. (The)(a)	25,824	$166,823
Lamar Advertising Co. Class A(a)	3,063	87,602
Omnicom Group Inc.	16,401	578,955

		833,380
AEROSPACE & DEFENSE—1.97%
AAR Corp.(a)	1,956	45,321
Alliant Techsystems Inc.(a)	1,702	134,407
BE Aerospace Inc.(a)	5,030	112,823
Boeing Co. (The)	34,439	2,087,003
Curtiss-Wright Corp.	2,381	72,763
Esterline Technologies Corp.(a)	1,541	58,188
General Dynamics Corp.	16,941	1,132,506
Goodrich Corp.	6,520	403,653
Kaman Corp.	1,440	35,842
L-3 Communications Holdings Inc.	6,136	511,374
Lockheed Martin Corp.	16,105	1,200,145
Moog Inc. Class A(a)	2,149	64,857
Northrop Grumman Corp.	15,353	868,980
Orbital Sciences Corp.(a)	3,023	47,794
Raytheon Co.	20,155	1,056,727
Rockwell Collins Inc.	8,317	442,381
Spirit AeroSystems Holdings Inc. Class A(a)	5,624	120,635
Teledyne Technologies Inc.(a)	1,929	71,875
TransDigm Group Inc.	1,958	94,513
United Technologies Corp.	45,511	3,071,082

		11,632,869
AGRICULTURE—1.92%
Altria Group Inc.	108,411	2,153,042
Archer-Daniels-Midland Co.	30,923	926,762
Bunge Ltd.	6,450	379,195
Lorillard Inc.	8,490	642,693
Monsanto Co.	28,479	2,160,987
Philip Morris International Inc.	100,308	4,565,017
Reynolds American Inc.	8,867	471,724
Universal Corp.	1,315	59,688

		11,359,108
AIRLINES—0.25%
Alaska Air Group Inc.(a)	1,848	57,916
AMR Corp.(a)	17,740	122,761
Continental Airlines Inc. Class B(a)	7,280	133,879
Delta Air Lines Inc.(a)	40,802	499,008
JetBlue Airways Corp.(a)	13,145	64,936
SkyWest Inc.	3,016	44,124
Southwest Airlines Co.	39,058	442,527
UAL Corp.(a)	8,943	109,373

		1,474,524

APPAREL—0.49%
Carter’s Inc.(a)	2,989	77,296
Coach Inc.	16,748	584,170
Deckers Outdoor Corp.(a)	678	66,559
Guess? Inc.	3,052	121,195
Gymboree Corp.(a)	1,575	61,441
Hanesbrands Inc.(a)	4,860	111,634
Iconix Brand Group Inc.(a)	3,658	46,164
Jones Apparel Group Inc.	4,388	63,363
Nike Inc. Class B	14,220	906,525
Phillips-Van Heusen Corp.	2,698	106,004
Polo Ralph Lauren Corp.	3,008	246,656
Timberland Co. Class A(a)	2,275	39,130
VF Corp.	4,580	329,897
Warnaco Group Inc. (The)(a)	2,403	93,044
Wolverine World Wide Inc.	2,561	67,738

		2,920,816
AUTO MANUFACTURERS—0.46%
Ford Motor Co.(a)	165,614	1,795,256
Navistar International Corp.(a)	2,738	101,279
Oshkosh Corp.	4,606	166,138
PACCAR Inc.	18,163	654,413

		2,717,086
AUTO PARTS & EQUIPMENT—0.27%
BorgWarner Inc.(a)	6,073	213,102
Cooper Tire & Rubber Co.	3,251	55,365
Goodyear Tire & Rubber Co. (The)(a)	12,598	168,057
Johnson Controls Inc.	35,279	981,815
TRW Automotive Holdings Corp.(a)	3,596	82,816
WABCO Holdings Inc.	3,368	87,063

		1,588,218
BANKS—4.93%
Associated Banc-Corp	8,755	111,364
BancorpSouth Inc.	4,156	95,089
Bank of America Corp.	455,491	6,914,353
Bank of Hawaii Corp.	2,516	114,428
Bank of New York Mellon Corp. (The)	62,915	1,830,197
BB&T Corp.	35,879	999,948
BOK Financial Corp.	1,244	58,978
CapitalSource Inc.	14,207	68,052
Cathay General Bancorp(b)	2,992	28,663
City National Corp.	2,174	107,374
Comerica Inc.	7,916	273,181
Commerce Bancshares Inc.	3,611	142,923
Cullen/Frost Bankers Inc.	2,926	150,162
Discover Financial Services	28,454	389,251
East West Bancorp Inc.	4,432	72,818
F.N.B. Corp.	5,852	41,491
Fifth Third Bancorp	41,886	521,062
First Financial Bankshares Inc.	1,077	57,135
First Horizon National Corp.(a)	11,750	152,162
First Midwest Bancorp Inc.	3,452	45,463
FirstMerit Corp.	4,642	95,115
Fulton Financial Corp.	9,358	86,468
Glacier Bancorp Inc.	3,394	48,670
Hancock Holding Co.	1,622	66,405
Huntington Bancshares Inc.	36,741	175,989
IBERIABANK Corp.	1,049	56,059

International Bancshares Corp.(b)	2,878	59,978
KeyCorp	46,237	331,982
M&T Bank Corp.	3,787	279,291
Marshall & Ilsley Corp.	26,655	184,186
MB Financial Inc.	2,506	50,822
National Penn Bancshares Inc.	6,487	38,922
Northern Trust Corp.	12,711	642,160
Old National Bancorp	4,450	53,578
PacWest Bancorp	1,378	28,593
Park National Corp.	602	32,990
PNC Financial Services Group Inc. (The)(c)	24,288	1,346,284
Popular Inc.	33,801	72,672
PrivateBancorp Inc.	3,881	52,782
Prosperity Bancshares Inc.	2,411	97,212
Regions Financial Corp.	62,553	397,212
State Street Corp.	26,031	1,116,209
Sterling Bancshares Inc.	4,437	22,673
SunTrust Banks Inc.	26,266	639,052
Susquehanna Bancshares Inc.	4,690	36,816
SVB Financial Group(a)	2,150	93,288
Synovus Financial Corp.	22,239	61,380
TCF Financial Corp.	6,397	93,652
TrustCo Bank Corp. NY	3,952	23,712
Trustmark Corp.	2,901	66,143
U.S. Bancorp	100,615	2,523,424
UMB Financial Corp.	1,768	69,854
Umpqua Holdings Corp.	4,756	58,784
United Bankshares Inc.(b)	2,350	58,515
Valley National Bancorp	7,437	102,259
Webster Financial Corp.	3,667	56,728
Wells Fargo & Co.	257,994	7,334,769
Westamerica Bancorporation	1,489	82,759
Whitney Holding Corp.	4,880	60,610
Wilmington Trust Corp.	3,556	46,655
Wintrust Financial Corp.	1,332	46,274
Zions Bancorporation(b)	7,249	137,514

		29,102,534
BEVERAGES—2.23%
Brown-Forman Corp. Class A	946	50,507
Brown-Forman Corp. Class B NVS	4,856	249,210
Coca-Cola Co. (The)	112,095	6,081,154
Coca-Cola Enterprises Inc.	16,734	337,859
Constellation Brands Inc. Class A(a)	10,464	168,261
Dr Pepper Snapple Group Inc.	12,307	340,412
Green Mountain Coffee Roasters Inc.(a)	2,025	171,760
Hansen Natural Corp.(a)	3,738	143,726
Molson Coors Brewing Co. Class B NVS	8,319	349,398
Pepsi Bottling Group Inc.	7,617	283,352
PepsiAmericas Inc.	3,281	95,313
PepsiCo Inc.	82,445	4,915,371

		13,186,323
BIOTECHNOLOGY—1.46%
Acorda Therapeutics Inc.(a)	2,026	56,687
Alexion Pharmaceuticals Inc.(a)	4,615	213,998
Amgen Inc.(a)	53,278	3,115,697
Biogen Idec Inc.(a)	15,194	816,526
Bio-Rad Laboratories Inc. Class A(a)	1,012	94,298
Celera Corp.(a)	4,411	29,686
Celgene Corp.(a)	24,230	1,375,779
Charles River Laboratories International Inc.(a)	3,541	128,680
Genzyme Corp.(a)	14,013	760,345

Human Genome Sciences Inc.(a)	9,539	252,497
Illumina Inc.(a)	6,525	239,402
Incyte Corp.(a)	5,919	63,215
Life Technologies Corp.(a)	9,441	469,312
Martek Biosciences Corp.(a)	1,807	38,923
Millipore Corp.(a)	2,943	202,979
Myriad Genetics Inc.(a)	5,024	118,064
Nektar Therapeutics(a)	5,161	58,939
PDL BioPharma Inc.	6,554	41,946
Regeneron Pharmaceuticals Inc.(a)	3,265	87,045
Savient Pharmaceuticals Inc.(a)	3,267	41,916
Vertex Pharmaceuticals Inc.(a)	10,168	390,451

		8,596,385
BUILDING MATERIALS—0.15%
Eagle Materials Inc.	2,221	50,661
Lennox International Inc.	2,695	103,003
Martin Marietta Materials Inc.(b)	2,314	183,223
Masco Corp.	18,931	256,704
Owens Corning(a)	5,267	135,520
Quanex Building Products Corp.	2,139	34,395
Simpson Manufacturing Co. Inc.	1,964	48,432
Texas Industries Inc.	1,211	41,101
USG Corp.(a)(b)	3,490	41,915

		894,954
CHEMICALS—1.74%
A. Schulman Inc.	1,171	26,371
Air Products and Chemicals Inc.	10,392	789,376
Airgas Inc.	3,642	153,911
Albemarle Corp.	4,778	170,670
Ashland Inc.	3,457	139,697
Cabot Corp.	2,575	66,383
Celanese Corp. Series A	7,537	219,327
CF Industries Holdings Inc.	2,992	277,837
Cytec Industries Inc.	2,503	93,387
Dow Chemical Co. (The)	60,177	1,630,195
E.I. du Pont de Nemours and Co.	44,588	1,454,015
Eastman Chemical Co.	3,560	201,247
Ecolab Inc.	12,448	546,467
FMC Corp.	3,826	194,896
H.B. Fuller Co.	2,521	50,470
Huntsman Corp.	8,573	104,505
International Flavors & Fragrances Inc.	4,077	162,142
Intrepid Potash Inc.(a)(b)	2,272	55,641
Lubrizol Corp.	3,531	260,199
Minerals Technologies Inc.	1,038	49,616
Mosaic Co. (The)	7,875	421,391
NewMarket Corp.	573	51,696
Olin Corp.	3,511	57,931
OM Group Inc.(a)	1,584	51,670
PPG Industries Inc.	8,699	510,457
Praxair Inc.	16,231	1,222,519
Rockwood Holdings Inc.(a)	2,712	59,420
RPM International Inc.	6,704	125,365
Sensient Technologies Corp.	2,629	68,223
Sherwin-Williams Co. (The)	5,042	319,411
Sigma-Aldrich Corp.	5,558	265,950
Solutia Inc.(a)	6,591	90,626
Terra Industries Inc.	5,300	167,480
Valspar Corp. (The)	4,872	129,011
W.R. Grace & Co.(a)	3,084	73,646

		10,261,148

COAL—0.33%
Alpha Natural Resources Inc.(a)	8,216	333,652
Arch Coal Inc.	8,654	182,340
CONSOL Energy Inc.	9,192	428,439
Massey Energy Co.	4,478	172,493
Patriot Coal Corp.(a)	4,101	63,524
Peabody Energy Corp.	14,042	591,449
Walter Energy Inc.	2,789	181,062

		1,952,959
COMMERCIAL SERVICES—2.07%
Aaron’s Inc.	2,382	66,363
ABM Industries Inc.	2,177	42,277
Accenture PLC Class A(b)	30,206	1,238,144
Administaff Inc.	1,252	28,596
Alliance Data Systems Corp.(a)	2,758	163,991
Apollo Group Inc. Class A(a)	6,725	407,468
Arbitron Inc.	1,485	37,585
Avis Budget Group Inc.(a)	5,343	57,811
Brink’s Home Security Holdings Inc.(a)	2,433	99,753
Career Education Corp.(a)	3,119	67,838
Chemed Corp.	1,148	53,382
Convergys Corp.(a)	6,266	67,046
Corinthian Colleges Inc.(a)(b)	4,207	58,898
Corporate Executive Board Co. (The)	1,788	41,374
Corrections Corp. of America(a)	6,138	114,842
Deluxe Corp.	2,674	49,763
DeVry Inc.	3,289	200,826
Emergency Medical Services Corp. Class A(a)	1,051	55,188
Equifax Inc.	6,728	215,296
Euronet Worldwide Inc.(a)	2,462	50,274
FTI Consulting Inc.(a)	2,718	112,661
Gartner Inc.(a)	3,469	74,237
H&R Block Inc.	17,843	383,981
Hertz Global Holdings Inc.(a)	9,548	98,917
Hewitt Associates Inc. Class A(a)	4,584	180,976
Hillenbrand Inc.	3,192	58,573
HMS Holdings Corp.(a)	1,317	59,384
Interactive Data Corp.	1,874	53,653
Iron Mountain Inc.(a)	9,820	224,485
ITT Educational Services Inc.(a)(b)	1,927	186,668
Lender Processing Services Inc.	4,956	192,095
Live Nation Inc.(a)	7,734	88,709
Manpower Inc.	4,078	211,200
MasterCard Inc. Class A	5,064	1,265,494
McKesson Corp.	14,142	831,832
Monster Worldwide Inc.(a)	6,736	105,014
Moody’s Corp.	9,984	275,459
Morningstar Inc.(a)	1,186	56,050
Navigant Consulting Inc.(a)	2,604	35,310
PAREXEL International Corp.(a)	3,070	59,374
Pharmaceutical Product Development Inc.	5,872	137,170
PHH Corp.(a)	2,731	47,629
Quanta Services Inc.(a)	10,405	189,579
R.R. Donnelley & Sons Co.	10,827	214,591
Rent-A-Center Inc.(a)	3,431	68,620
Resources Connection Inc.(a)	2,393	42,739
Robert Half International Inc.	7,979	214,795
Rollins Inc.	2,681	52,762
SAIC Inc.(a)	9,929	181,999
Service Corp. International	12,924	99,127
Sotheby’s	3,503	81,410

Strayer Education Inc.	729	151,472
TeleTech Holdings Inc.(a)	1,650	31,416
Towers Watson & Co. Class A	2,240	97,731
TrueBlue Inc.(a)	2,444	35,462
United Rentals Inc.(a)	3,405	27,274
Visa Inc. Class A	24,218	1,986,603
VistaPrint NV(a)(b)	2,138	119,749
Weight Watchers International Inc.	1,794	51,775
Western Union Co.	36,311	673,206
Wright Express Corp.(a)	2,028	59,542

		12,235,438
COMPUTERS—5.32%
Affiliated Computer Services Inc. Class A(a)	4,801	295,358
Apple Inc.(a)	46,801	8,991,408
Brocade Communications Systems Inc.(a)	21,996	151,113
CACI International Inc. Class A(a)	1,605	76,992
Cadence Design Systems Inc.(a)	14,208	82,548
Cognizant Technology Solutions Corp. Class A(a)	15,379	671,447
Computer Sciences Corp.(a)	7,929	406,758
Dell Inc.(a)	90,835	1,171,771
Diebold Inc.	3,389	90,046
DST Systems Inc.(a)	2,037	92,337
Electronics For Imaging Inc.(a)	2,665	30,887
EMC Corp.(a)	105,941	1,766,036
FactSet Research Systems Inc.	2,275	143,325
Hewlett-Packard Co.	124,839	5,876,172
IHS Inc. Class A(a)	2,463	126,697
Insight Enterprises Inc.(a)	2,222	25,575
International Business Machines Corp.	69,570	8,514,672
Jack Henry & Associates Inc.	4,322	94,911
Lexmark International Inc. Class A(a)	4,066	104,862
Mentor Graphics Corp.(a)	5,164	41,415
MICROS Systems Inc.(a)	4,186	119,636
NCR Corp.(a)	8,258	98,848
NetApp Inc.(a)	17,654	514,261
Palm Inc.(a)(b)	8,073	83,878
Riverbed Technology Inc.(a)	2,957	66,296
SanDisk Corp.(a)	11,910	302,752
Seagate Technology	26,317	440,283
SRA International Inc. Class A(a)	2,352	40,501
STEC Inc.(a)(b)	1,823	25,558
Synaptics Inc.(a)(b)	1,815	45,938
Synopsys Inc.(a)	7,599	161,631
Teradata Corp.(a)	8,997	251,646
Unisys Corp.(a)	2,015	58,213
Western Digital Corp.(a)	11,854	450,333

		31,414,104
COSMETICS & PERSONAL CARE—2.17%
Alberto-Culver Co.	4,682	132,922
Avon Products Inc.	22,521	678,783
Chattem Inc.(a)(b)	981	91,684
Colgate-Palmolive Co.	26,292	2,104,149
Estee Lauder Companies Inc. (The) Class A	6,251	328,303
Procter & Gamble Co. (The)	154,303	9,497,350

		12,833,191
DISTRIBUTION & WHOLESALE—0.31%
Brightpoint Inc.(a)	3,421	19,979
Central European Distribution Corp.(a)	3,303	105,861
Fastenal Co.	7,301	302,845
Genuine Parts Co.	8,457	318,660

Ingram Micro Inc. Class A(a)	8,621	145,695
LKQ Corp.(a)	7,455	139,781
Owens & Minor Inc.	2,242	89,882
Pool Corp.	2,627	48,232
Tech Data Corp.(a)	2,645	107,784
United Stationers Inc.(a)	1,289	70,328
W.W. Grainger Inc.	3,278	325,440
Watsco Inc.	1,432	68,679
WESCO International Inc.(a)	2,153	59,681

		1,802,847
DIVERSIFIED FINANCIAL SERVICES—4.71%
Affiliated Managers Group Inc.(a)	2,172	131,558
American Express Co.	55,393	2,086,100
AmeriCredit Corp.(a)	3,542	74,276
Ameriprise Financial Inc.	13,379	511,613
BlackRock Inc.(c)	2,222	475,108
Capital One Financial Corp.	23,568	868,716
Charles Schwab Corp. (The)	49,567	906,580
Citigroup Inc.(a)	1,083,466	3,597,107
CME Group Inc.	3,527	1,011,614
E*TRADE Financial Corp.(a)	98,593	149,861
Eaton Vance Corp.	6,192	178,392
Federated Investors Inc. Class B	5,452	138,372
Franklin Resources Inc.	8,189	810,957
GLG Partners Inc.(a)	9,027	26,449
Goldman Sachs Group Inc. (The)	22,681	3,373,118
Greenhill & Co. Inc.	1,373	106,819
IntercontinentalExchange Inc.(a)	3,808	363,588
Invesco Ltd.	22,688	437,878
Investment Technology Group Inc.(a)	2,420	49,610
Janus Capital Group Inc.	9,466	115,580
Jefferies Group Inc.(a)(b)	5,836	149,051
JPMorgan Chase & Co.	207,043	8,062,254
KBW Inc.(a)	1,888	50,145
Knight Capital Group Inc. Class A(a)	4,923	76,996
Legg Mason Inc.	8,467	218,279
MF Global Holdings Ltd.(a)	5,276	34,558
Morgan Stanley	65,226	1,746,752
NASDAQ OMX Group Inc. (The)(a)	8,713	156,747
NYSE Euronext Inc.	13,649	319,523
optionsXpress Holdings Inc.	2,272	32,603
Piper Jaffray Companies(a)	990	48,094
Raymond James Financial Inc.	5,247	132,802
SLM Corp.(a)	24,803	261,176
Stifel Financial Corp.(a)	1,576	82,425
T. Rowe Price Group Inc.	13,474	668,580
TD AMERITRADE Holding Corp.(a)	12,398	220,188
Waddell & Reed Financial Inc. Class A	4,470	140,045

		27,813,514
ELECTRIC—3.29%
AES Corp. (The)(a)	35,228	444,930
Allegheny Energy Inc.	8,888	186,204
ALLETE Inc.	1,488	46,574
Alliant Energy Corp.	5,875	183,300
Ameren Corp.	11,216	286,569
American Electric Power Co. Inc.	25,101	869,750
Avista Corp.	2,786	56,779
Black Hills Corp.	1,949	50,635
Calpine Corp.(a)	18,449	202,017
CenterPoint Energy Inc.	19,309	269,361
Cleco Corp.	3,151	81,674

CMS Energy Corp.	11,800	179,006
Consolidated Edison Inc.	14,720	643,853
Constellation Energy Group Inc.	9,511	307,015
Dominion Resources Inc.	31,433	1,177,480
DPL Inc.	6,377	171,159
DTE Energy Co.	8,655	363,856
Duke Energy Corp.	67,754	1,119,974
Dynegy Inc. Class A(a)	26,824	43,455
Edison International	15,757	525,023
El Paso Electric Co.(a)	2,369	45,603
Entergy Corp.	9,924	757,300
Exelon Corp.	34,738	1,584,748
FirstEnergy Corp.	16,078	701,322
FPL Group Inc.	19,993	974,859
Great Plains Energy Inc.	7,154	127,770
Hawaiian Electric Industries Inc.	4,719	93,342
IDACORP Inc.	2,559	80,225
Integrys Energy Group Inc.	4,061	169,953
ITC Holdings Corp.	2,698	144,937
MDU Resources Group Inc.	9,100	200,382
Mirant Corp.(a)	7,718	108,592
Northeast Utilities	9,241	233,982
NorthWestern Corp.	1,985	48,533
NRG Energy Inc.(a)	13,042	314,443
NSTAR	5,575	191,445
NV Energy Inc.	12,160	140,083
OGE Energy Corp.	5,124	185,591
Pepco Holdings Inc.	11,465	188,255
PG&E Corp.	19,514	824,271
Pinnacle West Capital Corp.	5,364	192,138
PNM Resources Inc.	4,217	49,044
Portland General Electric Co.	4,005	78,097
PPL Corp.	19,631	578,918
Progress Energy Inc.	14,691	572,508
Public Service Enterprise Group Inc.	26,767	818,803
RRI Energy Inc.(a)	18,327	90,719
SCANA Corp.	5,805	206,716
Southern Co.	41,903	1,340,896
TECO Energy Inc.	10,530	163,952
UniSource Energy Corp.	1,817	55,855
Westar Energy Inc.	5,752	122,690
Wisconsin Energy Corp.	6,194	303,134
Xcel Energy Inc.	23,990	498,512

		19,396,232
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
American Superconductor Corp.(a)	2,135	81,173
AMETEK Inc.	5,517	201,039
Belden Inc.	2,518	57,486
Emerson Electric Co.	39,740	1,650,800
Energizer Holdings Inc.(a)	3,687	204,628
Energy Conversion Devices Inc.(a)	2,331	21,235
EnerSys Inc.(a)	2,232	43,502
General Cable Corp.(a)	2,798	81,422
GrafTech International Ltd.(a)	6,155	77,307
Hubbell Inc. Class B	2,723	117,252
Littelfuse Inc.(a)	1,090	32,765
Molex Inc.	3,403	68,604
Molex Inc. Class A NVS	3,607	63,591
SunPower Corp. Class A(a)	2,817	57,439
SunPower Corp. Class B(a)	2,202	40,891

		2,799,134

ELECTRONICS—0.95%
Agilent Technologies Inc.(a)	18,161	509,053
Amphenol Corp. Class A	8,995	358,361
Arrow Electronics Inc.(a)	6,376	167,498
Avnet Inc.(a)	8,006	211,679
AVX Corp.	2,814	33,430
Benchmark Electronics Inc.(a)	3,537	64,444
Brady Corp. Class A	2,601	73,504
Checkpoint Systems Inc.(a)	2,064	33,107
Cymer Inc.(a)	1,553	48,718
Dionex Corp.(a)	961	67,126
Dolby Laboratories Inc. Class A(a)	2,801	140,974
Flextronics International Ltd.(a)	42,566	269,868
FLIR Systems Inc.(a)	7,839	231,878
Garmin Ltd.	6,209	200,613
Gentex Corp.	7,166	137,372
Itron Inc.(a)	2,113	130,034
Jabil Circuit Inc.	10,339	149,709
Mettler-Toledo International Inc.(a)	1,756	171,157
National Instruments Corp.	3,262	95,870
PerkinElmer Inc.	6,163	124,123
Plexus Corp.(a)	2,130	72,441
Thermo Fisher Scientific Inc.(a)	21,449	989,871
Thomas & Betts Corp.(a)	2,881	97,263
Trimble Navigation Ltd.(a)	6,238	142,788
Tyco Electronics Ltd.	24,097	599,533
Varian Inc.(a)	1,482	76,412
Vishay Intertechnology Inc.(a)	8,897	67,083
Waters Corp.(a)	5,038	287,065
Woodward Governor Co.	3,061	77,841

		5,628,815
ENERGY - ALTERNATE SOURCES—0.07%
Covanta Holding Corp.(a)	6,931	121,292
First Solar Inc.(a)(b)	2,486	281,664

		402,956
ENGINEERING & CONSTRUCTION—0.33%
AECOM Technology Corp.(a)	5,075	136,873
EMCOR Group Inc.(a)	3,392	81,612
Fluor Corp.	9,550	432,997
Foster Wheeler AG(a)(b)	6,623	185,312
Granite Construction Inc.	1,851	57,159
Insituform Technologies Inc. Class A(a)	2,133	43,684
Jacobs Engineering Group Inc.(a)	6,469	244,464
KBR Inc.	8,497	159,149
McDermott International Inc.(a)	11,919	281,527
Shaw Group Inc. (The)(a)	4,441	143,400
URS Corp.(a)	4,344	194,959

		1,961,136
ENTERTAINMENT—0.15%
Bally Technologies Inc.(a)	2,905	115,241
DreamWorks Animation SKG Inc. Class A(a)	3,705	144,273
International Game Technology	15,672	287,424
International Speedway Corp. Class A	1,512	38,874
Penn National Gaming Inc.(a)	3,618	97,614
Pinnacle Entertainment Inc.(a)	3,068	25,035
Regal Entertainment Group Class A	4,280	63,216
Scientific Games Corp. Class A(a)	3,553	50,026
Vail Resorts Inc.(a)	1,916	64,569

		886,272

ENVIRONMENTAL CONTROL—0.34%
Calgon Carbon Corp.(a)	2,893	38,737
Clean Harbors Inc.(a)	1,209	69,227
Darling International Inc.(a)	4,266	33,232
Mine Safety Appliances Co.	1,695	40,833
Nalco Holding Co.	7,153	168,668
Republic Services Inc.	16,304	436,784
Stericycle Inc.(a)	4,473	236,756
Tetra Tech Inc.(a)	3,147	71,248
Waste Connections Inc.(a)	4,221	135,790
Waste Management Inc.	23,999	769,168

		2,000,443
FOOD—1.80%
Campbell Soup Co.	11,312	374,540
Chiquita Brands International Inc.(a)	2,478	36,352
ConAgra Foods Inc.	23,524	534,936
Corn Products International Inc.	3,819	108,536
Dean Foods Co.(a)	9,366	165,123
Del Monte Foods Co.	10,322	117,464
Flowers Foods Inc.	4,570	111,005
Fresh Del Monte Produce Inc.(a)	2,106	42,815
General Mills Inc.	16,313	1,163,280
H.J. Heinz Co.	16,508	720,244
Hain Celestial Group Inc.(a)	2,297	36,729
Hershey Co. (The)	8,158	297,196
Hormel Foods Corp.	3,842	148,685
J.M. Smucker Co. (The)	6,069	364,565
Kellogg Co.	12,578	684,495
Kraft Foods Inc. Class A	70,732	1,956,447
Kroger Co. (The)	32,053	686,896
McCormick & Co. Inc. NVS	5,759	209,052
Ralcorp Holdings Inc.(a)	2,962	183,052
Ruddick Corp.	2,211	62,682
Safeway Inc.	21,478	482,181
Sara Lee Corp.	34,600	420,044
Smithfield Foods Inc.(a)	8,116	122,227
SUPERVALU Inc.	11,356	167,047
Sysco Corp.	31,018	868,194
Tootsie Roll Industries Inc.	1,210	31,496
TreeHouse Foods Inc.(a)	1,689	65,432
Tyson Foods Inc. Class A	16,369	226,220
United Natural Foods Inc.(a)	2,059	55,819
Whole Foods Market Inc.(a)	5,878	159,999

		10,602,753
FOREST PRODUCTS & PAPER—0.34%
Domtar Corp.(a)	2,177	105,737
International Paper Co.	20,937	479,667
Louisiana-Pacific Corp.(a)	6,163	43,819
MeadWestvaco Corp.	7,823	188,300
Plum Creek Timber Co. Inc.	8,620	311,785
Potlatch Corp.	2,059	63,211
Rayonier Inc.	4,151	174,093
Rock-Tenn Co. Class A	1,985	84,740
Temple-Inland Inc.	5,556	96,508
Wausau Paper Corp.(a)	2,747	24,229
Weyerhaeuser Co.	11,093	442,611

		2,014,700
GAS—0.37%
AGL Resources Inc.	4,041	142,607
Atmos Energy Corp.	4,828	133,349

Energen Corp.	3,760	165,252
Laclede Group Inc. (The)	1,086	35,034
New Jersey Resources Corp.	2,242	81,811
Nicor Inc.	2,380	96,438
NiSource Inc.	14,428	205,599
Northwest Natural Gas Co.	1,441	62,496
Piedmont Natural Gas Co.	3,617	92,848
Sempra Energy	11,928	605,346
South Jersey Industries Inc.	1,528	58,568
Southern Union Co.	5,495	121,110
Southwest Gas Corp.	2,282	63,143
UGI Corp.	5,728	140,393
Vectren Corp.	4,332	100,849
WGL Holdings Inc.	2,688	85,290

		2,190,133
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	2,173	53,630
Black & Decker Corp. (The)	3,133	202,580
Kennametal Inc.	4,175	102,204
Lincoln Electric Holdings Inc.	2,126	103,813
Regal Beloit Corp.	1,900	90,060
Snap-on Inc.	2,971	121,454
Stanley Works (The)(b)	4,270	218,837

		892,578
HEALTH CARE - PRODUCTS—4.07%
Alcon Inc.	4,020	625,954
American Medical Systems Holdings Inc.(a)	3,760	72,192
Baxter International Inc.	31,844	1,833,896
Beckman Coulter Inc.	3,680	240,562
Becton, Dickinson and Co.	11,927	898,938
Boston Scientific Corp.(a)	79,370	684,963
C.R. Bard Inc.	5,076	420,750
CareFusion Corp.(a)	9,402	242,102
Cepheid Inc.(a)	3,232	47,478
Cooper Companies Inc. (The)	2,386	84,274
Covidien PLC	26,524	1,341,053
DENTSPLY International Inc.	7,887	264,451
Edwards Lifesciences Corp.(a)	2,955	264,827
Gen-Probe Inc.(a)	2,630	112,906
Haemonetics Corp.(a)	1,326	75,065
Henry Schein Inc.(a)	4,770	257,818
Hill-Rom Holdings Inc.	3,262	76,233
Hologic Inc.(a)	13,602	204,982
IDEXX Laboratories Inc.(a)	3,109	163,191
Immucor Inc.(a)	3,703	68,691
Intuitive Surgical Inc.(a)	1,992	653,496
Invacare Corp.	1,591	39,839
Inverness Medical Innovations Inc.(a)	4,372	176,498
Johnson & Johnson	145,615	9,153,359
Kinetic Concepts Inc.(a)	3,299	136,216
Masimo Corp.(a)	2,670	74,119
Medtronic Inc.	58,403	2,504,905
NuVasive Inc.(a)(b)	1,983	54,731
Patterson Companies Inc.(a)	5,351	152,825
PSS World Medical Inc.(a)	3,121	64,043
ResMed Inc.(a)	3,994	204,253
St. Jude Medical Inc.(a)	17,656	666,161
Steris Corp.	2,872	74,902
Stryker Corp.	16,016	831,551
TECHNE Corp.	1,961	128,681
Thoratec Corp.(a)	2,960	83,916

Varian Medical Systems Inc.(a)	6,537	328,746
West Pharmaceutical Services Inc.	1,747	63,469
Zimmer Holdings Inc.(a)	11,325	637,824

		24,009,860
HEALTH CARE - SERVICES—1.33%
Aetna Inc.	22,981	688,741
Amedisys Inc.(a)(b)	1,474	80,996
AMERIGROUP Corp.(a)	2,875	73,169
Brookdale Senior Living Inc.(a)	2,918	53,253
Centene Corp.(a)	2,468	47,509
Community Health Systems Inc.(a)	4,904	159,968
Covance Inc.(a)	3,341	194,146
Coventry Health Care Inc.(a)	7,786	178,144
DaVita Inc.(a)	5,399	322,644
Health Management Associates Inc. Class A(a)	12,681	84,202
Health Net Inc.(a)	5,558	134,837
HealthSouth Corp.(a)	4,979	89,672
Healthways Inc.(a)	1,774	30,264
Humana Inc.(a)	8,942	434,760
Laboratory Corp. of America Holdings(a)	5,611	398,942
LifePoint Hospitals Inc.(a)	2,822	84,604
Lincare Holdings Inc.(a)	3,542	130,416
Magellan Health Services Inc.(a)	1,832	72,327
MEDNAX Inc.(a)	2,368	134,644
Odyssey Healthcare Inc.(a)	1,743	25,587
Psychiatric Solutions Inc.(a)	2,717	59,910
Quest Diagnostics Inc.	8,140	453,154
Tenet Healthcare Corp.(a)	24,917	138,040
UnitedHealth Group Inc.	61,181	2,018,973
Universal Health Services Inc. Class B	4,739	138,189
WellCare Health Plans Inc.(a)	2,194	68,409
WellPoint Inc.(a)	24,125	1,537,245

		7,832,745
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	10,099	225,511

		225,511
HOME BUILDERS—0.18%
D.R. Horton Inc.	14,783	174,292
KB Home	3,965	60,585
Lennar Corp. Class A	7,975	122,496
M.D.C. Holdings Inc.	1,860	62,496
NVR Inc.(a)	310	212,083
Pulte Homes Inc.(a)	17,719	186,404
Ryland Group Inc.	2,176	48,438
Thor Industries Inc.	1,949	61,881
Toll Brothers Inc.(a)	7,023	129,715

		1,058,390
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	3,719	132,210
Tempur-Pedic International Inc.(a)	3,674	91,446
TiVo Inc.(a)	5,694	51,360
Whirlpool Corp.	3,842	288,842

		563,858
HOUSEHOLD PRODUCTS & WARES—0.50%
Avery Dennison Corp.	5,992	194,800
Church & Dwight Co. Inc.	3,690	222,470
Clorox Co. (The)	7,278	430,639
Fortune Brands Inc.	7,941	330,107

Fossil Inc.(a)	2,415	78,850
Jarden Corp.	4,689	142,921
Kimberly-Clark Corp.	21,856	1,298,028
Scotts Miracle-Gro Co. (The) Class A	2,352	93,374
Tupperware Brands Corp.	3,259	138,377
WD-40 Co.	888	27,324

		2,956,890
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	14,809	200,958
Toro Co. (The)	1,763	68,669

		269,627
INSURANCE—3.11%
ACE Ltd.(a)	17,525	863,457
Aflac Inc.	24,537	1,188,327
Alleghany Corp.(a)	348	90,866
Allied World Assurance Holdings Ltd.	2,158	96,592
Allstate Corp. (The)	28,218	844,565
American Financial Group Inc.	4,146	102,862
American International Group Inc.(a)(b)	6,305	152,770
American National Insurance Co.	847	90,155
Aon Corp.	12,842	499,554
Arch Capital Group Ltd.(a)	2,916	208,611
Argo Group International Holdings Ltd.(a)	1,639	43,827
Arthur J. Gallagher & Co.	5,307	119,673
Aspen Insurance Holdings Ltd.	3,931	104,683
Assurant Inc.	6,156	193,483
Assured Guaranty Ltd.	6,563	148,718
Axis Capital Holdings Ltd.	7,595	218,736
Brown & Brown Inc.	6,028	106,093
Chubb Corp.	17,945	897,250
CIGNA Corp.	14,311	483,282
Cincinnati Financial Corp.	7,993	210,935
Delphi Financial Group Inc. Class A	2,446	49,532
Endurance Specialty Holdings Ltd.	2,693	97,002
Erie Indemnity Co. Class A	1,690	65,910
Everest Re Group Ltd.(b)	2,992	256,534
Fidelity National Financial Inc. Class A	12,172	157,019
First American Corp.	6,382	188,716
Genworth Financial Inc. Class A(a)	25,219	349,031
Hanover Insurance Group Inc. (The)	2,691	114,152
Hartford Financial Services Group Inc. (The)	20,336	487,861
HCC Insurance Holdings Inc.	5,957	161,435
Horace Mann Educators Corp.	1,997	23,944
Lincoln National Corp.	15,964	392,395
Loews Corp.	18,704	669,042
Markel Corp.(a)	524	170,305
Marsh & McLennan Companies Inc.	27,510	593,116
Max Capital Group Ltd.(b)	2,580	58,102
MBIA Inc.(a)(b)	8,596	42,378
Mercury General Corp.	1,444	55,190
MetLife Inc.	30,496	1,077,119
MGIC Investment Corp.(a)(b)	6,568	39,736
Montpelier Re Holdings Ltd.	4,107	69,367
Old Republic International Corp.	11,666	123,543
PartnerRe Ltd.	3,216	239,881
Platinum Underwriters Holdings Ltd.	2,592	93,986
Principal Financial Group Inc.	15,789	363,936
ProAssurance Corp.(a)	1,761	89,388
Progressive Corp. (The)	33,440	554,435
Protective Life Corp.	4,652	78,386
Prudential Financial Inc.	24,267	1,213,107

Reinsurance Group of America Inc.	3,846	187,377
RenaissanceRe Holdings Ltd.	3,241	175,597
RLI Corp.	1,030	53,004
Selective Insurance Group Inc.	2,892	44,739
StanCorp Financial Group Inc.	2,644	113,639
Torchmark Corp.	4,381	196,707
Tower Group Inc.	2,128	47,029
Transatlantic Holdings Inc.	3,048	151,455
Travelers Companies Inc. (The)	28,758	1,457,168
Unitrin Inc.	2,300	49,910
Unum Group	17,408	340,675
Validus Holdings Ltd.	4,997	132,421
W.R. Berkley Corp.	7,477	181,915
White Mountains Insurance Group Ltd.	407	130,431
Willis Group Holdings PLC(b)	8,842	231,926
XL Capital Ltd. Class A	17,944	300,921
Zenith National Insurance Corp.	1,939	54,098

		18,387,999
INTERNET—2.59%
Akamai Technologies Inc.(a)	9,001	222,325
Amazon.com Inc.(a)	16,237	2,036,282
AOL Inc.(a)	5,522	132,362
Ariba Inc.(a)	4,747	59,765
Check Point Software Technologies Ltd.(a)	8,790	281,104
CyberSource Corp.(a)	3,693	66,769
Digital River Inc.(a)	2,075	52,145
EarthLink Inc.	5,582	45,270
eBay Inc.(a)	57,761	1,329,658
Equinix Inc.(a)(b)	2,018	194,192
Expedia Inc.(a)	11,122	238,122
F5 Networks Inc.(a)	4,179	206,568
Google Inc. Class A(a)	12,693	6,719,928
IAC/InterActiveCorp(a)	5,128	102,970
j2 Global Communications Inc.(a)	2,316	47,571
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	29,816	309,490
McAfee Inc.(a)	8,297	312,797
Netflix Inc.(a)(b)	2,458	153,010
Priceline.com Inc.(a)	2,325	454,189
Rackspace Hosting Inc.(a)	3,915	71,331
Symantec Corp.(a)	43,220	732,579
TIBCO Software Inc.(a)	9,011	80,739
United Online Inc.	4,351	27,498
ValueClick Inc.(a)	4,491	41,542
VeriSign Inc.(a)	10,280	235,515
WebMD Health Corp.(a)	2,429	94,682
Websense Inc.(a)	2,084	38,617
Yahoo! Inc.(a)	68,898	1,034,159

		15,321,179
IRON & STEEL—0.33%
AK Steel Holding Corp.	5,661	115,145
Allegheny Technologies Inc.	4,879	199,307
Carpenter Technology Corp.	2,399	64,293
Cliffs Natural Resources Inc.	6,877	274,736
Nucor Corp.	15,003	612,122
Reliance Steel & Aluminum Co.	3,338	135,990
Schnitzer Steel Industries Inc. Class A	1,128	45,684
Steel Dynamics Inc.	11,368	172,566
United States Steel Corp.	7,555	335,669

		1,955,512

LEISURE TIME—0.26%
Brunswick Corp.	4,428	47,512
Callaway Golf Co.	3,464	25,841
Carnival Corp.(a)	22,261	741,959
Harley-Davidson Inc.	12,191	277,223
Interval Leisure Group Inc.(a)	2,119	26,954
Life Time Fitness Inc.(a)	2,164	51,828
Polaris Industries Inc.(b)	1,686	74,538
Royal Caribbean Cruises Ltd.(a)(b)	7,057	184,117
WMS Industries Inc.(a)	3,103	115,059

		1,545,031
LODGING—0.31%
Boyd Gaming Corp.(a)(b)	2,882	22,480
Choice Hotels International Inc.	1,626	51,609
Gaylord Entertainment Co.(a)	1,859	35,767
Las Vegas Sands Corp.(a)(b)	22,808	353,524
Marriott International Inc. Class A	16,377	429,569
MGM MIRAGE(a)	13,123	145,140
Orient-Express Hotels Ltd. Class A(a)	4,679	45,667
Starwood Hotels & Resorts Worldwide Inc.(b)	9,078	302,479
Wyndham Worldwide Corp.	9,413	197,579
Wynn Resorts Ltd.	4,018	248,634

		1,832,448
MACHINERY—0.91%
AGCO Corp.(a)	4,854	150,037
Astec Industries Inc.(a)	878	21,853
Briggs & Stratton Corp.	2,509	41,474
Bucyrus International Inc.	3,904	204,492
Caterpillar Inc.	32,699	1,708,196
Cognex Corp.	1,997	32,691
Cummins Inc.	9,550	431,278
Deere & Co.	22,161	1,106,942
Flowserve Corp.	2,957	266,633
Gardner Denver Inc.	2,698	107,515
Graco Inc.	3,088	82,419
IDEX Corp.	4,238	119,596
Intermec Inc.(a)	2,471	32,790
Joy Global Inc.	5,343	244,389
Manitowoc Co. Inc. (The)	6,664	72,638
Nordson Corp.	1,610	91,029
Rockwell Automation Inc.	7,479	360,787
Terex Corp.(a)	5,628	110,027
Wabtec Corp.	2,493	95,557
Zebra Technologies Corp. Class A(a)	3,064	79,970

		5,360,313
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	1,502	24,227

		24,227
MANUFACTURING—3.62%
A.O. Smith Corp.	1,300	55,354
Actuant Corp. Class A	3,458	57,991
Acuity Brands Inc.	2,293	82,044
AptarGroup Inc.	3,316	117,652
Brink’s Co. (The)	2,436	56,954
Carlisle Companies Inc.	3,174	106,392
Ceradyne Inc.(a)	1,322	25,832
CLARCOR Inc.	2,756	89,239
Cooper Industries PLC	10,757	461,475
Crane Co.	2,673	81,580

Danaher Corp.	12,982	926,266
Donaldson Co. Inc.	3,745	143,209
Dover Corp.	9,850	422,368
Eastman Kodak Co.(a)	13,653	82,601
Eaton Corp.	8,689	532,114
ESCO Technologies Inc.	1,379	45,080
General Electric Co.	555,987	8,940,271
Harsco Corp.	4,240	126,182
Hexcel Corp.(a)	5,144	56,584
Honeywell International Inc.	36,732	1,419,324
Illinois Tool Works Inc.	22,578	984,175
Ingersoll-Rand PLC	16,761	544,062
ITT Corp.	9,565	462,085
Lancaster Colony Corp.	1,041	56,787
Leggett & Platt Inc.	8,037	146,756
Matthews International Corp. Class A	1,596	54,025
Pall Corp.	6,179	212,990
Parker Hannifin Corp.	8,474	473,781
Pentair Inc.	5,126	156,548
Roper Industries Inc.	4,741	237,429
SPX Corp.	2,615	142,361
Teleflex Inc.	2,080	118,893
Textron Inc.	14,175	276,838
3M Co.	33,734	2,715,250
Trinity Industries Inc.	4,205	65,766
Tyco International Ltd.(a)(b)	24,996	885,608

		21,361,866
MEDIA—2.52%
Cablevision NY Group Class A	12,978	332,756
CBS Corp. Class B NVS	30,833	398,671
Comcast Corp. Class A	108,366	1,715,434
Comcast Corp. Class A Special	41,971	635,441
CTC Media Inc.(a)	2,624	35,424
DIRECTV Class A(a)	50,625	1,536,469
Discovery Communications Inc. Series A(a)	7,076	209,874
Discovery Communications Inc. Series C(a)	7,318	192,171
DISH Network Corp. Class A	11,112	202,905
Gannett Co. Inc.	12,082	195,124
John Wiley & Sons Inc. Class A	2,523	105,335
Liberty Global Inc. Series A(a)	6,463	164,031
Liberty Global Inc. Series C(a)	6,536	163,792
Liberty Media Corp. - Liberty Capital Group Series A(a)	4,514	116,867
Liberty Media Corp. - Liberty Starz Group Series A(a)	2,610	122,409
McGraw-Hill Companies Inc. (The)	16,573	587,513
Meredith Corp.(b)	1,851	57,344
New York Times Co. (The) Class A(a)	4,944	63,876
News Corp. Class A NVS	95,526	1,204,583
News Corp. Class B	23,070	338,668
Scholastic Corp.	1,527	45,657
Scripps Networks Interactive Inc. Class A	4,669	199,366
Time Warner Cable Inc.	18,586	810,164
Time Warner Inc.	61,452	1,686,857
Viacom Inc. Class B NVS(a)	28,901	842,175
Walt Disney Co. (The)	93,307	2,757,222
Washington Post Co. (The) Class B	304	132,124

		14,852,252
METAL FABRICATE & HARDWARE—0.20%
Commercial Metals Co.	5,970	82,028
Kaydon Corp.	1,772	57,927
Mueller Industries Inc.	1,924	47,311
Mueller Water Products Inc. Class A	7,774	35,061

Precision Castparts Corp.	7,336	772,114
Timken Co. (The)	3,964	88,833
Valmont Industries Inc.	1,126	78,212
Worthington Industries Inc.	3,310	47,896

		1,209,382
MINING—0.71%
Alcoa Inc.	51,402	654,347
Coeur d’Alene Mines Corp.(a)	4,130	57,903
Compass Minerals International Inc.	1,714	108,051
Freeport-McMoRan Copper & Gold Inc.	21,670	1,445,172
Hecla Mining Co.(a)(b)	12,120	55,267
Kaiser Aluminum Corp.	883	31,037
Newmont Mining Corp.	25,140	1,077,500
Royal Gold Inc.	2,165	92,272
RTI International Metals Inc.(a)	1,598	39,550
Southern Copper Corp.	11,079	295,034
Titanium Metals Corp.(a)	4,526	52,637
USEC Inc.(a)	5,564	22,256
Vulcan Materials Co.(b)	5,925	261,826

		4,192,852
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	10,894	227,902
Xerox Corp.	45,852	399,829

		627,731
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,826	47,731
HNI Corp.	2,005	50,165

		97,896
OIL & GAS—8.75%
Anadarko Petroleum Corp.	25,816	1,646,544
Apache Corp.	17,532	1,731,636
Arena Resources Inc.(a)	1,958	75,070
Atlas Energy Inc.	4,131	124,963
Atwood Oceanics Inc.(a)	2,975	99,722
Berry Petroleum Co. Class A	2,478	67,104
Bill Barrett Corp.(a)	1,740	53,940
Cabot Oil & Gas Corp.	5,459	208,916
Carrizo Oil & Gas Inc.(a)(b)	1,411	33,864
Chesapeake Energy Corp.	34,038	843,462
Chevron Corp.	105,537	7,611,328
Cimarex Energy Co.	4,327	212,932
CNX Gas Corp.(a)	1,432	38,421
Comstock Resources Inc.(a)	2,470	96,305
Concho Resources Inc.(a)	3,799	170,461
ConocoPhillips	68,511	3,288,528
Continental Resources Inc.(a)	1,582	60,069
Denbury Resources Inc.(a)	13,272	179,836
Devon Energy Corp.	22,062	1,476,168
Diamond Offshore Drilling Inc.(b)	3,465	317,151
Encore Acquisition Co.(a)	2,940	140,003
EOG Resources Inc.	13,261	1,199,060
EQT Corp.	6,437	283,357
EXCO Resources Inc.	9,020	158,211
Exxon Mobil Corp.	249,936	16,103,375
Forest Oil Corp.(a)	5,269	127,088
Frontier Oil Corp.	5,324	66,337
Goodrich Petroleum Corp.(a)(b)	1,388	28,912
Helmerich & Payne Inc.	5,123	214,295
Hess Corp.	15,542	898,172

Holly Corp.	2,286	59,665
Marathon Oil Corp.	37,388	1,114,536
Mariner Energy Inc.(a)	5,254	75,920
Murphy Oil Corp.	10,007	511,158
Nabors Industries Ltd.(a)	14,954	333,474
Newfield Exploration Co.(a)	6,919	338,616
Noble Corp.	13,768	555,126
Noble Energy Inc.	9,154	676,847
Occidental Petroleum Corp.	42,620	3,338,851
Parker Drilling Co.(a)	6,123	29,452
Patterson-UTI Energy Inc.	8,165	125,414
Penn Virginia Corp.	2,437	59,146
Petrohawk Energy Corp.(a)	15,776	352,278
Pioneer Natural Resources Co.	6,041	265,683
Plains Exploration & Production Co.(a)	7,280	242,788
Pride International Inc.(a)	8,308	245,917
Quicksilver Resources Inc.(a)	6,211	82,544
Range Resources Corp.	8,233	378,718
Rowan Companies Inc.(a)	5,588	120,030
SandRidge Energy Inc.(a)	9,570	80,962
Southwestern Energy Co.(a)	18,000	771,840
St. Mary Land & Exploration Co.	3,271	104,803
Sunoco Inc.	6,247	156,737
Swift Energy Co.(a)	1,906	47,764
Tesoro Corp.	7,128	89,100
Transocean Ltd.(a)	16,801	1,423,717
Ultra Petroleum Corp.(a)	7,999	367,474
Unit Corp.(a)	2,436	110,935
Valero Energy Corp.	29,597	545,177
Whiting Petroleum Corp.(a)	2,651	176,451
XTO Energy Inc.	30,359	1,353,101

		51,689,454
OIL & GAS SERVICES—1.76%
Baker Hughes Inc.	16,221	734,487
BJ Services Co.	15,342	317,119
Cameron International Corp.(a)	12,881	485,098
Complete Production Services Inc.(a)	3,356	42,051
Core Laboratories NV(b)	1,193	139,521
Dresser-Rand Group Inc.(a)	4,252	125,774
Dril-Quip Inc.(a)	1,611	84,561
Exterran Holdings Inc.(a)	3,373	68,404
FMC Technologies Inc.(a)	6,532	347,306
Global Industries Ltd.(a)	5,631	39,248
Halliburton Co.	47,044	1,374,155
Helix Energy Solutions Group Inc.(a)	5,117	54,291
Hercules Offshore Inc.(a)	6,439	25,112
Key Energy Services Inc.(a)	6,788	65,640
National Oilwell Varco Inc.	22,014	900,373
Oceaneering International Inc.(a)	2,711	148,292
Oil States International Inc.(a)	2,629	96,852
Schlumberger Ltd.	62,793	3,984,844
SEACOR Holdings Inc.(a)	998	70,109
Smith International Inc.	11,606	351,894
Superior Energy Services Inc.(a)	4,162	95,601
Tetra Technologies Inc.(a)	4,173	43,650
Tidewater Inc.	2,716	127,163
Weatherford International Ltd.(a)	36,724	575,832
World Fuel Services Corp.	3,028	72,763

		10,370,140

PACKAGING & CONTAINERS—0.27%
Ball Corp.	5,029	255,423
Bemis Co. Inc.	5,691	159,689
Crown Holdings Inc.(a)	8,401	200,028
Greif Inc. Class A	1,264	61,127
Owens-Illinois Inc.(a)	8,824	240,189
Packaging Corp. of America	5,429	119,655
Pactiv Corp.(a)	7,015	158,188
Sealed Air Corp.	8,331	165,287
Silgan Holdings Inc.	1,302	67,509
Sonoco Products Co.	5,175	143,658

		1,570,753
PHARMACEUTICALS—5.76%
Abbott Laboratories	81,035	4,289,993
Alkermes Inc.(a)	5,091	55,696
Allergan Inc.	16,187	930,753
AmerisourceBergen Corp.	15,574	424,547
Amylin Pharmaceuticals Inc.(a)	6,765	121,635
Auxilium Pharmaceuticals Inc.(a)	2,278	64,148
BioMarin Pharmaceutical Inc.(a)	5,360	104,145
Bristol-Myers Squibb Co.	89,380	2,177,297
Cardinal Health Inc.	18,965	627,173
Catalyst Health Solutions Inc.(a)	2,009	79,014
Cephalon Inc.(a)	3,922	250,380
Cubist Pharmaceuticals Inc.(a)	2,946	60,364
Dendreon Corp.(a)	6,869	190,271
Eli Lilly and Co.	51,680	1,819,136
Endo Pharmaceuticals Holdings Inc.(a)	5,590	112,415
Express Scripts Inc.(a)	13,398	1,123,556
Forest Laboratories Inc.(a)	15,868	470,328
Gilead Sciences Inc.(a)	47,920	2,313,098
Herbalife Ltd.	3,299	128,166
Hospira Inc.(a)	8,380	424,363
Isis Pharmaceuticals Inc.(a)	4,998	55,778
King Pharmaceuticals Inc.(a)	12,889	154,797
Mead Johnson Nutrition Co. Class A	10,762	486,765
Medco Health Solutions Inc.(a)	24,936	1,533,065
Medicis Pharmaceutical Corp. Class A	2,881	66,580
Merck & Co. Inc.	160,500	6,127,890
Mylan Inc.(a)	15,909	290,021
NBTY Inc.(a)	2,949	131,319
Omnicare Inc.	6,294	157,350
Onyx Pharmaceuticals Inc.(a)	3,020	86,855
OSI Pharmaceuticals Inc.(a)	3,081	105,432
Par Pharmaceutical Companies Inc.(a)	1,748	46,007
Perrigo Co.	4,361	193,105
Pfizer Inc.	424,091	7,913,538
PharMerica Corp.(a)	1,516	24,680
Salix Pharmaceuticals Ltd.(a)	2,890	84,561
Theravance Inc.(a)	2,843	31,188
United Therapeutics Corp.(a)	2,496	148,687
Valeant Pharmaceuticals International(a)(b)	3,696	123,705
VCA Antech Inc.(a)	4,415	112,097
Warner Chilcott PLC Class A(a)	5,074	138,672
Watson Pharmaceuticals Inc.(a)	5,555	213,145

		33,991,715
PIPELINES—0.42%
El Paso Corp.	36,932	374,860
National Fuel Gas Co.	3,546	166,378
ONEOK Inc.	5,208	219,726
Questar Corp.	9,033	374,689
Spectra Energy Corp.	33,649	715,041
Williams Companies Inc. (The)	30,373	632,973

		2,483,667

REAL ESTATE—0.12%
Brookfield Properties Corp.	13,748	164,564
CB Richard Ellis Group Inc. Class A(a)	13,219	162,594
Forest City Enterprises Inc. Class A(a)	6,376	72,113
Forestar Group Inc.(a)	1,846	34,280
Jones Lang LaSalle Inc.	2,170	123,712
St. Joe Co. (The)(a)	4,861	126,386

		683,649
REAL ESTATE INVESTMENT TRUSTS—1.91%
Alexandria Real Estate Equities Inc.	2,272	135,707
AMB Property Corp.	7,647	183,528
American Campus Communities Inc.	2,714	69,641
Annaly Capital Management Inc.	29,087	505,532
Apartment Investment and Management Co. Class A	6,294	96,676
AvalonBay Communities Inc.	4,279	327,814
BioMed Realty Trust Inc.	5,135	74,817
Boston Properties Inc.	7,289	472,837
Brandywine Realty Trust	6,584	73,938
BRE Properties Inc. Class A	2,859	91,688
Camden Property Trust	3,390	131,430
CBL & Associates Properties Inc.	7,084	70,840
Chimera Investment Corp.	33,711	132,147
Colonial Properties Trust	3,578	39,394
Corporate Office Properties Trust	3,096	110,496
DCT Industrial Trust Inc.	10,805	53,485
Developers Diversified Realty Corp.	6,628	54,681
DiamondRock Hospitality Co.(a)	5,876	47,831
Digital Realty Trust Inc.	3,685	176,880
Douglas Emmett Inc.	5,263	72,787
Duke Realty Corp.	11,610	131,425
EastGroup Properties Inc.	1,332	50,962
Entertainment Properties Trust	2,280	79,595
Equity Lifestyle Properties Inc.	1,590	76,829
Equity Residential	14,447	463,026
Essex Property Trust Inc.	1,528	121,766
Federal Realty Investment Trust	3,230	207,947
Franklin Street Properties Corp.	3,721	46,736
Hatteras Financial Corp.	1,869	51,192
HCP Inc.	15,288	433,415
Health Care REIT Inc.	6,463	277,909
Healthcare Realty Trust Inc.	3,040	63,749
Highwoods Properties Inc.	3,692	111,535
Home Properties Inc.	1,739	77,090
Hospitality Properties Trust	6,390	141,347
Host Hotels & Resorts Inc.(a)	33,244	352,386
HRPT Properties Trust	11,933	79,593
Kilroy Realty Corp.	2,229	64,396
Kimco Realty Corp.	21,233	267,960
LaSalle Hotel Properties	3,339	67,281
Lexington Realty Trust	5,133	30,541
Liberty Property Trust	5,874	178,570
Macerich Co. (The)	4,930	152,090
Mack-Cali Realty Corp.	4,174	136,156
MFA Financial Inc.	14,398	105,969
Mid-America Apartment Communities Inc.	1,545	72,491
National Retail Properties Inc.	4,268	86,214
Nationwide Health Properties Inc.	5,898	194,398
Omega Healthcare Investors Inc.	4,481	83,840
Post Properties Inc.	2,445	43,643

ProLogis	25,009	315,113
Public Storage	6,768	535,890
Realty Income Corp.(b)	5,522	154,229
Redwood Trust Inc.	3,670	52,481
Regency Centers Corp.	4,667	156,298
Senior Housing Properties Trust	6,648	138,611
Simon Property Group Inc.	15,009	1,080,648
SL Green Realty Corp.(b)	4,062	184,780
Sunstone Hotel Investors Inc.(a)	5,227	44,900
Tanger Factory Outlet Centers Inc.	2,077	79,549
Taubman Centers Inc.	2,793	88,426
UDR Inc.	8,051	125,274
Ventas Inc.	8,213	346,589
Vornado Realty Trust	9,486	613,554
Washington Real Estate Investment Trust	3,177	83,206
Weingarten Realty Investors	6,188	115,530

		11,287,278
RETAIL—5.96%
Abercrombie & Fitch Co. Class A	4,609	145,368
Advance Auto Parts Inc.	4,997	197,132
Aeropostale Inc.(a)	3,537	116,332
American Eagle Outfitters Inc.	9,123	144,964
AnnTaylor Stores Corp.(a)	3,096	38,886
AutoNation Inc.(a)(b)	4,013	72,234
AutoZone Inc.(a)	1,573	243,862
Barnes & Noble Inc.(b)	2,115	36,970
Bed Bath & Beyond Inc.(a)	13,804	534,215
Best Buy Co. Inc.	17,911	656,438
Big Lots Inc.(a)	4,273	121,396
BJ’s Wholesale Club Inc.(a)	2,926	98,870
Bob Evans Farms Inc.	1,565	43,679
Brinker International Inc.	5,443	88,830
Buckle Inc. (The)(b)	1,409	42,749
Burger King Holdings Inc.	4,829	84,218
CarMax Inc.(a)	10,349	213,500
Casey’s General Stores Inc.	2,670	81,916
Cato Corp. (The) Class A	1,397	28,569
CEC Entertainment Inc.(a)	1,180	39,164
Cheesecake Factory Inc. (The)(a)	2,873	60,735
Chico’s FAS Inc.(a)	9,212	117,637
Children’s Place Retail Stores Inc. (The)(a)	1,029	32,722
Chipotle Mexican Grill Inc.(a)	1,665	160,606
Collective Brands Inc.(a)	3,345	65,830
Copart Inc.(a)	3,907	131,900
Costco Wholesale Corp.	22,723	1,304,982
Cracker Barrel Old Country Store Inc.	1,123	41,506
CVS Caremark Corp.	74,232	2,402,890
Darden Restaurants Inc.	7,306	270,030
Dick’s Sporting Goods Inc.(a)	4,513	100,956
Dillard’s Inc. Class A	2,832	46,898
Dollar Tree Inc.(a)	4,719	233,685
Dress Barn Inc.(a)(b)	3,315	78,035
Family Dollar Stores Inc.	7,036	217,272
Foot Locker Inc.	8,062	91,020
GameStop Corp. Class A(a)	8,695	171,900
Gap Inc. (The)	26,704	509,512
Genesco Inc.(a)	1,098	25,891
Group 1 Automotive Inc.(a)	1,336	38,744
Home Depot Inc. (The)	89,388	2,503,758
HSN Inc.(a)	2,119	40,558
J. Crew Group Inc.(a)	2,719	106,612
J.C. Penney Co. Inc.	10,996	273,031

Jack in the Box Inc.(a)	2,953	57,613
Kohl’s Corp. (a)	15,115	761,343
Limited Brands Inc.	14,438	274,611
Lowe’s Companies Inc.	76,984	1,666,704
Macy’s Inc.	21,960	349,823
McDonald’s Corp.	56,791	3,545,462
Men’s Wearhouse Inc. (The)	2,429	48,944
MSC Industrial Direct Co. Inc. Class A	2,300	99,337
99 Cents Only Stores(a)	2,418	31,531
Nordstrom Inc.	8,847	305,575
Nu Skin Enterprises Inc. Class A	2,691	62,539
Office Depot Inc.(a)	14,295	81,196
OfficeMax Inc.(a)	4,198	54,448
O’Reilly Automotive Inc.(a)	7,257	274,315
P.F. Chang’s China Bistro Inc.(a)(b)	1,163	44,892
Panera Bread Co. Class A(a)	1,578	112,701
Papa John’s International Inc.(a)	1,180	27,848
PetSmart Inc.	6,671	171,778
RadioShack Corp.	6,480	126,490
Regis Corp.	3,176	50,594
Rite Aid Corp.(a)(b)	30,857	41,966
Ross Stores Inc.	6,544	300,566
Saks Inc.(a)(b)	7,317	47,121
Sally Beauty Holdings Inc.(a)	4,212	35,128
Sears Holdings Corp.(a)	3,031	282,732
Signet Jewelers Ltd.(a)	4,475	122,436
Sonic Corp.(a)	3,062	25,813
Staples Inc.	38,096	893,732
Starbucks Corp.(a)	38,451	837,847
Target Corp.	35,986	1,845,002
Tiffany & Co.	6,511	264,412
TJX Companies Inc. (The)	22,264	846,255
Tractor Supply Co.(a)	1,933	97,559
Under Armour Inc. Class A(a)	2,026	51,460
Urban Outfitters Inc.(a)	6,872	216,949
Walgreen Co.	52,177	1,880,981
Wal-Mart Stores Inc.	115,203	6,155,296
Wendy’s/Arby’s Group Inc. Class A	19,198	88,503
Williams-Sonoma Inc.	4,915	93,287
Yum! Brands Inc.	24,351	833,048

		35,163,839
SAVINGS & LOANS—0.25%
Astoria Financial Corp.	4,782	63,122
Capitol Federal Financial	1,081	35,262
First Niagara Financial Group Inc.	9,552	131,149
Hudson City Bancorp Inc.	25,224	334,722
New York Community Bancorp Inc.	22,365	336,146
NewAlliance Bancshares Inc.	5,373	62,542
People’s United Financial Inc.	18,287	295,701
Provident Financial Services Inc.	3,124	35,614
TFS Financial Corp.	5,060	65,072
Washington Federal Inc.	5,977	111,471

		1,470,801
SEMICONDUCTORS—2.62%
Advanced Micro Devices Inc.(a)	32,052	239,108
Altera Corp.	15,381	327,923
Amkor Technology Inc.(a)	5,822	33,127
Analog Devices Inc.	15,271	411,706
Applied Materials Inc.	70,630	860,273
Applied Micro Circuits Corp.(a)	3,221	23,610
Atmel Corp.(a)	21,347	99,050

ATMI Inc.(a)	1,761	29,550
Broadcom Corp. Class A(a)	22,999	614,533
Cabot Microelectronics Corp.(a)	1,192	41,899
Cree Inc.(a)	5,003	279,718
Cypress Semiconductor Corp.(a)	8,122	81,626
Emulex Corp.(a)	4,219	47,422
Fairchild Semiconductor International Inc.(a)	6,475	58,145
FormFactor Inc.(a)	2,631	40,702
Integrated Device Technology Inc.(a)	9,044	51,279
Intel Corp.	292,861	5,681,503
International Rectifier Corp.(a)	3,766	67,939
Intersil Corp. Class A	6,294	84,780
KLA-Tencor Corp.	8,972	253,010
Lam Research Corp.(a)	6,670	220,177
Linear Technology Corp.	10,822	282,454
LSI Corp.(a)	33,942	169,371
Marvell Technology Group Ltd.(a)	25,689	447,759
Maxim Integrated Products Inc.	15,963	279,033
MEMC Electronic Materials Inc.(a)	11,902	149,727
Microchip Technology Inc.	9,568	246,950
Micron Technology Inc.(a)	44,554	388,511
Microsemi Corp.(a)	4,237	63,301
National Semiconductor Corp.	12,453	165,127
Novellus Systems Inc.(a)	5,178	108,220
NVIDIA Corp.(a)	28,707	441,801
OmniVision Technologies Inc.(a)	2,612	33,695
ON Semiconductor Corp.(a)	22,345	161,107
PMC-Sierra Inc.(a)	11,845	94,168
QLogic Corp.(a)	6,055	104,085
Rambus Inc.(a)	5,505	120,780
Rovi Corp.(a)	5,399	155,869
Semtech Corp. (a)	3,092	46,318
Silicon Laboratories Inc.(a)	2,420	102,221
Skyworks Solutions Inc.(a)	9,016	114,413
Teradyne Inc.(a)	8,888	83,014
Tessera Technologies Inc.(a)	2,650	45,500
Texas Instruments Inc.	67,023	1,508,017
TriQuint Semiconductor Inc.(a)	8,005	48,030
Varian Semiconductor Equipment Associates Inc.(a)	3,790	111,161
Veeco Instruments Inc.(a)	1,943	61,826
Xilinx Inc.	14,569	343,537
Zoran Corp.(a)	2,572	28,215

		15,451,290
SOFTWARE—4.46%
ACI Worldwide Inc.(a)	1,737	27,809
Activision Blizzard Inc.(a)	29,872	303,500
Acxiom Corp.(a)	4,205	64,673
Adobe Systems Inc.(a)	27,596	891,351
Advent Software Inc.(a)	760	28,690
Allscripts-Misys Healthcare Solutions Inc.(a)	3,029	49,857
ANSYS Inc.(a)	4,601	192,598
athenahealth Inc.(a)	1,636	64,360
Autodesk Inc.(a)	11,884	282,720
Automatic Data Processing Inc.	26,404	1,077,019
Blackboard Inc.(a)	1,613	63,568
BMC Software Inc.(a)	9,706	375,040
Broadridge Financial Solutions Inc.	7,284	158,208
CA Inc.	22,095	486,974
Cerner Corp.(a)	3,371	255,016
Citrix Systems Inc.(a)	9,623	399,836
Compuware Corp.(a)	12,180	92,446
Concur Technologies Inc.(a)	2,241	88,856

CSG Systems International Inc.(a)	1,806	35,054
Dun & Bradstreet Corp. (The)	2,802	221,274
Electronic Arts Inc.(a)	17,033	277,297
Fair Isaac Corp.	2,612	57,281
Fidelity National Information Services Inc.	17,448	411,075
Fiserv Inc.(a)	8,181	368,472
Global Payments Inc.	4,224	187,968
IMS Health Inc.	9,560	206,878
Informatica Corp.(a)	4,725	111,935
Intuit Inc.(a)	15,538	460,080
JDA Software Group Inc.(a)	1,803	47,257
ManTech International Corp. Class A(a)	1,198	57,396
Microsoft Corp.	416,538	11,738,041
MSCI Inc. Class A(a)	5,491	162,314
Novell Inc.(a)	17,757	79,374
Nuance Communications Inc.(a)	11,678	175,404
Oracle Corp.	201,506	4,646,728
Parametric Technology Corp.(a)	5,978	98,996
Paychex Inc.	17,041	494,019
Progress Software Corp.(a)	2,039	57,357
Quality Systems Inc.	953	49,118
Quest Software Inc.(a)	3,190	54,932
Red Hat Inc.(a)	9,848	268,063
Salesforce.com Inc.(a)	5,421	344,505
SEI Investments Co.	8,291	146,834
Solera Holdings Inc.	3,688	122,110
Sybase Inc.(a)	4,305	175,084
Take-Two Interactive Software Inc.(a)	4,013	37,241
Total System Services Inc.	10,386	148,624
VeriFone Holdings Inc.(a)	4,060	72,227
VMware Inc. Class A(a)	2,887	131,099

		26,346,558
TELECOMMUNICATIONS—5.41%
ADC Telecommunications Inc.(a)	5,148	27,336
ADTRAN Inc.	3,388	71,826
Amdocs Ltd.(a)	9,998	285,843
American Tower Corp. Class A(a)	21,141	897,435
Anixter International Inc.(a)	1,594	66,438
ARRIS Group Inc.(a)	6,383	64,085
AT&T Inc.	312,783	7,932,177
Atheros Communications Inc.(a)	3,279	105,158
Black Box Corp.	903	24,823
CenturyTel Inc.	15,492	526,883
Ciena Corp.(a)(b)	4,719	60,167
Cincinnati Bell Inc.(a)	10,713	31,175
Cisco Systems Inc.(a)	303,669	6,823,442
CommScope Inc.(a)	4,900	133,329
Comtech Telecommunications Corp.(a)	1,504	53,181
Corning Inc.	82,337	1,488,653
Crown Castle International Corp.(a)	12,997	480,109
EchoStar Corp. Class A(a)	2,129	40,877
Frontier Communications Corp.	16,690	127,011
Harmonic Inc.(a)	4,632	28,116
Harris Corp.	6,865	294,646
InterDigital Inc.(a)	2,235	55,406
JDS Uniphase Corp.(a)	11,207	88,087
Juniper Networks Inc.(a)	27,796	690,175
Leap Wireless International Inc.(a)	3,225	42,538
Level 3 Communications Inc.(a)	84,354	117,252
MetroPCS Communications Inc.(a)	13,340	75,104
Motorola Inc.(a)	112,983	694,845
NeuStar Inc. Class A(a)	3,849	86,449

NII Holdings Inc.(a)	8,681	284,216
Plantronics Inc.	2,505	66,182
Polycom Inc.(a)	4,363	97,862
QUALCOMM Inc.	86,442	3,387,662
Qwest Communications International Inc.	73,047	307,528
RF Micro Devices Inc.(a)	12,626	48,610
SAVVIS Inc.(a)	2,251	35,431
SBA Communications Corp. Class A(a)	6,092	201,584
Sonus Networks Inc.(a)	11,086	23,391
Sprint Nextel Corp.(a)	148,745	487,884
Sycamore Networks Inc.	983	19,060
Syniverse Holdings Inc.(a)	3,667	61,642
Tekelec(a)	3,525	52,804
Telephone and Data Systems Inc.	2,702	85,248
Telephone and Data Systems Inc. Special	2,366	67,242
Tellabs Inc.(a)	18,864	121,296
3Com Corp.(a)	20,655	153,880
tw telecom inc.(a)	7,584	116,869
United States Cellular Corp.(a)	816	29,841
Verizon Communications Inc.	150,628	4,431,476
Virgin Media Inc.	15,365	218,029
Windstream Corp.	23,270	239,914

		31,950,217
TEXTILES—0.05%
Cintas Corp.	6,954	174,615
G&K Services Inc. Class A	1,071	26,775
Mohawk Industries Inc.(a)	2,933	121,456

		322,846
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	6,607	201,844
Mattel Inc.	19,153	377,697

		579,541
TRANSPORTATION—1.77%
Alexander & Baldwin Inc.	2,191	70,002
Arkansas Best Corp.	1,275	28,738
Bristow Group Inc.(a)	1,793	64,010
Burlington Northern Santa Fe Corp.	14,562	1,452,268
C.H. Robinson Worldwide Inc.	8,867	502,138
Con-way Inc.	2,638	75,500
CSX Corp.	20,606	883,173
Expeditors International of Washington Inc.	11,228	382,875
FedEx Corp.	15,307	1,199,303
Forward Air Corp.	1,593	37,643
Genco Shipping & Trading Ltd.(a)(b)	1,420	27,207
Genesee & Wyoming Inc. Class A(a)	1,990	58,645
Heartland Express Inc.	2,924	40,614
Hub Group Inc. Class A(a)	1,906	45,954
J.B. Hunt Transport Services Inc.	5,033	154,312
Kansas City Southern Industries Inc.(a)	4,979	147,876
Kirby Corp.(a)	2,832	91,870
Knight Transportation Inc.	2,979	53,920
Landstar System Inc.	2,686	97,475
Norfolk Southern Corp.	19,290	907,787
Old Dominion Freight Line Inc.(a)	1,537	42,267
Overseas Shipholding Group Inc.	1,211	54,023
Ryder System Inc.	2,918	106,215
Teekay Corp.	2,175	54,288
Union Pacific Corp.	26,485	1,602,343
United Parcel Service Inc. Class B	36,802	2,126,052
UTi Worldwide Inc.	5,114	70,215
Werner Enterprises Inc.	2,582	51,072

		10,427,785

TRUCKING & LEASING—0.01%
GATX Corp.	2,166	56,793

		56,793
WATER—0.04%
American Water Works Co. Inc.	4,642	101,196
Aqua America Inc.	7,259	120,427
California Water Service Group	1,019	37,010

		258,633

TOTAL COMMON STOCKS
(Cost: $622,860,006)		589,185,078

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.39%

MONEY MARKET FUNDS—1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,974,736	5,974,736
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	1,013,277	1,013,277
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	1,240,286	1,240,286

		8,228,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,228,299)		8,228,299

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $631,088,305)		597,413,377
Other Assets, Less Liabilities—(1.19)%		(7,034,333)

NET ASSETS—100.00%		$590,379,044

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ELECTRIC—82.27%
AES Corp. (The)(a)	745,882	$9,420,490
Allegheny Energy Inc.	189,156	3,962,818
ALLETE Inc.	32,489	1,016,906
Alliant Energy Corp.	123,248	3,845,338
Ameren Corp.	238,821	6,101,877
American Electric Power Co. Inc.	532,048	18,435,463
Avista Corp.	60,765	1,238,391
Black Hills Corp.	38,128	990,565
Calpine Corp.(a)	389,899	4,269,394
CenterPoint Energy Inc.	407,716	5,687,638
Cleco Corp.	67,931	1,760,771
CMS Energy Corp.(b)	253,352	3,843,350
Consolidated Edison Inc.	313,265	13,702,211
Constellation Energy Group Inc.	201,408	6,501,450
Dominion Resources Inc.	666,733	24,975,818
DPL Inc.	133,821	3,591,756
DTE Energy Co.	182,989	7,692,858
Duke Energy Corp.	1,436,922	23,752,321
Dynegy Inc. Class A(a)	563,447	912,784
Edison International	334,202	11,135,611
El Paso Electric Co.(a)	50,713	976,225
Entergy Corp.	210,870	16,091,490
Exelon Corp.	736,653	33,606,110
FirstEnergy Corp.	340,267	14,842,447
FPL Group Inc.	424,123	20,680,237
Great Plains Energy Inc.	151,822	2,711,541
Hawaiian Electric Industries Inc.	103,066	2,038,645
IDACORP Inc.	53,047	1,663,023
Integrys Energy Group Inc.	85,397	3,573,864
ITC Holdings Corp.	57,010	3,062,577
Mirant Corp.(a)	162,113	2,280,930
Northeast Utilities	195,491	4,949,832
NorthWestern Corp.	40,467	989,418
NRG Energy Inc.(a)	262,141	6,320,219
NSTAR	119,144	4,091,405
NV Energy Inc.	262,365	3,022,445
Pepco Holdings Inc.	245,695	4,034,312
PG&E Corp.	413,694	17,474,435
Pinnacle West Capital Corp.	112,397	4,026,061
PNM Resources Inc.	88,748	1,032,139
Portland General Electric Co.	84,536	1,648,452
PPL Corp.	415,564	12,254,982
Progress Energy Inc.	311,599	12,143,013
Public Service Enterprise Group Inc.	567,432	17,357,745
RRI Energy Inc.(a)	393,719	1,948,909
SCANA Corp.	122,961	4,378,641
Southern Co.	888,610	28,435,520
TECO Energy Inc.	222,260	3,460,588
UniSource Energy Corp.	39,599	1,217,273

Westar Energy Inc.	121,712	2,596,117
Wisconsin Energy Corp.	130,813	6,401,988
Xcel Energy Inc.	509,079	10,578,662

		402,727,055
ENERGY-ALTERNATE SOURCES—0.52%
Covanta Holding Corp.(a)	146,250	2,559,375

		2,559,375
GAS—8.25%
AGL Resources Inc.	85,828	3,028,870
Atmos Energy Corp.	102,916	2,842,540
Laclede Group Inc. (The)	23,108	745,464
New Jersey Resources Corp.	47,382	1,728,969
Nicor Inc.	50,590	2,049,907
NiSource Inc.	305,801	4,357,664
Northwest Natural Gas Co.	29,979	1,300,189
Piedmont Natural Gas Co.	77,454	1,988,244
Sempra Energy	252,909	12,835,132
South Jersey Industries Inc.	33,269	1,275,201
Southwest Gas Corp.	49,891	1,380,484
UGI Corp.	120,670	2,957,622
Vectren Corp.	91,168	2,122,391
WGL Holdings Inc.	55,885	1,773,231

		40,385,908
OIL & GAS—1.24%
EQT Corp.	137,517	6,053,498

		6,053,498
PIPELINES—6.40%
National Fuel Gas Co.	75,317	3,533,874
ONEOK Inc.	109,921	4,637,567
Questar Corp.	192,404	7,980,918
Spectra Energy Corp.	713,454	15,160,898

		31,313,257
WATER—1.12%
American Water Works Co. Inc.	100,851	2,198,552
Aqua America Inc.(b)	152,261	2,526,010
California Water Service Group	21,669	787,018

		5,511,580

TOTAL COMMON STOCKS
(Cost: $607,473,297)		488,550,673

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.44%

MONEY MARKET FUNDS—1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,325,947	5,325,947
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	903,247	903,247
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	839,281	839,281

		7,068,475

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,068,475)	7,068,475

TOTAL INVESTMENTS IN SECURITIES—101.24%
(Cost: $614,541,772)	495,619,148
Other Assets, Less Liabilities—(1.24)%	(6,093,358)

NET ASSETS—100.00%	$489,525,790

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.34%

AUSTRALIA—23.48%
BGP Holdings PLC(a)	539,595	$75
Bunnings Warehouse Property Trust	32,774	51,562
CFS Retail Property Trust	138,607	230,386
Commonwealth Property Office Fund	149,541	120,957
Dexus Property Group	357,799	263,965
FKP Property Group(b)	66,948	41,655
Goodman Group(b)	452,536	235,308
GPT Group	693,924	351,573
ING Industrial Fund(c)	161,952	64,778
ING Office Fund	207,312	112,404
Macquarie CountryWide Trust	112,616	56,556
Macquarie Office Trust	359,730	94,325
Mirvac Group	210,798	272,620
Stockland Corp. Ltd.	177,856	589,666
Westfield Group	172,319	1,936,015

		4,421,845
HONG KONG—37.56%
Agile Property Holdings Ltd.(b)	112,000	141,480
Champion REIT	182,000	76,869
China Overseas Land & Investment Ltd.	308,000	552,075
China Resources Land Ltd.	140,000	253,828
Country Garden Holdings Co. Ltd.	245,000	80,448
Great Eagle Holdings Ltd.	21,000	51,270
Hang Lung Properties Ltd.	154,000	525,502
Henderson Land Development Co. Ltd.	77,000	487,329
Hongkong Land Holdings Ltd.(b)	126,000	590,940
Hopson Development Holdings Ltd.	42,000	52,730
Hysan Development Co. Ltd.	56,000	139,028
Kerry Properties Ltd.	42,000	187,667
Kowloon Development Co. Ltd.(b)	42,000	44,997
KWG Property Holding Ltd.(b)	87,500	53,181
Link REIT (The)	161,000	388,097
New World China Land Ltd.	128,800	39,473
New World Development Co. Ltd.	210,000	346,129
Shenzhen Investment Ltd.	126,000	45,267
Shimao Property Holdings Ltd.	105,000	162,248
Shui On Land Ltd.	115,750	55,148
Sino Land Co. Ltd.	182,000	301,853
Soho China Ltd.	154,000	75,553
Sun Hung Kai Properties Ltd.	147,000	1,898,569
Wharf (Holdings) Ltd. (The)	105,000	521,897

		7,071,578
JAPAN—26.19%
AEON Mall Co. Ltd.	6,300	114,804
Daibiru Corp.	4,200	31,504
Heiwa Real Estate Co. Ltd.	7,000	21,312
Japan Prime Realty Investment Corp.(b)	49	93,779

Japan Real Estate Investment Corp.	35	292,262
Japan Retail Fund Investment Corp.	28	129,723
Kenedix Realty Investment Corp.	21	59,302
Mitsubishi Estate Co. Ltd.	77,000	1,246,881
Mitsui Fudosan Co. Ltd.	70,000	1,185,263
MORI TRUST Sogo REIT Inc.	7	61,850
Nippon Building Fund Inc.	42	369,709
Nomura Real Estate Office Fund Inc.	21	120,920
NTT Urban Development Corp.	98	71,888
ORIX JREIT Inc.	21	103,083
Premier Investment Corp.	7	22,277
Sumitomo Realty & Development Co. Ltd.	35,000	621,973
TOC Co. Ltd.	7,700	30,408
Tokyo Tatemono Co. Ltd.	21,000	82,930
Tokyu Land Corp.	28,000	105,322
TOKYU REIT Inc.	7	31,890
Top REIT Inc.	14	60,692
United Urban Investment Corp.	14	73,046

		4,930,818
NEW ZEALAND—0.21%
Kiwi Income Property Trust	55,447	39,481

		39,481
SINGAPORE—11.90%
Allgreen Properties Ltd.	56,000	46,675
Ascendas Real Estate Investment Trust	140,202	193,761
CapitaCommercial Trust(b)	161,000	121,574
CapitaLand Ltd.	238,000	654,447
CapitaMall Trust Management Ltd.	175,400	211,167
CapitaMalls Asia Ltd.(c)	91,000	149,749
City Developments Ltd.	49,000	374,198
Keppel Land Ltd.	56,000	130,849
Mapletree Logistics Trust	119,000	66,123
Singapore Land Ltd.	14,000	63,829
Suntec REIT	126,000	116,687
Wing Tai Holdings Ltd.	42,000	58,942
Yanlord Land Group Ltd.(b)	42,000	52,659

		2,240,660

TOTAL COMMON STOCKS
(Cost: $21,822,157)		18,704,382

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.25%

MONEY MARKET FUNDS—4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(d)(e)(f)	682,265	682,265
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	115,708	115,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(d)(e)	2,241	2,241

		800,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $800,214)	800,214

TOTAL INVESTMENTS IN SECURITIES—103.59%
(Cost: $22,622,371)	19,504,596
Other Assets, Less Liabilities—(3.59)%	(675,503)

NET ASSETS—100.00%	$18,829,093

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.54%

AUSTRIA—1.84%
CA Immobilien Anlagen AG(a)	7,044	$74,900
conwert Immobilien Invest SE(a)	6,918	80,099

		154,999
BELGIUM—3.85%
Befimmo SCA	1,332	109,419
Cofinimmo SA	996	134,812
Intervest Offices NV	582	18,201
Leasinvest Real Estate SCA	150	13,081
Warehouses De Pauw SCA	708	32,829
Wereldhave Belgium NV	192	16,687

		325,029
FINLAND—1.60%
Citycon OYJ	12,816	51,481
Sponda OYJ(a)(b)	16,260	62,378
Technopolis OYJ	4,758	21,295

		135,154
FRANCE—32.01%
Affine SA	336	7,566
Fonciere des Regions	2,730	272,829
Gecina SA	1,458	145,871
Icade	1,536	149,042
Klepierre	6,894	258,435
Mercialys	3,558	122,227
ProLogis European Properties(a)	14,712	95,762
Societe de la Tour Eiffel	414	29,347
Societe Immobiliere de Location pour I’Industrie et le Commerce	1,020	118,099
Unibail-Rodamco SE	6,888	1,505,029

		2,704,207
GERMANY—3.71%
Alstria Office REIT AG	2,244	25,436
Colonia Real Estate AG(a)	2,352	14,097
Deutsche EuroShop AG	3,030	95,960
Deutsche Wohnen AG Bearer(a)	6,366	65,133
DIC Asset AG	1,872	23,155
GAGFAH SA	7,020	63,980
PATRIZIA Immobilien AG(a)	2,208	9,606
TAG Immobilien AG(a)	2,664	16,292

		313,659
ITALY—0.57%
Beni Stabili SpA	32,010	26,851
Immobiliare Grande Distribuzione SpA	10,482	21,403

		48,254

NETHERLANDS—9.80%
Corio NV	5,958	368,809
Eurocommercial Properties NV	3,144	123,802
Nieuwe Steen Investments NV	3,090	60,473
VastNed Offices/Industrial NV	1,488	25,212
VastNed Retail NV	1,452	98,317
Wereldhave NV	1,674	151,729

		828,342
NORWAY—0.97%
Norwegian Property ASA(a)	35,640	81,759

		81,759
SWEDEN—4.81%
Castellum AB	12,852	117,729
Fabege AB	13,278	79,581
Hufvudstaden AB Class A	6,546	48,595
Klovern AB	9,780	31,972
Kungsleden AB	10,698	71,549
Wihlborgs Fastigheter AB	2,976	57,158

		406,584
SWITZERLAND—5.32%
Allreal Holding AG Registered	432	50,368
PSP Swiss Property AG Registered(a)	3,660	211,628
Swiss Prime Site AG Registered(a)	3,096	175,345
Zueblin Immobilien Holding AG Registered(a)	3,048	12,405

		449,746
UNITED KINGDOM—35.06%
A&J Mucklow Group PLC	1,824	8,798
Big Yellow Group PLC(a)	10,098	50,970
British Land Co. PLC	67,284	472,341
CLS Holdings PLC (a)	1,914	13,832
Daejan Holdings PLC	366	15,606
Derwent London PLC	7,800	163,733
Development Securities PLC	6,336	28,428
F&C Commercial Property Trust Ltd. New	20,421	28,992
Grainger PLC	24,444	51,116
Great Portland Estates PLC	24,150	108,857
Hammerson PLC	54,336	330,162
Helical Bar PLC	8,352	42,023
ING UK Real Estate Income Trust Ltd.	26,862	21,952
Invista Foundation Property Trust Ltd.	25,158	17,335
IRP Property Investments Ltd.	6,486	8,912
ISIS Property Trust Ltd.	4,596	6,591
Land Securities Group PLC	58,932	604,841
Liberty International PLC	48,474	354,974
Minerva PLC(a)	12,648	14,592
Primary Health Properties PLC	4,890	22,724
Quintain Estates and Development PLC(a)	40,050	37,704
SEGRO PLC	57,264	288,126
Shaftesbury PLC	17,496	106,703
St. Modwen Properties PLC	11,856	35,982
Standard Life Investment Property Income Trust PLC	8,988	8,785
UK Commercial Property Trust Ltd.	23,694	29,918
UNITE Group PLC(a)	12,282	56,739
Workspace Group PLC	90,342	31,848

		2,962,584

TOTAL COMMON STOCKS
(Cost: $9,109,838)		8,410,317

Security	Shares	Value

WARRANTS—0.03%

FRANCE—0.03%
Fonciere des Regions (Expires 12/31/10)(a)	2,838	2,209

		2,209

TOTAL WARRANTS
(Cost: $0)		2,209

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	12,577	12,577
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	2,133	2,133
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	880	880

		15,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,590)		15,590

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $9,125,428)		8,428,116
Other Assets, Less Liabilities—0.25%		20,900

NET ASSETS—100.00%		$8,449,016

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.41%

AUSTRALIA—15.43%
BGP Holdings PLC(a)	6,603,392	$918
Bunnings Warehouse Property Trust	297,981	468,803
CFS Retail Property Trust	1,493,069	2,481,704
Commonwealth Property Office Fund	1,573,299	1,272,568
Dexus Property Group	3,854,430	2,843,588
FKP Property Group(b)	707,041	439,917
Goodman Group	4,853,124	2,523,514
GPT Group	7,496,985	3,798,306
ING Industrial Fund(c)	1,723,425	689,340
ING Office Fund	2,206,551	1,196,389
Macquarie CountryWide Trust	1,207,857	606,586
Macquarie Office Trust	3,827,762	1,003,680
Mirvac Group	2,261,017	2,924,121
Stockland Corp. Ltd.	1,926,537	6,387,261
Westfield Group	1,859,641	20,893,186

		47,529,881
AUSTRIA—0.53%
CA Immobilien Anlagen AG(b)(c)	75,371	801,429
conwert Immobilien Invest SE(c)	72,659	841,267

		1,642,696
BELGIUM—1.03%
Befimmo SCA	13,221	1,086,053
Cofinimmo SA	9,379	1,269,479
Intervest Offices NV	6,554	204,969
Leasinvest Real Estate SCA	1,356	118,251
Warehouses De Pauw SCA	6,441	298,661
Wereldhave Belgium NV	2,147	186,603

		3,164,016
CANADA—6.41%
Allied Properties Real Estate Investment Trust	31,075	571,628
Artis Real Estate Investment Trust	26,329	286,641
Boardwalk Real Estate Investment Trust	43,053	1,511,199
Brookfield Properties Corp.	303,066	3,649,307
Calloway Real Estate Investment Trust	67,122	1,247,316
Canadian Apartment Properties Real Estate Investment Trust	53,788	718,351
Canadian Real Estate Investment Trust	53,223	1,398,634
Chartwell Seniors Housing Real Estate Investment Trust	97,745	697,196
Cominar Real Estate Investment Trust	42,714	769,293
Dundee Real Estate Investment Trust	17,176	395,588
Extendicare Real Estate Investment Trust	56,839	495,574
First Capital Realty Inc.	24,521	497,784
H&R Real Estate Investment Trust	119,215	1,881,930
InnVest Real Estate Investment Trust	70,625	385,770
Killam Properties Inc.	19,097	149,657
Morguard Real Estate Investment Trust	34,465	429,883

Northern Property Real Estate Investment Trust	16,950	363,498
Primaris Retail Real Estate Investment Trust	50,398	797,003
RioCan Real Estate Investment Trust	194,925	3,492,368

		19,738,620
FINLAND—0.46%
Citycon OYJ	140,459	564,218
Sponda OYJ(b)(c)	172,551	661,951
Technopolis OYJ	46,556	208,368

		1,434,537
FRANCE—9.09%
Affine SA	2,938	66,156
Fonciere des Regions	28,476	2,845,818
Gecina SA	15,368	1,537,547
Icade	16,159	1,567,947
Klepierre(b)	71,981	2,698,348
Mercialys	37,064	1,273,245
ProLogis European Properties(c)	135,939	884,845
Societe de la Tour Eiffel	4,294	304,391
Societe Immobiliere de Location pour I’Industrie et le Commerce	10,622	1,229,845
Unibail-Rodamco SE(b)	71,303	15,579,715

		27,987,857
GERMANY—1.02%
Alstria Office REIT AG	23,278	263,857
Colonia Real Estate AG(c)	23,843	142,902
Deutsche EuroShop AG	29,606	937,622
Deutsche Wohnen AG Bearer(c)	66,670	682,129
DIC Asset AG	19,436	240,407
GAGFAH SA	73,111	666,326
PATRIZIA Immobilien AG(c)	22,939	99,797
TAG Immobilien AG(c)	15,933	97,443

		3,130,483
HONG KONG—24.72%
Agile Property Holdings Ltd.(b)	1,130,000	1,427,433
Champion REIT(b)	1,921,000	811,352
China Overseas Land & Investment Ltd.	3,390,480	6,077,271
China Resources Land Ltd.(b)	1,582,000	2,868,252
Country Garden Holdings Co. Ltd.(b)	2,599,000	853,404
Great Eagle Holdings Ltd.	226,000	551,766
Hang Lung Properties Ltd.	1,695,000	5,783,940
Henderson Land Development Co. Ltd.	904,000	5,721,372
Hongkong Land Holdings Ltd.(b)	1,356,000	6,359,640
Hopson Development Holdings Ltd.	452,000	567,481
Hysan Development Co. Ltd.	565,000	1,402,696
Kerry Properties Ltd.(b)	452,000	2,019,650
Kowloon Development Co. Ltd.	452,000	484,250
KWG Property Holding Ltd.(b)	595,993	362,236
Link REIT (The)	1,751,500	4,222,058
New World China Land Ltd.	1,310,800	401,718
New World Development Co. Ltd.	2,260,000	3,725,003
Shenzhen Investment Ltd.	1,356,000	487,161
Shimao Property Holdings Ltd.	1,130,000	1,746,095
Shui On Land Ltd.	1,186,800	565,441
Sino Land Co. Ltd.	1,808,000	2,998,627
Soho China Ltd.	1,314,797	645,048
Sun Hung Kai Properties Ltd.	1,582,000	20,432,223
Wharf (Holdings) Ltd. (The)	1,130,000	5,616,606

		76,130,723

ITALY—0.17%
Beni Stabili SpA	350,526	294,033
Immobiliare Grande Distribuzione SpA	111,644	227,959

		521,992
JAPAN—16.90%
AEON Mall Co. Ltd.	79,100	1,441,434
Daibiru Corp.	56,500	423,805
Heiwa Real Estate Co. Ltd.	113,000	344,030
Japan Prime Realty Investment Corp.(b)	565	1,081,325
Japan Real Estate Investment Corp.	339	2,830,765
Japan Retail Fund Investment Corp.	339	1,570,570
Kenedix Realty Investment Corp.	226	638,200
Mitsubishi Estate Co. Ltd.	791,000	12,808,869
Mitsui Fudosan Co. Ltd.	678,000	11,480,117
MORI TRUST Sogo REIT Inc.	113	998,434
Nippon Building Fund Inc.	452	3,978,777
Nomura Real Estate Office Fund Inc.	226	1,301,329
NTT Urban Development Corp.	1,243	911,803
ORIX JREIT Inc.	226	1,109,371
Premier Investment Corp.	113	359,611
Sumitomo Realty & Development Co. Ltd.	339,000	6,024,257
TOC Co. Ltd.	101,700	401,617
Tokyo Tatemono Co. Ltd.	226,000	892,483
Tokyu Land Corp.	339,000	1,275,153
TOKYU REIT Inc.	113	514,798
Top REIT Inc.	113	489,868
United Urban Investment Corp.	226	1,179,174

		52,055,790
NETHERLANDS—2.72%
Corio NV	64,636	4,001,060
Eurocommercial Properties NV	27,911	1,099,059
Nieuwe Steen Investments NV	28,250	552,866
VastNed Offices/Industrial NV	15,255	258,473
VastNed Retail NV	14,690	994,681
Wereldhave NV	16,385	1,485,114

		8,391,253
NEW ZEALAND—0.15%
Kiwi Income Property Trust	640,371	455,976

		455,976
NORWAY—0.28%
Norwegian Property ASA(c)	370,753	850,520

		850,520
SINGAPORE—7.77%
Allgreen Properties Ltd.	791,000	659,284
Ascendas Real Estate Investment Trust	1,582,402	2,186,899
CapitaCommercial Trust	1,695,000	1,279,929
CapitaLand Ltd.	2,599,000	7,146,671
CapitaMall Trust Management Ltd.	1,921,400	2,313,208
CapitaMalls Asia Ltd.(c)	1,017,000	1,673,567
City Developments Ltd.	452,000	3,451,783
Keppel Land Ltd.(b)	565,000	1,320,178
Mapletree Logistics Trust	1,362,750	757,218
Singapore Land Ltd.(b)	113,000	515,191
Suntec REIT(b)	1,356,000	1,255,779
Wing Tai Holdings Ltd.(b)	565,000	792,912
Yanlord Land Group Ltd.(b)	452,000	566,711

		23,919,330

SWEDEN—1.36%
Castellum AB	132,888	1,217,304
Fabege AB	137,069	821,510
Hufvudstaden AB Class A	64,862	481,513
Klovern AB	101,926	333,210
Kungsleden AB	111,983	748,953
Wihlborgs Fastigheter AB	30,510	585,980

		4,188,470
SWITZERLAND—1.52%
Allreal Holding AG Registered	5,198	606,047
PSP Swiss Property AG Registered(c)	37,403	2,162,710
Swiss Prime Site AG Registered(c)	31,866	1,804,763
Zueblin Immobilien Holding AG Registered(c)	28,250	114,972

		4,688,492
UNITED KINGDOM—9.85%
A&J Mucklow Group PLC	4,972	23,981
Big Yellow Group PLC(c)	106,785	539,004
British Land Co. PLC(b)	698,453	4,903,220
CLS Holdings PLC(c)	25,086	181,292
Daejan Holdings PLC	3,842	163,822
Derwent London PLC	82,151	1,724,468
Development Securities PLC	70,512	316,368
Grainger PLC	258,092	539,704
Great Portland Estates PLC	254,928	1,149,101
Hammerson PLC	564,209	3,428,304
Helical Bar PLC	86,897	437,225
ING UK Real Estate Income Trust Ltd.	271,313	221,723
Invista Foundation Property Trust Ltd.	266,454	183,595
IRP Property Investments Ltd.	11,865	16,303
ISIS Property Trust Ltd.	9,944	14,261
Land Securities Group PLC	610,991	6,270,828
Liberty International PLC	505,223	3,699,732
Minerva PLC(c)	138,199	159,444
Primary Health Properties PLC	50,059	232,622
Quintain Estates and Development PLC(c)	426,688	401,688
SEGRO PLC	594,380	2,990,644
Shaftesbury PLC	183,964	1,121,948
St. Modwen Properties PLC	124,526	377,930
Standard Life Investment Property Income Trust PLC	25,877	25,294
UK Commercial Property Trust Ltd.	226,791	286,367
UNITE Group PLC(c)	131,080	605,553
Workspace Group PLC	925,583	326,294

		30,340,715

TOTAL COMMON STOCKS
(Cost: $291,467,353)		306,171,351

Security	Shares	Value

WARRANTS—0.01%

FRANCE—0.01%
Fonciere des Regions (Expires 12/31/10)(b)(c)	28,408	22,112

		22,112

TOTAL WARRANTS
(Cost: $0)		22,112

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.32%

MONEY MARKET FUNDS—9.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(d)(e)(f)	24,482,028	24,482,028
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	4,151,997	4,151,997
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(d)(e)	79,143	79,143

		28,713,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,713,168)		28,713,168

TOTAL INVESTMENTS IN SECURITIES—108.74%
(Cost: $320,180,521)		334,906,631
Other Assets, Less Liabilities—(8.74)%		(26,926,615)

NET ASSETS—100.00%		$307,980,016

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.65%

CANADA—10.05%
Allied Properties Real Estate Investment Trust	988	$18,174
Artis Real Estate Investment Trust	932	10,147
Boardwalk Real Estate Investment Trust	1,220	42,823
Brookfield Properties Corp.	9,392	113,092
Calloway Real Estate Investment Trust	2,061	38,299
Canadian Apartment Properties Real Estate Investment Trust	1,696	22,650
Canadian Real Estate Investment Trust	1,652	43,412
Chartwell Seniors Housing Real Estate Investment Trust	3,184	22,711
Cominar Real Estate Investment Trust	1,361	24,512
Dundee Real Estate Investment Trust	664	15,293
Extendicare Real Estate Investment Trust	1,736	15,136
First Capital Realty Inc.	952	19,326
H&R Real Estate Investment Trust	3,700	58,408
InnVest Real Estate Investment Trust	2,180	11,908
Killam Properties Inc.	956	7,492
Morguard Real Estate Investment Trust	1,080	13,471
Northern Property Real Estate Investment Trust	588	12,610
Primaris Retail Real Estate Investment Trust	1,556	24,607
RioCan Real Estate Investment Trust	6,008	107,642

		621,713
UNITED STATES—89.60%
Acadia Realty Trust	996	15,866
Agree Realty Corp.	204	3,996
Alexander’s Inc.(a)	49	14,322
Alexandria Real Estate Equities Inc.	1,105	66,002
AMB Property Corp.	3,661	87,864
American Campus Communities Inc.	1,304	33,461
Apartment Investment and Management Co. Class A	2,912	44,728
Ashford Hospitality Trust Inc.(a)(b)	1,669	8,796
Associated Estates Realty Corp.	525	6,200
AvalonBay Communities Inc.	2,036	155,978
BioMed Realty Trust Inc.	2,424	35,318
Boston Properties Inc.	3,461	224,515
Brandywine Realty Trust	3,204	35,981
BRE Properties Inc. Class A	1,368	43,872
Camden Property Trust	1,600	62,032
CBL & Associates Properties Inc.	3,437	34,370
Cedar Shopping Centers Inc.	1,300	9,074
Colonial Properties Trust	1,652	18,189
Corporate Office Properties Trust	1,448	51,679
Corrections Corp. of America(a)	2,872	53,735
Cousins Properties Inc.	2,475	18,959
DCT Industrial Trust Inc.	5,176	25,621
Developers Diversified Realty Corp.	4,901	40,433
DiamondRock Hospitality Co.(a)	3,048	24,811
Digital Realty Trust Inc.	1,912	91,776

Douglas Emmett Inc.	1,734	23,981
Duke Realty Corp.	5,612	63,528
DuPont Fabros Technology Inc.	1,049	17,434
EastGroup Properties Inc.	649	24,831
Education Realty Trust Inc.	1,324	6,991
Entertainment Properties Trust	1,046	36,516
Equity Lifestyle Properties Inc.	757	36,578
Equity One Inc.	1,076	18,023
Equity Residential	6,904	221,273
Essex Property Trust Inc.	728	58,014
Extra Space Storage Inc.	2,156	24,471
Federal Realty Investment Trust	1,524	98,115
FelCor Lodging Trust Inc.(a)	1,616	6,108
First Industrial Realty Trust Inc.(a)	1,548	7,926
First Potomac Realty Trust	772	10,499
Forest City Enterprises Inc. Class A(a)	3,332	37,685
Franklin Street Properties Corp.	1,988	24,969
Getty Realty Corp.	465	10,030
Government Properties Income Trust	586	13,601
HCP Inc.	7,336	207,976
Health Care REIT Inc.	3,076	132,268
Healthcare Realty Trust Inc.	1,468	30,784
Hersha Hospitality Trust	2,254	8,205
Highwoods Properties Inc.	1,781	53,804
Hilltop Holdings Inc.(a)	1,057	11,965
Home Properties Inc.	837	37,104
Hospitality Properties Trust	3,096	68,484
Host Hotels & Resorts Inc.(a)	15,415	163,399
HRPT Properties Trust	5,573	37,172
Inland Real Estate Corp.	2,112	17,825
Investors Real Estate Trust	1,860	16,238
Kilroy Realty Corp.	1,077	31,115
Kimco Realty Corp.	10,044	126,755
Kite Realty Group Trust	1,581	5,992
LaSalle Hotel Properties	1,580	31,837
Lexington Realty Trust	3,036	18,064
Liberty Property Trust	2,800	85,120
LTC Properties Inc.	584	14,822
Macerich Co. (The)	2,420	74,657
Mack-Cali Realty Corp.	1,960	63,935
Medical Properties Trust Inc.	2,000	20,020
Mid-America Apartment Communities Inc.	721	33,829
National Health Investors Inc.	692	23,542
National Healthcare Corp.	256	9,400
National Retail Properties Inc.	2,064	41,693
Nationwide Health Properties Inc.	2,808	92,552
Omega Healthcare Investors Inc.	2,144	40,114
Orient-Express Hotels Ltd. Class A(a)	2,210	21,570
Parkway Properties Inc.	541	11,269
Pebblebrook Hotel Trust(a)	454	9,361
Pennsylvania Real Estate Investment Trust	1,100	9,856
Post Properties Inc.	1,213	21,652
ProLogis	11,820	148,932
PS Business Parks Inc.	460	22,025
Public Storage	3,188	252,426
Ramco-Gershenson Properties Trust	784	7,464
Realty Income Corp.(b)	2,616	73,065

Regency Centers Corp.	2,204	73,812
Saul Centers Inc.	337	12,011
Senior Housing Properties Trust	3,184	66,386
Simon Property Group Inc.	7,115	512,280
SL Green Realty Corp.	1,921	87,386
Sovran Self Storage Inc.	685	23,222
Sun Communities Inc.	472	8,548
Sunstone Hotel Investors Inc.(a)	2,458	21,114
Tanger Factory Outlet Centers Inc.	1,005	38,492
Taubman Centers Inc.	989	31,312
UDR Inc.	3,837	59,704
Universal Health Realty Income Trust	296	9,827
Urstadt Biddle Properties Inc. Class A	378	5,666
U-Store-It Trust	2,320	16,054
Ventas Inc.	3,912	165,086
Vornado Realty Trust	4,496	290,801
Washington Real Estate Investment Trust	1,500	39,285
Weingarten Realty Investors	3,000	56,010
Winthrop Realty Trust	389	4,843

		5,546,281

TOTAL COMMON STOCKS
(Cost: $6,700,341)		6,167,994

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.39%

MONEY MARKET FUNDS—0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	12,267	12,267
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	2,080	2,080
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	9,921	9,921

		24,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,268)		24,268

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $6,724,609)		6,192,262
Other Assets, Less Liabilities—(0.04)%		(2,485)

NET ASSETS—100.00%		$6,189,777

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.22%
Omnicom Group Inc.	6,142	$216,813

		216,813
AEROSPACE & DEFENSE—0.05%
Spirit AeroSystems Holdings Inc. Class A(a)	2,145	46,010

		46,010
AIRLINES—0.29%
AMR Corp.(a)	6,605	45,707
Continental Airlines Inc. Class B(a)	2,837	52,172
JetBlue Airways Corp.(a)	4,351	21,494
Southwest Airlines Co.	14,699	166,540

		285,913
APPAREL—0.84%
Coach Inc.	6,332	220,860
Deckers Outdoor Corp.(a)	252	24,739
Liz Claiborne Inc.(a)	1,854	9,029
Nike Inc. Class B	5,786	368,857
Phillips-Van Heusen Corp.	1,005	39,486
Timberland Co. Class A(a)	666	11,455
VF Corp.	2,216	159,618

		834,044
AUTO PARTS & EQUIPMENT—0.50%
BorgWarner Inc.(a)	2,339	82,076
Johnson Controls Inc.	13,263	369,109
Modine Manufacturing Co.(a)	828	7,874
WABCO Holdings Inc.	1,251	32,338

		491,397
BANKS—7.33%
Bank of Hawaii Corp.	940	42,751
Bank of New York Mellon Corp. (The)	23,809	692,604
BB&T Corp.	13,590	378,753
Cathay General Bancorp	1,202	11,515
Comerica Inc.	3,040	104,910
Fifth Third Bancorp	15,790	196,428
First Horizon National Corp.(a)	4,492	58,171
Heartland Financial USA Inc.(b)	322	4,492
KeyCorp	17,698	127,072
M&T Bank Corp.	2,345	172,944
Northern Trust Corp.	4,765	240,728
PNC Financial Services Group Inc. (The)(c)	9,119	505,466
Popular Inc.	12,485	26,843
Regions Financial Corp.	23,506	149,263

State Street Corp.	9,785	419,581
SunTrust Banks Inc.	9,938	241,792
Synovus Financial Corp.	9,635	26,593
U.S. Bancorp	37,563	942,080
Umpqua Holdings Corp.	1,683	20,802
Wells Fargo & Co.	101,356	2,881,551

		7,244,339
BEVERAGES—1.95%
Green Mountain Coffee Roasters Inc.(a)	875	74,217
Peet’s Coffee & Tea Inc.(a)	258	8,437
PepsiCo Inc.	31,034	1,850,247

		1,932,901
BIOTECHNOLOGY—2.15%
Affymetrix Inc.(a)	1,377	7,271
Amgen Inc.(a)	20,242	1,183,752
Biogen Idec Inc.(a)	5,718	307,285
Genzyme Corp.(a)	5,253	285,028
Illumina Inc.(a)	2,493	91,468
Life Technologies Corp.(a)	3,508	174,383
Millipore Corp.(a)	1,109	76,488

		2,125,675
BUILDING MATERIALS—0.17%
Apogee Enterprises Inc.	542	7,458
Masco Corp.	7,252	98,337
Owens Corning(a)	1,918	49,350
Simpson Manufacturing Co. Inc.	719	17,731

		172,876
CHEMICALS—1.36%
Air Products and Chemicals Inc.	4,178	317,361
Airgas Inc.	1,236	52,233
Ecolab Inc.	4,660	204,574
H.B. Fuller Co.	949	18,999
Lubrizol Corp.	1,362	100,366
Minerals Technologies Inc.	372	17,782
Praxair Inc.	6,113	460,431
Sigma-Aldrich Corp.	2,418	115,701
Valspar Corp. (The)	2,045	54,152
Zoltek Companies Inc.(a)	671	5,603

		1,347,202
COMMERCIAL SERVICES—0.86%
Capella Education Co.(a)	244	17,905
Convergys Corp.(a)	2,385	25,519
Cross Country Healthcare Inc.(a)	596	5,400
Deluxe Corp.	1,001	18,629
DeVry Inc.	1,402	85,606
Kelly Services Inc. Class A(a)	616	8,082
Manpower Inc.	1,572	81,414
McKesson Corp.	5,278	310,452
Monster Worldwide Inc.(a)	2,463	38,398
PHH Corp.(a)	1,013	17,667
Quanta Services Inc.(a)	4,065	74,064
R.R. Donnelley & Sons Co.	4,130	81,857
Robert Half International Inc.	3,053	82,187
Team Inc.(a)	370	6,601

		853,781

COMPUTERS—7.18%
Dell Inc.(a)	38,817	500,739
Echelon Corp.(a)(b)	594	5,043
EMC Corp.(a)	40,429	673,951
FactSet Research Systems Inc.	692	43,596
Hewlett-Packard Co.	47,302	2,226,505
Imation Corp.(a)	736	6,580
International Business Machines Corp.	26,197	3,206,251
Lexmark International Inc. Class A(a)	1,534	39,562
NetApp Inc.(a)	6,684	194,705
Palm Inc.(a)(b)	3,315	34,443
Seagate Technology	9,872	165,159

		7,096,534
COSMETICS & PERSONAL CARE—4.86%
Alberto-Culver Co.	1,910	54,225
Avon Products Inc.	8,464	255,105
Colgate-Palmolive Co.	9,895	791,897
Estee Lauder Companies Inc. (The) Class A	2,341	122,949
Procter & Gamble Co. (The)	58,101	3,576,117

		4,800,293
DISTRIBUTION & WHOLESALE—0.39%
Fastenal Co.(b)	2,970	123,196
Genuine Parts Co.	3,156	118,918
W.W. Grainger Inc.	1,475	146,438

		388,552
DIVERSIFIED FINANCIAL SERVICES—2.86%
American Express Co.	23,518	885,688
BlackRock Inc.(c)	428	91,515
Capital One Financial Corp.	8,962	330,339
Charles Schwab Corp. (The)	22,833	417,616
CME Group Inc.	1,328	380,897
Franklin Resources Inc.	3,448	341,455
NYSE Euronext Inc.	5,154	120,655
T. Rowe Price Group Inc.	5,072	251,673
TradeStation Group Inc.(a)	415	2,934

		2,822,772
ELECTRIC—0.89%
Alliant Energy Corp.	2,241	69,919
Avista Corp.	1,063	21,664
Calpine Corp.(a)	6,681	73,157
Cleco Corp.	1,184	30,689
Consolidated Edison Inc.	5,563	243,326
IDACORP Inc.	921	28,873
ITC Holdings Corp.	1,015	54,526
MGE Energy Inc.	446	14,910
Northeast Utilities	3,462	87,658
NSTAR	2,104	72,251
OGE Energy Corp.	1,952	70,701
Ormat Technologies Inc.	352	12,116
Pepco Holdings Inc.	4,456	73,168
Portland General Electric Co.	1,472	28,704

		881,662
ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
American Superconductor Corp.(a)	873	33,191

AMETEK Inc.	2,162	78,783
Emerson Electric Co.	14,960	621,438
Energy Conversion Devices Inc.(a)	858	7,816
General Cable Corp.(a)	1,015	29,536
Hubbell Inc. Class B	1,003	43,189
Molex Inc.	1,400	28,224
SunPower Corp. Class A(a)	1,062	21,654

		863,831
ELECTRONICS—0.69%
Arrow Electronics Inc.(a)	2,418	63,521
Brady Corp. Class A	1,010	28,543
Dionex Corp.(a)	345	24,098
Itron Inc.(a)	807	49,663
Thermo Fisher Scientific Inc.(a)	8,095	373,584
Thomas & Betts Corp.(a)	1,045	35,279
Waters Corp.(a)	1,879	107,065

		681,753
ENERGY- ALTERNATE SOURCES—0.15%
Clean Energy Fuels Corp.(a)(b)	582	9,743
First Solar Inc.(a)(b)	1,257	142,418

		152,161
ENGINEERING & CONSTRUCTION—0.05%
EMCOR Group Inc.(a)	1,281	30,821
Granite Construction Inc.	758	23,407

		54,228
ENVIRONMENTAL CONTROL—0.21%
Calgon Carbon Corp.(a)	1,068	14,301
Darling International Inc.(a)	1,599	12,456
Nalco Holding Co.	2,702	63,713
Stericycle Inc.(a)	1,675	88,658
Tetra Tech Inc.(a)	1,180	26,715

		205,843
FOOD—3.13%
Campbell Soup Co.	5,106	169,060
Dean Foods Co.(a)	3,654	64,420
Flowers Foods Inc.	1,819	44,184
General Mills Inc.	6,497	463,301
H.J. Heinz Co.	6,248	272,600
Hain Celestial Group Inc.(a)	796	12,728
Hershey Co. (The)	3,317	120,838
J.M. Smucker Co. (The)	2,191	131,613
Kellogg Co.	5,631	306,439
Kraft Foods Inc. Class A	29,189	807,368
McCormick & Co. Inc. NVS	2,307	83,744
Safeway Inc.	7,990	179,375
Sysco Corp.	11,680	326,923
Tootsie Roll Industries Inc.	537	13,978
United Natural Foods Inc.(a)	834	22,610
Whole Foods Market Inc.(a)	2,829	77,005

		3,096,186
FOREST PRODUCTS & PAPER—0.33%
Domtar Corp.(a)	861	41,819
MeadWestvaco Corp.	3,444	82,897
Rock-Tenn Co. Class A	560	23,906

Wausau Paper Corp.(a)	963	8,494
Weyerhaeuser Co.	4,164	166,144

		323,260
GAS—0.46%
AGL Resources Inc.	1,504	53,076
Atmos Energy Corp.	1,788	49,385
Energen Corp.	1,452	63,815
New Jersey Resources Corp.	821	29,958
Nicor Inc.	880	35,658
NiSource Inc.	5,524	78,717
Northwest Natural Gas Co.	521	22,596
Piedmont Natural Gas Co.	1,445	37,093
UGI Corp.	2,160	52,942
WGL Holdings Inc.	974	30,905

		454,145
HAND & MACHINE TOOLS—0.27%
Baldor Electric Co.	905	22,335
Black & Decker Corp. (The)	1,183	76,493
Lincoln Electric Holdings Inc.	829	40,480
Snap-on Inc.	1,137	46,481
Stanley Works (The)	1,587	81,334

		267,123
HEALTH CARE - PRODUCTS—7.25%
Baxter International Inc.	11,980	689,928
Beckman Coulter Inc.	1,372	89,688
Becton, Dickinson and Co.	4,753	358,234
Edwards Lifesciences Corp.(a)	1,139	102,077
Gen-Probe Inc.(a)	1,017	43,660
Henry Schein Inc.(a)	1,764	95,344
Hill-Rom Holdings Inc.	1,219	28,488
IDEXX Laboratories Inc.(a)	1,161	60,941
Intuitive Surgical Inc.(a)	755	247,685
Invacare Corp.	607	15,199
Johnson & Johnson	55,004	3,457,551
Medtronic Inc.	21,915	939,934
Patterson Companies Inc.(a)	2,454	70,086
St. Jude Medical Inc.(a)	6,619	249,735
Stryker Corp.	5,895	306,068
TECHNE Corp.	731	47,968
Varian Medical Systems Inc.(a)	2,458	123,613
Zimmer Holdings Inc.(a)	4,255	239,642

		7,165,841
HEALTH CARE - SERVICES—0.99%
Health Management Associates Inc. Class A(a)	4,764	31,633
Humana Inc.(a)	3,362	163,460
Molina Healthcare Inc.(a)	202	4,494
Quest Diagnostics Inc.	3,679	204,810
WellPoint Inc.(a)	9,079	578,514

		982,911
HOME BUILDERS—0.11%
KB Home	1,724	26,343
Pulte Homes Inc.(a)	7,429	78,153

		104,496

HOME FURNISHINGS—0.16%
Harman International Industries Inc.	1,360	48,348
Whirlpool Corp.	1,455	109,387

		157,735
HOUSEHOLD PRODUCTS & WARES—0.88%
Avery Dennison Corp.	2,270	73,798
Church & Dwight Co. Inc.	1,409	84,949
Clorox Co. (The)	2,750	162,717
Kimberly-Clark Corp.	8,235	489,077
Tupperware Brands Corp.	1,275	54,137
WD-40 Co.	323	9,939

		874,617
INSURANCE—2.55%
Aflac Inc.	9,236	447,299
Chubb Corp.	6,765	338,250
CIGNA Corp.	5,398	182,290
Cincinnati Financial Corp.	3,291	86,849
Erie Indemnity Co. Class A	766	29,874
Hartford Financial Services Group Inc. (The)	7,611	182,588
Lincoln National Corp.	5,998	147,431
Phoenix Companies Inc. (The)(a)	2,261	5,313
Principal Financial Group Inc.	6,329	145,883
Progressive Corp. (The)	13,390	222,006
StanCorp Financial Group Inc.	961	41,304
Travelers Companies Inc. (The)	10,821	548,300
Unum Group	6,566	128,497
Wesco Financial Corp.	31	10,943

		2,516,827
INTERNET—4.70%
Amazon.com Inc.(a)	6,586	825,950
eBay Inc.(a)	25,572	588,667
Google Inc. Class A(a)	4,674	2,474,509
Netflix Inc.(a)(b)	1,077	67,043
Symantec Corp.(a)	16,054	272,115
Yahoo! Inc.(a)	27,647	414,981

		4,643,265
INVESTMENT COMPANIES—0.00%
Medallion Financial Corp.	342	2,746

		2,746
IRON & STEEL—0.27%
Nucor Corp.	6,210	253,368
Schnitzer Steel Industries Inc. Class A	426	17,253

		270,621
LEISURE TIME—0.11%
Harley-Davidson Inc.(b)	4,624	105,150

		105,150
LODGING—0.04%
Choice Hotels International Inc.	1,186	37,644

		37,644
MACHINERY—0.89%
Cummins Inc.	4,012	181,182
Deere & Co.	8,372	418,181
Gardner Denver Inc.	1,011	40,288

Graco Inc.	1,171	31,254
Kadant Inc.(a)	240	3,653
Nordson Corp.	491	27,761
Rockwell Automation Inc.	2,804	135,265
Tennant Co.	367	8,782
Wabtec Corp.	930	35,647

		882,013
MANUFACTURING—2.06%
A.O. Smith Corp.	518	22,056
CLARCOR Inc.	991	32,089
Cooper Industries PLC	3,306	141,827
Donaldson Co. Inc.	1,517	58,010
Eastman Kodak Co.(a)	5,248	31,750
Illinois Tool Works Inc.	9,900	431,541
Leggett & Platt Inc.	3,022	55,182
Pall Corp.	2,315	79,798
SPX Corp.	997	54,277
3M Co.	14,030	1,129,275

		2,035,805
MEDIA—1.29%
Discovery Communications Inc. Series A(a)	2,699	80,052
John Wiley & Sons Inc. Class A	959	40,038
New York Times Co. (The) Class A(a)	2,823	36,473
Scholastic Corp.	512	15,309
Walt Disney Co. (The)	36,755	1,086,110
Washington Post Co. (The) Class B	47	20,427

		1,278,409
METAL FABRICATE & HARDWARE—0.07%
Timken Co. (The)	1,886	42,265
Worthington Industries Inc.	1,549	22,414

		64,679
MINING—0.26%
Alcoa Inc.	19,307	245,778
Horsehead Holding Corp.(a)	853	8,359

		254,137
OFFICE & BUSINESS EQUIPMENT—0.24%
Pitney Bowes Inc.	4,181	87,467
Xerox Corp.	17,291	150,778

		238,245
OFFICE FURNISHINGS—0.07%
Herman Miller Inc.	1,167	19,711
HNI Corp.	869	21,742
Interface Inc. Class A	1,104	8,953
Knoll Inc.	919	10,348
Steelcase Inc. Class A	1,144	8,100

		68,854
OIL & GAS—4.19%
Apache Corp.	6,589	650,796
Chesapeake Energy Corp.	12,712	315,003
Devon Energy Corp.	8,801	588,875
Diamond Offshore Drilling Inc.	1,372	125,579
EOG Resources Inc.	4,994	451,557
EQT Corp.	2,562	112,779

Helmerich & Payne Inc.	2,123	88,805
Hess Corp.	6,482	374,595
Newfield Exploration Co.(a)	2,622	128,321
Noble Energy Inc.	3,413	252,357
Pioneer Natural Resources Co.	2,251	98,999
Quicksilver Resources Inc.(a)	994	13,210
Southwestern Energy Co.(a)	6,804	291,756
Ultra Petroleum Corp.(a)	3,018	138,647
XTO Energy Inc.	11,490	512,109

		4,143,388
OIL & GAS SERVICES—0.68%
Cameron International Corp.(a)	4,809	181,107
National Oilwell Varco Inc.	8,275	338,448
Smith International Inc.	4,937	149,690

		669,245
PACKAGING & CONTAINERS—0.18%
Bemis Co. Inc.	2,175	61,031
Sealed Air Corp.	3,204	63,567
Sonoco Products Co.	1,964	54,521

		179,119
PHARMACEUTICALS—3.84%
Allergan Inc.	6,098	350,635
Amylin Pharmaceuticals Inc.(a)	2,842	51,099
Cubist Pharmaceuticals Inc.(a)	848	17,376
Endo Pharmaceuticals Holdings Inc.(a)	2,293	46,112
Gilead Sciences Inc.(a)	17,838	861,040
Hospira Inc.(a)	3,200	162,048
Merck & Co. Inc.	60,427	2,307,103

		3,795,413
PIPELINES—0.74%
National Fuel Gas Co.	1,619	75,963
Questar Corp.	3,440	142,691
Spectra Energy Corp.	12,741	270,746
Williams Companies Inc. (The)	11,498	239,618

		729,018
REAL ESTATE—0.15%
CB Richard Ellis Group Inc. Class A(a)	5,762	70,873
Forest City Enterprises Inc. Class A(a)	2,697	30,503
Jones Lang LaSalle Inc.	851	48,516

		149,892
REAL ESTATE INVESTMENT TRUSTS—0.50%
AMB Property Corp.	2,906	69,744
Boston Properties Inc.	2,754	178,652
Liberty Property Trust	2,218	67,427
ProLogis	9,390	118,314
Regency Centers Corp.	1,750	58,608

		492,745
RETAIL—8.92%
AutoZone Inc.(a)	738	114,412
Bed Bath & Beyond Inc.(a)	5,158	199,615
Best Buy Co. Inc.	8,258	302,656
CarMax Inc.(a)	4,353	89,802
Charming Shoppes Inc.(a)	2,255	13,102

Costco Wholesale Corp.	8,556	491,371
CVS Caremark Corp.	27,942	904,483
Darden Restaurants Inc.	2,812	103,932
Family Dollar Stores Inc.	2,749	84,889
Foot Locker Inc.	3,042	34,344
Gap Inc. (The)	10,311	196,734
Home Depot Inc. (The)	33,469	937,467
J.C. Penney Co. Inc.	4,687	116,378
Kohl’s Corp.(a)	6,041	304,285
Limited Brands Inc.	6,378	121,310
Lowe’s Companies Inc.	28,979	627,395
McDonald’s Corp.	21,393	1,335,565
Men’s Wearhouse Inc. (The)	1,005	20,251
Nordstrom Inc.	4,305	148,695
Nu Skin Enterprises Inc. Class A	925	21,497
Office Depot Inc.(a)	5,375	30,530
Pep Boys - Manny, Moe & Jack (The)	1,018	8,500
RadioShack Corp.	2,446	47,746
Staples Inc.	14,319	335,924
Starbucks Corp.(a)	14,681	319,899
Target Corp.	14,949	766,435
Tiffany & Co.	2,498	101,444
TJX Companies Inc. (The)	8,401	319,322
Under Armour Inc. Class A(a)	559	14,199
Walgreen Co.	19,552	704,850

		8,817,032
SAVINGS & LOANS—0.28%
Hudson City Bancorp Inc.	10,320	136,946
NewAlliance Bancshares Inc.	2,097	24,409
People’s United Financial Inc.	6,860	110,926

		272,281
SEMICONDUCTORS—3.97%
Advanced Micro Devices Inc.(a)	13,243	98,793
Analog Devices Inc.	5,763	155,370
Applied Materials Inc.	26,362	321,089
Cree Inc.(a)	2,070	115,734
Entegris Inc.(a)	2,647	9,635
Intel Corp.	110,254	2,138,928
Lam Research Corp.(a)	2,529	83,482
LSI Corp.(a)	13,035	65,045
Micron Technology Inc.(a)	16,756	146,112
National Semiconductor Corp.	4,715	62,521
Novellus Systems Inc.(a)	1,912	39,961
Texas Instruments Inc.	24,993	562,343
Xilinx Inc.	5,485	129,336

		3,928,349
SOFTWARE—6.83%
Adobe Systems Inc.(a)	10,395	335,759
Advent Software Inc.(a)	491	18,535
Autodesk Inc.(a)	4,559	108,459
Automatic Data Processing Inc.	9,945	405,657
BMC Software Inc.(a)	3,659	141,384
Cerner Corp.(a)	1,599	120,964
Compuware Corp.(a)	4,818	36,569
Electronic Arts Inc.(a)	6,466	105,266
IMS Health Inc.	3,574	77,341
Microsoft Corp.	176,356	4,969,712

Novell Inc.(a)	6,756	30,199
Paychex Inc.	7,253	210,264
Red Hat Inc.(a)	2,797	76,134
Salesforce.com Inc.(a)	1,835	116,614

		6,752,857
TELECOMMUNICATIONS—6.96%
Adaptec Inc.(a)	2,366	7,193
ADC Telecommunications Inc.(a)	1,884	10,004
Cisco Systems Inc.(a)	114,830	2,580,230
Corning Inc.	30,799	556,846
Frontier Communications Corp.	6,091	46,353
Leap Wireless International Inc.(a)	1,135	14,971
MetroPCS Communications Inc.(a)	5,314	29,918
Plantronics Inc.	956	25,258
Polycom Inc.(a)	1,629	36,538
QUALCOMM Inc.	32,948	1,291,232
Qwest Communications International Inc.	34,155	143,793
Sprint Nextel Corp.(a)	57,602	188,935
Tellabs Inc.(a)	7,642	49,138
3Com Corp.(a)	7,637	56,896
Verizon Communications Inc.	56,504	1,662,348
Virgin Media Inc.	6,473	91,852
Windstream Corp.	8,861	91,357

		6,882,862
TOYS, GAMES & HOBBIES—0.14%
Mattel Inc.	7,182	141,629

		141,629
TRANSPORTATION—2.52%
Arkansas Best Corp.	493	11,112
C.H. Robinson Worldwide Inc.	3,370	190,843
CSX Corp.	7,765	332,808
Expeditors International of Washington Inc.	4,233	144,345
FedEx Corp.	6,172	483,576
Genesee & Wyoming Inc. Class A(a)	752	22,161
J.B. Hunt Transport Services Inc.	1,921	58,898
Kansas City Southern Industries Inc.(a)	1,913	56,816
Norfolk Southern Corp.	7,266	341,938
Ryder System Inc.	1,089	39,640
United Parcel Service Inc. Class B	13,933	804,909

		2,487,046

TOTAL COMMON STOCKS
(Cost: $99,371,184)		98,764,165

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.56%

MONEY MARKET FUNDS—0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	288,362	288,362

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	48,904	48,904
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	219,259	219,259

		556,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556,525)		556,525

TOTAL INVESTMENTS IN SECURITIES—100.46%
(Cost: $99,927,709)		99,320,690
Other Assets, Less Liabilities—(0.46)%		(457,929)

NET ASSETS—100.00%		$98,862,761

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.10%
Omnicom Group Inc.	3,244	$114,513

		114,513
AEROSPACE & DEFENSE—1.60%
General Dynamics Corp.	3,104	207,502
Lockheed Martin Corp.	1,578	117,593
Raytheon Co.	2,868	150,369
Rockwell Collins Inc.	13,403	712,906
United Technologies Corp.	10,304	695,314

		1,883,684
AGRICULTURE—0.10%
Monsanto Co.	1,478	112,151

		112,151
AIRLINES—0.31%
Southwest Airlines Co.	32,394	367,024

		367,024
APPAREL—0.97%
Coach Inc.	3,891	135,718
Nike Inc. Class B	15,807	1,007,696

		1,143,414
AUTO MANUFACTURERS—0.44%
Ford Motor Co.(a)	48,203	522,521

		522,521
AUTO PARTS & EQUIPMENT—0.33%
Johnson Controls Inc.	13,954	388,340

		388,340
BANKS—5.68%
Bank of America Corp.	102,073	1,549,468
Bank of New York Mellon Corp. (The)	15,448	449,382
BB&T Corp.	10,002	278,756
Comerica Inc.	4,507	155,537
First Horizon National Corp.(a)	9,784	126,703
KeyCorp	21,586	154,987
M&T Bank Corp.	4,207	310,266
Northern Trust Corp.	5,025	253,863
PNC Financial Services Group Inc. (The)(b)	5,791	320,995
State Street Corp.	7,533	323,015
SunTrust Banks Inc.	7,817	190,188
Synovus Financial Corp.	63,801	176,091
U.S. Bancorp	25,483	639,114
Wells Fargo & Co.	62,456	1,775,624

		6,703,989

BEVERAGES—2.84%
Brown-Forman Corp. Class B NVS	11,438	586,998
Coca-Cola Co. (The)	19,440	1,054,620
Molson Coors Brewing Co. Class B NVS	3,714	155,988
PepsiCo Inc.	26,083	1,555,068

		3,352,674
BIOTECHNOLOGY—1.10%
Amgen Inc.(a)	2,751	160,878
Celgene Corp.(a)	2,067	117,364
Genzyme Corp.(a)	18,774	1,018,677

		1,296,919
CHEMICALS—1.54%
Air Products and Chemicals Inc.	5,352	406,538
Dow Chemical Co. (The)	11,342	307,255
E.I. du Pont de Nemours and Co.	3,493	113,907
Ecolab Inc.	9,475	415,952
Mosaic Co. (The)	2,001	107,074
PPG Industries Inc.	2,038	119,590
Praxair Inc.	4,571	344,288

		1,814,604
COAL—0.20%
CONSOL Energy Inc.	2,664	124,169
Peabody Energy Corp.	2,745	115,619

		239,788
COMMERCIAL SERVICES—1.91%
Accenture PLC Class A	21,462	879,727
H&R Block Inc.	8,106	174,441
Manpower Inc.	2,413	124,969
MasterCard Inc. Class A	651	162,685
McKesson Corp.	2,859	168,166
Moody’s Corp.	5,096	140,599
Visa Inc. Class A	5,830	478,235
Western Union Co.	6,448	119,546

		2,248,368
COMPUTERS—6.09%
Apple Inc.(a)	9,312	1,789,021
Dell Inc.(a)	40,775	525,997
Hewlett-Packard Co.	40,940	1,927,046
International Business Machines Corp.	21,821	2,670,672
NetApp Inc.(a)	9,351	272,395

		7,185,131
COSMETICS & PERSONAL CARE—3.30%
Avon Products Inc.	6,568	197,960
Colgate-Palmolive Co.	11,365	909,541
Estee Lauder Companies Inc. (The) Class A	4,411	231,666
Procter & Gamble Co. (The)	41,496	2,554,079

		3,893,246
DISTRIBUTION & WHOLESALE—0.13%
W.W. Grainger Inc.	1,595	158,352

		158,352
DIVERSIFIED FINANCIAL SERVICES—5.20%
American Express Co.	17,884	673,511
Ameriprise Financial Inc.	4,132	158,008
Capital One Financial Corp.	6,738	248,363
Charles Schwab Corp. (The)	10,139	185,442

Citigroup Inc.(a)	177,613	589,675
CME Group Inc.	1,967	564,175
Franklin Resources Inc.	2,246	222,421
Goldman Sachs Group Inc. (The)	5,416	805,468
IntercontinentalExchange Inc.(a)	1,180	112,666
JPMorgan Chase & Co.	43,928	1,710,556
Legg Mason Inc.	4,737	122,120
Morgan Stanley	10,522	281,779
NYSE Euronext Inc.	6,818	159,609
SLM Corp.(a)	13,308	140,133
T. Rowe Price Group Inc.	3,316	164,540

		6,138,466
ELECTRIC—3.14%
Consolidated Edison Inc.	19,358	846,719
Exelon Corp.	18,988	866,233
FPL Group Inc.	9,760	475,898
Northeast Utilities	25,638	649,154
NSTAR	25,250	867,085

		3,705,089
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	11,271	468,197

		468,197
ELECTRONICS—0.49%
Agilent Technologies Inc.(a)	14,668	411,144
Thermo Fisher Scientific Inc.(a)	3,487	160,925

		572,069
ENERGY - ALTERNATE SOURCES—0.18%
First Solar Inc.(a)(c)	1,922	217,763

		217,763
ENGINEERING & CONSTRUCTION—0.11%
Fluor Corp.	2,805	127,179

		127,179
FOOD—4.99%
Campbell Soup Co.	12,927	428,013
General Mills Inc.	21,705	1,547,784
H.J. Heinz Co.	22,848	996,858
Hormel Foods Corp.	3,456	133,747
Kellogg Co.	14,358	781,362
Kraft Foods Inc. Class A	19,903	550,517
McCormick & Co. Inc. NVS	6,561	238,164
Safeway Inc.	9,986	224,186
Sysco Corp.	27,305	764,267
Whole Foods Market Inc.(a)	7,916	215,474

		5,880,372
FOREST PRODUCTS & PAPER—0.30%
International Paper Co.	5,128	117,482
Weyerhaeuser Co.	6,047	241,275

		358,757
HEALTH CARE - PRODUCTS—5.55%
Baxter International Inc.	21,237	1,223,039
Becton, Dickinson and Co.	24,529	1,848,751
Johnson & Johnson	44,991	2,828,134
Medtronic Inc.	15,177	650,942

		6,550,866

HEALTH CARE - SERVICES—1.98%
Aetna Inc.	21,397	641,268
Humana Inc.(a)	3,474	168,906
Quest Diagnostics Inc.	4,832	268,997
UnitedHealth Group Inc.	15,932	525,756
WellPoint Inc.(a)	11,436	728,702

		2,333,629
HOLDING COMPANIES - DIVERSIFIED—0.23%
Berkshire Hathaway Inc. Class B(a)(c)	3,625	277,059

		277,059
HOME FURNISHINGS—0.24%
Harman International Industries Inc.	3,327	118,275
Whirlpool Corp.	2,218	166,749

		285,024
HOUSEHOLD PRODUCTS & WARES—0.96%
Avery Dennison Corp.	4,716	153,317
Clorox Co. (The)	5,361	317,210
Kimberly-Clark Corp.	11,089	658,576

		1,129,103
INSURANCE—2.50%
ACE Ltd.(a)	2,472	121,795
Aflac Inc.	7,598	367,971
Allstate Corp. (The)	6,539	195,712
Chubb Corp.	6,395	319,750
Cincinnati Financial Corp.	8,359	220,594
Hartford Financial Services Group Inc. (The)	7,299	175,103
MetLife Inc.	8,118	286,728
Principal Financial Group Inc.	6,606	152,268
Prudential Financial Inc.	4,392	219,556
Travelers Companies Inc. (The)	12,353	625,927
Unum Group	6,371	124,680
XL Capital Ltd. Class A	8,199	137,497

		2,947,581
INTERNET—2.89%
Amazon.com Inc.(a)	3,540	443,951
eBay Inc.(a)	19,886	457,776
Expedia Inc.(a)	5,594	119,768
Google Inc. Class A(a)	3,237	1,713,733
Symantec Corp.(a)	22,911	388,341
Yahoo! Inc.(a)	18,922	284,019

		3,407,588
IRON & STEEL—0.35%
Nucor Corp.	7,022	286,498
United States Steel Corp.	2,807	124,715

		411,213
LODGING—0.30%
Marriott International Inc. Class A	8,974	235,388
Wynn Resorts Ltd.	1,865	115,406

		350,794
MACHINERY—1.11%
Caterpillar Inc.	6,218	324,828
Cummins Inc.	6,133	276,966
Deere & Co.	8,948	446,953
Rockwell Automation Inc.	5,397	260,351

		1,309,098

MANUFACTURING—3.38%
Cooper Industries PLC	3,243	139,125
Eastman Kodak Co.(a)	31,352	189,680
Eaton Corp.	9,123	558,693
General Electric Co.	120,272	1,933,974
Illinois Tool Works Inc.	4,096	178,545
ITT Corp.	3,647	176,187
3M Co.	7,946	639,574
Tyco International Ltd.(a)(c)	4,790	169,710

		3,985,488
MEDIA—1.65%
Comcast Corp. Class A	9,443	149,483
Gannett Co. Inc.	13,949	225,276
McGraw-Hill Companies Inc. (The)	7,197	255,134
New York Times Co. (The) Class A(a)	19,760	255,299
Time Warner Cable Inc.	4,697	204,742
Time Warner Inc.	6,823	187,291
Viacom Inc. Class B NVS(a)	6,063	176,676
Walt Disney Co. (The)	12,540	370,557
Washington Post Co. (The) Class B	291	126,474

		1,950,932
MINING—0.51%
Alcoa Inc.	14,139	179,989
Freeport-McMoRan Copper & Gold Inc.	4,575	305,107
Newmont Mining Corp.	2,592	111,093

		596,189
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	11,286	236,103

		236,103
OIL & GAS—7.11%
Anadarko Petroleum Corp.	2,452	156,389
Apache Corp.	4,165	411,377
Chesapeake Energy Corp.	10,804	267,723
Chevron Corp.	14,503	1,045,956
ConocoPhillips	12,658	607,584
Devon Energy Corp.	7,929	530,529
Diamond Offshore Drilling Inc.	1,285	117,616
EOG Resources Inc.	4,491	406,076
Exxon Mobil Corp.	19,196	1,236,798
Marathon Oil Corp.	19,807	590,447
Newfield Exploration Co.(a)	3,010	147,309
Noble Corp.	7,930	319,738
Noble Energy Inc.	1,847	136,567
Occidental Petroleum Corp.	7,147	559,896
Pioneer Natural Resources Co.	3,847	169,191
Pride International Inc.(a)	4,445	131,572
Range Resources Corp.	5,129	235,934
Southwestern Energy Co.(a)	5,985	256,637
Transocean Ltd.(a)	4,175	353,789
Ultra Petroleum Corp.(a)	2,581	118,571
Valero Energy Corp.	7,490	137,966
XTO Energy Inc.	10,058	448,285

		8,385,950
OIL & GAS SERVICES—1.76%
Baker Hughes Inc.	3,391	153,544
BJ Services Co.	8,104	167,510

Cameron International Corp.(a)	4,350	163,821
Halliburton Co.	6,362	185,834
National Oilwell Varco Inc.	5,422	221,760
Schlumberger Ltd.	13,783	874,669
Smith International Inc.	5,594	169,610
Weatherford International Ltd.(a)	8,589	134,676

		2,071,424
PHARMACEUTICALS—6.10%
Abbott Laboratories	12,264	649,256
Allergan Inc.	10,607	609,902
Bristol-Myers Squibb Co.	48,624	1,184,481
Eli Lilly and Co.	3,292	115,878
Express Scripts Inc.(a)	1,414	118,578
Gilead Sciences Inc.(a)	11,853	572,144
Medco Health Solutions Inc.(a)	4,863	298,977
Merck & Co. Inc.	44,174	1,686,563
Omnicare Inc.	5,094	127,350
Pfizer Inc.	98,412	1,836,368

		7,199,497
PIPELINES—0.11%
Questar Corp.	3,026	125,518

		125,518
REAL ESTATE INVESTMENT TRUSTS—0.98%
Boston Properties Inc.	2,105	136,551
Duke Realty Corp.	10,544	119,358
ProLogis	24,000	302,400
Public Storage	1,543	122,175
Regency Centers Corp.	3,583	119,995
Simon Property Group Inc.	2,825	203,400
Vornado Realty Trust	2,262	146,306

		1,150,185
RETAIL—5.28%
Best Buy Co. Inc.	6,948	254,644
CVS Caremark Corp.	4,618	149,485
Darden Restaurants Inc.	3,711	137,159
Gap Inc. (The)	23,239	443,400
Kohl’s Corp.(a)	10,724	540,168
Lowe’s Companies Inc.	8,545	184,999
McDonald’s Corp.	27,618	1,724,192
Nordstrom Inc.	7,000	241,780
PetSmart Inc.	4,722	121,592
Staples Inc.	23,673	555,369
Starbucks Corp.(a)	22,705	494,742
Target Corp.	6,494	332,947
Tiffany & Co.	7,410	300,920
TJX Companies Inc. (The)	8,078	307,045
Walgreen Co.	12,065	434,943

		6,223,385
SEMICONDUCTORS—3.46%
Advanced Micro Devices Inc.(a)	34,074	254,192
Applied Materials Inc.	35,172	428,395
Intel Corp.	100,179	1,943,473
Lam Research Corp.(a)	3,348	110,517
LSI Corp.(a)	28,135	140,394
Micron Technology Inc.(a)	22,750	198,380
Texas Instruments Inc.	33,929	763,403
Xilinx Inc.	10,472	246,930

		4,085,684

SOFTWARE—5.63%
Adobe Systems Inc.(a)	12,704	410,339
Automatic Data Processing Inc.	17,646	719,780
BMC Software Inc.(a)	3,073	118,741
CA Inc.	5,683	125,253
Dun & Bradstreet Corp. (The)	2,039	161,020
Electronic Arts Inc.(a)	7,114	115,816
Fiserv Inc.(a)	2,527	113,816
Microsoft Corp.	118,827	3,348,545
Oracle Corp.	50,802	1,171,494
Paychex Inc.	12,205	353,823

		6,638,627
TELECOMMUNICATIONS—4.42%
American Tower Corp. Class A(a)	2,970	126,077
AT&T Inc.	23,296	590,787
Cisco Systems Inc.(a)	91,036	2,045,579
Corning Inc.	22,025	398,212
Millicom International Cellular SA	3,004	214,245
Motorola Inc.(a)	45,152	277,685
QUALCOMM Inc.	28,623	1,121,735
Sprint Nextel Corp.(a)	33,099	108,565
Telephone and Data Systems Inc.	4,044	127,588
Verizon Communications Inc.	6,912	203,351

		5,213,824
TOYS, GAMES & HOBBIES—0.29%
Mattel Inc.	17,639	347,841

		347,841
TRANSPORTATION—1.47%
Burlington Northern Santa Fe Corp.	2,433	242,643
CSX Corp.	4,116	176,412
FedEx Corp.	3,477	272,423
Norfolk Southern Corp.	2,513	118,262
Ryder System Inc.	3,188	116,043
Union Pacific Corp.	3,102	187,671
United Parcel Service Inc. Class B	10,692	617,677

		1,731,131

TOTAL COMMON STOCKS
(Cost: $115,667,795)		117,836,343

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.69%

MONEY MARKET FUNDS—0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(b)(d)(e)	362,689	362,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(b)(d)(e)	61,510	61,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(b)(d)	386,950	386,950

		811,149

TOTAL SHORT-TERM INVESTMENTS
(Cost: $811,149)	811,149

TOTAL INVESTMENTS IN SECURITIES—100.60%
(Cost: $116,478,944)	118,647,492
Other Assets, Less Liabilities—(0.60)%	(703,709)

NET ASSETS—100.00%	$117,943,783

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

REITs - DIVERSIFIED—13.61%
Duke Realty Corp.	41,840	$473,629
Gladstone Commercial Corp.	2,401	33,422
Liberty Property Trust	19,500	592,800
Mission West Properties Inc.	5,745	40,502
PS Business Parks Inc.	4,966	237,772

		1,378,125
REITs - OFFICE PROPERTY—61.86%
Alexandria Real Estate Equities Inc.	8,139	486,142
BioMed Realty Trust Inc.	26,624	387,912
Boston Properties Inc.	24,135	1,565,638
Brandywine Realty Trust	35,142	394,645
Corporate Office Properties Trust	13,023	464,791
Douglas Emmett Inc.	12,324	170,441
Franklin Street Properties Corp.	21,824	274,109
Government Properties Income Trust	6,277	145,689
Highwoods Properties Inc.	14,404	435,145
HRPT Properties Trust	60,746	405,176
Kilroy Realty Corp.	11,920	344,369
Mack-Cali Realty Corp.	13,883	452,863
Parkway Properties Inc.	6,021	125,417
SL Green Realty Corp.(a)	13,469	612,705

		6,265,042
REITs - WAREHOUSE/INDUSTRIAL—24.44%
AMB Property Corp.	25,791	618,984
DCT Industrial Trust Inc.	57,794	286,080
EastGroup Properties Inc.	7,114	272,182
First Industrial Realty Trust Inc.(b)	18,513	94,786
First Potomac Realty Trust	8,220	111,792
Monmouth Real Estate Investment Corp. Class A	7,264	54,335
ProLogis	82,281	1,036,741

		2,474,900

TOTAL COMMON STOCKS
(Cost: $8,998,208)		10,118,067

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.51%

MONEY MARKET FUNDS—2.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	208,578	208,578
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	35,373	35,373
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	10,331	10,331

		254,282

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,282)	254,282

TOTAL INVESTMENTS IN SECURITIES—102.42%
(Cost: $9,252,490)	10,372,349
Other Assets, Less Liabilities—(2.42)%	(244,924)

NET ASSETS—100.00%	$10,127,425

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

COMMERCIAL BANKS—0.52%
Bank Mutual Corp.	9,545	$63,761
TrustCo Bank Corp. NY	30,818	184,908

		248,669
FINANCE - CONSUMER LOANS—0.78%
Ocwen Financial Corp.(a)	40,303	369,175

		369,175
FINANCE - MORTGAGE LOAN/BANKER—1.56%
Federal Home Loan Mortgage Corp.(a)(b)	262,048	309,217
Federal National Mortgage Association(a)(b)	449,781	431,790

		741,007
FINANCIAL GUARANTEE INSURANCE—1.25%
MGIC Investment Corp.(a)(b)	50,504	305,549
PMI Group Inc. (The)(a)	33,344	71,690
Radian Group Inc.	33,101	212,839

		590,078
INVESTMENT MANAGEMENT/ADVISORY SERVICES—0.47%
Altisource Portfolio Solutions SA(a)	9,709	222,822

		222,822
PROPERTY/CASUALTY INSURANCE—2.67%
Fidelity National Financial Inc. Class A	93,956	1,212,032
Stewart Information Services Corp.	5,204	53,393

		1,265,425
REITs - MORTGAGE—64.19%
American Capital Agency Corp.	40,905	1,091,754
Annaly Capital Management Inc.	571,957	9,940,612
Anworth Mortgage Asset Corp.	190,708	1,315,885
Apollo Commercial Real Estate Finance Inc.(a)	18,099	319,809
Capstead Mortgage Corp.	116,399	1,545,779
Chimera Investment Corp.	1,106,431	4,337,210
Colony Financial Inc.	24,606	489,659
CreXus Investment Corp.(a)	22,843	314,548
Cypress Sharpridge Investments Inc.	22,871	308,301
Dynex Capital Inc.	22,811	206,440
Hatteras Financial Corp.	60,861	1,666,983
Invesco Mortgage Capital Inc.	28,485	638,064
MFA Financial Inc.	462,606	3,404,780
PennyMac Mortgage Investment Trust(a)	28,464	458,270
RAIT Financial Trust(a)(b)	109,254	137,660
Redwood Trust Inc.	130,342	1,863,891
Resource Capital Corp.	45,718	241,391
Starwood Property Trust Inc.	80,030	1,569,388
Walter Investment Management Corp.	43,126	585,651

		30,436,075

SAVINGS & LOANS/THRIFTS—28.43%
Astoria Financial Corp.	39,232	517,862
Beneficial Mutual Bancorp Inc.(a)	13,348	120,266
Brookline Bancorp Inc.	23,858	238,819
Capitol Federal Financial	8,988	293,189
Dime Community Bancshares Inc.	13,913	168,208
First Financial Holdings Inc.	6,397	75,421
First Niagara Financial Group Inc.	76,037	1,043,988
Flagstar Bancorp Inc.(a)(b)	185,303	116,741
Flushing Financial Corp.	12,601	154,362
Hudson City Bancorp Inc.	206,459	2,739,711
Investors Bancorp Inc.(a)	23,353	276,266
Kearny Financial Corp.	8,353	81,024
New York Community Bancorp Inc.	163,376	2,455,541
NewAlliance Bancshares Inc.	43,274	503,709
Northwest Bancshares Inc.	44,432	520,299
Oritani Financial Corp.	6,528	85,582
People’s United Financial Inc.	129,711	2,097,427
Provident Financial Services Inc.	24,360	277,704
Provident New York Bancorp	16,054	130,840
TFS Financial Corp.	50,376	647,835
Washington Federal Inc.	45,372	846,188
Waterstone Financial Inc.(a)	5,033	11,073
WSFS Financial Corp.	2,877	77,679

		13,479,734

TOTAL COMMON STOCKS
(Cost: $42,360,490)		47,352,985

Security	Shares	Value

RIGHTS—0.00%

SAVINGS & LOANS/THRIFTS—0.00%
Flagstar Bancorp Inc.(b)(c)	260,866	26

		26

TOTAL RIGHTS
(Cost: $0)		26

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.64%

MONEY MARKET FUNDS—2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(d)(e)(f)	1,031,326	1,031,326
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	174,906	174,906
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(d)(e)	46,635	46,635

		1,252,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,252,867)	1,252,867

TOTAL INVESTMENTS IN SECURITIES—102.51%
(Cost: $43,613,357)	48,605,878
Other Assets, Less Liabilities—(2.51)%	(1,188,260)

NET ASSETS—100.00%	$47,417,618

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.78%

REAL ESTATE OPERATING/DEVELOPMENT—4.56%
Plum Creek Timber Co. Inc.(a)	29,510	$1,067,377
Rayonier Inc.	14,421	604,817

		1,672,194
REITs - APARTMENTS—14.20%
Apartment Investment and Management Co. Class A	21,413	328,904
AvalonBay Communities Inc.	14,759	1,130,687
BRE Properties Inc. Class A	9,942	318,840
Camden Property Trust	11,687	453,105
Equity Residential	50,024	1,603,269
Essex Property Trust Inc.	5,299	422,277
Home Properties Inc.	6,154	272,807
Mid-America Apartment Communities Inc.	5,320	249,614
UDR Inc.	27,907	434,233

		5,213,736
REITs - DIVERSIFIED—11.26%
Digital Realty Trust Inc.	13,769	660,912
Duke Realty Corp.	40,828	462,173
Liberty Property Trust	20,239	615,266
Vornado Realty Trust	32,631	2,110,573
Washington Real Estate Investment Trust	10,910	285,733

		4,134,657
REITs - HEALTH CARE—14.54%
HCP Inc.	53,097	1,505,300
Health Care REIT Inc.	22,301	958,943
Healthcare Realty Trust Inc.	10,886	228,279
Nationwide Health Properties Inc.	20,465	674,526
Omega Healthcare Investors Inc.	15,495	289,911
Senior Housing Properties Trust	23,101	481,656
Ventas Inc.	28,363	1,196,919

		5,335,534
REITs - HOTELS—4.57%
Hospitality Properties Trust	22,428	496,107
Host Hotels & Resorts Inc.(b)	111,592	1,182,875

		1,678,982
REITs - MORTGAGE—7.08%
Annaly Capital Management Inc.	100,397	1,744,900
Chimera Investment Corp.	122,552	480,404
MFA Financial Inc.	50,935	374,882

		2,600,186

REITs - OFFICE PROPERTY—11.77%
Alexandria Real Estate Equities Inc.	7,985	476,944
Boston Properties Inc.	25,096	1,627,978
Corporate Office Properties Trust	10,591	377,993
Douglas Emmett Inc.	8,513	117,735
Highwoods Properties Inc.	12,906	389,890
Kilroy Realty Corp.	7,944	229,502
Mack-Cali Realty Corp.	14,301	466,499
SL Green Realty Corp.(a)	13,939	634,085

		4,320,626
REITs - OUTLET CENTERS—1.74%
Alexander’s Inc.(b)	373	109,024
Realty Income Corp.(a)	18,954	529,385

		638,409
REITs - REGIONAL MALLS—12.23%
Macerich Co. (The)	17,613	543,361
Simon Property Group Inc.	51,612	3,716,064
Taubman Centers Inc.	7,219	228,554

		4,487,979
REITs - SHOPPING CENTERS—8.15%
Equity One Inc.	8,145	136,429
Federal Realty Investment Trust	11,050	711,399
Kimco Realty Corp.	72,836	919,190
Regency Centers Corp.	16,039	537,146
Tanger Factory Outlet Centers Inc.	7,318	280,279
Weingarten Realty Investors	21,800	407,006

		2,991,449
REITs - STORAGE—5.00%
Public Storage	23,177	1,835,155

		1,835,155
REITs - WAREHOUSE/INDUSTRIAL—4.68%
AMB Property Corp.	26,588	638,112
ProLogis	85,772	1,080,727

		1,718,839

TOTAL COMMON STOCKS
(Cost: $40,848,362)		36,627,746

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.33%

MONEY MARKET FUNDS—2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	698,211	698,211
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	118,412	118,412
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	37,173	37,173

		853,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $853,796)	853,796

TOTAL INVESTMENTS IN SECURITIES—102.11%
(Cost: $41,702,158)	37,481,542
Other Assets, Less Liabilities—(2.11)%	(773,660)

NET ASSETS—100.00%	$36,707,882

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

REITs - APARTMENTS—42.68%
American Campus Communities Inc.	32,982	$846,318
Apartment Investment and Management Co. Class A	73,859	1,134,474
Associated Estates Realty Corp.	13,793	162,895
AvalonBay Communities Inc.	29,325	2,246,588
BRE Properties Inc. Class A	34,349	1,101,572
Camden Property Trust	40,531	1,571,387
Education Realty Trust Inc.	33,494	176,848
Equity Residential	99,443	3,187,148
Essex Property Trust Inc.	18,405	1,466,694
Home Properties Inc.	21,207	940,106
Mid-America Apartment Communities Inc.	18,240	855,821
Post Properties Inc.	30,736	548,638
UDR Inc.	96,596	1,503,034

		15,741,523
REITs - DIVERSIFIED—1.25%
Colonial Properties Trust	41,902	461,341

		461,341
REITs - HEALTH CARE—38.54%
Cogdell Spencer Inc.	26,841	173,393
HCP Inc.	105,548	2,992,286
Health Care REIT Inc.	44,298	1,904,814
Healthcare Realty Trust Inc.	37,179	779,644
LTC Properties Inc.	14,654	371,919
Medical Properties Trust Inc.	50,658	507,087
National Health Investors Inc.	17,548	596,983
Nationwide Health Properties Inc.	48,566	1,600,735
Omega Healthcare Investors Inc.	53,798	1,006,561
Senior Housing Properties Trust	79,168	1,650,653
Universal Health Realty Income Trust	7,501	249,033
Ventas Inc.	56,361	2,378,434

		14,211,542
REITs - MANUFACTURED HOMES—3.09%
Equity Lifestyle Properties Inc.	19,162	925,908
Sun Communities Inc.	11,760	212,974

		1,138,882
REITs - STORAGE—14.25%
Extra Space Storage Inc.	54,601	619,721
Public Storage	45,962	3,639,271
Sovran Self Storage Inc.	17,377	589,080
U-Store-It Trust	58,702	406,218

		5,254,290

TOTAL COMMON STOCKS
(Cost: $28,152,169)		36,807,578

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(a)(b)	69,386	69,386

		69,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,386)		69,386

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $28,221,555)		36,876,964
Other Assets, Less Liabilities—(0.00)%		(169)

NET ASSETS—100.00%		$36,876,795

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.74%

REITs - OUTLET CENTERS—11.99%
Agree Realty Corp.	838	$16,416
Alexander’s Inc.(a)	207	60,504
Getty Realty Corp.	1,887	40,702
National Retail Properties Inc.	8,394	169,559
Realty Income Corp.(b)	7,042	196,683

		483,864
REITs - REGIONAL MALLS—34.03%
CBL & Associates Properties Inc.(b)	14,047	140,470
Glimcher Realty Trust	6,927	22,305
Macerich Co. (The)	5,872	181,151
Pennsylvania Real Estate Investment Trust	4,534	40,625
Simon Property Group Inc.	11,950	860,400
Taubman Centers Inc.	4,030	127,590

		1,372,541
REITs - SHOPPING CENTERS—53.72%
Acadia Realty Trust	4,045	64,437
Cedar Shopping Centers Inc.	5,265	36,750
Developers Diversified Realty Corp.	19,981	164,843
Equity One Inc.	4,385	73,449
Federal Realty Investment Trust	2,795	179,942
Inland Real Estate Corp.	8,588	72,483
Kimco Realty Corp.	73,374	925,980
Kite Realty Group Trust	6,434	24,385
Ramco-Gershenson Properties Trust	3,116	29,664
Regency Centers Corp.	5,396	180,712
Saul Centers Inc.	1,365	48,648
Tanger Factory Outlet Centers Inc.	4,103	157,145
Urstadt Biddle Properties Inc. Class A	1,840	27,582
Weingarten Realty Investors	9,689	180,894

		2,166,914

TOTAL COMMON STOCKS
(Cost: $4,165,037)		4,023,319

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.40%

MONEY MARKET FUNDS—6.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	213,332	213,332

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	36,180	36,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	8,379	8,379

		257,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,891)		257,891

TOTAL INVESTMENTS IN SECURITIES—106.14%
(Cost: $4,422,928)		4,281,210
Other Assets, Less Liabilities—(6.14)%		(247,528)

NET ASSETS—100.00%		$4,033,682

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.39%
Omnicom Group Inc.	27,546	$972,374

		972,374
AEROSPACE & DEFENSE—2.06%
United Technologies Corp.	76,837	5,184,961

		5,184,961
AGRICULTURE—3.68%
Archer-Daniels-Midland Co.	52,123	1,562,126
Philip Morris International Inc.	169,234	7,701,839

		9,263,965
AUTO PARTS & EQUIPMENT—0.66%
Johnson Controls Inc.	59,542	1,657,054

		1,657,054
BANKS—7.80%
Bank of New York Mellon Corp. (The)	106,246	3,090,696
PNC Financial Services Group Inc. (The)(a)	41,037	2,274,681
State Street Corp.	43,878	1,881,489
Wells Fargo & Co.	435,403	12,378,507

		19,625,373
BEVERAGES—7.37%
Coca-Cola Co. (The)	189,157	10,261,767
PepsiCo Inc.	139,099	8,293,082

		18,554,849
BIOTECHNOLOGY—2.64%
Amgen Inc.(b)	89,950	5,260,276
Biogen Idec Inc.(b)	25,599	1,375,690

		6,635,966
COMMERCIAL SERVICES—0.56%
McKesson Corp.	23,840	1,402,269

		1,402,269
COMPUTERS—10.44%
Dell Inc.(b)	153,497	1,980,111
Hewlett-Packard Co.	210,673	9,916,378
International Business Machines Corp.	117,409	14,369,687

		26,266,176
COSMETICS & PERSONAL CARE—6.82%
Avon Products Inc.	37,844	1,140,618
Procter & Gamble Co. (The)	260,410	16,028,236

		17,168,854
DIVERSIFIED FINANCIAL SERVICES—1.40%
American Express Co.	93,514	3,521,737

		3,521,737

ELECTRIC—0.39%
PPL Corp.	32,986	972,757

		972,757
ELECTRONICS—0.40%
Tyco Electronics Ltd.	40,736	1,013,512

		1,013,512
ENVIRONMENTAL CONTROL—0.29%
Republic Services Inc.	27,582	738,922

		738,922
FOOD—2.28%
General Mills Inc.	27,498	1,960,882
Kellogg Co.	21,221	1,154,847
Kroger Co. (The)	54,264	1,162,877
Sysco Corp.	52,285	1,463,457

		5,742,063
FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	35,220	806,890

		806,890
HEALTH CARE - PRODUCTS—8.28%
Boston Scientific Corp.(b)	133,666	1,153,538
Johnson & Johnson	245,747	15,447,656
Medtronic Inc.	98,604	4,229,126

		20,830,320
INSURANCE—1.18%
Aon Corp.	21,733	845,414
Loews Corp.	31,409	1,123,500
Marsh & McLennan Companies Inc.	46,528	1,003,144

		2,972,058
INTERNET—0.49%
Symantec Corp.(b)	72,821	1,234,316

		1,234,316
LEISURE TIME—0.50%
Carnival Corp.(b)	37,423	1,247,309

		1,247,309
LODGING—0.29%
Marriott International Inc. Class A	27,730	727,358

		727,358
MACHINERY—1.89%
Caterpillar Inc.	55,218	2,884,588
Deere & Co.	37,454	1,870,827

		4,755,415
MANUFACTURING—4.38%
Eaton Corp.	14,745	902,984
Honeywell International Inc.	62,051	2,397,651
Illinois Tool Works Inc.	38,060	1,659,035
3M Co.	56,951	4,583,986
Tyco International Ltd.(b)(c)	42,134	1,492,808

		11,036,464

MEDIA—4.56%
News Corp. Class A NVS	161,430	2,035,632
News Corp. Class B	38,728	568,527
Time Warner Cable Inc.	31,254	1,362,362
Time Warner Inc.	103,785	2,848,898
Walt Disney Co. (The)	157,565	4,656,046

		11,471,465
OIL & GAS—7.25%
Anadarko Petroleum Corp.	43,605	2,781,127
Apache Corp.	29,609	2,924,481
Devon Energy Corp.	37,269	2,493,669
Murphy Oil Corp.	16,900	863,252
Noble Energy Inc.	15,436	1,141,338
Occidental Petroleum Corp.	71,958	5,637,190
Transocean Ltd.(b)	28,381	2,405,006

		18,246,063
OIL & GAS SERVICES—1.52%
Halliburton Co.	79,468	2,321,260
National Oilwell Varco Inc.	37,103	1,517,513

		3,838,773
PHARMACEUTICALS—1.88%
Bristol-Myers Squibb Co.	150,923	3,676,484
Cardinal Health Inc.	32,112	1,061,944

		4,738,428
PIPELINES—0.42%
Williams Companies Inc. (The)	51,302	1,069,134

		1,069,134
REAL ESTATE INVESTMENT TRUSTS—1.13%
Simon Property Group Inc.	25,300	1,821,600
Vornado Realty Trust	15,971	1,033,004

		2,854,604
RETAIL—10.56%
Bed Bath & Beyond Inc.(b)	23,327	902,755
Best Buy Co. Inc.	30,082	1,102,505
Gap Inc. (The)	45,186	862,149
Lowe’s Companies Inc.	130,007	2,814,652
McDonald’s Corp.	95,887	5,986,225
Target Corp.	60,765	3,115,422
Wal-Mart Stores Inc.	194,405	10,387,059
Yum! Brands Inc.	41,045	1,404,149

		26,574,916
SEMICONDUCTORS—4.39%
Applied Materials Inc.	119,053	1,450,066
Intel Corp.	494,192	9,587,325

		11,037,391
SOFTWARE—0.33%
CA Inc.	37,284	821,739

		821,739
TELECOMMUNICATIONS—0.47%
Motorola Inc.(b)	190,626	1,172,350

		1,172,350

TRANSPORTATION—2.84%
FedEx Corp.	25,868	2,026,758
Norfolk Southern Corp.	32,518	1,530,297
United Parcel Service Inc. Class B	62,131	3,589,308

		7,146,363

TOTAL COMMON STOCKS
(Cost: $240,951,463)		251,302,188

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.47%

MONEY MARKET FUNDS—0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(a)(d)(e)	608,466	608,466
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(a)(d)(e)	103,192	103,192
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(a)(d)	487,136	487,136

		1,198,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,198,794)		1,198,794

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $242,150,257)		252,500,982
Other Assets, Less Liabilities—(0.33)%		(843,027)

NET ASSETS—100.00%		$251,657,955

NVS - Non-Voting Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

AGRICULTURE—1.61%
Monsanto Co.	84,943	$6,445,475

		6,445,475
APPAREL—1.11%
Coach Inc.	49,849	1,738,733
Nike Inc. Class B	42,405	2,703,319

		4,442,052
AUTO MANUFACTURERS—0.49%
PACCAR Inc.	54,064	1,947,926

		1,947,926
BANKS—0.48%
Northern Trust Corp.	37,893	1,914,354

		1,914,354
BIOTECHNOLOGY—1.59%
Celgene Corp.(a)	72,251	4,102,412
Genzyme Corp.(a)	41,657	2,260,309

		6,362,721
CHEMICALS—2.22%
Air Products and Chemicals Inc.	30,983	2,353,469
Ecolab Inc.	37,120	1,629,568
Mosaic Co. (The)	23,343	1,249,084
Praxair Inc.	48,408	3,646,091

		8,878,212
COAL—0.44%
Peabody Energy Corp.	41,851	1,762,764

		1,762,764
COMMERCIAL SERVICES—4.15%
Accenture PLC Class A(b)	90,097	3,693,076
Apollo Group Inc. Class A(a)	19,936	1,207,922
MasterCard Inc. Class A	15,098	3,772,990
Visa Inc. Class A	72,227	5,924,781
Western Union Co.	108,639	2,014,167

		16,612,936
COMPUTERS—8.52%
Apple Inc.(a)	139,539	26,808,233
Cognizant Technology Solutions Corp. Class A(a)	45,848	2,001,724
EMC Corp.(a)	315,981	5,267,403

		34,077,360
COSMETICS & PERSONAL CARE—1.57%
Colgate-Palmolive Co.	78,416	6,275,633

		6,275,633

DIVERSIFIED FINANCIAL SERVICES—5.57%
BlackRock Inc.(c)	6,586	1,408,219
Charles Schwab Corp. (The)	147,798	2,703,225
CME Group Inc.	10,512	3,015,052
Franklin Resources Inc.	24,446	2,420,887
Goldman Sachs Group Inc. (The)	67,657	10,061,949
T. Rowe Price Group Inc.	40,100	1,989,762
TD AMERITRADE Holding Corp.(a)	37,042	657,866

		22,256,960
ELECTRICAL COMPONENTS & EQUIPMENT—1.23%
Emerson Electric Co.	118,519	4,923,279

		4,923,279
ELECTRONICS—0.74%
Thermo Fisher Scientific Inc.(a)	64,066	2,956,646

		2,956,646
ENERGY - ALTERNATE SOURCES—0.21%
First Solar Inc.(a)(b)	7,421	840,799

		840,799
HEALTH CARE - PRODUCTS—4.12%
Baxter International Inc.	94,970	5,469,322
Becton, Dickinson and Co.	35,562	2,680,308
Intuitive Surgical Inc.(a)	5,941	1,949,004
St. Jude Medical Inc.(a)	52,466	1,979,542
Stryker Corp.	47,760	2,479,699
Zimmer Holdings Inc.(a)	33,762	1,901,476

		16,459,351
HEALTH CARE - SERVICES—0.34%
Quest Diagnostics Inc.	24,271	1,351,167

		1,351,167
INTERNET—8.29%
Amazon.com Inc.(a)	48,431	6,073,732
eBay Inc.(a)	172,258	3,965,379
Google Inc. Class A(a)	37,844	20,035,371
Yahoo! Inc.(a)	205,446	3,083,744

		33,158,226
LODGING—0.26%
Las Vegas Sands Corp.(a)(b)	67,782	1,050,621

		1,050,621
MANUFACTURING—0.69%
Danaher Corp.	38,706	2,761,673

		2,761,673
MEDIA—2.99%
Comcast Corp. Class A	323,180	5,115,939
Comcast Corp. Class A Special(b)	125,459	1,899,449
DIRECTV Class A(a)	150,987	4,582,455
Liberty Media Corp. - Liberty Starz Group Series A(a)	7,977	374,121

		11,971,964
METAL FABRICATE & HARDWARE—0.58%
Precision Castparts Corp.	21,873	2,302,133

		2,302,133

MINING—1.88%
Freeport-McMoRan Copper & Gold Inc.	64,632	4,310,308
Newmont Mining Corp.	74,962	3,212,871

		7,523,179
OIL & GAS—3.38%
Diamond Offshore Drilling Inc.	10,282	941,111
EOG Resources Inc.	39,544	3,575,568
Hess Corp.	46,366	2,679,491
Southwestern Energy Co.(a)	53,675	2,301,584
XTO Energy Inc.	90,544	4,035,546

		13,533,300
OIL & GAS SERVICES—3.52%
Baker Hughes Inc.	48,390	2,191,099
Schlumberger Ltd.	187,121	11,874,699

		14,065,798
PHARMACEUTICALS—7.60%
Abbott Laboratories	241,518	12,785,963
Allergan Inc.	48,269	2,775,468
Express Scripts Inc.(a)	39,949	3,350,123
Gilead Sciences Inc.(a)	142,921	6,898,797
Medco Health Solutions Inc.(a)	74,362	4,571,776

		30,382,127
REAL ESTATE INVESTMENT TRUSTS—0.40%
Public Storage	20,178	1,597,694

		1,597,694
RETAIL—6.66%
Costco Wholesale Corp.	67,761	3,891,514
CVS Caremark Corp.	221,413	7,167,139
Kohl’s Corp.(a)	45,086	2,270,982
Staples Inc.	113,442	2,661,349
Starbucks Corp.(a)	114,648	2,498,180
TJX Companies Inc. (The)	66,555	2,529,756
Walgreen Co.	155,612	5,609,813

		26,628,733
SEMICONDUCTORS—1.58%
Broadcom Corp. Class A(a)	68,421	1,828,209
Texas Instruments Inc.	199,892	4,497,570

		6,325,779
SOFTWARE—14.38%
Activision Blizzard Inc.(a)	89,003	904,270
Adobe Systems Inc.(a)	82,286	2,657,838
Automatic Data Processing Inc.	78,742	3,211,886
Microsoft Corp.	1,241,915	34,997,165
Oracle Corp.	600,614	13,850,159
Paychex Inc.	50,867	1,474,634
VMware Inc. Class A(a)	8,607	390,844

		57,486,796
TELECOMMUNICATIONS—9.91%
American Tower Corp. Class A(a)	63,013	2,674,902
Cisco Systems Inc.(a)	905,392	20,344,158
Corning Inc.	245,549	4,439,526
Juniper Networks Inc.(a)	82,869	2,057,637
QUALCOMM Inc.	257,585	10,094,756

		39,610,979

TRANSPORTATION—3.31%
Burlington Northern Santa Fe Corp.	43,426	4,330,875
C.H. Robinson Worldwide Inc.	26,328	1,490,955
CSX Corp.	61,482	2,635,119
Union Pacific Corp.	78,985	4,778,593

		13,235,542

TOTAL COMMON STOCKS
(Cost: $413,563,676)		399,142,179

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.13%

MONEY MARKET FUNDS—1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	3,386,099	3,386,099
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	574,261	574,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	566,398	566,398

		4,526,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,526,758)		4,526,758

TOTAL INVESTMENTS IN SECURITIES—100.95%
(Cost: $418,090,434)		403,668,937
Other Assets, Less Liabilities—(0.95)%		(3,797,072)

NET ASSETS—100.00%		$399,871,865

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—4.35%
Boeing Co. (The)	45,212	$2,739,847
General Dynamics Corp.	22,224	1,485,674
Lockheed Martin Corp.	21,126	1,574,310
Northrop Grumman Corp.	20,204	1,143,546
Raytheon Co.	26,470	1,387,822

		8,331,199
AGRICULTURE—2.24%
Altria Group Inc.	142,297	2,826,018
Lorillard Inc.	11,119	841,708
Reynolds American Inc.	11,646	619,567

		4,287,293
AUTO MANUFACTURERS—1.23%
Ford Motor Co.(a)	217,485	2,357,537

		2,357,537
BANKS—7.59%
Bank of America Corp.	597,729	9,073,526
BB&T Corp.	47,088	1,312,343
SunTrust Banks Inc.	34,523	839,945
U.S. Bancorp	132,089	3,312,792

		14,538,606
BEVERAGES—0.23%
Coca-Cola Enterprises Inc.	21,969	443,554

		443,554
CHEMICALS—2.46%
Dow Chemical Co. (The)	79,043	2,141,275
E.I. du Pont de Nemours and Co.	58,459	1,906,348
PPG Industries Inc.	11,450	671,886

		4,719,509
DIVERSIFIED FINANCIAL SERVICES—9.78%
Capital One Financial Corp.	30,926	1,139,932
Citigroup Inc.(a)	1,422,764	4,723,577
JPMorgan Chase & Co.	271,693	10,579,725
Morgan Stanley	85,655	2,293,841

		18,737,075
ELECTRIC—8.17%
American Electric Power Co. Inc.	32,953	1,141,822
Consolidated Edison Inc.	19,420	849,431
Dominion Resources Inc.	41,240	1,544,850
Duke Energy Corp.	88,886	1,469,286
Edison International	20,613	686,825
Entergy Corp.	13,065	996,990
Exelon Corp.	45,626	2,081,458

FirstEnergy Corp.	21,089	919,902
FPL Group Inc.	26,261	1,280,486
PG&E Corp.	25,625	1,082,400
Progress Energy Inc.	19,322	752,978
Public Service Enterprise Group Inc.	35,152	1,075,300
Southern Co.	54,948	1,758,336

		15,640,064
ENVIRONMENTAL CONTROL—0.53%
Waste Management Inc.	31,601	1,012,812

		1,012,812
FOOD—2.42%
Campbell Soup Co.	14,732	487,777
H.J. Heinz Co.	21,652	944,677
Kraft Foods Inc. Class A	92,861	2,568,535
Safeway Inc.	27,993	628,443

		4,629,432
GAS—0.42%
Sempra Energy	15,683	795,912

		795,912
HEALTH CARE - PRODUCTS—0.92%
Covidien PLC(b)	34,785	1,758,730

		1,758,730
HEALTH CARE - SERVICES—2.91%
Aetna Inc.	30,199	905,064
UnitedHealth Group Inc.	80,309	2,650,197
WellPoint Inc.(a)	31,690	2,019,287

		5,574,548
HOUSEHOLD PRODUCTS & WARES—0.89%
Kimberly-Clark Corp.	28,664	1,702,355

		1,702,355
INSURANCE—5.29%
Aflac Inc.	32,183	1,558,623
Allstate Corp. (The)	37,051	1,108,937
Chubb Corp.	23,608	1,180,400
Hartford Financial Services Group Inc. (The)	26,643	639,166
MetLife Inc.	40,006	1,413,012
Progressive Corp. (The)	43,692	724,413
Prudential Financial Inc.	31,827	1,591,032
Travelers Companies Inc. (The)	37,715	1,911,019

		10,126,602
IRON & STEEL—0.42%
Nucor Corp.	19,719	804,535

		804,535
MANUFACTURING—6.50%
General Electric Co.	729,598	11,731,936
Ingersoll-Rand PLC(b)	21,883	710,322

		12,442,258
MEDIA—0.99%
McGraw-Hill Companies Inc. (The)	21,669	768,166
Viacom Inc. Class A(a)	894	27,544
Viacom Inc. Class B NVS(a)	37,949	1,105,834

		1,901,544

MINING—0.45%
Alcoa Inc.	67,305	856,793

		856,793
OIL & GAS—20.22%
Chesapeake Energy Corp.	44,754	1,109,004
Chevron Corp.	138,491	9,987,971
ConocoPhillips	89,946	4,317,408
Exxon Mobil Corp.	327,983	21,131,945
Marathon Oil Corp.	49,046	1,462,061
Valero Energy Corp.	38,976	717,938

		38,726,327
PHARMACEUTICALS—10.87%
Eli Lilly and Co.	67,842	2,388,038
Merck & Co. Inc.	210,599	8,040,670
Pfizer Inc.	556,514	10,384,551

		20,813,259
PIPELINES—0.49%
Spectra Energy Corp.	44,203	939,314

		939,314
RETAIL—1.72%
Home Depot Inc. (The)	117,339	3,286,665

		3,286,665
TELECOMMUNICATIONS—8.83%
AT&T Inc.	410,451	10,409,037
CenturyTel Inc.	20,346	691,968
Verizon Communications Inc.	197,589	5,813,068

		16,914,073

TOTAL COMMON STOCKS
(Cost: $224,526,876)		191,339,996

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	1,535,169	1,535,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	260,355	260,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	167,072	167,072

		1,962,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,962,596)		1,962,596

TOTAL INVESTMENTS IN SECURITIES—100.95%
(Cost: $226,489,472)		193,302,592
Other Assets, Less Liabilities—(0.95)%		(1,811,787)

NET ASSETS—100.00%		$191,490,805

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.36%
Interpublic Group of Companies Inc. (The)(a)	60,757	$392,490

		392,490
AEROSPACE & DEFENSE—1.14%
Goodrich Corp.	15,434	955,519
Spirit AeroSystems Holdings Inc. Class A(a)	12,987	278,571

		1,234,090
AGRICULTURE—0.84%
Bunge Ltd.	15,338	901,721

		901,721
AIRLINES—2.07%
Delta Air Lines Inc.(a)	96,809	1,183,974
Southwest Airlines Co.	92,992	1,053,599

		2,237,573
APPAREL—0.96%
Phillips-Van Heusen Corp.	6,374	250,434
VF Corp.	10,965	789,809

		1,040,243
AUTO PARTS & EQUIPMENT—0.85%
BorgWarner Inc.(a)	14,582	511,682
Goodyear Tire & Rubber Co. (The)(a)	30,147	402,161

		913,843
BANKS—1.26%
Bank of Hawaii Corp.	5,926	269,514
BOK Financial Corp.	2,805	132,985
City National Corp.	5,197	256,680
Commerce Bancshares Inc.	8,475	335,441
Cullen/Frost Bankers Inc.	7,034	360,985

		1,355,605
BEVERAGES—0.55%
Brown-Forman Corp. Class B NVS	11,553	592,900

		592,900
BIOTECHNOLOGY—0.28%
Charles River Laboratories International Inc.(a)	8,333	302,821

		302,821
BUILDING MATERIALS—1.01%
Armstrong World Industries Inc.(a)	2,169	79,017
Lennox International Inc.	6,537	249,844
Martin Marietta Materials Inc.(b)	5,595	443,012
Owens Corning(a)	12,408	319,258

		1,091,131

CHEMICALS—4.39%
Airgas Inc.	8,718	368,423
Albemarle Corp.	11,472	409,780
CF Industries Holdings Inc.	7,105	659,770
FMC Corp.	9,132	465,184
International Flavors & Fragrances Inc.	9,858	392,053
Intrepid Potash Inc.(a)(b)	5,229	128,058
Lubrizol Corp.	8,456	623,123
Sherwin-Williams Co. (The)	11,991	759,630
Sigma-Aldrich Corp.	13,123	627,936
Valspar Corp. (The)	11,645	308,360

		4,742,317
COAL—1.18%
Arch Coal Inc.	20,407	429,976
Massey Energy Co.	10,738	413,628
Walter Energy Inc.	6,645	431,393

		1,274,997
COMMERCIAL SERVICES—3.37%
Alliance Data Systems Corp.(a)	6,529	388,214
Equifax Inc.	15,871	507,872
Hewitt Associates Inc. Class A(a)	10,787	425,871
Interactive Data Corp.	4,632	132,614
Lender Processing Services Inc.	11,914	461,787
Manpower Inc.	9,799	507,490
Moody’s Corp.	23,704	653,993
SAIC Inc.(a)	23,588	432,368
Weight Watchers International Inc.	4,558	131,544

		3,641,753
COMPUTERS—3.78%
Affiliated Computer Services Inc. Class A(a)	11,435	703,481
Brocade Communications Systems Inc.(a)	52,276	359,136
Diebold Inc.	8,123	215,828
SanDisk Corp.(a)	28,555	725,868
Synopsys Inc.(a)	18,363	390,581
Teradata Corp.(a)	21,652	605,606
Western Digital Corp.(a)	28,341	1,076,675

		4,077,175
COSMETICS & PERSONAL CARE—0.72%
Estee Lauder Companies Inc. (The) Class A	14,843	779,554

		779,554
DISTRIBUTION & WHOLESALE—0.71%
W.W. Grainger Inc.	7,765	770,909

		770,909
DIVERSIFIED FINANCIAL SERVICES—3.70%
Affiliated Managers Group Inc.(a)	5,228	316,660
AmeriCredit Corp.(a)	8,298	174,009
Federated Investors Inc. Class B	12,905	327,529
Invesco Ltd.	53,923	1,040,714
Jefferies Group Inc.(a)	13,747	351,098
NASDAQ OMX Group Inc. (The)(a)	20,789	373,994
NYSE Euronext Inc.	32,598	763,119
Raymond James Financial Inc.	12,389	313,566
Waddell & Reed Financial Inc. Class A	10,784	337,863

		3,998,552

ELECTRIC—3.40%
AES Corp. (The)(a)	83,760	1,057,889
Allegheny Energy Inc.	21,190	443,931
DPL Inc.	15,015	403,003
Integrys Energy Group Inc.	9,542	399,333
Mirant Corp.(a)	17,906	251,937
NRG Energy Inc.(a)	32,273	778,102
NV Energy Inc.	29,312	337,674

		3,671,869
ELECTRICAL COMPONENTS & EQUIPMENT—0.99%
Energizer Holdings Inc.(a)	8,723	484,127
Hubbell Inc. Class B	6,455	277,952
Molex Inc.	7,915	159,566
Molex Inc. Class A NVS	8,626	152,076

		1,073,721
ELECTRONICS—1.88%
Arrow Electronics Inc.(a)	15,025	394,707
Avnet Inc.(a)	19,010	502,624
Garmin Ltd.(b)	14,896	481,290
Jabil Circuit Inc.	24,848	359,799
PerkinElmer Inc.	14,600	294,044

		2,032,464
ENGINEERING & CONSTRUCTION—2.68%
Fluor Corp.	22,754	1,031,666
KBR Inc.	20,269	379,638
McDermott International Inc.(a)	28,507	673,335
Shaw Group Inc. (The)(a)	10,316	333,104
URS Corp.(a)	10,490	470,791

		2,888,534
ENTERTAINMENT—0.95%
DreamWorks Animation SKG Inc. Class A(a)	8,763	341,231
International Game Technology	37,325	684,541

		1,025,772
FOOD—2.25%
Flowers Foods Inc.	10,714	260,243
Hormel Foods Corp.	8,990	347,913
J.M. Smucker Co. (The)	14,853	892,220
McCormick & Co. Inc. NVS	13,635	494,951
Ralcorp Holdings Inc.(a)	7,082	437,668

		2,432,995
FOREST PRODUCTS & PAPER—1.10%
MeadWestvaco Corp.	18,775	451,914
Plum Creek Timber Co. Inc.	20,465	740,219

		1,192,133
HAND & MACHINE TOOLS—0.50%
Lincoln Electric Holdings Inc.	5,036	245,908
Snap-on Inc.	7,197	294,213

		540,121
HEALTH CARE - PRODUCTS—1.27%
Beckman Coulter Inc.	8,724	570,288
Hologic Inc.(a)	31,903	480,778
Kinetic Concepts Inc.(a)	7,705	318,139

		1,369,205

HEALTH CARE - SERVICES—1.93%
Community Health Systems Inc.(a)	11,711	382,013
Humana Inc.(a)	21,330	1,037,065
Tenet Healthcare Corp.(a)	59,732	330,915
Universal Health Services Inc. Class B	11,388	332,074

		2,082,067
HOME BUILDERS—0.47%
NVR Inc.(a)	743	508,316

		508,316
HOME FURNISHINGS—0.28%
Harman International Industries Inc.	8,628	306,725

		306,725
HOUSEHOLD PRODUCTS & WARES—1.46%
Clorox Co. (The)	17,355	1,026,895
Scotts Miracle-Gro Co. (The) Class A	5,472	217,238
Tupperware Brands Corp.	7,813	331,740

		1,575,873
INSURANCE—0.66%
Brown & Brown Inc.	14,271	251,170
Markel Corp.(a)	1,230	399,762
Wesco Financial Corp.	185	65,305

		716,237
INTERNET—1.27%
Expedia Inc.(a)	26,624	570,020
IAC/InterActiveCorp(a)	12,110	243,169
VeriSign Inc.(a)	24,344	557,721

		1,370,910
IRON & STEEL—0.30%
Reliance Steel & Aluminum Co.	8,035	327,346

		327,346
LODGING—0.99%
MGM MIRAGE(a)	31,230	345,404
Starwood Hotels & Resorts Worldwide Inc.(b)	21,678	722,311

		1,067,715
MACHINERY—2.68%
AGCO Corp.(a)	11,478	354,785
Cummins Inc.	22,642	1,022,513
Flowserve Corp.	7,109	641,019
IDEX Corp.	10,116	285,474
Joy Global Inc.	12,840	587,302

		2,891,093
MANUFACTURING—6.87%
AptarGroup Inc.	7,873	279,334
Cooper Industries PLC(b)	25,581	1,097,425
Dover Corp.	23,307	999,404
Harsco Corp.	10,143	301,856
ITT Corp.	22,766	1,099,825
Leggett & Platt Inc.	19,088	348,547
Pall Corp.	14,693	506,468
Parker Hannifin Corp.	20,215	1,130,221
Pentair Inc.	12,333	376,650
SPX Corp.	6,105	332,356
Teleflex Inc.	4,925	281,513
Textron Inc.	33,883	661,735

		7,415,334

MEDIA—1.70%
Cablevision NY Group Class A	31,091	797,173
John Wiley & Sons Inc. Class A	6,030	251,753
Liberty Global Inc. Series A(a)	15,443	391,943
Liberty Global Inc. Series C(a)	15,735	394,319

		1,835,188
MINING—0.58%
Vulcan Materials Co.(b)	14,211	627,984

		627,984
OIL & GAS—3.32%
Cabot Oil & Gas Corp.	12,913	494,181
EXCO Resources Inc.	21,461	376,426
Nabors Industries Ltd.(a)	35,819	798,764
Pioneer Natural Resources Co.	14,331	630,277
Pride International Inc.(a)	19,692	582,883
Rowan Companies Inc.(a)	13,081	280,980
Whiting Petroleum Corp.(a)	6,306	419,727

		3,583,238
OIL & GAS SERVICES—0.71%
BJ Services Co.	36,860	761,896

		761,896
PACKAGING & CONTAINERS—0.96%
Ball Corp.	11,894	604,096
Greif Inc. Class A	2,988	144,500
Packaging Corp. of America	12,831	282,795

		1,031,391
PHARMACEUTICALS—3.66%
Cephalon Inc.(a)	9,348	596,776
Dendreon Corp.(a)	16,394	454,114
Endo Pharmaceuticals Holdings Inc.(a)	12,892	259,258
Mead Johnson Nutrition Co. Class A	25,673	1,161,190
NBTY Inc.(a)	6,959	309,884
Omnicare Inc.	14,820	370,500
Valeant Pharmaceuticals International(a)(b)	8,666	290,051
Watson Pharmaceuticals Inc.(a)	13,287	509,822

		3,951,595
PIPELINES—0.83%
Questar Corp.	21,678	899,203

		899,203
REAL ESTATE—0.36%
CB Richard Ellis Group Inc. Class A(a)	31,224	384,055

		384,055
REAL ESTATE INVESTMENT TRUSTS—9.13%
Alexandria Real Estate Equities Inc.	5,403	322,721
AMB Property Corp.	18,284	438,816
AvalonBay Communities Inc.	10,255	785,636
Boston Properties Inc.	17,393	1,128,284
Camden Property Trust	7,982	309,462
Corporate Office Properties Trust	7,263	259,216
Equity Residential	34,366	1,101,430
Essex Property Trust Inc.	3,623	288,717
Federal Realty Investment Trust	7,656	492,893
HCP Inc.	36,485	1,034,350
Health Care REIT Inc.	15,493	666,199

Kimco Realty Corp.	50,355	635,480
Macerich Co. (The)	11,806	364,215
Nationwide Health Properties Inc.	14,038	462,692
Realty Income Corp.(b)	13,074	365,157
Regency Centers Corp.	11,017	368,959
Ventas Inc.	19,701	831,382

		9,855,609
RETAIL—5.55%
Abercrombie & Fitch Co. Class A	10,934	344,858
Advance Auto Parts Inc.	11,821	466,338
American Eagle Outfitters Inc.	22,090	351,010
AutoZone Inc.(a)	3,730	578,262
BJ’s Wholesale Club Inc.(a)	6,836	230,988
Burger King Holdings Inc.	11,364	198,188
Darden Restaurants Inc.	17,535	648,094
Family Dollar Stores Inc.	16,642	513,905
Nordstrom Inc.	21,133	729,934
PetSmart Inc.	15,986	411,640
Sears Holdings Corp.(a)	7,251	676,373
Tiffany & Co.	15,592	633,191
Wendy’s/Arby’s Group Inc. Class A	46,714	215,352

		5,998,133
SEMICONDUCTORS—6.20%
Analog Devices Inc.	36,402	981,398
KLA-Tencor Corp.	21,487	605,933
Linear Technology Corp.	25,872	675,259
LSI Corp.(a)	81,052	404,449
Maxim Integrated Products Inc.	38,362	670,568
Microchip Technology Inc.	22,871	590,301
Micron Technology Inc.(a)	106,386	927,686
National Semiconductor Corp.	29,686	393,636
ON Semiconductor Corp.(a)	52,803	380,710
QLogic Corp.(a)	14,226	244,545
Xilinx Inc.	34,803	820,655

		6,695,140
SOFTWARE—3.12%
Broadridge Financial Solutions Inc.	17,619	382,685
Fidelity National Information Services Inc.	41,483	977,339
Fiserv Inc.(a)	19,592	882,424
IMS Health Inc.	22,779	492,938
Solera Holdings Inc.	8,620	285,408
Total System Services Inc.	24,710	353,600

		3,374,394
TELECOMMUNICATIONS—2.18%
Amdocs Ltd.(a)	23,768	679,527
Harris Corp.	16,430	705,176
NII Holdings Inc.(a)	20,851	682,662
Tellabs Inc.(a)	44,237	284,444

		2,351,809
TEXTILES—0.65%
Cintas Corp.	16,661	418,358
Mohawk Industries Inc.(a)	6,924	286,723

		705,081
TOYS, GAMES & HOBBIES—1.27%
Hasbro Inc.	15,616	477,069
Mattel Inc.	45,390	895,091

		1,372,160

WATER—0.49%
American Water Works Co. Inc.	11,207	244,313
Aqua America Inc.	16,969	281,516

		525,829

TOTAL COMMON STOCKS
(Cost: $105,889,621)		107,788,809

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.48%

MONEY MARKET FUNDS—2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	2,121,160	2,121,160
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	359,736	359,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	198,286	198,286

		2,679,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,679,182)		2,679,182

TOTAL INVESTMENTS IN SECURITIES—102.29%
(Cost: $108,568,803)		110,467,991
Other Assets, Less Liabilities—(2.29)%		(2,469,605)

NET ASSETS—100.00%		$107,998,386

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—1.45%
Rockwell Collins Inc.	32,381	$1,722,345
TransDigm Group Inc.	7,543	364,101

		2,086,446
APPAREL—0.99%
Guess? Inc.	12,070	479,300
Polo Ralph Lauren Corp.	11,628	953,496

		1,432,796
BEVERAGES—0.85%
Green Mountain Coffee Roasters Inc.(a)	7,930	672,623
Hansen Natural Corp.(a)	14,526	558,525

		1,231,148
BIOTECHNOLOGY—5.32%
Alexion Pharmaceuticals Inc.(a)	18,017	835,448
Bio-Rad Laboratories Inc. Class A(a)	3,836	357,438
Human Genome Sciences Inc.(a)	36,928	977,484
Illumina Inc.(a)	25,370	930,825
Life Technologies Corp.(a)	36,519	1,815,359
Millipore Corp.(a)	11,383	785,085
Myriad Genetics Inc.(a)	19,634	461,399
Vertex Pharmaceuticals Inc.(a)	39,408	1,513,267

		7,676,305
CHEMICALS—0.45%
Terra Industries Inc.	20,456	646,410

		646,410
COAL—2.01%
Alpha Natural Resources Inc.(a)	32,098	1,303,500
CONSOL Energy Inc.	34,142	1,591,359

		2,894,859
COMMERCIAL SERVICES—4.70%
Corrections Corp. of America(a)	23,649	442,473
DeVry Inc.	12,699	775,401
FTI Consulting Inc.(a)	10,557	437,588
Genpact Ltd.(a)	11,801	163,680
Iron Mountain Inc.(a)	37,839	864,999
ITT Educational Services Inc.(a)	7,577	733,984
Morningstar Inc.(a)	4,411	208,464
Pharmaceutical Product Development Inc.	22,636	528,777
Quanta Services Inc.(a)	40,280	733,902
Robert Half International Inc.	31,014	834,897
Strayer Education Inc.	2,877	597,783
VistaPrint NV(a)	8,254	462,306

		6,784,254

COMPUTERS—2.44%
FactSet Research Systems Inc.	8,904	560,952
IHS Inc. Class A(a)	9,510	489,194
MICROS Systems Inc.(a)	16,379	468,112
NetApp Inc.(a)	68,849	2,005,571

		3,523,829
COSMETICS & PERSONAL CARE—0.35%
Alberto-Culver Co.	18,006	511,190

		511,190
DISTRIBUTION & WHOLESALE—1.19%
Fastenal Co.(b)	28,456	1,180,355
LKQ Corp.(a)	28,714	538,387

		1,718,742
DIVERSIFIED FINANCIAL SERVICES—2.05%
Eaton Vance Corp.	23,885	688,127
Greenhill & Co. Inc.	5,302	412,496
IntercontinentalExchange Inc.(a)	14,800	1,413,104
Janus Capital Group Inc.	36,902	450,573

		2,964,300
ELECTRIC—0.93%
Calpine Corp.(a)	71,685	784,951
ITC Holdings Corp.	10,432	560,407

		1,345,358
ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
AMETEK Inc.	21,723	791,586
SunPower Corp. Class A(a)	11,164	227,634
SunPower Corp. Class B(a)	8,585	159,423

		1,178,643
ELECTRONICS—5.96%
Agilent Technologies Inc.(a)	70,699	1,981,693
Amphenol Corp. Class A	35,063	1,396,910
Dolby Laboratories Inc. Class A(a)	10,745	540,796
FLIR Systems Inc.(a)	30,767	910,088
Gentex Corp.	28,306	542,626
Itron Inc.(a)	8,216	505,613
Mettler-Toledo International Inc.(a)	6,874	670,009
National Instruments Corp.	12,502	367,434
Trimble Navigation Ltd.(a)	24,666	564,605
Waters Corp.(a)	19,713	1,123,247

		8,603,021
ENERGY - ALTERNATE SOURCES—0.32%
Covanta Holding Corp.(a)	26,778	468,615

		468,615
ENGINEERING & CONSTRUCTION—1.03%
AECOM Technology Corp.(a)	19,784	533,574
Jacobs Engineering Group Inc.(a)	25,358	958,279

		1,491,853

ENTERTAINMENT—0.56%
Bally Technologies Inc.(a)	11,094	440,099
Penn National Gaming Inc.(a)	13,698	369,572

		809,671
ENVIRONMENTAL CONTROL—1.46%
Nalco Holding Co.	28,222	665,475
Stericycle Inc.(a)(b)	17,370	919,394
Waste Connections Inc.(a)	16,172	520,253

		2,105,122
FOOD—0.43%
Whole Foods Market Inc.(a)(b)	22,762	619,582

		619,582
HEALTH CARE - PRODUCTS—6.66%
C.R. Bard Inc.	19,779	1,639,481
DENTSPLY International Inc.	30,438	1,020,586
Edwards Lifesciences Corp.(a)	11,515	1,031,974
Gen-Probe Inc.(a)	10,012	429,815
Henry Schein Inc.(a)	18,435	996,412
IDEXX Laboratories Inc.(a)	12,196	640,168
Inverness Medical Innovations Inc.(a)	17,069	689,075
Patterson Companies Inc.(a)	20,551	586,937
ResMed Inc.(a)	15,511	793,232
TECHNE Corp.	7,706	505,668
Varian Medical Systems Inc.(a)	25,438	1,279,277

		9,612,625
HEALTH CARE - SERVICES—3.19%
Covance Inc.(a)	13,080	760,079
DaVita Inc.(a)	20,964	1,252,809
Laboratory Corp. of America Holdings(a)	21,757	1,546,923
Lincare Holdings Inc.(a)	13,949	513,602
MEDNAX Inc.(a)	9,368	532,664

		4,606,077
HOLDING COMPANIES - DIVERSIFIED—0.61%
Leucadia National Corp.(a)	39,576	883,732

		883,732
HOUSEHOLD PRODUCTS & WARES—0.60%
Church & Dwight Co. Inc.	14,349	865,101

		865,101
INTERNET—4.15%
Akamai Technologies Inc.(a)	35,351	873,170
Equinix Inc.(a)(b)	7,776	748,284
F5 Networks Inc.(a)	16,098	795,724
McAfee Inc.(a)	32,238	1,215,373
Netflix Inc.(a)(b)	9,695	603,514
Priceline.com Inc.(a)(b)	9,000	1,758,150

		5,994,215
IRON & STEEL—1.27%
Allegheny Technologies Inc.	18,794	767,735
Cliffs Natural Resources Inc.	26,786	1,070,101

		1,837,836
LODGING—0.67%
Wynn Resorts Ltd.	15,643	967,989

		967,989

MACHINERY—1.53%
Bucyrus International Inc.	15,348	803,928
Rockwell Automation Inc.	29,011	1,399,491

		2,203,419
MANUFACTURING—1.03%
Donaldson Co. Inc.	14,637	559,719
Roper Industries Inc.	18,525	927,732

		1,487,451
MEDIA—2.09%
Discovery Communications Inc. Series A(a)	27,454	814,286
Discovery Communications Inc. Series C(a)	28,714	754,030
Scripps Networks Interactive Inc. Class A	18,252	779,360
Sirius XM Radio Inc.(a)	793,809	668,149

		3,015,825
METAL FABRICATE & HARDWARE—0.21%
Valmont Industries Inc.	4,305	299,025

		299,025
OIL & GAS—6.92%
Atlas Energy Inc.	16,073	486,208
Atwood Oceanics Inc.(a)	11,353	380,553
CNX Gas Corp.(a)	5,707	153,119
Comstock Resources Inc.(a)	9,388	366,038
Concho Resources Inc.(a)	14,679	658,647
Continental Resources Inc.(a)	6,335	240,540
Denbury Resources Inc.(a)	51,013	691,226
Encore Acquisition Co.(a)	11,413	543,487
EQT Corp.	25,208	1,109,656
Helmerich & Payne Inc.	19,824	829,238
Petrohawk Energy Corp.(a)	61,639	1,376,399
Plains Exploration & Production Co.(a)	28,550	952,142
Quicksilver Resources Inc.(a)	24,378	323,984
Range Resources Corp.	32,070	1,475,220
St. Mary Land & Exploration Co.	12,685	406,427

		9,992,884
OIL & GAS SERVICES—3.91%
Cameron International Corp.(a)	49,852	1,877,426
Dresser-Rand Group Inc.(a)	16,841	498,157
FMC Technologies Inc.(a)	25,325	1,346,530
Oceaneering International Inc.(a)	10,464	572,381
Smith International Inc.	44,749	1,356,790

		5,651,284
PHARMACEUTICALS—3.42%
Hospira Inc.(a)	32,591	1,650,408
Mylan Inc.(a)	61,841	1,127,361
OSI Pharmaceuticals Inc.(a)	11,824	404,617
Perrigo Co.	16,925	749,439
United Therapeutics Corp.(a)	9,584	570,919
VCA Antech Inc.(a)	17,264	438,333

		4,941,077
REAL ESTATE—0.34%
St. Joe Co. (The)(a)	18,846	489,996

		489,996

REAL ESTATE INVESTMENT TRUSTS—0.82%
Digital Realty Trust Inc.(b)	14,368	689,664
UDR Inc.	31,414	488,802

		1,178,466
RETAIL—6.40%
Aeropostale Inc.(a)	13,771	452,928
Big Lots Inc.(a)	16,981	482,430
CarMax Inc.(a)	40,482	835,144
Chico’s FAS Inc.(a)	36,096	460,946
Chipotle Mexican Grill Inc.(a)	6,504	627,376
Copart Inc.(a)	15,281	515,887
Dick’s Sporting Goods Inc.(a)	17,771	397,537
Dollar Tree Inc.(a)	18,421	912,208
GameStop Corp. Class A(a)	33,457	661,445
J. Crew Group Inc.(a)	10,725	420,527
MSC Industrial Direct Co. Inc. Class A	8,946	386,378
O’Reilly Automotive Inc.(a)	27,973	1,057,379
Ross Stores Inc.	25,586	1,175,165
Urban Outfitters Inc.(a)	26,966	851,317

		9,236,667
SAVINGS & LOANS—1.97%
Capitol Federal Financial	4,345	141,734
Hudson City Bancorp Inc.	98,792	1,310,970
People’s United Financial Inc.	70,742	1,143,898
TFS Financial Corp.	19,174	246,578

		2,843,180
SEMICONDUCTORS—5.75%
Altera Corp.	60,145	1,282,291
Cree Inc.(a)	19,311	1,079,678
Lam Research Corp.(a)	25,864	853,771
Marvell Technology Group Ltd.(a)	99,901	1,741,274
MEMC Electronic Materials Inc.(a)	45,879	577,158
NVIDIA Corp.(a)	111,525	1,716,370
Rovi Corp.(a)	20,965	605,259
Varian Semiconductor Equipment Associates Inc.(a)	14,925	437,750

		8,293,551
SOFTWARE—10.70%
Allscripts-Misys Healthcare Solutions Inc.(a)	12,028	197,981
ANSYS Inc.(a)	17,967	752,099
Autodesk Inc.(a)	46,278	1,100,954
BMC Software Inc.(a)	37,837	1,462,022
Cerner Corp.(a)(b)	13,047	987,006
Citrix Systems Inc.(a)	37,217	1,546,366
Dun & Bradstreet Corp. (The)	10,801	852,955
Electronic Arts Inc.(a)	65,822	1,071,582
Global Payments Inc.	16,521	735,184
Intuit Inc.(a)	60,293	1,785,276
MSCI Inc. Class A(a)	21,225	627,411
Nuance Communications Inc.(a)	45,811	688,081
Red Hat Inc.(a)	38,450	1,046,609
Salesforce.com Inc.(a)	21,134	1,343,066
SEI Investments Co.	32,016	567,003
Sybase Inc.(a)	16,720	680,002

		15,443,597

TELECOMMUNICATIONS—2.46%
Clearwire Corp. Class A(a)(b)	12,871	83,533
CommScope Inc.(a)	19,245	523,656
Crown Castle International Corp.(a)	50,587	1,868,684
MetroPCS Communications Inc.(a)	51,003	287,147
SBA Communications Corp. Class A(a)	23,895	790,686

		3,553,706
TRANSPORTATION—1.85%
Expeditors International of Washington Inc.	43,668	1,489,079
J.B. Hunt Transport Services Inc.	19,377	594,099
Kansas City Southern Industries Inc.(a)	19,699	585,060

		2,668,238

TOTAL COMMON STOCKS
(Cost: $158,215,111)		144,158,085

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.47%

MONEY MARKET FUNDS—4.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,336,528	5,336,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	905,042	905,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	212,044	212,044

		6,453,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,453,614)		6,453,614

TOTAL INVESTMENTS IN SECURITIES—104.33%
(Cost: $164,668,725)		150,611,699
Other Assets, Less Liabilities—(4.33)%		(6,253,732)

NET ASSETS—100.00%		$144,357,967

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.28%
Clear Channel Outdoor Holdings Inc. Class A(a)	5,995	$60,849
Lamar Advertising Co. Class A(a)	8,513	243,472

		304,321
AEROSPACE & DEFENSE—1.65%
Alliant Techsystems Inc.(a)	4,849	382,926
L-3 Communications Holdings Inc.	17,264	1,438,782

		1,821,708
AUTO MANUFACTURERS—0.69%
Navistar International Corp.(a)	7,873	291,222
Oshkosh Corp.	12,922	466,097

		757,319
BANKS—6.90%
Comerica Inc.	22,371	772,023
Discover Financial Services	80,552	1,101,951
Fifth Third Bancorp	117,801	1,465,444
First Horizon National Corp.(a)	32,743	424,022
Huntington Bancshares Inc.	103,712	496,781
KeyCorp	130,138	934,391
M&T Bank Corp.	10,564	779,095
Marshall & Ilsley Corp.	74,714	516,274
Regions Financial Corp.	176,000	1,117,600

		7,607,581
BEVERAGES—3.14%
Constellation Brands Inc. Class A(a)	29,224	469,922
Dr Pepper Snapple Group Inc.	34,831	963,425
Molson Coors Brewing Co. Class B NVS	23,267	977,214
Pepsi Bottling Group Inc.	21,249	790,463
PepsiAmericas Inc.	9,237	268,335

		3,469,359
BUILDING MATERIALS—0.66%
Masco Corp.	53,263	722,246

		722,246
CHEMICALS—1.77%
Ashland Inc.	9,870	398,847
Celanese Corp. Series A	21,277	619,161
Eastman Chemical Co.	10,120	572,084
RPM International Inc.	19,089	356,964

		1,947,056
COMMERCIAL SERVICES—1.78%
H&R Block Inc.	50,142	1,079,056
Hertz Global Holdings Inc.(a)	27,371	283,564
R.R. Donnelley & Sons Co.	30,370	601,933

		1,964,553

COMPUTERS—2.40%
Computer Sciences Corp.(a)	22,404	1,149,325
DST Systems Inc.(a)	5,860	265,634
Seagate Technology	73,756	1,233,938

		2,648,897
DISTRIBUTION & WHOLESALE—1.17%
Genuine Parts Co.	23,618	889,926
Ingram Micro Inc. Class A(a)	23,997	405,549

		1,295,475
DIVERSIFIED FINANCIAL SERVICES—2.53%
Ameriprise Financial Inc.	37,788	1,445,013
Legg Mason Inc.	23,594	608,253
SLM Corp.(a)	70,330	740,575

		2,793,841
ELECTRIC—10.70%
Alliant Energy Corp.	16,344	509,933
Ameren Corp.	31,635	808,274
CenterPoint Energy Inc.	54,127	755,072
CMS Energy Corp.	33,602	509,742
Constellation Energy Group Inc.	26,683	861,327
DTE Energy Co.	24,251	1,019,512
Great Plains Energy Inc.	20,062	358,307
MDU Resources Group Inc.	25,728	566,531
Northeast Utilities	25,993	658,143
NSTAR	15,807	542,812
OGE Energy Corp.	14,228	515,338
Pepco Holdings Inc.	32,592	535,161
Pinnacle West Capital Corp.	14,909	534,040
SCANA Corp.	16,315	580,977
TECO Energy Inc.	29,471	458,863
Westar Energy Inc.	16,068	342,730
Wisconsin Energy Corp.	17,330	848,130
Xcel Energy Inc.	67,493	1,402,505

		11,807,397
ENTERTAINMENT—0.16%
Regal Entertainment Group Class A	11,561	170,756

		170,756
FOOD—5.51%
ConAgra Foods Inc.	66,221	1,505,866
Corn Products International Inc.	10,991	312,364
Dean Foods Co.(a)	26,726	471,179
Del Monte Foods Co.	29,565	336,450
Hershey Co. (The)	23,001	837,926
Sara Lee Corp.	97,452	1,183,067
Smithfield Foods Inc.(a)	22,952	345,657
SUPERVALU Inc.	31,408	462,012
Tyson Foods Inc. Class A	45,570	629,777

		6,084,298
FOREST PRODUCTS & PAPER—1.56%
Rayonier Inc.	11,616	487,175
Weyerhaeuser Co.	31,040	1,238,496

		1,725,671

GAS—2.32%
AGL Resources Inc.	11,337	400,083
Atmos Energy Corp.	13,591	375,383
Energen Corp.	10,720	471,144
NiSource Inc.	40,577	578,222
Southern Union Co.	15,475	341,069
UGI Corp.	15,978	391,621

		2,557,522
HAND & MACHINE TOOLS—1.07%
Black & Decker Corp. (The)	8,885	574,504
Stanley Works (The)(b)	11,914	610,592

		1,185,096
HEALTH CARE - SERVICES—0.46%
Coventry Health Care Inc.(a)	21,944	502,079

		502,079
HOME BUILDERS—1.57%
D.R. Horton Inc.	41,120	484,805
Lennar Corp. Class A	22,478	345,262
Lennar Corp. Class B	1,615	19,687
Pulte Homes Inc.(a)	49,485	520,582
Toll Brothers Inc.(a)	19,503	360,220

		1,730,556
HOME FURNISHINGS—0.74%
Whirlpool Corp.(b)	10,889	818,635

		818,635
HOUSEHOLD PRODUCTS & WARES—1.69%
Avery Dennison Corp.	16,701	542,950
Fortune Brands Inc.	22,208	923,187
Jarden Corp.	13,031	397,185

		1,863,322
HOUSEWARES—0.51%
Newell Rubbermaid Inc.	41,338	560,957

		560,957
INSURANCE—16.39%
Alleghany Corp.(a)	947	247,271
Allied World Assurance Holdings Ltd.	6,040	270,350
American Financial Group Inc.	11,445	283,950
American International Group Inc.(a)(b)	17,504	424,122
American National Insurance Co.	2,358	250,986
Arch Capital Group Ltd.(a)	8,177	584,983
Arthur J. Gallagher & Co.	14,813	334,033
Aspen Insurance Holdings Ltd.	10,672	284,195
Assurant Inc.	17,468	549,019
Assured Guaranty Ltd.	18,569	420,774
Axis Capital Holdings Ltd.	21,182	610,042
CIGNA Corp.	40,248	1,359,175
Cincinnati Financial Corp.	22,502	593,828
CNA Financial Corp.(a)	4,356	102,322
Everest Re Group Ltd.	8,502	728,961
Fidelity National Financial Inc. Class A	34,169	440,780

First American Corp.	17,888	528,948
Genworth Financial Inc. Class A(a)	71,197	985,366
Hanover Insurance Group Inc. (The)	7,313	310,217
HCC Insurance Holdings Inc.	16,624	450,510
Lincoln National Corp.	44,746	1,099,857
Mercury General Corp.	3,888	148,599
Old Republic International Corp.	33,434	354,066
PartnerRe Ltd.	8,901	663,926
Principal Financial Group Inc.	44,474	1,025,126
Reinsurance Group of America Inc.	10,780	525,202
RenaissanceRe Holdings Ltd.	9,234	500,298
Torchmark Corp.	12,257	550,339
Transatlantic Holdings Inc.	8,475	421,123
Unum Group	48,466	948,480
Validus Holdings Ltd.	14,018	371,477
W.R. Berkley Corp.	20,877	507,937
White Mountains Insurance Group Ltd.	1,139	365,015
XL Capital Ltd. Class A	50,082	839,875

		18,081,152
INTERNET—0.79%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	83,598	867,747

		867,747
IRON & STEEL—1.29%
Steel Dynamics Inc.	31,877	483,893
United States Steel Corp.	21,230	943,249

		1,427,142
LEISURE TIME—1.18%
Harley-Davidson Inc.	34,489	784,280
Royal Caribbean Cruises Ltd.(a)(b)	19,909	519,426

		1,303,706
LODGING—0.50%
Wyndham Worldwide Corp.	26,458	555,353

		555,353
MACHINERY—0.28%
Terex Corp.(a)	16,031	313,406

		313,406
MEDIA—2.37%
CBS Corp. Class B NVS	86,545	1,119,027
DISH Network Corp. Class A	31,125	568,342
Gannett Co. Inc.	34,045	549,827
Washington Post Co. (The) Class B	871	378,554

		2,615,750
METAL FABRICATE & HARDWARE—0.23%
Timken Co. (The)	11,433	256,214

		256,214
OFFICE & BUSINESS EQUIPMENT—1.61%
Pitney Bowes Inc.	30,813	644,608
Xerox Corp.	129,198	1,126,607

		1,771,215

OIL & GAS—2.69%
Cimarex Energy Co.	12,244	602,527
Forest Oil Corp.(a)	15,010	362,041
Newfield Exploration Co.(a)	19,506	954,624
Patterson-UTI Energy Inc.	22,920	352,051
Sunoco Inc.	17,421	437,093
Tesoro Corp.	20,492	256,150

		2,964,486
OIL & GAS SERVICES—0.32%
Tidewater Inc.	7,642	357,798

		357,798
PACKAGING & CONTAINERS—2.90%
Bemis Co. Inc.	16,001	448,988
Crown Holdings Inc.(a)	23,672	563,630
Owens-Illinois Inc.(a)	24,710	672,606
Pactiv Corp.(a)	19,542	440,672
Sealed Air Corp.	23,422	464,692
Silgan Holdings Inc.	3,754	194,645
Sonoco Products Co.	14,734	409,016

		3,194,249
PHARMACEUTICALS—3.04%
AmerisourceBergen Corp.	44,031	1,200,285
Forest Laboratories Inc.(a)	44,675	1,324,167
King Pharmaceuticals Inc.(a)	36,453	437,801
Warner Chilcott PLC Class A(a)	14,444	394,755

		3,357,008
PIPELINES—1.94%
El Paso Corp.	104,485	1,060,523
National Fuel Gas Co.	9,988	468,637
ONEOK Inc.	14,586	615,383

		2,144,543
REAL ESTATE INVESTMENT TRUSTS—5.94%
Annaly Capital Management Inc.	81,877	1,423,022
Chimera Investment Corp.	93,218	365,415
Duke Realty Corp.	33,188	375,688
Hospitality Properties Trust	18,108	400,549
Host Hotels & Resorts Inc.(a)	93,492	991,015
Liberty Property Trust	16,542	502,877
Mack-Cali Realty Corp.	11,630	379,371
ProLogis	70,096	883,210
Senior Housing Properties Trust	18,835	392,710
SL Green Realty Corp.(b)	11,249	511,717
Weingarten Realty Investors	17,752	331,430

		6,557,004
RETAIL—2.80%
AutoNation Inc.(a)(b)	11,042	198,756
J.C. Penney Co. Inc.	30,723	762,852
Limited Brands Inc.	40,727	774,628
Macy’s Inc.	62,169	990,352
RadioShack Corp.	18,553	362,155

		3,088,743
SAVINGS & LOANS—1.19%
First Niagara Financial Group Inc.	27,162	372,934
New York Community Bancorp Inc.	62,687	942,186

		1,315,120

SEMICONDUCTORS—0.61%
Advanced Micro Devices Inc.(a)	90,862	677,831

		677,831
TELECOMMUNICATIONS—4.28%
Frontier Communications Corp.	46,193	351,529
Level 3 Communications Inc.(a)	239,090	332,335
Qwest Communications International Inc.	206,253	868,325
Sprint Nextel Corp.(a)	417,259	1,368,610
Telephone and Data Systems Inc.	7,649	241,326
Telephone and Data Systems Inc. Special	6,705	190,556
United States Cellular Corp.(a)	2,321	84,879
Virgin Media Inc.	43,371	615,434
Windstream Corp.	65,203	672,243

		4,725,237
TRANSPORTATION—0.27%
Ryder System Inc.	8,270	301,028

		301,028

TOTAL COMMON STOCKS
(Cost: $120,967,408)		110,213,377

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.65%

MONEY MARKET FUNDS—2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	1,559,580	1,559,580
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	264,495	264,495
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	1,092,537	1,092,537

		2,916,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,916,612)		2,916,612

TOTAL INVESTMENTS IN SECURITIES—102.53%
(Cost: $123,884,020)		113,129,989
Other Assets, Less Liabilities—(2.53)%		(2,786,787)

NET ASSETS—100.00%		$110,343,202

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—2.35%
AAR Corp.(a)	18,285	$423,663
BE Aerospace Inc.(a)	45,397	1,018,255
Esterline Technologies Corp.(a)	14,200	536,192
Moog Inc. Class A(a)	19,393	585,281
Teledyne Technologies Inc.(a)	17,144	638,785

		3,202,176
AIRLINES—1.36%
AirTran Holdings Inc.(a)	64,005	308,504
JetBlue Airways Corp.(a)	117,083	578,390
UAL Corp.(a)	79,492	972,187

		1,859,081
APPAREL—1.71%
Carter’s Inc.(a)	27,045	699,384
Iconix Brand Group Inc.(a)	33,922	428,096
Liz Claiborne Inc.(a)	45,522	221,692
Timberland Co. Class A(a)	21,244	365,397
Wolverine World Wide Inc.	23,418	619,406

		2,333,975
AUTO PARTS & EQUIPMENT—0.50%
Dana Holding Corp.(a)	65,942	679,862

		679,862
BANKS—4.57%
BancFirst Corp.	3,369	135,771
First Citizens BancShares Inc. Class A	2,606	437,052
First Financial Bancorp	24,454	401,046
First Financial Bankshares Inc.	9,898	525,089
Glacier Bancorp Inc.	29,209	418,857
Hancock Holding Co.	15,004	614,264
Home Bancshares Inc.	10,485	257,721
IBERIABANK Corp.	9,735	520,238
International Bancshares Corp.	25,416	529,669
PrivateBancorp Inc.	33,935	461,516
Prosperity Bancshares Inc.	21,989	886,597
UMB Financial Corp.	15,774	623,231
Wilmington Trust Corp.	32,950	432,304

		6,243,355
BIOTECHNOLOGY—1.16%
Martek Biosciences Corp.(a)	15,787	340,052
Nektar Therapeutics(a)	44,086	503,462
PDL BioPharma Inc.	57,159	365,818
Savient Pharmaceuticals Inc.(a)	29,298	375,893

		1,585,225

BUILDING MATERIALS—0.57%
Eagle Materials Inc.	20,568	469,156
Universal Forest Products Inc.	9,151	310,585

		779,741
CHEMICALS—2.16%
Minerals Technologies Inc.	8,970	428,766
NewMarket Corp.	5,217	470,678
OM Group Inc.(a)	14,707	479,742
Solutia Inc.(a)	57,757	794,159
Valhi Inc.	5,444	87,376
W.R. Grace & Co.(a)	28,795	687,625

		2,948,346
COAL—0.42%
Patriot Coal Corp.(a)	36,582	566,655

		566,655
COMMERCIAL SERVICES—4.55%
Aaron’s Inc.	21,992	612,697
ABM Industries Inc.	20,488	397,877
Administaff Inc.	10,878	248,454
Arbitron Inc.	12,124	306,858
Career Education Corp.(a)	29,021	631,207
Chemed Corp.	10,707	497,876
Corporate Executive Board Co. (The)	16,331	377,899
DynCorp International Inc.(a)	11,690	140,397
MAXIMUS Inc.	8,338	399,057
PAREXEL International Corp.(a)	27,482	531,502
RSC Holdings Inc.(a)	23,182	166,447
Sotheby’s	31,937	742,216
TNS Inc.(a)	12,071	276,426
Towers Watson & Co. Class A	20,134	878,446

		6,207,359
COMPUTERS—2.24%
CACI International Inc. Class A(a)	14,334	687,602
Mentor Graphics Corp.(a)	46,550	373,331
NCR Corp.(a)	74,893	896,469
Palm Inc.(a)(b)	70,994	737,628
SRA International Inc. Class A(a)	20,673	355,989

		3,051,019
COSMETICS & PERSONAL CARE—0.43%
Bare Escentuals Inc.(a)	32,137	583,929

		583,929
DISTRIBUTION & WHOLESALE—2.44%
Beacon Roofing Supply Inc.(a)	21,314	358,075
Brightpoint Inc.(a)	31,493	183,919
Central European Distribution Corp.(a)	29,189	935,507
Owens & Minor Inc.	19,888	797,310
Pool Corp.	22,807	418,737
Watsco Inc.	13,290	637,388

		3,330,936

DIVERSIFIED FINANCIAL SERVICES—2.88%
Broadpoint Gleacher Securities Inc.(a)	31,979	129,515
Cohen & Steers Inc.(b)	9,727	197,847
Duff & Phelps Corp. Class A	10,535	171,088
Financial Federal Corp.	12,358	336,879
GAMCO Investors Inc. Class A	1,816	74,583
GFI Group Inc.	30,683	149,426
GLG Partners Inc.(a)(b)	81,035	237,433
Interactive Brokers Group Inc. Class A(a)	19,451	309,271
Investment Technology Group Inc.(a)	20,675	423,838
KBW Inc.(a)(b)	16,682	443,074
Knight Capital Group Inc. Class A(a)	44,424	694,791
MF Global Holdings Ltd.(a)(b)	47,356	310,182
Piper Jaffray Companies(a)	9,427	457,964

		3,935,891
ELECTRIC—0.60%
RRI Energy Inc.(a)	166,169	822,537

		822,537
ELECTRICAL COMPONENTS & EQUIPMENT—1.42%
Belden Inc.	22,250	507,968
General Cable Corp.(a)(b)	24,638	716,966
GrafTech International Ltd.(a)	57,069	716,787

		1,941,721
ELECTRONICS—2.54%
Benchmark Electronics Inc.(a)	31,137	567,316
Checkpoint Systems Inc.(a)	18,495	296,660
Coherent Inc.(a)	10,879	322,889
Cubic Corp.	7,642	298,420
Cymer Inc.(a)	13,803	433,000
Thomas & Betts Corp.(a)	25,445	859,023
Woodward Governor Co.	27,129	689,890

		3,467,198
ENGINEERING & CONSTRUCTION—0.55%
EMCOR Group Inc.(a)	31,201	750,696

		750,696
ENTERTAINMENT—0.47%
International Speedway Corp. Class A	13,120	337,315
National CineMedia Inc.	20,063	300,544

		637,859
ENVIRONMENTAL CONTROL—0.26%
Mine Safety Appliances Co.	14,910	359,182

		359,182
FOOD—1.98%
American Italian Pasta Co. Class A(a)	10,022	343,354
Hain Celestial Group Inc.(a)	19,356	309,502
J&J Snack Foods Corp.	6,640	277,618
Lance Inc.	15,024	334,134
Ruddick Corp.	20,185	572,245
Tootsie Roll Industries Inc.(b)	10,991	286,096
TreeHouse Foods Inc.(a)	15,090	584,587

		2,707,536
FOREST PRODUCTS & PAPER—1.73%
Domtar Corp.(a)	19,938	968,389
Rock-Tenn Co. Class A	18,144	774,567
Schweitzer-Mauduit International Inc.	8,245	620,354

		2,363,310

GAS—0.77%
Laclede Group Inc. (The)	9,697	312,825
New Jersey Resources Corp.	20,120	734,179

		1,047,004
HAND & MACHINE TOOLS—1.66%
Baldor Electric Co.	20,372	502,781
Kennametal Inc.	38,126	933,325
Regal Beloit Corp.	17,512	830,069

		2,266,175
HEALTH CARE - PRODUCTS—0.68%
CONMED Corp.(a)	13,797	296,773
Invacare Corp.	14,531	363,856
Sirona Dental Systems Inc.(a)	8,366	269,134

		929,763
HEALTH CARE - SERVICES—3.16%
Amedisys Inc.(a)(b)	12,926	710,284
AMERIGROUP Corp.(a)	25,314	644,241
AmSurg Corp.(a)	14,687	310,043
Centene Corp.(a)	23,957	461,172
Gentiva Health Services Inc.(a)	13,865	354,112
Magellan Health Services Inc.(a)	16,305	643,721
Psychiatric Solutions Inc.(a)	25,091	553,257
WellCare Health Plans Inc.(a)	20,163	628,682

		4,305,512
HOME BUILDERS—0.42%
Thor Industries Inc.	18,166	576,771

		576,771
HOME FURNISHINGS—0.61%
Tempur-Pedic International Inc.(a)	33,596	836,204

		836,204
HOUSEWARES—0.19%
National Presto Industries Inc.	2,287	261,907

		261,907
INSURANCE—1.47%
MBIA Inc.(a)	76,346	376,386
Navigators Group Inc. (The)(a)	6,770	288,876
RLI Corp.	9,286	477,858
Tower Group Inc.	19,069	421,425
Zenith National Insurance Corp.	15,996	446,288

		2,010,833
INTERNET—1.54%
Ariba Inc.(a)	41,829	526,627
EarthLink Inc.	50,765	411,704
j2 Global Communications Inc.(a)	21,037	432,100
TIBCO Software Inc.(a)	80,992	725,688

		2,096,119
IRON & STEEL—0.72%
Carpenter Technology Corp.	20,977	562,184
Schnitzer Steel Industries Inc. Class A	10,513	425,777

		987,961

LEISURE TIME—0.18%
Interval Leisure Group Inc.(a)	18,795	239,072

		239,072
LODGING—0.72%
Boyd Gaming Corp.(a)(b)	27,138	211,676
Choice Hotels International Inc.	14,262	452,676
Gaylord Entertainment Co.(a)	16,657	320,481

		984,833
MACHINERY—2.41%
Astec Industries Inc.(a)	8,179	203,575
Briggs & Stratton Corp.	23,592	389,976
Gardner Denver Inc.	24,679	983,458
Graco Inc.	28,674	765,309
Manitowoc Co. Inc. (The)	61,700	672,530
Robbins & Myers Inc.	12,357	274,573

		3,289,421
MACHINERY - DIVERSIFIED—0.16%
Chart Industries Inc.(a)	13,468	217,239

		217,239
MANUFACTURING—3.96%
Actuant Corp. Class A	32,202	540,028
Acuity Brands Inc.	20,585	736,531
Ameron International Corp.	4,077	281,435
Brink’s Co. (The)	22,643	529,393
Carlisle Companies Inc.	28,995	971,912
CLARCOR Inc.	24,188	783,207
Griffon Corp.(a)	23,405	276,413
Koppers Holdings Inc.	9,667	269,903
Lancaster Colony Corp.	9,619	524,716
Matthews International Corp. Class A	14,378	486,695

		5,400,233
MEDIA—0.89%
Liberty Media Corp. - Liberty Capital Group Series A(a)	40,506	1,048,700
World Wrestling Entertainment Inc.	10,381	166,096

		1,214,796
METAL FABRICATE & HARDWARE—0.70%
Kaydon Corp.	15,720	513,887
Mueller Industries Inc.	17,734	436,079

		949,966
MINING—1.49%
AMCOL International Corp.	12,426	312,265
Coeur d’Alene Mines Corp.(a)	37,054	519,497
Hecla Mining Co.(a)(b)	113,001	515,285
Stillwater Mining Co.(a)	21,467	215,743
Titanium Metals Corp.(a)	40,682	473,132

		2,035,922
OFFICE FURNISHINGS—0.50%
Herman Miller Inc.	26,747	451,757
Steelcase Inc. Class A	32,386	229,293

		681,050

OIL & GAS—3.20%
ATP Oil & Gas Corp.(a)(b)	19,942	288,561
Berry Petroleum Co. Class A	22,388	606,267
Bill Barrett Corp.(a)	16,006	496,186
CVR Energy Inc.(a)	26,381	211,576
Goodrich Petroleum Corp.(a)	12,586	262,166
Mariner Energy Inc.(a)	48,451	700,117
Parker Drilling Co.(a)	55,302	266,003
Rosetta Resources Inc.(a)	24,881	511,553
Unit Corp.(a)	22,421	1,021,052

		4,363,481
OIL & GAS SERVICES—2.96%
Cal Dive International Inc.(a)	44,185	311,062
Exterran Holdings Inc.(a)	29,852	605,399
Global Industries Ltd.(a)	48,911	340,910
Hornbeck Offshore Services Inc.(a)	11,385	244,891
Key Energy Services Inc.(a)	58,687	567,503
SEACOR Holdings Inc.(a)	9,063	636,676
Tetra Technologies Inc.(a)	36,057	377,156
Willbros Group Inc.(a)	18,833	287,957
World Fuel Services Corp.	27,954	671,735

		4,043,289
PACKAGING & CONTAINERS—0.09%
Graphic Packaging Holding Co.(a)	37,926	128,190

		128,190
PHARMACEUTICALS—1.07%
MannKind Corp.(a)(b)	30,700	310,684
Medicis Pharmaceutical Corp. Class A	26,765	618,539
Medivation Inc.(a)(b)	16,004	532,773

		1,461,996
REAL ESTATE—1.04%
Forestar Group Inc.(a)	16,807	312,106
Jones Lang LaSalle Inc.	19,490	1,111,125

		1,423,231
REAL ESTATE INVESTMENT TRUSTS—7.65%
Acadia Realty Trust	18,954	301,937
American Campus Communities Inc.	24,985	641,115
BioMed Realty Trust Inc.	46,026	670,599
BRE Properties Inc. Class A	25,848	828,945
EastGroup Properties Inc.	12,427	475,457
Entertainment Properties Trust	19,913	695,163
Extra Space Storage Inc.	40,818	463,284
Getty Realty Corp.	8,232	177,564
Home Properties Inc.	16,019	710,122
Investors Real Estate Trust	33,525	292,673
Kilroy Realty Corp.	20,439	590,483
Medical Properties Trust Inc.	38,124	381,621
Mid-America Apartment Communities Inc.	13,759	645,572
Omega Healthcare Investors Inc.	39,573	740,411
PS Business Parks Inc.	8,867	424,552
Saul Centers Inc.	3,595	128,126
Tanger Factory Outlet Centers Inc.	19,016	728,313
Taubman Centers Inc.	25,117	795,204
Washington Real Estate Investment Trust	28,510	746,677

		10,437,818

RETAIL—6.33%
AnnTaylor Stores Corp.(a)	27,564	346,204
Buckle Inc. (The)(b)	12,676	384,590
Casey’s General Stores Inc.	24,016	736,811
Cash America International Inc.	14,032	527,463
CEC Entertainment Inc.(a)	11,021	365,787
Cheesecake Factory Inc. (The)(a)	26,786	566,256
Children’s Place Retail Stores Inc. (The)(a)	9,322	296,440
Dress Barn Inc.(a)	29,985	705,847
DSW Inc. Class A(a)	6,727	162,121
Jack in the Box Inc.(a)	27,132	529,345
Jo-Ann Stores Inc.(a)	12,579	440,517
Men’s Wearhouse Inc. (The)	22,342	450,191
Nu Skin Enterprises Inc. Class A	24,509	569,589
OfficeMax Inc.(a)	35,853	465,013
Papa John’s International Inc.(a)	10,476	247,234
Penske Automotive Group Inc.(a)	19,052	267,871
PriceSmart Inc.	7,046	140,990
Sally Beauty Holdings Inc.(a)	40,423	337,128
Sonic Corp.(a)	28,498	240,238
Williams-Sonoma Inc.	45,224	858,352

		8,637,987
SAVINGS & LOANS—1.23%
Beneficial Mutual Bancorp Inc.(a)	17,269	155,594
Brookline Bancorp Inc.	27,894	279,219
Northwest Bancshares Inc.	21,240	248,720
Washington Federal Inc.	53,358	995,127

		1,678,660
SEMICONDUCTORS—4.23%
Atmel Corp.(a)	190,771	885,177
Emulex Corp.(a)	38,675	434,707
Integrated Device Technology Inc.(a)	78,852	447,091
International Rectifier Corp.(a)	34,046	614,190
Intersil Corp. Class A	58,352	786,001
OmniVision Technologies Inc.(a)	24,046	310,193
Rambus Inc.(a)(b)	50,102	1,099,238
Teradyne Inc.(a)	82,442	770,008
TriQuint Semiconductor Inc.(a)	71,044	426,264

		5,772,869
SOFTWARE—3.82%
Acxiom Corp.(a)	37,646	578,996
Compuware Corp.(a)	109,358	830,027
CSG Systems International Inc.(a)	16,603	322,264
JDA Software Group Inc.(a)	19,095	500,480
Lawson Software Inc.(a)	67,600	409,656
MicroStrategy Inc. Class A(a)	4,400	412,368
Parametric Technology Corp.(a)	55,363	916,811
SYNNEX Corp.(a)	9,767	258,533
Take-Two Interactive Software Inc.(a)	38,444	356,760
VeriFone Holdings Inc.(a)	35,484	631,260

		5,217,155

TELECOMMUNICATIONS—5.82%
ADC Telecommunications Inc.(a)	46,000	244,260
ADTRAN Inc.	29,752	630,742
Anixter International Inc.(a)	14,319	596,816
ARRIS Group Inc.(a)	59,217	594,539
Atlantic Tele-Network Inc.	4,524	219,097
EchoStar Corp. Class A(a)	18,199	349,421
InterDigital Inc.(a)	20,664	512,261
Leap Wireless International Inc.(a)	29,065	383,367
Loral Space & Communications Inc.(a)	5,543	157,809
MasTec Inc.(a)	23,075	283,592
Plantronics Inc.	23,247	614,186
RF Micro Devices Inc.(a)	115,515	444,733
SAVVIS Inc.(a)	19,049	299,831
Sonus Networks Inc.(a)	97,029	204,731
Syniverse Holdings Inc.(a)	32,726	550,124
Tekelec(a)	31,213	467,571
3Com Corp.(a)	186,112	1,386,534

		7,939,614
TEXTILES—0.25%
UniFirst Corp.	6,794	341,331

		341,331
TRANSPORTATION—2.50%
Con-way Inc.	23,404	669,822
Genco Shipping & Trading Ltd.(a)	13,084	250,689
GulfMark Offshore Inc.(a)	12,358	303,389
Heartland Express Inc.	26,346	365,946
Kirby Corp.(a)(b)	25,513	827,642
Overseas Shipholding Group Inc.	11,354	506,502
Werner Enterprises Inc.	24,472	484,056

		3,408,046
TRUCKING & LEASING—0.37%
GATX Corp.	19,371	507,908

		507,908
WATER—0.25%
California Water Service Group	9,245	335,778

		335,778

TOTAL COMMON STOCKS
(Cost: $135,284,642)		136,385,723

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.78%

MONEY MARKET FUNDS—4.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	5,539,699	5,539,699
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	939,498	939,498
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	47,877	47,877

		6,527,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,527,074)	6,527,074

TOTAL INVESTMENTS IN SECURITIES—104.71%
(Cost: $141,811,716)	142,912,797
Other Assets, Less Liabilities—(4.71)%	(6,428,854)

NET ASSETS—100.00%	$136,483,943

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.97%

AEROSPACE & DEFENSE—0.86%
AeroVironment Inc.(a)	4,566	$155,564
HEICO Corp.	1,942	82,593
HEICO Corp. Class A	4,239	143,024
Orbital Sciences Corp.(a)	17,861	282,382

		663,563
AIRLINES—0.28%
Allegiant Travel Co.(a)	4,236	216,883

		216,883
APPAREL—2.58%
Deckers Outdoor Corp.(a)	4,130	405,442
Gymboree Corp.(a)	9,413	367,201
SKECHERS U.S.A. Inc. Class A(a)	10,581	296,903
Steven Madden Ltd.(a)	5,167	207,403
True Religion Apparel Inc.(a)(b)	7,933	153,186
Warnaco Group Inc. (The)(a)	14,363	556,135

		1,986,270
AUTO PARTS & EQUIPMENT—0.68%
WABCO Holdings Inc.	20,129	520,335

		520,335
BANKS—1.29%
Signature Bank(a)	12,718	439,788
SVB Financial Group(a)	12,811	555,869

		995,657
BIOTECHNOLOGY—3.57%
Abraxis BioScience Inc.(a)	1,838	75,082
Acorda Therapeutics Inc.(a)	11,817	330,640
AMAG Pharmaceuticals Inc.(a)	6,465	284,331
Exelixis Inc.(a)	33,331	220,985
Genomic Health Inc.(a)	5,022	83,014
Halozyme Therapeutics Inc.(a)	24,113	130,692
Incyte Corp.(a)	34,636	369,912
Integra LifeSciences Holdings Corp.(a)	6,720	258,048
InterMune Inc.(a)	13,703	213,904
Regeneron Pharmaceuticals Inc.(a)	19,787	527,521
Seattle Genetics Inc.(a)	24,869	256,648

		2,750,777
BUILDING MATERIALS—0.49%
Broadwind Energy Inc.(a)	14,516	82,596
Simpson Manufacturing Co. Inc.	11,896	293,355

		375,951
COAL—0.13%
International Coal Group Inc.(a)	29,139	104,026

		104,026

COMMERCIAL SERVICES—8.99%
American Public Education Inc.(a)	5,684	216,788
Bridgepoint Education Inc.(a)	5,847	85,191
Brink’s Home Security Holdings Inc.(a)	14,352	588,432
Capella Education Co.(a)	4,668	342,538
Coinstar Inc.(a)	9,020	232,987
Corinthian Colleges Inc.(a)	24,851	347,914
CoStar Group Inc.(a)(b)	6,359	256,776
Emergency Medical Services Corp. Class A(a)	6,219	326,560
Euronet Worldwide Inc.(a)	15,048	307,280
Forrester Research Inc.(a)	4,552	123,314
Gartner Inc.(a)	20,090	429,926
GEO Group Inc. (The)(a)	16,086	297,591
Grand Canyon Education Inc.(a)	4,995	99,750
Healthcare Services Group Inc.	12,181	249,710
HMS Holdings Corp.(a)	8,151	367,529
Korn/Ferry International(a)	14,298	211,610
Lincoln Educational Services Corp.(a)	2,698	55,903
Monster Worldwide Inc.(a)	39,641	618,003
Navigant Consulting Inc.(a)	15,624	211,861
Resources Connection Inc.(a)	14,220	253,969
RiskMetrics Group Inc.(a)	9,638	164,232
Rollins Inc.	16,166	318,147
SuccessFactors Inc.(a)	17,026	277,524
TeleTech Holdings Inc.(a)	9,791	186,421
Wright Express Corp.(a)	12,057	353,994

		6,923,950
COMPUTERS—4.26%
Cadence Design Systems Inc.(a)	82,923	481,783
Compellent Technologies Inc.(a)	5,013	99,658
Jack Henry & Associates Inc.	26,354	578,734
Netezza Corp.(a)	15,374	139,750
Riverbed Technology Inc.(a)	17,567	393,852
STEC Inc.(a)(b)	10,883	152,580
Sykes Enterprises Inc.(a)	11,148	267,329
Synaptics Inc.(a)(b)	10,728	271,526
Syntel Inc.	7,094	238,500
3PAR Inc.(a)	10,436	100,915
Tyler Technologies Inc.(a)	11,050	206,966
Unisys Corp.(a)	12,122	350,205

		3,281,798
COSMETICS & PERSONAL CARE—0.73%
Chattem Inc.(a)	5,982	559,078

		559,078
DIVERSIFIED FINANCIAL SERVICES—1.31%
Credit Acceptance Corp.(a)	1,802	95,902
optionsXpress Holdings Inc.	14,094	202,249
Portfolio Recovery Associates Inc.(a)	4,784	218,055
Stifel Financial Corp.(a)	9,453	494,392

		1,010,598
ELECTRIC—0.47%
EnerNOC Inc.(a)	5,397	168,063
Ormat Technologies Inc.	5,624	193,578

		361,641
ELECTRICAL COMPONENTS & EQUIPMENT—0.96%
American Superconductor Corp.(a)	12,682	482,170
EnerSys Inc.(a)	13,030	253,955

		736,125

ELECTRONICS—3.55%
American Science and Engineering Inc.	2,773	215,296
Badger Meter Inc.	4,630	174,968
Cogent Inc.(a)	14,611	150,932
Dionex Corp.(a)	5,587	390,252
FEI Co.(a)	11,616	241,613
II-VI Inc.(a)	7,808	208,786
L-1 Identity Solutions Inc.(a)	26,268	196,747
Multi-Fineline Electronix Inc.(a)	2,826	67,457
Plexus Corp.(a)	12,306	418,527
Rofin-Sinar Technologies Inc.(a)	9,030	197,667
Varian Inc.(a)	9,118	470,124

		2,732,369
ENERGY - ALTERNATE SOURCES—0.42%
Clean Energy Fuels Corp.(a)(b)	11,989	200,696
Ener1 Inc.(a)	16,933	68,409
GT Solar International Inc.(a)(b)	9,479	54,504

		323,609
ENGINEERING & CONSTRUCTION—0.51%
Insituform Technologies Inc. Class A(a)	12,037	246,518
Stanley Inc.(a)	5,602	146,660

		393,178
ENTERTAINMENT—0.90%
Scientific Games Corp. Class A(a)	21,853	307,690
Vail Resorts Inc.(a)	11,411	384,551

		692,241
ENVIRONMENTAL CONTROL—1.40%
Calgon Carbon Corp.(a)	17,509	234,445
Clean Harbors Inc.(a)	7,221	413,474
Tetra Tech Inc.(a)	18,942	428,847

		1,076,766
FOOD—0.66%
United Natural Foods Inc.(a)	12,273	332,721
Winn-Dixie Stores Inc.(a)	17,121	173,436

		506,157
HAND & MACHINE TOOLS—0.20%
Franklin Electric Co. Inc.	5,988	155,868

		155,868
HEALTH CARE - PRODUCTS—7.79%
Align Technology Inc.(a)	20,670	387,562
American Medical Systems Holdings Inc.(a)	23,203	445,498
Bruker Corp.(a)	16,068	197,154
Cepheid Inc.(a)	18,041	265,022
ev3 Inc.(a)	21,557	314,301
Haemonetics Corp.(a)	8,084	457,635
ICU Medical Inc.(a)	4,207	146,319
Immucor Inc.(a)	22,021	408,490
Luminex Corp.(a)	12,967	175,443
Masimo Corp.(a)	16,361	454,181
Meridian Bioscience Inc.	12,611	252,724
NuVasive Inc.(a)(b)	11,884	327,998
PSS World Medical Inc.(a)	18,746	384,668
Steris Corp.	16,997	443,282

Thoratec Corp.(a)	17,649	500,349
Volcano Corp.(a)	12,701	251,607
West Pharmaceutical Services Inc.	10,324	375,071
Wright Medical Group Inc.(a)	11,806	211,091

		5,998,395
HEALTH CARE - SERVICES—0.37%
Emeritus Corp.(a)	6,320	115,024
Genoptix Inc.(a)	5,273	171,689

		286,713
HOME FURNISHINGS—0.40%
TiVo Inc.(a)	34,022	306,878

		306,878
HOUSEHOLD PRODUCTS & WARES—0.63%
Fossil Inc.(a)	14,847	484,755

		484,755
HOUSEWARES—0.55%
Toro Co. (The)	10,777	419,764

		419,764
INTERNET—4.04%
Blue Coat Systems Inc.(a)	12,601	310,615
Blue Nile Inc.(a)	4,563	235,223
CyberSource Corp.(a)	21,891	395,789
DealerTrack Holdings Inc.(a)	11,591	208,290
Digital River Inc.(a)	11,954	300,404
GSI Commerce Inc.(a)	14,135	321,713
NutriSystem Inc.(b)	9,616	195,782
Rackspace Hosting Inc.(a)	24,028	437,790
Sapient Corp.(a)	29,181	226,153
ValueClick Inc.(a)	27,097	250,647
Websense Inc.(a)	12,507	231,755

		3,114,161
LEISURE TIME—1.29%
Life Time Fitness Inc.(a)(b)	12,919	309,410
WMS Industries Inc.(a)	18,463	684,608

		994,018
MACHINERY—2.94%
Cognex Corp.	11,301	184,997
Intermec Inc.(a)	15,055	199,780
Middleby Corp. (The)(a)	5,769	259,951
Nordson Corp.	9,609	543,293
Wabtec Corp.	15,254	584,686
Zebra Technologies Corp. Class A(a)	18,683	487,626

		2,260,333
MANUFACTURING—0.78%
ESCO Technologies Inc.	8,100	264,789
Hexcel Corp.(a)	30,293	333,223

		598,012
MEDIA—0.11%
CKX Inc.(a)	20,266	82,280

		82,280
MINING—1.03%
Allied Nevada Gold Corp.(a)	19,790	250,739
Royal Gold Inc.	12,713	541,828

		792,567

OIL & GAS—3.19%
Apco Oil & Gas International Inc.	2,859	57,466
Arena Resources Inc.(a)	11,999	460,042
BPZ Resources Inc.(a)	32,449	192,747
Brigham Exploration Co.(a)	31,175	406,522
Carrizo Oil & Gas Inc.(a)(b)	8,683	208,392
Contango Oil & Gas Co.(a)	4,167	203,141
McMoRan Exploration Co.(a)(b)	24,677	375,337
SandRidge Energy Inc.(a)	56,959	481,873
Venoco Inc.(a)	6,089	70,206

		2,455,726
OIL & GAS SERVICES—3.22%
CARBO Ceramics Inc.	6,417	423,009
Dril-Quip Inc.(a)	9,489	498,078
Lufkin Industries Inc.	4,689	297,189
Oil States International Inc.(a)	15,536	572,346
RPC Inc.	10,216	126,168
Superior Energy Services Inc.(a)	24,383	560,078

		2,476,868
PHARMACEUTICALS—6.80%
Alkermes Inc.(a)	29,612	323,955
Allos Therapeutics Inc.(a)	24,926	180,963
Alnylam Pharmaceuticals Inc.(a)	11,317	191,257
Amylin Pharmaceuticals Inc.(a)	40,243	723,569
Auxilium Pharmaceuticals Inc.(a)	13,455	378,893
BioMarin Pharmaceutical Inc.(a)	31,315	608,450
Catalyst Health Solutions Inc.(a)	11,907	468,302
Cubist Pharmaceuticals Inc.(a)	17,986	368,533
Impax Laboratories Inc.(a)	16,683	221,884
Isis Pharmaceuticals Inc.(a)	29,075	324,477
Onyx Pharmaceuticals Inc.(a)	17,964	516,645
Salix Pharmaceuticals Ltd.(a)	17,220	503,857
Theravance Inc.(a)	16,683	183,013
ViroPharma Inc.(a)	24,235	239,442

		5,233,240
REAL ESTATE—0.19%
Hilltop Holdings Inc.(a)	13,120	148,518

		148,518
REAL ESTATE INVESTMENT TRUSTS—1.19%
Alexander’s Inc.(a)	824	240,847
DuPont Fabros Technology Inc.	13,066	217,157
Equity Lifestyle Properties Inc.	9,561	461,988

		919,992
RETAIL—4.59%
Bebe Stores Inc.	9,286	57,387
Buffalo Wild Wings Inc.(a)	5,631	263,587
EZCORP Inc.(a)	13,295	241,437
hhgregg Inc.(a)	7,052	150,208
Hibbett Sports Inc.(a)	8,902	188,900
Jos. A. Bank Clothiers Inc.(a)	5,694	238,636
99 Cents Only Stores(a)	14,279	186,198
P.F. Chang’s China Bistro Inc.(a)(b)	6,899	266,301
Panera Bread Co. Class A(a)	9,348	667,634
Texas Roadhouse Inc.(a)	16,167	188,022
Tractor Supply Co.(a)	11,399	575,308
Ulta Salon Cosmetics & Fragrance Inc.(a)	10,856	210,606
Under Armour Inc. Class A(a)	11,829	300,457

		3,534,681

SAVINGS & LOANS—0.78%
Investors Bancorp Inc.(a)	14,665	173,487
Kearny Financial Corp.	6,538	63,419
NewAlliance Bancshares Inc.	31,466	366,264

		603,170
SEMICONDUCTORS—8.47%
Cabot Microelectronics Corp.(a)	7,347	258,247
Cavium Networks Inc.(a)	11,502	248,558
Cypress Semiconductor Corp.(a)	48,721	489,646
Diodes Inc.(a)	10,528	175,607
FormFactor Inc.(a)	15,442	238,888
Hittite Microwave Corp.(a)	5,992	222,783
IPG Photonics Corp.(a)	8,036	115,718
Microsemi Corp.(a)	25,542	381,597
MKS Instruments Inc.(a)	13,652	226,623
Monolithic Power Systems Inc.(a)	10,928	225,335
NetLogic Microsystems Inc.(a)	5,987	245,228
Novellus Systems Inc.(a)	30,713	641,902
PMC-Sierra Inc.(a)	71,548	568,807
Power Integrations Inc.	8,430	263,100
Semtech Corp.(a)	18,912	283,302
Silicon Laboratories Inc.(a)	14,364	606,735
Skyworks Solutions Inc.(a)	53,827	683,065
Tessera Technologies Inc.(a)	15,522	266,513
Veeco Instruments Inc.(a)	11,907	378,881

		6,520,535
SOFTWARE—7.81%
ACI Worldwide Inc.(a)	10,652	170,539
Advent Software Inc.(a)	4,428	167,157
ArcSight Inc.(a)	9,239	219,426
athenahealth Inc.(a)	9,935	390,843
Blackbaud Inc.	13,638	304,127
Blackboard Inc.(a)	9,466	373,055
CommVault Systems Inc.(a)	12,133	257,098
Concur Technologies Inc.(a)	13,227	524,451
Ebix Inc.(a)(b)	9,781	141,629
Eclipsys Corp.(a)	17,723	295,620
Informatica Corp.(a)	28,132	666,447
ManTech International Corp. Class A(a)	6,913	331,202
MedAssets Inc.(a)	13,973	282,814
NetSuite Inc.(a)(b)	7,284	115,014
Pegasystems Inc.	4,797	159,500
Phase Forward Inc.(a)	13,384	195,674
Progress Software Corp.(a)	12,556	353,200
Quality Systems Inc.	5,674	292,438
Quest Software Inc.(a)	19,788	340,749
Taleo Corp. Class A(a)	10,046	204,034
Ultimate Software Group Inc.(a)	7,652	228,795

		6,013,812
TELECOMMUNICATIONS—6.11%
Aruba Networks Inc.(a)	20,624	214,283
Atheros Communications Inc.(a)	19,417	622,703
Ciena Corp.(a)(b)	28,568	364,242
Comtech Telecommunications Corp.(a)	8,805	311,345
Infinera Corp.(a)	29,967	205,274
JDS Uniphase Corp.(a)	68,549	538,795
NETGEAR Inc.(a)	10,765	222,190

NeuStar Inc. Class A(a)	23,389	525,317
Neutral Tandem Inc.(a)	10,479	162,005
Polycom Inc.(a)	26,174	587,083
tw telecom inc.(a)	44,691	688,688
ViaSat Inc.(a)	9,614	262,751

		4,704,676
TRANSPORTATION—3.20%
Forward Air Corp.	9,004	212,765
Genesee & Wyoming Inc. Class A(a)	12,097	356,499
Hub Group Inc. Class A(a)	11,936	287,777
Knight Transportation Inc.	18,443	333,818
Landstar System Inc.	15,988	580,205
Old Dominion Freight Line Inc.(a)	9,491	261,002
UTi Worldwide Inc.	31,371	430,724

		2,462,790
WATER—0.25%
PICO Holdings Inc.(a)	6,113	191,887

		191,887

TOTAL COMMON STOCKS
(Cost: $78,490,058)		76,970,611

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.98%

MONEY MARKET FUNDS—3.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	2,611,647	2,611,647
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	442,919	442,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	11,318	11,318

		3,065,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,065,884)		3,065,884

TOTAL INVESTMENTS IN SECURITIES—103.95%
(Cost: $81,555,942)		80,036,495
Other Assets, Less Liabilities—(3.95)%		(3,037,919)

NET ASSETS—100.00%		$76,998,576

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2010

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.16%
Harte-Hanks Inc.	20,740	$219,014

		219,014
AEROSPACE & DEFENSE—0.85%
Curtiss-Wright Corp.	23,755	725,953
Triumph Group Inc.	8,788	447,573

		1,173,526
AGRICULTURE—0.66%
Universal Corp.	13,127	595,835
Vector Group Ltd.(a)	22,275	311,627

		907,462
AIRLINES—2.59%
Alaska Air Group Inc.(b)	18,570	581,984
AMR Corp.(b)	174,415	1,206,952
Continental Airlines Inc. Class B(b)	72,383	1,331,123
SkyWest Inc.	30,179	441,519

		3,561,578
APPAREL—1.53%
Columbia Sportswear Co.	7,784	322,102
Hanesbrands Inc.(b)	49,377	1,134,190
Jones Apparel Group Inc.	45,124	651,591

		2,107,883
AUTO PARTS & EQUIPMENT—1.57%
Cooper Tire & Rubber Co.	31,998	544,926
Federal Mogul Corp. Class A(b)	13,236	216,806
Tenneco Inc.(b)	31,421	555,523
TRW Automotive Holdings Corp.(b)	36,598	842,852

		2,160,107
BANKS—12.46%
Associated Banc-Corp	86,989	1,106,500
BancorpSouth Inc.	40,936	936,616
CapitalSource Inc.	137,058	656,508
Chemical Financial Corp.	11,841	250,911
Community Bank System Inc.	17,245	360,593
CVB Financial Corp.(a)	50,052	479,498
East West Bancorp Inc.	45,706	750,950
F.N.B. Corp.	60,367	428,002
FirstMerit Corp.	45,092	923,935
Fulton Financial Corp.	92,145	851,420
MB Financial Inc.	25,705	521,297
National Penn Bancshares Inc.	66,656	399,936

NBT Bancorp Inc.	18,091	377,378
Old National Bancorp	46,131	555,417
Park National Corp.	6,098	334,170
Synovus Financial Corp.	222,916	615,248
TCF Financial Corp.	63,387	927,986
Trustmark Corp.	29,116	663,845
Umpqua Holdings Corp.	45,922	567,596
United Bankshares Inc.(a)	22,818	568,168
Valley National Bancorp	74,378	1,022,697
Webster Financial Corp.	37,672	582,786
Westamerica Bancorporation	15,240	847,039
Whitney Holding Corp.	48,934	607,760
Wintrust Financial Corp.	12,547	435,883
Zions Bancorporation(a)	72,635	1,377,886

		17,150,025
BUILDING MATERIALS—0.61%
Texas Industries Inc.	12,298	417,394
USG Corp.(a)(b)	35,626	427,868

		845,262
CHEMICALS—4.11%
Arch Chemicals Inc.	13,129	367,087
Cabot Corp.	26,642	686,831
Cytec Industries Inc.	25,456	949,763
H.B. Fuller Co.	25,616	512,832
Huntsman Corp.	87,251	1,063,590
Olin Corp.	36,453	601,474
Rockwood Holdings Inc.(b)	26,845	588,174
Sensient Technologies Corp.	25,753	668,290
Westlake Chemical Corp.	10,369	212,876

		5,650,917
COAL—0.16%
James River Coal Co.(b)	13,815	216,205

		216,205
COMMERCIAL SERVICES—3.97%
Avis Budget Group Inc.(b)	53,852	582,679
Convergys Corp.(b)	61,372	656,680
Deluxe Corp.	27,180	505,820
HealthSpring Inc.(b)	26,649	463,426
Hillenbrand Inc.	32,721	600,430
PHH Corp.(b)	24,111	420,496
Rent-A-Center Inc.(b)	34,911	698,220
Service Corp. International	131,691	1,010,070
Valassis Communications Inc.(b)	25,447	532,606

		5,470,427
COMPUTERS—0.99%
Electronics For Imaging Inc.(b)	25,995	301,282
Lexmark International Inc. Class A(b)	41,153	1,061,336

		1,362,618
DISTRIBUTION & WHOLESALE—2.02%
ScanSource Inc.(b)	14,084	398,014
Tech Data Corp.(b)	26,491	1,079,508
United Stationers Inc.(b)	12,530	683,637
WESCO International Inc.(b)	22,279	617,574

		2,778,733

DIVERSIFIED FINANCIAL SERVICES—1.59%
E*TRADE Financial Corp.(b)	978,418	1,487,195
Nelnet Inc. Class A	15,387	256,809
Ocwen Financial Corp.(b)	37,333	341,970
Student Loan Corp. (The)	2,216	100,385

		2,186,359
ELECTRIC—6.62%
ALLETE Inc.	15,383	481,488
Avista Corp.	28,784	586,618
Black Hills Corp.	17,234	447,739
CH Energy Group Inc.	8,322	329,135
Cleco Corp.	31,873	826,148
Dynegy Inc. Class A(b)	266,857	432,308
El Paso Electric Co.(b)	23,906	460,190
Empire District Electric Co. (The)	19,036	350,453
Hawaiian Electric Industries Inc.	48,044	950,310
IDACORP Inc.	24,895	780,458
MGE Energy Inc.	12,223	408,615
NorthWestern Corp.	19,000	464,550
Otter Tail Corp.	16,909	365,234
PNM Resources Inc.	41,529	482,982
Portland General Electric Co.	39,658	773,331
UIL Holdings Corp.	15,845	430,509
UniSource Energy Corp.	17,878	549,570

		9,119,638
ELECTRONICS—1.59%
AVX Corp.	27,115	322,126
Brady Corp. Class A	25,755	727,836
Vishay Intertechnology Inc.(b)	90,820	684,783
Watts Water Technologies Inc. Class A	15,488	448,068

		2,182,813
ENGINEERING & CONSTRUCTION—0.61%
Granite Construction Inc.	18,126	559,731
Tutor Perini Corp.(b)	14,362	273,740

		833,471
ENTERTAINMENT—0.43%
Cinemark Holdings Inc.	23,103	327,601
Speedway Motorsports Inc.	7,380	122,656
Warner Music Group Corp.(b)	28,774	138,978

		589,235
ENVIRONMENTAL CONTROL—0.50%
Darling International Inc.(b)	43,475	338,670
EnergySolutions Inc.	41,085	343,060

		681,730
FOOD—1.40%
Cal-Maine Foods Inc.	6,519	212,845
Chiquita Brands International Inc.(b)	23,618	346,476
Fresh Del Monte Produce Inc.(b)	22,179	450,899
Sanderson Farms Inc.	9,368	437,954
Seaboard Corp.	193	237,390
Weis Markets Inc.	6,791	241,148

		1,926,712

FOREST PRODUCTS & PAPER—1.51%
Louisiana-Pacific Corp.(b)	64,795	460,692
Potlatch Corp.	20,886	641,200
Temple-Inland Inc.	55,958	971,990

		2,073,882
GAS—4.06%
Nicor Inc.	23,677	959,392
Northwest Natural Gas Co.	14,055	609,565
Piedmont Natural Gas Co.	36,181	928,766
South Jersey Industries Inc.	15,759	604,042
Southwest Gas Corp.	23,635	653,980
Vectren Corp.	42,674	993,451
WGL Holdings Inc.	26,445	839,100

		5,588,296
HEALTH CARE - PRODUCTS—1.17%
Cooper Companies Inc. (The)	23,916	844,713
Hill-Rom Holdings Inc.	33,042	772,192

		1,616,905
HEALTH CARE - SERVICES—3.49%
Brookdale Senior Living Inc.(b)	29,028	529,761
Health Management Associates Inc. Class A(b)	128,843	855,518
Health Net Inc.(b)	54,408	1,319,938
HealthSouth Corp.(b)	49,204	886,164
Kindred Healthcare Inc.(b)	20,693	349,919
LifePoint Hospitals Inc.(b)	28,890	866,122

		4,807,422
HOME BUILDERS—1.54%
KB Home	40,379	616,991
M.D.C. Holdings Inc.	19,063	640,517
Meritage Homes Corp.(b)	15,753	352,710
Ryland Group Inc.	22,808	507,706

		2,117,924
HOUSEHOLD PRODUCTS & WARES—0.73%
American Greetings Corp. Class A	19,027	351,619
Central Garden & Pet Co.(b)	10,092	96,278
Central Garden & Pet Co. Class A(b)	24,154	212,314
Helen of Troy Ltd.(b)	14,855	350,132

		1,010,343
INSURANCE—7.77%
AmTrust Financial Services Inc.	13,016	155,802
Argo Group International Holdings Ltd.(a)(b)	16,221	433,750
CNA Surety Corp.(b)	8,717	122,038
Conseco Inc.(b)	119,720	569,867
Delphi Financial Group Inc. Class A	25,232	510,948
Employers Holdings Inc.	15,250	201,757
Endurance Specialty Holdings Ltd.(a)	26,788	964,904
Enstar Group Ltd.(b)	3,834	248,788
Erie Indemnity Co. Class A	16,755	653,445
Greenlight Capital Re Ltd. Class A(b)	15,944	385,048
Harleysville Group Inc.	6,806	219,834
Infinity Property and Casualty Corp.	7,355	291,699
Max Capital Group Ltd.(a)	25,192	567,324
National Western Life Insurance Co. Class A	1,133	184,113
OneBeacon Insurance Group Ltd.	12,672	164,483

Platinum Underwriters Holdings Ltd.	26,244	951,607
ProAssurance Corp.(b)	17,134	869,722
Protective Life Corp.	44,254	745,680
Selective Insurance Group Inc.	27,937	432,185
StanCorp Financial Group Inc.	25,728	1,105,789
State Auto Financial Corp.	7,551	118,626
Unitrin Inc.	23,433	508,496
Universal American Corp.(b)	22,187	296,418

		10,702,323
INTERNET—0.69%
AboveNet Inc.(b)	11,455	671,721
United Online Inc.	44,746	282,795

		954,516
IRON & STEEL—0.85%
AK Steel Holding Corp.	57,330	1,166,092

		1,166,092
LEISURE TIME—0.91%
Brunswick Corp.	46,345	497,282
Polaris Industries Inc.(a)	17,056	754,046

		1,251,328
LODGING—0.14%
Ameristar Casinos Inc.	12,934	191,553

		191,553
MACHINERY—0.32%
Applied Industrial Technologies Inc.	20,526	447,467

		447,467
MANUFACTURING—2.33%
A.O. Smith Corp.	13,003	553,668
Barnes Group Inc.	23,196	372,064
Crane Co.	26,643	813,144
Eastman Kodak Co.(b)	134,650	814,633
Trinity Industries Inc.	42,008	657,005

		3,210,514
MEDIA—1.23%
Meredith Corp.	19,055	590,324
New York Times Co. (The) Class A(b)	51,080	659,954
Scholastic Corp.	14,648	437,975

		1,688,253
METAL FABRICATE & HARDWARE—1.21%
Commercial Metals Co.	59,231	813,834
Mueller Water Products Inc. Class A	78,913	355,898
Worthington Industries Inc.	34,073	493,036

		1,662,768
MINING—1.55%
Century Aluminum Co.(b)	34,018	385,084
Compass Minerals International Inc.	16,997	1,071,491
Kaiser Aluminum Corp.	8,291	291,429
RTI International Metals Inc.(b)	15,399	381,125

		2,129,129
OFFICE FURNISHINGS—0.36%
HNI Corp.	19,670	492,143

		492,143

OIL & GAS—2.07%
Frontier Oil Corp.	54,415	678,011
Holly Corp.	22,156	578,272
Penn Virginia Corp.	24,024	583,062
Stone Energy Corp.(b)	22,393	356,944
Swift Energy Co.(b)	19,188	480,851
W&T Offshore Inc.	19,863	176,979

		2,854,119
OIL & GAS SERVICES—0.68%
Complete Production Services Inc.(b)	32,483	407,012
Helix Energy Solutions Group Inc.(b)	49,989	530,383

		937,395
PHARMACEUTICALS—0.35%
Par Pharmaceutical Companies Inc.(b)	18,283	481,209

		481,209
REAL ESTATE—0.52%
Forest City Enterprises Inc. Class A(a)(b)	62,902	711,422

		711,422
REAL ESTATE INVESTMENT TRUSTS—10.94%
American Capital Agency Corp.	10,306	275,067
Anworth Mortgage Asset Corp.	56,992	393,245
Apartment Investment and Management Co. Class A	61,330	942,029
Brandywine Realty Trust	67,916	762,697
Capstead Mortgage Corp.	34,434	457,284
CBL & Associates Properties Inc.(a)	72,412	724,120
Colonial Properties Trust	35,129	386,770
Cousins Properties Inc.	43,843	335,837
DCT Industrial Trust Inc.	109,716	543,094
Developers Diversified Realty Corp.	67,322	555,407
DiamondRock Hospitality Co.(b)	65,597	533,960
Equity One Inc.(a)	20,658	346,022
Franklin Street Properties Corp.	36,769	461,819
Hatteras Financial Corp.	19,139	524,217
Healthcare Realty Trust Inc.	31,096	652,083
Highwoods Properties Inc.	37,167	1,122,815
HRPT Properties Trust	118,394	789,688
Inland Real Estate Corp.	38,752	327,067
LaSalle Hotel Properties	33,301	671,015
MFA Financial Inc.	143,090	1,053,142
National Health Investors Inc.	12,404	421,984
National Retail Properties Inc.	43,466	878,013
Post Properties Inc.	25,648	457,817
Redwood Trust Inc.	36,881	527,398
Sovran Self Storage Inc.	14,243	482,838
Sunstone Hotel Investors Inc.(b)	50,407	432,996

		15,058,424
RETAIL—5.67%
Barnes & Noble Inc.(a)	20,587	359,861
Bob Evans Farms Inc.	16,414	458,115
Brinker International Inc.	53,160	867,571
Cabela’s Inc.(b)	21,974	354,221

Cato Corp. (The) Class A	14,613	298,836
Collective Brands Inc.(b)	33,759	664,377
Cracker Barrel Old Country Store Inc.	11,844	437,754
Dillard’s Inc. Class A	29,144	482,625
Foot Locker Inc.	81,366	918,622
Group 1 Automotive Inc.(b)	12,745	369,605
HSN Inc.(b)	20,985	401,653
Office Depot Inc.(b)	143,782	816,682
Regis Corp.	30,216	481,341
Rite Aid Corp.(b)	320,895	436,417
Saks Inc.(a)(b)	71,517	460,569

		7,808,249
SAVINGS & LOANS—0.70%
Astoria Financial Corp.	46,707	616,532
Provident Financial Services Inc.	29,939	341,305

		957,837
SEMICONDUCTORS—0.68%
Amkor Technology Inc.(b)	61,793	351,602
Fairchild Semiconductor International Inc.(b)	65,602	589,106

		940,708
SOFTWARE—1.00%
Fair Isaac Corp.	25,645	562,395
Novell Inc.(b)	181,415	810,925

		1,373,320
TELECOMMUNICATIONS—0.72%
Cincinnati Bell Inc.(b)	108,562	315,915
Global Crossing Ltd.(b)	16,600	231,902
NTELOS Holdings Corp.	15,637	254,101
Sycamore Networks Inc.	10,069	195,238

		997,156
TRANSPORTATION—1.64%
Alexander & Baldwin Inc.	21,822	697,213
Arkansas Best Corp.	12,084	272,373
Atlas Air Worldwide Holdings Inc.(b)	9,028	331,057
Bristow Group Inc.(b)	17,942	640,529
Ship Finance International Ltd.	21,896	316,835

		2,258,007
TRUCKING & LEASING—0.37%
Aircastle Ltd.	23,923	227,508
AMERCO(b)	3,205	121,117
Textainer Group Holdings Ltd.	9,697	165,237

		513,862
WATER—0.24%
American States Water Co.	9,803	325,656

		325,656

TOTAL COMMON STOCKS
(Cost: $135,456,177)		137,451,937

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.12%

MONEY MARKET FUNDS—4.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%(c)(d)(e)	4,660,542	4,660,542
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	790,398	790,398
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%(c)(d)	222,867	222,867

		5,673,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,673,807)		5,673,807

TOTAL INVESTMENTS IN SECURITIES—103.98%
(Cost: $141,129,984)		143,125,744
Other Assets, Less Liabilities—(3.98)%		(5,475,299)

NET ASSETS—100.00%		$137,650,445

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones International Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S., iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Developed Asia, iShares FTSE EPRA/NAREIT Developed Europe, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE KLD 400 Social, iShares FTSE KLD Select Social, iShares FTSE NAREIT Industrial/Office Capped, iShares FTSE NAREIT Mortgage Plus Capped, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped, iShares FTSE NAREIT Retail Capped, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of January 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors	$1,781,022,026	$—	$—	$1,781,022,026
Dow Jones International Select Dividend	114,090,525	—	—	114,090,525
Dow Jones Select Dividend	3,572,403,979	—	—	3,572,403,979
Dow Jones Transportation Average	515,943,850	—	—	515,943,850
Dow Jones U.S. Aerospace & Defense	192,415,136	—	—	192,415,136
Dow Jones U.S. Basic Materials Sector	745,425,005	—	—	745,425,005
Dow Jones U.S. Broker-Dealers	158,048,289	—	—	158,048,289
Dow Jones U.S. Consumer Goods Sector	324,059,076	—	—	324,059,076
Dow Jones U.S. Consumer Services Sector	148,731,494	—	—	148,731,494
Dow Jones U.S. Energy Sector	692,265,820	—	—	692,265,820
Dow Jones U.S. Financial Sector	496,061,214	—	—	496,061,214
Dow Jones U.S. Financial Services	314,857,062	—	—	314,857,062
Dow Jones U.S. Healthcare Providers	228,365,516	—	—	228,365,516
Dow Jones U.S. Healthcare Sector	669,105,807	—	—	669,105,807
Dow Jones U.S. Home Construction	312,245,073	—	—	312,245,073
Dow Jones U.S. Industrial Sector	298,927,636	—	—	298,927,636
Dow Jones U.S. Insurance	38,817,036	—	—	38,817,036
Dow Jones U.S. Medical Devices	393,549,959	—	—	393,549,959
Dow Jones U.S. Oil Equipment & Services	392,448,135	—	—	392,448,135
Dow Jones U.S. Oil & Gas Exploration & Production	361,466,655	—	—	361,466,655
Dow Jones U.S. Pharmaceuticals	212,303,236	—	—	212,303,236
Dow Jones U.S. Real Estate	2,351,219,002	—	—	2,351,219,002
Dow Jones U.S. Regional Banks	124,841,305	—	—	124,841,305
Dow Jones U.S. Technology Sector	1,280,263,442	—	—	1,280,263,442
Dow Jones U.S. Telecommunications Sector	601,304,517	—	—	601,304,517
Dow Jones U.S.	597,413,377	—	—	597,413,377
Dow Jones U.S. Utilities Sector	495,619,148	—	—	495,619,148
FTSE EPRA/NAREIT Developed Asia
Common Stocks	18,704,307	—	75	18,704,382
Short-Term Investments	800,214	—	—	800,214

Total FTSE EPRA/NAREIT Developed Asia	19,504,521	—	75	19,504,596

FTSE EPRA/NAREIT Developed Europe	8,428,116	—	—	8,428,116
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	306,170,433	—	918	306,171,351
Warrants	22,112	—	—	22,112
Short-Term Investments	28,713,168	—	—	28,713,168

Total FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	334,905,713	—	918	334,906,631

FTSE EPRA/NAREIT North America	6,192,262	—	—	6,192,262
FTSE KLD 400 Social	99,320,690	—	—	99,320,690
FTSE KLD Select Social	118,647,492	—	—	118,647,492
FTSE NAREIT Industrial/Office Capped	10,372,349	—	—	10,372,349
FTSE NAREIT Mortgage Plus Capped	48,605,878	—	—	48,605,878
FTSE NAREIT Real Estate 50	37,481,542	—	—	37,481,542
FTSE NAREIT Residential Plus Capped	36,876,964	—	—	36,876,964
FTSE NAREIT Retail Capped	4,281,210	—	—	4,281,210
Morningstar Large Core	252,500,982	—	—	252,500,982
Morningstar Large Growth	403,668,937	—	—	403,668,937
Morningstar Large Value	193,302,592	—	—	193,302,592
Morningstar Mid Core	110,467,991	—	—	110,467,991
Morningstar Mid Growth	150,611,699	—	—	150,611,699
Morningstar Mid Value	113,129,989	—	—	113,129,989
Morningstar Small Core	142,912,797	—	—	142,912,797
Morningstar Small Growth	80,036,495	—	—	80,036,495
Morningstar Small Value	143,125,744	—	—	143,125,744

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended January 31, 2010:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in (out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE EPRA/NAREIT Developed Asia
Common Stocks	$33,827	$—	$—	$(33,752)	$75	$75
FTSE EPRA/NAREIT Developed Europe
Rights	5,690	—	—	(5,690)	—	—
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	427,960	—	—	(427,042)	918	918
Rights	98,442	—	—	(98,442)	—	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,617,993,855	$—	$(836,971,829)	$(836,971,829)
Dow Jones International Select Dividend	105,059,602	12,704,309	(3,673,386)	9,030,923
Dow Jones Select Dividend	3,627,279,765	225,204,428	(280,080,214)	(54,875,786)
Dow Jones Transportation Average	642,510,604	—	(126,566,754)	(126,566,754)
Dow Jones U.S. Aerospace & Defense	248,327,054	—	(55,911,918)	(55,911,918)
Dow Jones U.S. Basic Materials Sector	977,077,828	—	(231,652,823)	(231,652,823)
Dow Jones U.S. Broker-Dealers	202,976,242	—	(44,927,953)	(44,927,953)
Dow Jones U.S. Consumer Goods Sector	368,725,923	4,604,958	(49,271,805)	(44,666,847)
Dow Jones U.S. Consumer Services Sector	210,411,937	1,490,829	(63,171,272)	(61,680,443)
Dow Jones U.S. Energy Sector	857,089,489	14,400,390	(179,224,059)	(164,823,669)
Dow Jones U.S. Financial Sector	843,156,210	—	(347,094,996)	(347,094,996)
Dow Jones U.S. Financial Services	461,896,958	—	(147,039,896)	(147,039,896)
Dow Jones U.S. Healthcare Providers	260,588,366	—	(32,222,850)	(32,222,850)
Dow Jones U.S. Healthcare Sector	830,554,841	1,224,538	(162,673,572)	(161,449,034)
Dow Jones U.S. Home Construction	354,957,259	—	(42,712,186)	(42,712,186)
Dow Jones U.S. Industrial Sector	399,999,331	94,644	(101,166,339)	(101,071,695)
Dow Jones U.S. Insurance	49,910,467	—	(11,093,431)	(11,093,431)
Dow Jones U.S. Medical Devices	448,816,619	—	(55,266,660)	(55,266,660)
Dow Jones U.S. Oil Equipment & Services	429,630,568	—	(37,182,433)	(37,182,433)
Dow Jones U.S. Oil & Gas Exploration & Production	465,974,644	—	(104,507,989)	(104,507,989)
Dow Jones U.S. Pharmaceuticals	213,389,220	6,277,605	(7,363,589)	(1,085,984)
Dow Jones U.S. Real Estate	3,060,819,377	—	(709,600,375)	(709,600,375)
Dow Jones U.S. Regional Banks	176,652,860	—	(51,811,555)	(51,811,555)
Dow Jones U.S. Technology Sector	1,403,394,719	48,288,981	(171,420,258)	(123,131,277)
Dow Jones U.S. Telecommunications Sector	791,370,194	—	(190,065,677)	(190,065,677)
Dow Jones U.S.	637,693,732	42,882,866	(83,163,221)	(40,280,355)
Dow Jones U.S. Utilities Sector	624,456,014	—	(128,836,866)	(128,836,866)
FTSE EPRA/NAREIT Developed Asia	24,691,480	—	(5,186,884)	(5,186,884)
FTSE EPRA/NAREIT Developed Europe	9,578,124	—	(1,150,008)	(1,150,008)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	351,790,303	—	(16,883,672)	(16,883,672)
FTSE EPRA/NAREIT North America	7,108,895	—	(916,633)	(916,633)
FTSE KLD 400 Social	101,932,506	3,123,151	(5,734,967)	(2,611,816)
FTSE KLD Select Social	120,463,374	6,463,422	(8,279,304)	(1,815,882)
FTSE NAREIT Industrial/Office Capped	10,910,304	—	(537,955)	(537,955)
FTSE NAREIT Mortgage Plus Capped	46,293,104	3,092,460	(779,686)	2,312,774
FTSE NAREIT Real Estate 50	42,898,450	—	(5,416,908)	(5,416,908)
FTSE NAREIT Residential Plus Capped	60,462,556	—	(23,585,592)	(23,585,592)
FTSE NAREIT Retail Capped	4,689,642	—	(408,432)	(408,432)
Morningstar Large Core	244,104,344	15,569,601	(7,172,963)	8,396,638
Morningstar Large Growth	422,866,594	16,895,559	(36,093,216)	(19,197,657)
Morningstar Large Value	239,500,704	—	(46,198,112)	(46,198,112)
Morningstar Mid Core	110,320,453	8,980,784	(8,833,246)	147,538
Morningstar Mid Growth	166,274,442	9,408,943	(25,071,686)	(15,662,743)
Morningstar Mid Value	125,106,094	4,646,312	(16,622,417)	(11,976,105)
Morningstar Small Core	143,721,507	11,595,676	(12,404,386)	(808,710)
Morningstar Small Growth	82,413,853	5,160,768	(7,538,126)	(2,377,358)
Morningstar Small Value	142,562,520	10,558,162	(9,994,938)	563,224

2. TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in companies considered to be an affiliate of the Funds (excluding short-term investments) during the period December 1, 2009 to January 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S. Financial Sector
BlackRock Inc.	8,154	9,506	6,180	11,480	$2,454,654	$—	$54,634
PNC Financial Services Group Inc. (The)	171,393	37,141	82,276	126,258	6,998,481	13,334	(34,693)

					$9,453,135	$13,334	$19,941

Dow Jones U.S. Financial Services
BlackRock Inc.	6,930	6,414	2,404	10,940	$2,339,191	$—	$74,568
PNC Financial Services Group Inc. (The)	145,055	2,036	26,910	120,181	6,661,633	12,425	201,596

					$9,000,824	$12,425	$276,164

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	229,796	62,901	64,789	227,908	$12,632,940	$21,977	$141,713

Dow Jones U.S.
BlackRock Inc.	1,149	1,114	41	2,222	$475,108	$—	$2,398
PNC Financial Services Group Inc. (The)	23,868	770	350	24,288	1,346,284	2,385	3,318

					$1,821,392	$2,385	$5,716

FTSE KLD 400 Social
BlackRock Inc.	386	50	8	428	$91,515	$—	$(4)
PNC Financial Services Group Inc. (The)	8,792	608	281	9,119	505,466	851	2,832

					$596,981	$851	$2,828

FTSE KLD Select Social
PNC Financial Services Group Inc. (The)	5,791	—	—	5,791	$320,995	$579	$—

Morningstar Large Core
PNC Financial Services Group Inc. (The)	39,949	1,232	144	41,037	$2,274,681	$4,094	$(109)

Morningstar Large Growth
BlackRock Inc.	—	6,922	336	6,586	$1,408,219	$—	$(258)

Investments in companies considered to be an affiliate of the Funds (excluding short-term investments) during the nine months ended January 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Net Realized Loss
Dow Jones Select Dividend
Universal Corp.	1,376,918	85,624	333,757	1,128,785	$51,235,551	$(3,991,015)

Dow Jones U.S. Home Construction
Cavco Industries Inc.	304,537	282,468	327,480	259,525	9,301,376	(214,888)

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of January 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	March 26, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 26, 2010